UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: September 30, 2011

Date of reporting period: March 31, 2012

ITEM 1.     REPORT TO SHAREHOLDERS

Wells Fargo Advantage Absolute Return Fund

Semi-Annual Report

March 31, 2012

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $213 billion in assets under management, as of March 31, 2012.

Equity Funds
Asia Pacific Fund	Equity Value Fund	Precious Metals Fund
C&B Large Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Mid Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
Capital Growth Fund	Index Fund	Small Cap Value Fund
Common Stock Fund	International Equity Fund	Small Company Growth Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Value Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Absolute Return Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The financial markets throughout most of the past six months may best be described as a risk-on/risk-off trading environment in response to the uncertainty about the sustainability of the U.S. economic recovery, ongoing concerns about the Greek debt crisis, and the overall health of the eurozone.

Positive global developments encouraged investors to refocus on underlying fundamentals and a longer-term investment perspective, sparking the first-quarter equity rally that extended into March for the U.S. equity markets.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Absolute Return Fund for the one-month period that ended March 31, 2012.

The financial markets throughout most of the past six months may best be described as a risk-on/risk-off trading environment in response to the uncertainty about the sustainability of the U.S. economic recovery, ongoing concerns about the Greek debt crisis, and the overall health of the eurozone. When volatility and uncertainty were high, investors sold risky assets such as high-beta1 equities, commodities, emerging markets securities, and high-yield bonds, in preference for the relative safety of U.S. Treasuries. In periods of low volatility, investor risk tolerance sharply rose, and the markets sought out the higher yield and return potential of those riskier investments.

During the first quarter of 2012, investor sentiment appeared to be more positive and balanced. This recent shift in sentiment was the result of improvement in the global macroeconomic backdrop, which contributed to a less volatile market environment and a more stable consensus earnings growth outlook. These developments also encouraged investors to refocus on underlying fundamentals and a longer-term investment perspective, sparking the first-quarter equity rally that extended into March for the U.S. equity markets led by stocks and sectors that were shunned at points in 2011, notably retail and higher-growth technology names.

During the one-month period, the S&P 500 Index2 and the Russell 3000® Index3 posted returns of 3.29% and 3.08%, respectively, while the Barclays U.S. Aggregate Bond Index4, representing the universe of investment-grade U.S. bonds, posted a negative total return of (0.55)%. By comparison, the Barclays U.S. Corporate High Yield Bond Index5 lost 0.14%, and the Barclays U.S. Treasury Index6 returned (0.41)%.

On the international front, the MSCI EAFE Index7 returned (0.91)% during the one-month period, while the BofA Merrill Lynch Global Broad Market Ex. U.S. Index8, representative of the international investment-grade bond market, returned (0.82)%.

The developed global economies have regained some momentum so far in 2012.

Early in 2012, the U.S. Bureau of Economic Analysis reported that U.S. gross domestic product (GDP) expanded to an annual growth rate of 3.0% in the fourth quarter, building on the 1.8% annual growth rate reported for the third quarter of 2011, re-igniting hopes of a sustainable economic recovery. While few economists now believe that the U.S. economy is in danger of sliding back into recession, many continue to expect a tepid economic growth environment in 2012.

1.	Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison to a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

2.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

3.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

4.	The Barclays U.S. Aggregate Bond Index is composed of the Barclays Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

5.	The Barclays U.S. Corporate High Yield Bond Index is an unmanaged, U.S. dollar denominated, non-convertible, non-investment grade debt index. The index consists of domestic and corporate bonds rated Ba and below with a minimum outstanding amount of $150 million. You cannot invest directly in an index.

6.	The Barclays U.S. Treasury Index is an index of U.S. Treasury securities. You cannot invest directly in an index.

Letter to Shareholders	Wells Fargo Advantage Absolute Return Fund	3

Within the eurozone, GDP grew at an annualized rate of 1.5% for 2011, which was modestly weaker from a year earlier when eurozone GDP was reported at an annualized rate of 2.0% in the fourth quarter of 2010. Considering the fiscal challenges that faced European countries throughout 2011—stemming, primarily, from the reemergence of the Greek debt crisis—most economists had expected weaker economic conditions in 2011. While several steps have been taken by the International Monetary Fund and the European Central Bank to address the ongoing fiscal challenges in Europe, economic conditions of many countries in the eurozone are likely to remain weak throughout 2012.

Central banks across the globe remain committed to accommodative policies.

With inflation in check, the U.S. Federal Reserve (Fed) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0% to 0.25%. Last summer, the Federal Open Market Committee (FOMC) issued a statement explaining that economic conditions were likely to warrant exceptionally low levels for the federal funds rate through at least mid-2013—a timetable that was later revised to late 2014 following the FOMC meeting on January 25, 2012.

The European Central Bank (ECB) also continued to maintain an accommodative monetary policy throughout the period, primarily in efforts to stave off the contagion risk stemming from the ongoing concerns about the potential of Greece defaulting on its sovereign bonds. Fortunately Greece received another bailout and was able to restructure its outstanding debt in February 2012, which alleviated near-term contagion risks and the possibility of the euro collapsing. However, the agreement does not fully address longer-term structural issues that affect not only Greece, but several other countries across the eurozone. Recognizing the drag the persistent sovereign debt crisis has had on financial stability across the eurozone, the ECB introduced additional liquidity into the European banking system through its long-term refinancing operations (LTRO). The LTRO program effectively encourages European banks to buy sovereign bonds of the eurozone governments, helping to push yields lower on bonds from financially fragile countries like Spain and Italy. This type of activity helps to reduce the near-term risk that those countries would experience funding issues. From a global credit market perspective, this additional liquidity further helps alleviate fears of contagion and causes risk premiums to decline—an ideal scenario for equities and high-yield bonds.

Recent events have not altered our message to shareholders.

The heightened volatility across the global financial markets during 2011 and lingering uncertainties about the outlook going forward have left many investors questioning their resolve—and their investments. Yet it is precisely at such times that the market may present opportunities—as well as challenges—for prudent investors. For many investors, simply building and maintaining a well-diversified9 investment plan focused on clear financial objectives is the best long-term strategy.

7.	The Morgan Stanley Capital International Europe, Australasia, and Far East (“MSCI EAFE”) Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed or produced by MSCI.

8.	The BofA Merrill Lynch Global Broad Market Ex. U.S. Index tracks the performance of investment grade debt publicly issued in the major domestic and euro bond markets, including sovereign, quasi-government, corporate, securitized and collateralized securities and excludes all securities denominated in U.S. dollars. You cannot invest directly in an index.

4	Wells Fargo Advantage Absolute Return Fund	Letter to Shareholders

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

9.	Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

Performance Highlights (Unaudited)	Wells Fargo Advantage Absolute Return Fund	5

INVESTMENT OBJECTIVE

The Fund seeks a positive total return.

ADVISER

Wells Fargo Funds Management, LLC

PORTFOLIO MANAGER

Ben Inker, CFA1

FUND INCEPTION

March 1, 2012

PORTFOLIO ALLOCATION[2] (AS OF MARCH 31, 2012)

Absolute return funds are not intended to outperform stocks and bonds in strong markets, and there is no guarantee of positive returns or that the Fund’s objectives will be achieved. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. Alternative investments such as, commodities, real estate, and short strategies are speculative and entail a high degree of risk. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. The Fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to high-yield risk, mortgage- and asset-backed securities risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

1.	The Fund invests substantially all of its assets directly in GMO Benchmark-Free Allocation Fund, an investment company advised by Grantham, Mayo, Van Otterloo & Co. LLC (GMO). Mr. Inker, senior member of GMO’s Asset Allocation Division, has been responsible for coordinating the portfolio management of GMO Benchmark-Free Allocation Fund since 2003.

2.	Portfolio allocation is subject to change and represents the portfolio allocation of the GMO Benchmark-Free Allocation Fund, which is calculated based on the total long-term investments of the GMO Benchmark-Free Allocation Fund.

6	Wells Fargo Advantage Absolute Return Fund	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF MARCH 31, 2012)

		Including Sales Charge				Excluding Sales Charge
					Since				Since	Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	07/23/2003	6 Months*	1 Year	5 Year	07/23/2003	Gross	Net[5]
Class A (WARAX)	03/01/2012	2.47	0.31	3.84	9.46	8.73	6.42	5.08	10.21	1.66%	1.66%
Class C (WARCX)	03/01/2012	7.29	4.59	4.29	9.38	8.29	5.59	4.29	9.38	2.41%	2.41%
Administrator Class (WARDX)	03/01/2012					8.81	6.58	5.25	10.38	1.50%	1.48%
MSCI World Index (Net)[6]						20.03	0.56	(0.70)	6.73
Consumer Price Index[7]						2.21	2.65	2.24	2.58

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – wellsfargoadvantagefunds.com

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

3.	Historical performance shown for Class A, Class C and Administrator Class prior to their inception is based on the performance of the Class III shares of GMO Benchmark- Free Allocation Fund (GBMFX), in which the Fund invests substantially all of its investable assets. Returns for the Class III shares do not reflect GMO Benchmark- Free Allocation Fund’s current fee arrangement and have been adjusted downward to reflect the higher expense ratios applicable to Class A, Class C and Administrator Class at their inception. These ratios were 1.66% for Class A, 2.41% for Class C and 1.50% for the Administrator Class.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund (including the expenses of GMO Benchmark-Free Allocation Fund), at 0.80% for Class A, 1.55% for Class C and 0.60% for Administrator Class. Without these caps, the Fund’s returns would have been lower.

6.	The Morgan Stanley Capital International World Index (Net) (“MSCI World Index (Net)”) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. You cannot invest directly in an index.

7.	The Consumer Price Index for All Urban Consumers U.S. All Items is published monthly by the U.S. government as an indicator of changes in price levels (or inflation) paid by urban consumers for a representative basket of goods and services. You cannot invest directly in an index.

Fund Expenses (Unaudited)	Wells Fargo Advantage Absolute Return Fund	7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2011 to March 31, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10-01-2011	Ending Account Value 03-31-2012	Expenses Paid During the Period¹	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,003.00	$4.01	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	$4.04	0.80%
Class C
Actual	$1,000.00	$1,002.00	$7.76	1.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.25	$7.82	1.55%
Administrator Class
Actual	$1,000.00	$1,003.00	$3.00	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$3.03	0.60%
Expenses Including GMO Benchmark-Free Allocation Fund
Class A
Actual	$1,000.00	$1,003.00	$8.66	1.73%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.35	$8.72	1.73%
Class C
Actual	$1,000.00	$1,002.00	$12.41	2.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,012.60	$12.48	2.48%
Administrator Class
Actual	$1,000.00	$1,003.00	$7.66	1.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.35	$7.72	1.53%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8	Wells Fargo Advantage Absolute Return Fund	Statement of Assets and Liabilities—March 31, 2012 (Unaudited)

Assets
Investment in GMO Benchmark–Free Allocation Fund (Class MF), at value (see cost below)	$202,862,787
Cash	6,712,761
Receivable for Fund shares sold	33,707,338
Receivable from adviser	1,825
Prepaid expenses and other assets	46,648

Total assets	243,331,359

Liabilities
Payable for investments purchased	6,512,761
Payable for Fund shares redeemed	131,432
Distribution fees payable	7,665
Due to other related parties	15,812
Accrued expenses and other liabilities	24,226

Total liabilities	6,691,896

Total net assets	$236,639,463

NET ASSETS CONSIST OF
Paid-in capital	$236,313,675
Undistributed net investment loss	(75,374)
Net unrealized gains on investments	401,162

Total net assets	$236,639,463

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$73,324,710
Shares outstanding – Class A	7,308,684
Net asset value per share – Class A	$10.03
Maximum offering price per share – Class A2	$10.64
Net assets – Class C	$30,580,388
Shares outstanding – Class C	3,052,752
Net asset value per share – Class C	$10.02
Net assets – Administrator Class	$132,734,365
Shares outstanding – Administrator Class	13,234,418
Net asset value per share – Administrator Class	$10.03

Investment in GMO Benchmark–Free Allocation Fund (Class MF), at cost	$202,461,625

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Period Ended March 31, 2012 (Unaudited)[1]	Wells Fargo Advantage Absolute Return Fund	9

Investment income	$0

Expenses
Advisory and fund level administration fee	22,710
Administration fees
Class A	6,635
Class C	2,657
Administrator Class	6,519
Shareholder servicing fees
Class A	6,380
Class C	2,555
Administrator Class	16,298
Distribution fees
Class C	7,665
Custody and accounting fees	1,832
Professional fees	5,271
Registration fees	4,758
Shareholder report expenses	13,563
Trustees’ fees and expenses	1,047
Other fees and expenses	2,019

Total expenses	99,909
Less: Fee waivers and/or expense reimbursements	(24,535)

Net expenses	75,374

Net investment loss	(75,374)

Net change in unrealized gains (losses) from investments	401,162

Net increase in net assets resulting from operations	$325,788

1.	For the one month ended March 31, 2012. The Fund commenced operations on March 1, 2012.

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Absolute Return Fund	Statement of Changes in Net Assets

	Period Ended March 31, 2012 (Unaudited)[1]

Operations
Net investment loss		$(75,374)
Net change in unrealized gains (losses) from investments		401,162

Net increase in net assets resulting from operations		325,788

Capital share transactions	Shares
Proceeds from shares sold
Class A	7,397,552	74,048,187
Class C	3,063,553	30,652,051
Administrator Class	13,249,831	132,767,202

		237,467,440

Payment for shares redeemed
Class A	(88,868)	(891,221)
Class C	(10,801)	(108,183)
Administrator Class	(15,413)	(154,361)

		(1,153,765)

Net increase in net assets resulting from capital share transactions		236,313,675

Total increase in net assets		236,639,463

Net assets
Beginning of period		0

End of period		$236,639,463

Undistributed net investment loss		$(75,374)

1.	For the one month ended March 31, 2012. The Fund commenced operations on March 1, 2012.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Absolute Return Fund	11

(For a share outstanding throughout the period)

Class A	Period Ended March 31, 2012 (Unaudited)[1]
Net asset value, beginning of period	$10.00
Net investment loss	(0.01)[2]
Net unrealized gains on investments	0.04

Total from investment operations	0.03
Net asset value, end of period	$10.03
Total return[3]	0.30%
Ratios to average net assets (annualized)
Gross expenses	1.00%
Net expenses	0.80%
Net investment loss	(0.80)%
Supplemental data
Portfolio turnover rate	0%
Net assets, end of period (000’s omitted)	$73,325

1.	For the period from March 1, 2012 (commencement of class operations) to March 31, 2012

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Absolute Return Fund	Financial Highlights

(For a share outstanding throughout the period)

Class C	Period Ended March 31, 2012 (Unaudited)[1]
Net asset value, beginning of period	$10.00
Net investment loss	(0.01)[2]
Net unrealized gains on investments	0.03

Total from investment operations	0.02
Net asset value, end of period	$10.02
Total return[3]	0.20%
Ratios to average net assets (annualized)
Gross expenses	1.72%
Net expenses	1.55%
Net investment loss	(1.55)%
Supplemental data
Portfolio turnover rate	0%
Net assets, end of period (000’s omitted)	$30,580

1.	For the period from March 1, 2012 (commencement of class operations) to March 31, 2012

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Absolute Return Fund	13

(For a share outstanding throughout the period)

Administrator Class	Period Ended March 31, 2012 (Unaudited)[1]
Net asset value, beginning of period	$10.00
Net investment loss	(0.01)[2]
Net unrealized gains on investments	0.04

Total from investment operations	0.03
Net asset value, end of period	$10.03
Total return[3]	0.30%
Ratios to average net assets (annualized)
Gross expenses	0.87%
Net expenses	0.60%
Net investment loss	(0.60)%
Supplemental data
Portfolio turnover rate	0%
Net assets, end of period (000’s omitted)	$132,734

1.	For the period from March 1, 2012 (commencement of class operations) to March 31, 2012

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Absolute Return Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Absolute Return Fund (the “Fund”) which is a diversified series of the Trust.

The Fund invests substantially all of its investable assets in the GMO Benchmark-Free Allocation Fund (the “Benchmark-Free Allocation Fund”), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). Benchmark-Free Allocation Fund is a fund-of-funds that invests primarily in shares of other GMO-managed mutual funds (“underlying funds”), which may include U.S. and foreign equity funds, U.S. and foreign fixed income funds and funds with various specialized investment programs, including funds that invest in alternative asset classes, funds that pursue “real return” strategies that seek to outperform cash benchmarks, and funds designed to complement broader asset allocation strategies rather than serving as standalone investments. Benchmark-Free Allocation Fund may also hold securities (particularly asset-backed securities) directly or through one or more subsidiaries or other entities. As of March 31, 2012, the Fund owned 51% of Benchmark-Free Allocation Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

The Fund values its investment in Benchmark-Free Allocation Fund at net asset value. The valuation of investments in securities and the underlying funds held by Benchmark-Free Allocation Fund is discussed in the annual report of Benchmark-Free Allocation Fund which is included in the mailing of this shareholder report. An unaudited Statement of Assets and Liabilities and unaudited Schedule of Investments for Benchmark-Free Allocation Fund as of March 31, 2012 has also been included as an Appendix in the Fund’s semi- annual report for your reference.

Investments which are not valued using the method discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio holdings that the Valuation Committee deems necessary in determining the fair value of portfolio holdings, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Investment transactions and income recognition

Income dividends and capital gain distributions from Benchmark-Free Allocation Fund are recorded on the ex-dividend date. Capital gain distributions from Benchmark-Free Allocation Fund are treated as realized gains.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes.

The Fund’s income and federal excise tax returns and all financial records supporting those returns since the Fund’s commencement of operations will be subject to examination by the federal and Delaware revenue authorities.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Absolute Return Fund	15

The Fund is permitted to carry forward capital losses for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2012, the Fund’s investment in Benchmark-Free Allocation Fund carried at fair value was designated as Level 2 input.

Transfers in and transfers out are recognized at the end of the reporting period. For the one month ended March 31, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory and administration fees

The Trust has entered into an advisory and administration contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory and fund level administration fee starting at 0.225% and declining to 0.175% as the average daily net assets of the Fund increase. For the one month ended March 31, 2012, the advisory and fund level administration fee was equivalent to an annual rate of 0.225% of the Fund’s average daily net assets.

Funds Management also provides class level administration services which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. Funds Management is entitled to receive from the Fund an annual class level administration fee of 0.26% of the average daily net assets of each of Class A and Class C shares and an annual fee of 0.10% of the average daily net assets of Administrator Class shares.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of

16	Wells Fargo Advantage Absolute Return Fund	Notes to Financial Statements (Unaudited)

expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.80% for Class A, 1.55% for Class C and 0.60% for Administrator Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of its average daily net assets.

For the one month ended March 31, 2012, Wells Fargo Funds Distributor, LLC received $52,741 from the sale of Class A shares and $30 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each class is charged a fee at an annual rate of 0.25% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT TRANSACTIONS

For the one month ended March 31, 2012, the Fund made aggregate purchases and sales of $202,461,625 and $0, respectively, in its investment in Benchmark-Free Allocation Fund.

As a result of its investment in Benchmark-Free Allocation Fund, the Fund incurs purchase premium and redemption fees. These purchase premium and redemption fees are paid by the Fund to Benchmark-Free Allocation Fund to help offset estimated portfolio transaction and related costs incurred as a result of a purchase or redemption order by allocating estimated transaction costs to the purchasing or redeeming shareholder. For the one month ended March 31, 2012, the Fund was charged 0.09% for purchases and redemptions which are reflected in paid in capital. GMO reassesses these fees annually.

6. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

7. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210 Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update’s adoption on the Fund’s financial statement disclosures.

Other Information (Unaudited)	Wells Fargo Advantage Absolute Return Fund	17

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

18	Wells Fargo Advantage Absolute Return Fund	Other Information (Unaudited)

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 137 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage Absolute Return Fund	19

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

20	Wells Fargo Advantage Absolute Return Fund	Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AGREEMENT:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the investment advisory agreement for any new fund of the Trust. In this regard, at an in-person meeting held on November 15-16, 2011 (the “Meeting”), the Board reviewed and approved an investment management agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for the Wells Fargo Advantage Absolute Return Fund (the “Fund”) (the “Investment Management Agreement”).

The Fund is a gateway feeder fund that invests substantially all of its assets in the GMO Benchmark-Free Allocation Fund (the “GMO Fund”), a series of GMO Trust that is managed by Grantham Mayo Van Otterloo & Co. LLC. The Fund has a substantially similar investment objective and substantially similar investment strategies to the GMO Fund.

At the Meeting, the Board considered the factors and reached the conclusions described below relating to selecting Funds Management and entering into the Investment Management Agreement. Prior to the Meeting, including at an in-person Board meeting in August 2011, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Independent Trustees were assisted in their evaluation of the Investment Management Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

In providing information to the Board, Funds Management was guided by a detailed set of requests previously submitted by the Independent Trustees’ independent legal counsel on their behalf at the start of the Board’s annual contract renewal process earlier in 2011. In approving the Investment Management Agreement, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee likely attributed different weights to various factors.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services to be provided to the Fund by Funds Management under the Investment Management Agreement. In this regard, the Board was advised that, in light of the gateway feeder nature of the Fund, the scope of services under the Investment Management Agreement would include various responsibilities related to the oversight of the GMO Fund and its performance and investment management activities, as well as fund-level administrative services typically provided by Funds Management under a separate administration agreement for which Funds Management typically charges a separate fee. Funds Management provided a comprehensive description of the various advisory and administrative responsibilities and services that would be provided under the Investment Management Agreement.

The Board received and considered, among other things, information about the background and experience of senior management of Funds Management. The Board evaluated the ability of Funds Management, based on Funds Management’s financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance program and compliance record of Funds Management.

The Board’s decision to approve the Investment Management Agreement was based on a comprehensive evaluation of all of the information provided to it. In considering these matters, the Board considered not only the specific information presented in connection with the Meeting and the August 2011 meeting and in connection with the contract renewal process earlier in 2011, but also the knowledge gained over time through interaction with Funds Management about various topics, such as Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that the nature, extent and quality of the investment advisory and administrative services anticipated to be provided by Funds Management support the approval of the Investment Management Agreement.

Fund performance and expense structure

The Board acknowledged that the Fund is newly formed and has no performance record. The Board, however, took note of the performance of the GMO Fund in which the Fund will invest substantially all of its assets. The Board considered the anticipated expense ratios for the Fund, including the expense ratio of the GMO Fund. The Board also took note of the

Other Information (Unaudited)	Wells Fargo Advantage Absolute Return Fund	21

expertise of Funds Management in identifying, analyzing and evaluating various performance metrics, which would be among its duties under the proposed Investment Management Agreement.

The Board also reviewed the fee rate payable to Funds Management under the Investment Management Agreement, as well as the combined fee rate including the advisory fees payable by the GMO Fund, relative to an Expense Group (as discussed below). They noted that the proposed fee rates that they were being asked to approve at the Meeting were lower, and that the scope of services was greater, than those that had been previewed with the Board at the August 2011 meeting.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure supported the approval of the Investment Management Agreement.

Investment advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that would be payable by the Fund to Funds Management for investment advisory and fund-level administrative services (the “Investment Management Agreement Rates”).

The Board received and considered information regarding the proposed Investment Management Agreement Rates and gross and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements at both the Fund level and the GMO Fund level. The Board also considered these ratios in comparison to the median ratios of an expense universe and expense group of relevant funds (collectively, the “Expense Group”) that was selected by Lipper Inc. (“Lipper”), an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the Expense Group.

The Board determined that the Investment Management Agreement Rates were reasonable in light of the Expense Group information, the net expense ratio commitments, the services covered by the Investment Management Agreement, including the fund-level administrative services, and other information provided.

Profitability

As part of the annual contract review process earlier in 2011, the Board had received and considered a detailed profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that would be involved in the provision of services to the Fund. Because the Fund is new, the Board considered that any information provided to it with respect to the Fund would necessarily be estimated and speculative and, accordingly, concluded that profitability information with respect to the Fund was not necessary for it to evaluate the appropriateness of the Fund’s proposed Investment Management Agreement Rates. It noted that the levels of profitability previously reported on a fund-by-fund basis varied widely, depending on, among other things, the size and type of fund, and that it had previously concluded that the overall profitability to Funds Management and the collective Wells Fargo businesses was not unreasonable. It further noted that it would have an opportunity to review actual profitability earned by Funds Management from the Fund in the context of future annual contract renewals.

Economies of scale

With respect to potential future economies of scale, the Board reviewed the proposed breakpoints in the Investment Management Agreement Rates, which would operate to reduce the effective Investment Management Agreement Rate as a percentage of Fund assets as the Fund grows in size. The Board noted that it would have opportunities to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as proposed appeared to be a reasonable step toward sharing economies of scale, if any, with the Fund. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits to be received by Funds Management and its affiliates as a result of their proposed relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management with the Fund and

22	Wells Fargo Advantage Absolute Return Fund	Other Information (Unaudited)

benefits potentially derived from an increase in Funds Management’s business as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, would serve as distributor to the Fund and would receive certain compensation for those services. The Board also noted that various financial institutions, including affiliates of Funds Management that hold fund shares in omnibus accounts, would be entitled to receive sub-transfer agency fees from the Fund. The Board also considered that these entities may receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) in respect of shares sold or held through them.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved entering into the Investment Management Agreement for an initial two-year period.

List of Abbreviations	Wells Fargo Advantage Absolute Return Fund	23

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

This page is intentionally left blank.

APPENDIX

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

March 31, 2012 (Unaudited)

Par Value ($) / Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
3,115,991	GMO Alpha Only Fund, Class IV	75,313,502
328,194	GMO Alternative Asset Opportunity Fund	9,878,626
528,883	GMO Debt Opportunities Fund, Class VI	13,433,638
751,097	GMO Emerging Country Debt Fund, Class IV	7,233,067
1,032,526	GMO Emerging Markets Fund, Class VI	12,059,909
1,390,749	GMO Flexible Equities Fund, Class VI	26,938,798
20,470,202	GMO Implementation Fund	207,158,447
639,008	GMO Special Situations Fund, Class VI	17,119,030
771,777	GMO Strategic Fixed Income Fund, Class VI	12,695,727

	TOTAL MUTUAL FUNDS (COST $389,394,942)	381,830,744

	DEBT OBLIGATIONS — 0.0%

	Asset-Backed Securities — 0.0%
	CMBS Collateralized Debt Obligations — 0.0%
1,599,399	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.29%, due 11/23/52	3,999

	Insured Other — 0.0%
2,500,000	Toll Road Investment Part II, Series C, 144A, MBIA, Zero Coupon, due 02/15/37	160,625

	Total Asset-Backed Securities	164,624

	TOTAL DEBT OBLIGATIONS (COST $599,937)	164,624

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

March 31, 2012 (Unaudited)

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
27,051	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00% (a)	27,051

	TOTAL SHORT-TERM INVESTMENTS (COST $27,051)	27,051

	TOTAL INVESTMENTS — 100.0% (Cost $390,021,930)	382,022,419
	Other Assets and Liabilities (net) — (0.0%)	(173,677)

	TOTAL NET ASSETS — 100.0%	$381,848,742

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

CDO - Collateralized Debt Obligation

CMBS - Commercial Mortgage Backed Security

LIBOR - London Interbank Offered Rate

MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.

(a)	The rate disclosed is the 7 day net yield as of March 31, 2012. Note: Yield rounds to 0.00%.

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — March 31, 2012 (Unaudited)

Assets:
Investments in affiliated issuers, at value (cost $389,394,942)	$381,830,744
Investments in unaffiliated issuers, at value (cost $626,988)	191,675
Interest receivable	2,125
Receivable for expenses reimbursed by the Manager	10,042

Total assets	382,034,586

Liabilities:
Payable to affiliate for:
Management fee	79,702
Shareholder service fee	9,933
Trustees and Trust Officers or agents unaffiliated with the Manager	741
Accrued expenses	95,468

Total liabilities	185,844

Net assets	$381,848,742

Net assets consist of:
Paid-in capital	$439,319,508
Accumulated undistributed net investment income	2,043,535
Accumulated net realized loss	(51,514,790)
Net unrealized depreciation	(7,999,511)

$381,848,742

Net assets attributable to:
Class III shares	$185,462,255

Class MF shares	$196,386,487

Shares outstanding:
Class III	7,641,989

Class MF	8,093,812

Net asset value per share:
Class III	$24.27

Class MF	$24.26

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

208982 05-12 SA260/SAR260 3-12

Wells Fargo Advantage Asset Allocation Fund

Semi-Annual Report

March 31, 2012

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Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $213 billion in assets under management, as of March 31, 2012.

Equity Funds
Asia Pacific Fund	Equity Value Fund	Precious Metals Fund
C&B Large Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Mid Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
Capital Growth Fund	Index Fund	Small Cap Value Fund
Common Stock Fund	International Equity Fund	Small Company Growth Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Value Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Asset Allocation Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The financial markets throughout most of the past six months may best be described as a risk-on/risk-off trading environment in response to the uncertainty about the sustainability of the U.S. economic recovery, ongoing concerns about the Greek debt crisis, and the overall health of the eurozone.

After struggling in the early part of the six-month period, most equity markets rallied to post extraordinary total returns on the whole. In fact, most of the major U.S. equity indexes realized the strongest first-quarter performance in over 10 years during the first three months of 2012.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Asset Allocation Fund for the six-month period that ended March 31, 2012.

The financial markets throughout most of the past six months may best be described as a risk-on/risk-off trading environment in response to the uncertainty about the sustainability of the U.S. economic recovery, ongoing concerns about the Greek debt crisis, and the overall health of the eurozone. When volatility and uncertainty were high, investors sold risky assets such as high-beta1 equities, commodities, emerging markets securities, and high-yield bonds, in preference for the relative safety of U.S. Treasuries. In periods of low volatility, investor risk tolerance sharply rose, and the markets sought out the higher yield and return potential of those riskier investments.

During the first quarter of 2012, investor sentiment appeared to be more positive and balanced. This recent shift in sentiment was the result of improvement in the global macroeconomic backdrop, which contributed to a less volatile market environment and more stable consensus earnings growth outlook. These developments also encouraged investors to refocus on underlying fundamentals and a longer-term investment perspective, which may have sparked the first-quarter equity rally led by stocks and sectors that were shunned at points in 2011, notably retail and higher-growth technology names. In addition, as investors’ risk tolerance increased during the period, corporate bonds, including high-yield bonds, were favored over the relative safety and lower yields offered by U.S. Treasuries.

After struggling in the early part of the six-month period, most equity markets rallied to post extraordinary total returns on the whole. In fact, most of the major U.S. equity indexes realized the strongest first-quarter performance in over 10 years during the first three months of 2012.

During the six-month period, the S&P 500 Index2 and the Russell 3000® Index3 posted returns of 25.89% and 26.55%, respectively, while the Barclays U.S. Aggregate Bond Index4, representing the universe of investment-grade U.S. bonds, posted a total return of 1.43%. By comparison, the Barclays U.S. Treasury Index5 and Barclays 20+ Year U.S. Treasury Index6 returned (0.41)% and (5.02)%, respectively, while the Barclays U.S. Corporate High Yield Bond Index7 added 12.14% during the period.

On the international front, the MSCI EAFE Index8 returned 13.12% during the six-month period, while the BofA Merrill Lynch Global Broad Market Ex. U.S. Index9, representative of the international investment-grade bond market, returned 0.78%.

The developed global economies regained some momentum during the period.

Most global economies modestly improved during the six-month period, but their paths were uneven, primarily due to persistently sluggish jobs growth and a flat housing market affecting the U.S. and the ongoing sovereign debt concerns impacting the eurozone.

The U.S. Bureau of Economic Analysis reported that U.S. gross domestic product (GDP) expanded to an annual growth rate of 1.8% in the third quarter of 2011, re-igniting hopes of a sustainable economic recovery. Those hopes were buoyed

Letter to Shareholders	Wells Fargo Advantage Asset Allocation Fund	3

further by the final estimate of fourth-quarter of 2011 GDP, which showed that growth accelerated to a 3.0% annual rate. While few economists now believe that the U.S. economy is in danger of sliding back into recession, many continue to expect a tepid economic growth environment in 2012.

Within the eurozone, GDP grew at an annualized rate of 1.5% for 2011, which was modestly weaker from a year earlier when eurozone GDP was reported at an annualized rate of 2.0% in the fourth quarter of 2010. Considering the fiscal challenges that faced European countries throughout 2011—stemming, primarily, from the reemergence of the Greek debt crisis—most economists had expected weaker economic conditions in 2011. While several steps have been taken by the International Monetary Fund and the European Central Bank (ECB) to address the ongoing fiscal challenges in Europe, economic conditions of many countries in the eurozone are likely to remain weak throughout 2012.

Central banks across the globe remain committed to accommodative policies.

With inflation in check, the U.S. Federal Reserve (Fed) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0% to 0.25%. Last summer, the Federal Open Market Committee (FOMC) issued a statement explaining that economic conditions were likely to warrant exceptionally low levels for the federal funds rate through at least mid-2013—a timetable that was later revised to late 2014 following the FOMC meeting on January 25, 2012.

The ECB also continued to maintain an accommodative monetary policy throughout the period, primarily in efforts to stave off the contagion risk stemming from the ongoing concerns about the potential of Greece defaulting on its sovereign bonds. Fortunately, Greece received another bailout and was able to restructure its outstanding debt in February 2012, which alleviated near-term contagion risks and the possibility of the euro collapsing. However, the agreement does not fully address longer-term structural issues that affect not only Greece, but several other countries across the eurozone. Recognizing the drag the persistent sovereign debt crisis has had on financial stability across the eurozone, the ECB-introduced additional liquidity into the European banking system through its long-term refinancing operations (LTRO). The LTRO program

1.	Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison to a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.
2.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
3.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

4.	The Barclays U.S. Aggregate Bond Index is composed of the Barclays Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.
5.	The Barclays U.S. Treasury Index is an index of U.S. Treasury securities. You cannot invest directly in an index.
6.	The Barclays 20+ Year U. S. Treasury Index is an unmanaged index composed of securities in the U.S. Treasury Index with maturities of 20 years or greater. You cannot invest directly in an Index.
7.	The Barclays U.S. Corporate High Yield Bond Index is an unmanaged, U.S. dollar denominated, nonconvertible, non-investment grade debt index. The index consists of domestic and corporate bonds rated Ba and below with a minimum outstanding amount of $150 million. You cannot invest directly in an index.
8.	The Morgan Stanley Capital International Europe, Australasia, and Far East (“MSCI EAFE”) Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed or produced by MSCI.
9.	The BofA Merrill Lynch Global Broad Market Ex. U.S. Index tracks the performance of investment grade debt publicly issued in the major domestic and euro bond markets, including sovereign, quasi-government, corporate, securitized and collateralized securities and excludes all securities denominated in U.S. dollars. You cannot invest directly in an index.

4	Wells Fargo Advantage Asset Allocation Fund	Letter to Shareholders

effectively encourages European banks to buy sovereign bonds of the eurozone governments, helping to push yields lower on bonds from financially fragile countries like Spain and Italy. This type of activity helps to reduce the near-term risk that those countries would experience funding issues. From a global credit market perspective, this additional liquidity further helps alleviate fears of contagion and causes risk premiums to decline—an ideal scenario for equities and high-yield bonds.

Recent events have not altered our message to shareholders.

The heightened volatility across the global financial markets during 2011 and lingering uncertainties about the outlook going forward have left many investors questioning their resolve—and their investments. Yet it is precisely at such times that the market may present opportunities—as well as challenges—for prudent investors. For many investors, simply building and maintaining a well-diversified10 investment plan focused on clear financial objectives is the best long-term strategy.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Notice to Shareholders

The Board of Trustees for Wells Fargo Advantage Funds has unanimously approved the following modifications to certain net asset value (NAV) waiver privileges and commission schedules:

■	Effective May 1, 2012, automatic investment plan (AIP) purchases and proceeds received from systematic withdrawals will no longer qualify for NAV repurchase privileges.

■

Effective May 1, 2012, discretionary rights to waive the upfront commission for Class C and “jumbo” Class A share purchases will no longer be granted to broker/dealers. However, we will continue to waive the Class C shares contingent deferred sales charge for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

■

Effective July 31, 2012, NAV purchase privileges for former Evergreen Class IS and Class R shareholders are being modified to remove the ability to purchase Class A shares at NAV unless those shares are held directly with the Fund on or after July 31, 2012.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

10.	Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

Performance Highlights (Unaudited)	Wells Fargo Advantage Asset Allocation Fund	5

INVESTMENT OBJECTIVE

The Fund seeks long-term total return, consisting of capital appreciation and current income.

ADVISER

Wells Fargo Funds Management, LLC

PORTFOLIO MANAGER

Ben Inker, CFA1

FUND INCEPTION

July 29, 1996

TEN LARGEST HOLDINGS[2] (AS OF MARCH 31, 2012)
GMO Quality Equity Fund Class VI	27.16%
GMO Strategic Fixed Income Fund Class VI	15.64%
GMO Alpha Only Fund Class IV	11.16%
GMO International Core Equity Fund Class VI	10.58%
GMO Emerging Markets Fund Class VI	8.64%
GMO Currency Hedged International Equity Fund Class III	7.89%
GMO International Intrinsic Value Fund Class IV	4.24%
GMO Special Situations Fund Class VI	4.01%
GMO Flexible Equities Fund Class VI	3.73%
GMO Domestic Bond Fund Class VI	2.03%

PORTFOLIO ALLOCATION[3] (AS OF MARCH 31, 2012)

1.	The Fund invests substantially all of its assets directly in Asset Allocation Trust, an investment company advised by Grantham, Mayo, Van Otterloo & Co. LLC (GMO). Mr. Inker, senior member of GMO’s Asset Allocation Division, is responsible for coordinating the portfolio management of Asset Allocation Trust.
2.	The ten largest holdings are calculated based on the value of the securities of the Asset Allocation Trust divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.
3.	Portfolio allocation is subject to change and represents the portfolio allocation of the Asset Allocation Trust which is calculated based on the total long-term investments of the Asset Allocation Trust.

6	Wells Fargo Advantage Asset Allocation Fund	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF MARCH 31, 2012)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[5]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[6]
Class A (EAAFX)	07/29/1996	3.91	(1.33)	2.04	6.10	10.22	4.67	3.26	6.72	1.33%	1.33%
Class B (EABFX)**	10/03/2002	4.84	(1.10)	2.18	6.20	9.84	3.90	2.50	6.20	2.08%	2.08%
Class C (EACFX)	10/03/2002	8.75	2.87	2.48	5.97	9.75	3.87	2.48	5.97	2.08%	2.08%
Class R (EAXFX)	10/10/2003					10.05	4.46	3.00	6.49	1.58%	1.58%
Administrator Class (EAIFX)	10/03/2002					10.32	4.88	3.51	6.99	1.17%	1.13%
GMO Global Balanced Index[7]						13.29	2.60	2.56	5.18
Barclays U.S. Aggregate Bond Index[8]						1.43	7.71	6.25	5.80
MSCI ACWI Index (Net)[9]						19.91	(0.73)	(0.19)	5.33

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – wellsfargoadvantagefunds.com

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

4.	Historical performance shown for all classes of the Fund prior to July 19, 2010 is based on the performance of the Fund’s predecessor, Evergreen Asset Allocation Fund. Historical performance shown for Class B, Class C and Class R shares prior to their inception reflects the performance of Class A, adjusted to reflect the higher expenses applicable to Class B, Class C and Class R shares. Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Class A shares, and includes the higher expenses applicable to the Class A shares. If these expenses had not been included, returns would be higher. Historical performance for Class A prior to October 3, 2002 is based on the performance of Class III of the Evergreen Asset Allocation Fund’s predecessor, GMO Global Balanced Allocation Fund (the “GMO Fund”). Expenses of the GMO Fund were lower than the expenses the Fund incurs, in part because the GMO Fund did not pay 12b-1 fees. If the GMO Fund had incurred expenses at the same rate as the Fund does, the performance shown would have been lower.

5.	Reflects the expense ratios as stated in the most recent prospectuses.

6.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other Fund held by the Fund, at 0.87% for Class A, 1.62% for Class B, 1.62% for Class C, 1.12% for Class R and 0.64% for Administrator Class. Without this cap, the Fund’s returns would have been lower.

7.	The GMO Global Balanced Index is a composite benchmark computed by GMO. Since May 1, 2007, the GMO Global Balanced Index is comprised of 65% MSCI All Country World Index (Net) and 35% Barclays U.S. Aggregate Bond Index. Prior to May 1, 2007, it was composed of 48.75% S&P 500 Index, 16.25% MSCI All Country World ex-US Index and 35% Barclays U.S. Aggregate Bond Index. You cannot invest directly in an index.

8.	The Barclays U.S. Aggregate Bond Index is composed of the Barclays Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. You cannot invest directly in an index.

9.	The MSCI All Country World Index (Net) (MSCI ACWI Index (Net)) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index.

Performance Highlights (Unaudited)	Wells Fargo Advantage Asset Allocation Fund	7

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. Alternative investments such as, real estate, foreign currency and natural resources are speculative and entail a high degree of risk. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. The Fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to high yield securities risk, mortgage- and asset-backed securities risk, and smaller company securities risk. Consult the Fund’s prospectus for additional information on these and other risks. The Fund invests substantially all of its assets in Asset Allocation Trust, an open end management investment company having the same investment objective and strategy as the Fund. Any portfolio data shown for the fund represents that of the Asset Allocation Trust.

8	Wells Fargo Advantage Asset Allocation Fund	Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2011 to March 31, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Wells Fargo Advantage Asset Allocation Fund	Beginning Account Value 10-01-2011	Ending Account Value 03-31-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,102.18	$4.36	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.85	$4.19	0.83%
Class B
Actual	$1,000.00	$1,098.43	$8.29	1.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.10	$7.97	1.58%
Class C
Actual	$1,000.00	$1,097.52	$8.29	1.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.10	$7.97	1.58%
Class R
Actual	$1,000.00	$1,100.53	$5.72	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	$5.50	1.09%
Administrator Class
Actual	$1,000.00	$1,103.17	$3.26	0.62%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$3.13	0.62%

Fund Expenses (Unaudited)	Wells Fargo Advantage Asset Allocation Fund	9

Wells Fargo Advantage Asset Allocation Fund Including Underlying Fund Expenses	Beginning Account Value 10-01-2011	Ending Account Value 03-31-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,102.18	$6.83	1.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.56	1.30%
Class B
Actual	$1,000.00	$1,098.43	$10.75	2.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.75	$10.33	2.05%
Class C
Actual	$1,000.00	$1,097.52	$10.75	2.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.75	$10.33	2.05%
Class R
Actual	$1,000.00	$1,100.53	$8.19	1.56%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.20	$7.87	1.56%
Administrator Class
Actual	$1,000.00	$1,103.17	$5.73	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	$5.50	1.09%
Asset Allocation Trust
Actual	$1,000.00	$1,105.67	$0.00	0.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,025.00	$0.00	0.00%
Asset Allocation Trust Including Underlying Fund Expenses
Actual	$1,000.00	$1,105.67	$2.47	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.65	$2.38	0.47%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

10	Wells Fargo Advantage Asset Allocation Fund	Statement of Assets and Liabilities—March 31, 2012 (Unaudited)

Assets
Investment in Asset Allocation Trust, at value (see cost below)	$7,774,912,259
Receivable for Fund shares sold	16,166,544
Prepaid expenses and other assets	208,484

Total assets	7,791,287,287

Liabilities
Payable for investments purchased	1,148,694
Payable for Fund shares redeemed	17,886,354
Advisory fee payable	1,491,586
Distribution fees payable	2,480,607
Due to other related parties	2,244,197
Shareholder servicing fees payable	1,734,220
Accrued expenses and other liabilities	629,993

Total liabilities	27,615,651

Total net assets	$7,763,671,636

NET ASSETS CONSIST OF
Paid-in capital	$6,681,627,894
Accumulated net investment loss	(181,806,180)
Accumulated net realized gains on investments	97,806,942
Net unrealized gains on investments	1,166,042,980

Total net assets	$7,763,671,636

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$2,432,492,076
Shares outstanding – Class A	192,317,459
Net asset value per share – Class A	$12.65
Maximum offering price per share – Class A2	$13.42
Net assets – Class B	$808,895,685
Shares outstanding – Class B	64,943,735
Net asset value per share – Class B	$12.46
Net assets – Class C	$2,803,952,367
Shares outstanding – Class C	229,957,267
Net asset value per share – Class C	$12.19
Net assets – Class R	$29,386,468
Shares outstanding – Class R	2,347,647
Net asset value per share – Class R	$12.52
Net assets – Administrator Class	$1,688,945,040
Shares outstanding – Administrator Class	132,646,060
Net asset value per share – Administrator Class	$12.73

Investment in Asset Allocation Trust, at cost	$6,608,869,279

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Six Months Ended March 31, 2012 (Unaudited)	Wells Fargo Advantage Asset Allocation Fund	11

Investment income	$0

Expenses
Advisory fee	8,347,227
Administration fees
Fund level	3,537,798
Class A	3,133,750
Class B	1,119,994
Class C	3,592,246
Class R	33,660
Administrator Class	770,028
Shareholder servicing fees
Class A	3,013,221
Class B	1,074,198
Class C	3,454,083
Class R	32,365
Administrator Class	1,647,754
Distribution fees
Class B	3,230,753
Class C	10,362,248
Class R	32,365
Custody and accounting fees	148,782
Professional fees	7,003
Registration fees	66,747
Shareholder report expenses	101,527
Trustees’ fees and expenses	6,845
Other fees and expenses	124,531

Total expenses	43,837,125
Less: Fee waivers and/or expense reimbursements	(156,237)

Net expenses	43,680,888

Net investment loss	(43,680,888)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	97,982,535
Net change in unrealized gains (losses) on investments	674,046,185

Net realized and unrealized gains (losses) on investments	772,028,720

Net increase in net assets resulting from operations	$728,347,832

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Asset Allocation Fund	Statements of Changes in Net Assets

	Six Months Ended March 31, 2012 (Unaudited)		Year Ended September 30, 2011

Operations
Net investment loss		$(43,680,888)		$(99,122,986)
Net realized gains on investments		97,982,535		183,667,716
Net change in unrealized gains (losses) on investments		674,046,185		4,899,271

Net increase in net assets resulting from operations		728,347,832		89,444,001

Distributions to shareholders from
Net investment income
Class A		(45,876,954)		(31,605,936)
Class B		(14,725,864)		(6,042,152)
Class C		(46,825,513)		(16,402,935)
Class R		(472,123)		(237,503)
Administrator Class		(30,062,044)		(19,306,658)
Tax basis return of capital
Class A		0		(5,254,770)
Class B		0		(2,316,998)
Class C		0		(6,485,273)
Class R		0		(47,049)
Administrator Class		0		(2,626,629)

Total distributions to shareholders		(137,962,498)		(90,325,903)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	21,041,839	257,152,906	36,452,037	445,536,399
Class B	126,033	1,514,808	313,944	3,787,270
Class C	9,893,855	116,517,500	18,849,205	222,844,817
Class R	469,124	5,706,421	574,211	6,964,858
Administrator Class	32,377,450	400,133,528	81,397,626	995,135,771

		781,025,163		1,674,269,115

Reinvestment of distributions
Class A	3,440,604	40,977,591	2,695,299	32,316,658
Class B	1,155,830	13,592,564	647,008	7,692,926
Class C	2,952,848	33,987,278	1,402,058	16,319,948
Class R	32,735	386,274	19,079	226,859
Administrator Class	1,864,375	22,353,857	1,340,622	16,141,091

		111,297,564		72,697,482

Payment for shares redeemed
Class A	(31,809,943)	(389,783,953)	(91,092,267)	(1,105,213,800)
Class B	(15,860,749)	(190,785,238)	(29,535,465)	(357,644,777)
Class C	(25,013,867)	(294,710,892)	(67,919,375)	(803,511,229)
Class R	(189,056)	(2,275,305)	(350,894)	(4,260,047)
Administrator Class	(22,499,564)	(278,507,276)	(30,302,702)	(371,641,483)

		(1,156,062,664)		(2,642,271,336)

Net decrease in net assets resulting from capital share transactions		(263,739,937)		(895,304,739)

Total increase (decrease) in net assets		326,645,397		(896,186,641)

Net assets
Beginning of period		7,437,026,239		8,333,212,880

End of period		$7,763,671,636		$7,437,026,239

Accumulated net investment loss		$(181,806,180)		$(162,794)

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Asset Allocation Fund	13

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Year Ended December 31,
Class A		2011	2010[1,2]	2009[1]	2008[1]	2007[1]	2006[1]
Net asset value, beginning of period	$11.70	$11.76	$11.37	$9.38	$14.91	$14.81	$14.09
Net investment income (loss)	(0.05)	(0.09)	(0.08)	(0.08)	(0.11)[3]	0.27	0.35 [3]
Net realized and unrealized gains (losses) on investments	1.23	0.20	0.47	2.34	(3.17)	0.77	1.23

Total from investment operations	1.18	0.11	0.39	2.26	(3.28)	1.04	1.58
Distributions to shareholders from
Net investment income	(0.23)	(0.14)	(0.00)[4]	(0.27)	(1.08)	(0.58)	(0.44)
Net realized gains	0.00	0.00	0.00	0.00	(0.85)	(0.36)	(0.42)
Tax basis return of capital	0.00	(0.03)	0.00	0.00	(0.32)	0.00	0.00

Total distributions to shareholders	(0.23)	(0.17)	(0.00)[4]	(0.27)	(2.25)	(0.94)	(0.86)
Net asset value, end of period	$12.65	$11.70	$11.76	$11.37	$9.38	$14.91	$14.81
Total return[5]	10.22%	0.94%	3.45%	24.10%	(22.31)%	7.09%	11.32%
Ratios to average net assets (annualized)
Gross expenses[6]	0.83%	0.85%	0.85%	0.87%	0.82%	0.84%	0.89%
Net expenses[6]	0.83%	0.84%	0.85%	0.87%	0.81%	0.81%	0.89%
Net investment income (loss)	(0.83)%	(0.84)%	(0.85)%	(0.87)%	(0.81)%	1.73%	2.39%
Supplemental data
Portfolio turnover rate	1%	1%	1%	2%	6%	2%	1%
Net assets, end of period (000’s omitted)	$2,432,492	$2,336,095	$2,957,689	$3,077,187	$2,640,410	$4,405,430	$3,873,495

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Asset Allocation Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class A of Evergreen Asset Allocation Fund.

2.	For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

3.	Calculated based on average shares outstanding during the period

4.	Amount is less than $0.005.

5.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

6.	The Fund invests all of its investable assets in Asset Allocation Trust which does not have any net expenses. Expenses from Asset Allocation Trust, if any, would be included in these ratios.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Asset Allocation Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Year Ended December 31,
Class B		2011	2010[1,2]	2009[1]	2008[1]	2007[1]	2006[1]
Net asset value, beginning of period	$11.54	$11.60	$11.27	$9.30	$14.75	$14.65	$13.95
Net investment income (loss)	(0.09)[3]	(0.19)[3]	(0.14)	(0.17)	(0.20)[3]	0.15	0.23
Net realized and unrealized gains (losses) on investments	1.21	0.21	0.47	2.32	(3.13)	0.77	1.22

Total from investment operations	1.12	0.02	0.33	2.15	(3.33)	0.92	1.45
Distributions to shareholders from
Net investment income	(0.20)	(0.07)	(0.00)[4]	(0.18)	(0.95)	(0.46)	(0.33)
Net realized gains	0.00	0.00	0.00	0.00	(0.85)	(0.36)	(0.42)
Tax basis return of capital	0.00	(0.01)	0.00	0.00	(0.32)	0.00	0.00

Total distributions to shareholders	(0.20)	(0.08)	(0.00)[4]	(0.18)	(2.12)	(0.82)	(0.75)
Net asset value, end of period	$12.46	$11.54	$11.60	$11.27	$9.30	$14.75	$14.65
Total return[5]	9.84%	0.17%	2.95%	23.14%	(22.94)%	6.33%	10.53%
Ratios to average net assets (annualized)
Gross expenses[6]	1.58%	1.60%	1.60%	1.62%	1.56%	1.54%	1.59%
Net expenses[6]	1.58%	1.59%	1.59%	1.62%	1.56%	1.54%	1.59%
Net investment income (loss)	(1.58)%	(1.59)%	(1.59)%	(1.62)%	(1.56)%	0.91%	1.60%
Supplemental data
Portfolio turnover rate	1%	1%	1%	2%	6%	2%	1%
Net assets, end of period (000’s omitted)	$808,896	$917,860	$1,253,485	$1,415,023	$1,369,657	$2,131,841	$2,050,316

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Asset Allocation Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class B of Evergreen Asset Allocation Fund.

2.	For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

3.	Calculated based on average shares outstanding during the period

4.	Amount is less than $0.005.

5.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

6.	The Fund invests all of its investable assets in Asset Allocation Trust which does not have any net expenses. Expenses from Asset Allocation Trust, if any, would be included in these ratios.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Asset Allocation Fund	15

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Year Ended December 31,
Class C		2011	2010[1,2]	2009[1]	2008[1]	2007[1]	2006[1]
Net asset value, beginning of period	$11.30	$11.36	$11.04	$9.12	$14.47	$14.39	$13.71
Net investment income (loss)	(0.10)	(0.19)[3]	(0.14)	(0.16)	(0.20)[3]	0.16	0.24
Net realized and unrealized gains (losses) on investments	1.19	0.21	0.46	2.27	(3.06)	0.74	1.19

Total from investment operations	1.09	0.02	0.32	2.11	(3.26)	0.90	1.43
Distributions to shareholders from
Net investment income	(0.20)	(0.07)	(0.00)[4]	(0.19)	(0.92)	(0.46)	(0.33)
Net realized gains	0.00	0.00	0.00	0.00	(0.85)	(0.36)	(0.42)
Tax basis return of capital	0.00	(0.01)	0.00	0.00	(0.32)	0.00	0.00

Total distributions to shareholders	(0.20)	(0.08)	(0.00)[4]	(0.19)	(2.09)	(0.82)	(0.75)
Net asset value, end of period	$12.19	$11.30	$11.36	$11.04	$9.12	$14.47	$14.39
Total return[5]	9.75%	0.18%	2.92%	23.08%	(22.85)%	6.29%	10.56%
Ratios to average net assets (annualized)
Gross expenses[6]	1.58%	1.60%	1.60%	1.62%	1.56%	1.54%	1.59%
Net expenses[6]	1.58%	1.59%	1.60%	1.62%	1.56%	1.54%	1.59%
Net investment income (loss)	(1.58)%	(1.59)%	(1.60)%	(1.62)%	(1.56)%	1.01%	1.76%
Supplemental data
Portfolio turnover rate	1%	1%	1%	2%	6%	2%	1%
Net assets, end of period (000’s omitted)	$2,803,952	$2,736,064	$3,290,791	$3,490,657	$3,019,585	$4,666,033	$4,100,205

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Asset Allocation Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class C of Evergreen Asset Allocation Fund.

2.	For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

3.	Calculated based on average shares outstanding during the period

4.	Amount is less than $0.005.

5.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

6.	The Fund invests all of its investable assets in Asset Allocation Trust which does not have any net expenses. Expenses from Asset Allocation Trust, if any, would be included in these ratios.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Asset Allocation Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Year Ended December 31,
Class R		2011	2010[1,2]	2009[1]	2008[1]	2007[1]	2006[1]
Net asset value, beginning of period	$11.59	$11.66	$11.29	$9.32	$14.82	$14.73	$14.02
Net investment income (loss)	(0.07)[3]	(0.10)	(0.06)	(0.11)[3]	(0.14)[3]	0.25	0.34 [3]
Net realized and unrealized gains (losses) on investments	1.22	0.19	0.43	2.33	(3.15)	0.75	1.20

Total from investment operations	1.15	0.09	0.37	2.22	(3.29)	1.00	1.54
Distributions to shareholders from
Net investment income	(0.22)	(0.13)	(0.00)[4]	(0.25)	(1.04)	(0.55)	(0.41)
Net realized gains	0.00	0.00	0.00	0.00	(0.85)	(0.36)	(0.42)
Tax basis return of capital	0.00	(0.03)	0.00	0.00	(0.32)	0.00	0.00

Total distributions to shareholders	(0.22)	(0.16)	(0.00)[4]	(0.25)	(2.21)	(0.91)	(0.83)
Net asset value, end of period	$12.52	$11.59	$11.66	$11.29	$9.32	$14.82	$14.73
Total return[5]	10.05%	0.71%	3.30%	23.77%	(22.52)%	6.83%	11.10%
Ratios to average net assets (annualized)
Gross expenses[6]	1.09%	1.09%	1.10%	1.12%	1.06%	1.04%	1.09%
Net expenses[6]	1.09%	1.09%	1.09%	1.12%	1.06%	1.04%	1.09%
Net investment income (loss)	(1.09)%	(1.09)%	(1.09)%	(1.12)%	(1.06)%	1.61%	2.33%
Supplemental data
Portfolio turnover rate	1%	1%	1%	2%	6%	2%	1%
Net assets, end of period (000’s omitted)	$29,386	$23,580	$20,893	$16,279	$11,035	$12,935	$9,546

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Asset Allocation Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class R of Evergreen Asset Allocation Fund.

2.	For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

3.	Calculated based on average shares outstanding during the period

4.	Amount is less than $0.005.

5.	Returns for periods of less than one year are not annualized.

6.	The Fund invests all of its investable assets in Asset Allocation Trust which does not have any net expenses. Expenses from Asset Allocation Trust, if any, would be included in these ratios.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Asset Allocation Fund	17

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Year Ended December 31,
Administrator Class		2011	2010[1,2]	2009[1]	2008[1]	2007[1]	2006[1]
Net asset value, beginning of period	$11.77	$11.84	$11.42	$9.42	$14.99	$14.90	$14.16
Net investment income (loss)	(0.04)[3]	(0.08)[3]	(0.01)	(0.06)[3]	(0.07)[3]	0.31	0.39
Net realized and unrealized gains (losses) on investments	1.24	0.22	0.43	2.36	(3.20)	0.77	1.25

Total from investment operations	1.20	0.14	0.42	2.30	(3.27)	1.08	1.64
Distributions to shareholders from
Net investment income	(0.24)	(0.17)	(0.00)[4]	(0.30)	(1.13)	(0.63)	(0.48)
Net realized gains	0.00	0.00	0.00	0.00	(0.85)	(0.36)	(0.42)
Tax basis return of capital	0.00	(0.04)	0.00	0.00	(0.32)	0.00	0.00

Total distributions to shareholders	(0.24)	(0.21)	(0.00)[4]	(0.30)	(2.30)	(0.99)	(0.90)
Net asset value, end of period	$12.73	$11.77	$11.84	$11.42	$9.42	$14.99	$14.90
Total return[5]	10.32%	1.12%	3.70%	24.40%	(22.12)%	7.29%	11.73%
Ratios to average net assets (annualized)
Gross expenses[6]	0.64%	0.65%	0.63%	0.62%	0.57%	0.54%	0.59%
Net expenses[6]	0.62%	0.63%	0.60%	0.62%	0.57%	0.54%	0.59%
Net investment income (loss)	(0.62)%	(0.63)%	(0.60)%	(0.62)%	(0.56)%	2.18%	2.98%
Supplemental data
Portfolio turnover rate	1%	1%	1%	2%	6%	2%	1%
Net assets, end of period (000’s omitted)	$1,688,945	$1,423,427	$810,355	$639,903	$348,394	$337,645	$272,772

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Asset Allocation Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class I of Evergreen Asset Allocation Fund.

2.	For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

3.	Calculated based on average shares outstanding during the period

4.	Amount is less than $0.005.

5.	Returns for periods of less than one year are not annualized.

6.	The Fund invests all of its investable assets in Asset Allocation Trust which does not have any net expenses. Expenses from Asset Allocation Trust, if any, would be included in these ratios.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Asset Allocation Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Asset Allocation Fund (the “Fund”) which is a diversified series of the Trust.

The Fund invests all of its investable assets in Asset Allocation Trust, a fund-of-funds, which primarily allocates its investments among mutual funds advised by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) investing in both U.S. and foreign equity and debt securities (“underlying funds”). At March 31, 2012, the Fund owned 100% of Asset Allocation Trust. The financial statements of Asset Allocation Trust, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation

The Fund values its investment in Asset Allocation Trust at net asset value. The valuation of investments in securities and the underlying funds held by Asset Allocation Trust is discussed in its Notes to Financial Statements, which is included elsewhere in this report.

Investments which are not valued using the method discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio holdings that the Valuation Committee deems necessary in determining the fair value of portfolio holdings, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Investment transactions and income recognition

Investment transactions are recorded on a trade date basis. Income dividends and capital gain distributions from Asset Allocation Trust are recorded on the ex-dividend date. Realized gains and losses resulting from investment transactions are determined on the identified cost basis.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Asset Allocation Fund	19

enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2012, the Fund’s investment in Asset Allocation Trust carried at fair value was designated as a Level 2 input.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended March 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.25% and declining to 0.20% as the average daily net assets of the Fund increase. For the six months ended March 31, 2012, the advisory fee was equivalent to an annual rate of 0.22% of the Fund’s average daily net assets.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.10% and declining to 0.06% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class B, Class C, Class R	0.26%
Administrator Class	0.10

20	Wells Fargo Advantage Asset Allocation Fund	Notes to Financial Statements (Unaudited)

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.87% for Class A, 1.62% for Class B, 1.62% for Class C, 1.12% for Class R and 0.64% for Administrator Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class B, Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B, Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets for Class R shares.

For the six months ended March 31, 2012, Wells Fargo Funds Distributor, LLC received $269,015 from the sale of Class A shares and $4,837, $358,866 and $38,386 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

For the six months ended March 31, 2012, the Fund made aggregate purchases and sales of $73,387,676 and $518,396,386, respectively, in its investment into Asset Allocation Trust.

6. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended March 31, 2012, the Fund paid $7,784 in commitment fees.

During the six months ended March 31, 2012, the Fund had average borrowings outstanding of $81,655 (on an annualized basis) at a rate of 1.45% and paid interest in the amount of $1,184.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210 Balance Sheet, creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update’s adoption on the Fund’s financial statement disclosures.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Asset Allocation Fund	21

Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

22	Wells Fargo Advantage Asset Allocation Fund	Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited)	Wells Fargo Advantage Asset Allocation Fund	23

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 137 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

24	Wells Fargo Advantage Asset Allocation Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

Portfolio of Investments—March 31, 2012 (Unaudited)	Asset Allocation Trust	25

Security Name			Shares	Value

Investment Companies: 99.37%

International Equity Funds: 36.06%
GMO Currency Hedged International Equity Fund Class III (t)			27,554,141	$612,804,087
GMO Emerging Markets Fund Class VI (t)			57,428,566	670,765,648
GMO Flexible Equities Fund Class VI (t)			14,944,898	289,482,667
GMO International Core Equity Fund Class VI (t)			29,832,597	821,589,733
GMO International Growth Equity Fund Class IV (t)			3,443,181	79,399,754
GMO International Intrinsic Value Fund Class IV (t)			16,204,930	329,446,233

				2,803,488,122

International Fixed Income Funds: 1.30%
GMO Emerging Country Debt Fund Class IV (t)			10,527,531	101,380,124

U.S. Equity Funds: 27.13%
GMO Quality Equity Fund Class VI (t)			87,285,125	2,108,808,610

U.S. Fixed Income Funds: 34.88%
GMO Alpha Only Fund Class IV (t)			35,850,464	866,505,713
GMO Debt Opportunities Fund (t)			5,944,751	150,996,672
GMO Domestic Bond Fund Class VI (t)			6,443,611	157,675,167
GMO Special Situations Fund Class VI (t)			11,631,354	311,603,985
GMO Strategic Fixed Income Fund Class VI (t)			73,812,212	1,214,210,884
GMO U.S. Treasury Fund Class IV (t)			448,463	11,211,579

				2,712,204,000

Total Investment Companies (Cost $6,657,624,708)				7,725,880,856

	Interest Rate	Maturity Date	Principal

Short-Term Investments: 0.59%

Time Deposit: 0.59%
State Street Bank Euro Dollar	0.01%	04/02/2012	$45,897,768	45,897,768

Total Short-Term Investments (Cost $45,897,768)				45,897,768

Total Investments in Securities
(Cost $6,703,522,476)*	99.96%	7,771,778,624
Other Assets and Liabilities, Net	0.04	3,133,635

Total Net Assets	100.00%	$7,774,912,259

(t)	Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) is the investment adviser to Asset Allocation Trust and the underlying fund.

*	Cost for federal income tax purposes is $7,249,361,040 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$569,136,932
Gross unrealized depreciation	(46,719,348)

Net unrealized appreciation	$522,417,584

The accompanying notes are an integral part of these financial statements.

26	Asset Allocation Trust	Statement of Assets and Liabilities—March 31, 2012 (Unaudited)

Assets
Investments
In affiliated investment company shares, at value (see cost below)	$7,725,880,856
In unaffiliated securities, at value (see cost below)	45,897,768

Total investments, at value (see cost below)	7,771,778,624
Receivable for investments sold	2,000,000
Receivable for Trust shares sold	1,147,585
Receivable for dividends and interest	673
Receivable from adviser	2,932
Other assets	161

Total assets	7,774,929,975

Liabilities
Payable for investments purchased	635
Shareholder report expenses payable	3,236
Custodian and accounting fees payable	3,096
Professional fees payable	10,749

Total liabilities	17,716

Total net assets	$7,774,912,259

NET ASSETS CONSIST OF
Paid-in capital	$8,012,327,970
Undistributed net investment income	147,660,723
Accumulated net realized losses on investments	(1,453,332,582)
Net unrealized gains on investments	1,068,256,148

Total net assets	$7,774,912,259

Shares outstanding (unlimited number of shares authorized)	603,956,691
Net asset value per share	$12.87

Investments in affiliated investment company shares, at cost	$6,657,624,708

Investments in unaffiliated securities, at cost	$45,897,768

Total investments, at cost	$6,703,522,476

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Six Months Ended March 31, 2012 (Unaudited)	Asset Allocation Trust	27

Investment income
Dividends from affiliated investment company shares	$147,659,048
Interest	1,675

Total investment income	147,660,723

Expenses
Custody and accounting fees	4,812
Professional fees	10,050
Shareholder report expenses	788
Other fees and expenses	1,028

Total expenses	16,678
Less: Fee waivers and/or expense reimbursements	(16,678)

Net expenses	0

Net investment income	147,660,723

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(1,530,356)
Sale of affiliated investment company shares	23,355,390
Capital gain distributions from affiliated investment company shares	41,434,443

Net realized gains on investments	63,259,477

Net change in unrealized gains (losses) on:
Unaffiliated securities	1,430,090
Affiliated investment company shares	559,612,493

Net change in unrealized gains (losses) on investments	561,042,583

Net realized and unrealized gains (losses) on investments	624,302,060

Net increase in net assets resulting from operations	$771,962,783

The accompanying notes are an integral part of these financial statements.

28	Asset Allocation Trust	Statements of Changes in Net Assets

	Six Months Ended March 31, 2012 (Unaudited)		Year Ended September 30, 2011

Operations
Net investment income		$147,660,723		$136,029,249
Net realized gains (losses) on investments		63,259,477		(104,421,865)
Net change in unrealized gains (losses) on investments		561,042,583		139,427,278

Net increase in net assets resulting from operations		771,962,783		171,034,662

Capital share transactions	Shares		Shares
Contributions	5,904,418	73,647,425	4,375,457	52,431,056
Withdrawals	(42,023,358)	(518,396,386)	(95,008,135)	(1,125,526,095)

Net decrease in net assets resulting from capital share transactions		(444,748,961)		(1,073,095,039)

Total increase (decrease) in net assets		327,213,822		(902,060,377)

Net assets
Beginning of period		7,447,698,437		8,349,758,814

End of period		$7,774,912,259		$7,447,698,437

Undistributed net investment income		$147,660,723		$0

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Asset Allocation Trust	29

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Year Ended December 31,
		2011	2010[1]	2009	2008	2007	2006
Net asset value, beginning of period	$11.64	$11.43	$10.98	$8.77	$11.57	$11.57	$10.77
Net investment income	0.24	0.21	0.12 [2]	0.24	0.70 [2]	0.42	0.36
Net realized and unrealized gains (losses) on investments	0.99	0.00 [3]	0.33	1.97	(3.15)	0.47	0.97

Total from investment operations	1.23	0.21	0.45	2.21	(2.45)	0.89	1.33
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	(0.29)	(0.36)
Net realized gains	0.00	0.00	0.00	0.00	(0.35)	(0.60)	(0.17)

Total distributions to shareholders	0.00	0.00	0.00	0.00	(0.35)	(0.89)	(0.53)
Net asset value, end of period	$12.87	$11.64	$11.43	$10.98	$8.77	$11.57	$11.57
Total return[4]	10.57%	1.84%	4.10%	25.20%	(21.71)%	7.96%	12.34%
Ratios to average net assets (annualized)
Gross expenses[5]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]
Net expenses[5]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	3.88%	1.64%	1.48%	2.48%	6.78%	3.69%	3.19%
Supplemental data
Portfolio turnover rate	17%	22%	15%	22%	63%	55%	19%
Net assets, end of period (000’s omitted)	$7,774,912	$7,447,698	$8,349,759	$8,635,057	$7,399,817	$11,516,725	$10,269,513

1.	For the nine months ended September 30, 2010. The Trust changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

2.	Calculated based on average shares outstanding during the period

3.	Amount is less than 0.005 of the value indicated.

4.	Returns for periods of less than one year are not annualized.

5.	Excludes expenses incurred indirectly through investment in underlying funds.

The accompanying notes are an integral part of these financial statements.

30	Asset Allocation Trust	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Asset Allocation Trust (the “Trust”) was organized as a statutory trust under the laws of the state of Delaware on June 14, 2005 and is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company. The Trust issues its shares of beneficial interest solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended. The Trust is only offered to Wells Fargo Advantage Asset Allocation Fund, a diversified series of Wells Fargo Funds Trust, an open-end management investment company, which was organized as a Delaware statutory trust on March 10, 1999.

The Trust operates as a “fund-of-funds” which primarily invests in shares of GMO managed open-end mutual funds (“underlying funds”). Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements, which are available upon request.

Prior to October 5, 2011, the Trust owned 100% of GMO Fixed Income Fund I, LLC (“GMO LLC”) and the financial statements and holdings of GMO LLC were consolidated with the Trust. As of the close of business on October 5, 2011, GMO Debt Opportunities Fund, a newly registered open-end management investment company created by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”), acquired all of the securities from GMO LLC. In exchange, the Trust received shares of GMO Debt Opportunities Fund in an amount equal to the value of the securities acquired. The securities held in GMO LLC had a value of $146,420,940 at the time of the transaction. As a result, instead of owning interests in GMO LLC, the Trust now owns shares of GMO Debt Opportunities Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in the underlying open-end mutual funds are valued at the net asset value per share as reported by the underlying funds.

Securities previously held by GMO LLC were valued by brokers which used prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent

Notes to Financial Statements (Unaudited)	Asset Allocation Trust	31

pricing services in addition to the review of prices by the adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Investment transactions and income recognition

Investment transactions are recorded on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Capital gain distributions from the underlying funds are treated as realized gains.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Trust intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Trust’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Trust’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Trust is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of September 30, 2011, the Trust had net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $837,329,010 with $767,839,698 expiring in 2017, $65,386,905 expiring in 2018 and $4,102,407 expiring in 2019.

As of September 30, 2011, the Trust had $131,420,832 of current year deferred post-October capital losses, which was treated as realized for tax purposes on the first day of the succeeding year.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Trust’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Trust’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

32	Asset Allocation Trust	Notes to Financial Statements (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2011, the inputs used in valuing the Trust’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Investment companies	$7,263,280,199	$462,600,657	$0	$7,725,880,856
Short-term investments
Time deposit	0	45,897,768	0	45,897,768
	$7,263,280,199	$508,498,425	$0	$7,771,778,624

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended March 31, 2012, the Trust did not have any significant transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

GMO, a private company founded in 1977, is the adviser to the Trust. GMO also serves as adviser to each of the underlying funds. GMO does not receive a fee from the Trust for its advisory services. However, the Trust incurs fees and expenses indirectly as a shareholder of the underlying GMO–managed funds, including its indirect share of management or other fees paid to GMO.

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), serves as the administrator to the Trust. As administrator, Funds Management provides the Trust with facilities, equipment and personnel. Funds Management receives no compensation from the Trust for its services. During the six months ended March 31, 2012, Funds Management voluntarily reimbursed the Trust for expenses in the amount of $16,678.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short term securities, for the six months ended March 31, 2012 were $1,272,186,619 and $1,445,864,643, respectively.

Notes to Financial Statements (Unaudited)	Asset Allocation Trust	33

6. INVESTMENTS IN AFFILIATES

A summary of the transactions with affiliates for the six months ended March 31, 2012 was as follows:

	Shares, Beginning of Period	Shares Purchased	Shares Sold	Shares, End of Period	Value, End of Period	Income from Affiliated Investment Company Shares	Capital Gain Distributions
GMO Alpha Only Fund Class IV	33,333,819	5,362,988	(2,846,343)	35,850,464	$866,505,713	$11,325,946	$0
GMO Currency Hedged International Equity Fund Class III	0	31,208,438	(3,654,297)	27,554,141	612,804,087	4,828,798	5,272,228
GMO Debt Opportunities Fund	0	5,944,751	0	5,944,751	150,996,672	1,174,296	982,192
GMO Domestic Bond Fund Class VI	57,992,507	0	(51,548,896)	6,443,611	157,675,167	829,605	0
GMO Emerging Country Debt Fund Class IV	9,629,410	898,121	0	10,527,531	101,380,124	7,858,561	0
GMO Emerging Markets Fund Class VI	75,279,899	4,864,215	(22,715,548)	57,428,566	670,765,648	12,607,184	35,177,733
GMO Flexible Equities Fund Class VI	15,750,490	1,786,013	(2,591,605)	14,944,898	289,482,667	0	0
GMO International Core Equity Fund Class VI	33,440,297	1,027,233	(4,634,933)	29,832,597	821,589,733	19,485,459	0
GMO International Growth Equity Fund Class IV	14,385,433	42,839	(10,985,091)	3,443,181	79,399,754	862,367	0
GMO International Intrinsic Value Fund Class IV	21,876,943	5,570,750	(11,242,763)	16,204,930	329,446,233	4,698,849	0
GMO Quality Equity Fund Class VI	96,494,722	5,055,463	(14,265,060)	87,285,125	2,108,808,610	18,477,314	0
GMO Special Situations Fund Class VI	11,298,523	508,344	(175,513)	11,631,354	311,603,985	0	0
GMO Strategic Fixed Income Fund Class VI	76,157,632	4,046,269	(6,391,689)	73,812,212	1,214,210,884	65,509,089	0
GMO U.S. Treasury Fund Class IV	449,051	155	(743)	448,463	11,211,579	1,580	2,290
					$7,725,880,856	$147,659,048	$41,434,443

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210 Balance Sheet, creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update’s adoption on the Fund’s financial statement disclosures.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

34	Asset Allocation Trust	Notes to Financial Statements (Unaudited)

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

Additional Information (Unaudited)	Asset Allocation Trust	35

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) and Officers of Asset Allocation Trust. Each of the Trustees and Officers listed below acts in identical capacities. All of the Trustees are also Members of the Audit and Governance Committees of Asset Allocation Trust. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 2010; Chairman, since 2010 (Lead Trustee since 2010)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Wells Fargo Advantage family of funds consisting of 137 funds.
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2010	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Wells Fargo Advantage family of funds consisting of 137 funds.
Judith M. Johnson (Born 1949)	Trustee, since 2010	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Wells Fargo Advantage family of funds consisting of 137 funds.
Leroy Keith, Jr. (Born 1939)	Trustee, since 2005	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Wells Fargo Advantage family of funds consisting of 137 funds.
David F. Larcker (Born 1950)	Trustee, since 2010	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Wells Fargo Advantage family of funds consisting of 137 funds.
Olivia S. Mitchell (Born 1953)	Trustee, since 2010	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Wells Fargo Advantage family of funds consisting of 137 funds.
Timothy J. Penny (Born 1951)	Trustee, since 2010	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Wells Fargo Advantage family of funds consisting of 137 funds.

36	Asset Allocation Trust	Additional Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Michael S. Scofield (Born 1943)	Trustee, since 2005

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Wells Fargo Advantage family of funds consisting of 137 funds.
Donald C. Willeke (Born 1940)	Trustee, since 2010	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Wells Fargo Advantage family of funds consisting of 137 funds.

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2010	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2010; Chief Legal Counsel, since 2010	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2010	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

Other Information (Unaudited)	37

BOARD CONSIDERATION OF INVESTMENT ADVISORY AGREEMENTS:

Wells Fargo Advantage Asset Allocation Fund and Asset Allocation Trust

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), each Board of Trustees (each, a “Board” and collectively, the “Boards”) of Wells Fargo Funds Trust (“Funds Trust”) and Asset Allocation Trust (collectively, the “Trusts”), all the members of which have no direct or indirect interest in the investment advisory agreements and are not “interested persons” of the Trusts, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trusts’ investment advisory agreements. In this regard, at an in person meeting held on March 29-30, 2012 (the “Meeting”), the Funds Trust Board reviewed and re-approved an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for the Wells Fargo Advantage Asset Allocation Fund (“Asset Allocation Trust”). The Asset Allocation Trust Board reviewed and re-approved an investment advisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) for the Asset Allocation Trust. The Asset Allocation Fund and the Asset Allocation Trust are collectively, the “Funds.” The investment advisory agreements with Funds Management and GMO are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Boards considered the factors and reached the conclusions described below relating to the selection of Funds Management and GMO and continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Boards also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

The Asset Allocation Fund is a gateway fund advised by Funds Management that invests substantially all of its assets in Asset Allocation Trust, which in turn invests in underlying funds that are advised by GMO. The Asset Allocation Trust has a substantially similar investment objective and substantially similar investment strategies to the Asset Allocation Fund. Information provided to the Boards regarding the Asset Allocation Fund is also applicable to the Asset Allocation Trust, as relevant.

In providing information to the Boards, funds Management and GMO were guided by a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf at the start of the Boards’ annual contract renewal process earlier in 2012. In approving the Advisory Agreements, the Boards did not identify any particular information or consideration that was all important or controlling, and each Trustee likely attributed different weights to various factors. The Boards evaluated information provided to them both in terms of the funds generally and with respect to each Fund specifically as it considered appropriate.

Nature, extent and quality of services

The Boards received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and GMO under the Advisory Agreements. The Boards also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf. The Boards received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds.

The Boards evaluated the ability of Funds Management and GMO, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Boards further considered the compliance programs and compliance records of Funds Management and GMO. In addition, the Boards took into account the administrative services provided to the Funds by Funds Management and its affiliates.

The Boards’ decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to them. In considering these matters, the Boards considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and GMO about various topics, including Funds Management’s oversight of service providers.

The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Boards in concluding that the nature, extent and quality of the investment advisory services provided

38	Other Information (Unaudited)

to each Fund by Funds Management and GMO supported the re-approval of the Advisory Agreements. Although the Boards considered the continuation of the Advisory Agreements for the Funds as part of the larger process of considering the continuation of the advisory agreements for all of the funds in the complex, their decision to continue the Advisory Agreements for the Funds was ultimately made on a fund-by-fund basis.

Fund performance and expenses

The Boards considered the performance results for the Asset Allocation Fund over various time periods ended December 31, 2011. The Boards also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Asset Allocation Fund, and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Boards received a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Funds Trust Board noted that the performance of the Asset Allocation Fund was higher than or in range of the median performance of the Universe for all periods under review. The Funds Trust Board also noted that the performance of the Asset Allocation Fund was higher than or in range of its benchmark index, the Lipper Global Flex Fund Index, for the periods under review.

With respect to the Asset Allocation Trust, the Asset Allocation Trust Board reviews performance on both an absolute basis and relative to a universe of relevant funds on a quarterly basis. The Asset Allocation Trust Board also took note of the performance of the Asset Allocation Trust in the context of reviewing the performance of the Asset Allocation Fund.

The Funds Trust Board received and considered information regarding the Asset Allocation Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Funds Trust Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to the Asset Allocation Fund. The Funds Trust Board received a description of the methodology used by Lipper to select the mutual funds in the Asset Allocation Fund’s Expense Group. The Funds Trust Board noted that the net operating expense ratios of the Asset Allocation Fund were in range of the Asset Allocation Fund’s respective Expense Group’s median net operating expense ratio.

The Asset Allocation Trust Board noted that the Asset Allocation Trust did not pay a fee to GMO for its advisory services. The Asset Allocation Trust Board further noted that GMO earns advisory fees from the underlying GMO funds in which the Asset Allocation Trust invests.

Based on the above-referenced considerations and other factors, the Boards concluded that the overall performance and expense structure of the Funds supported the re-approval of the Advisory Agreements for the Funds.

Investment advisory fee rates

The Boards reviewed and considered the contractual investment advisory fee rates that are payable by the Asset Allocation Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Asset Allocation Fund’s administration fee rates. The Funds Trust Board took into account the separate administrative and other services covered by the administration fee rates. In addition, the Funds Trust Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the “Net Advisory Rates”).

The Funds Trust Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of other funds in the Asset Allocation Fund’s Expense Group median. The Funds Trust Board noted that the Advisory Agreement Rates and Net Advisory Rates for the Asset Allocation Fund were higher than the median rate of the Fund’s Expense Group.

The Funds Trust Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management to other types of clients. In this regard, the Funds Trust Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing

Other Information (Unaudited)	39

investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to GMO for advisory services. The Board also considered this amount in comparison to the median amount paid by an expense Universe that was determined by Lipper to be similar to the Asset Allocation Fund.

The Funds Trust Board determined that the Advisory Agreement Rates for the Asset Allocation Fund, both with and without administration fee rates and before and after waivers, were reasonable in light of the Asset Allocation Fund’s Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements, the sub-advised expense information provided by Lipper, and other information provided.

Profitability

The Boards received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of the Asset Allocation Fund’s Advisory Agreement Rates in isolation. They noted that the levels of profitability of the Asset Allocation Fund to Funds Management varied widely, depending on, among other things, the size and type of fund. The Boards concluded that the profitability reported by Funds Management was not unreasonable.

The Asset Allocation Trust Board did not consider separate profitability information with respect to GMO, which is not affiliated with Funds Management. The Asset Allocation Trust Board noted that the Asset Allocation Trust did not pay fees to GMO for its advisory services and that GMO’s profitability from its relationships with the Asset Allocation Trust managed by them was not a material factor in determining whether to renew the Advisory Agreement with GMO.

Economies of scale

With respect to possible economies of scale, the Funds Trust Board reviewed the breakpoints in the Asset Allocation Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rates of the Asset Allocation Fund (as a percentage of Fund assets) as the Asset Allocation Fund grows in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Funds Trust Board noted that it would have on-going opportunities to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale with the Asset Allocation Fund. However, the Funds Trust Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and GMO

The Boards received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates and GMO as a result of their relationship with the Funds. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and GMO with the Funds and benefits potentially derived from an increase in Funds Management’s and GMO’s business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates or GMO).

The Funds Trust Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Asset Allocation Fund and receives certain compensation for those services. It also considered that these entities may receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them and services provided.

The Boards also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

40	Other Information (Unaudited)

Other factors and broader review

The Boards also considered the markets for distribution of the Asset Allocation Fund’s shares, including the channels through which the Asset Allocation Fund’s shares are offered and sold. The Boards noted that the Asset Allocation Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Boards review detailed materials received from Funds Management and GMO annually as part of the re-approval process under Section 15 of the 1940 Act and also review and assess information about the quality of the services that the Funds receive throughout the year. In this regard, the Boards have reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Boards confer with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on their deliberations and their evaluation of the information described above, the Boards unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations	41

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

This page is intentionally left blank.

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

208983 05-12 SA224/SAR224 3-12

Wells Fargo Advantage

Diversified Capital Builder Fund

Semi-Annual Report

March 31, 2012

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $213 billion in assets under management, as of March 31, 2012.

Equity Funds
Asia Pacific Fund	Equity Value Fund	Precious Metals Fund
C&B Large Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Mid Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
Capital Growth Fund	Index Fund	Small Cap Value Fund
Common Stock Fund	International Equity Fund	Small Company Growth Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Value Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Diversified Capital Builder Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The financial markets throughout most of the past six months may best be described as a risk-on/risk-off trading environment in response to the uncertainty about the sustainability of the U.S. economic recovery, ongoing concerns about the Greek debt crisis, and the overall health of the eurozone.

After struggling in the early part of the six-month period, most equity markets rallied to post extraordinary total returns on the whole. In fact, most of the major U.S. equity indexes realized the strongest first-quarter performance in over 10 years during the first three months of 2012.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Diversified Capital Builder Fund for the six-month period that ended March 31, 2012.

The financial markets throughout most of the past six months may best be described as a risk-on/risk-off trading environment in response to the uncertainty about the sustainability of the U.S. economic recovery, ongoing concerns about the Greek debt crisis, and the overall health of the eurozone. When volatility and uncertainty were high, investors sold risky assets such as high-beta1 equities, commodities, emerging markets securities, and high-yield bonds, in preference for the relative safety of U.S. Treasuries. In periods of low volatility, investor risk tolerance sharply rose, and the markets sought out the higher yield and return potential of those riskier investments.

During the first quarter of 2012, investor sentiment appeared to be more positive and balanced. This recent shift in sentiment was the result of improvement in the global macroeconomic backdrop, which contributed to a less volatile market environment and more stable consensus earnings growth outlook. These developments also encouraged investors to refocus on underlying fundamentals and a longer-term investment perspective, which may have sparked the first-quarter equity rally led by stocks and sectors that were shunned at points in 2011, notably retail and higher-growth technology names. In addition, as investors’ risk tolerance increased during the period, corporate bonds, including high-yield bonds, were favored over the relative safety and lower yields offered by U.S. Treasuries.

After struggling in the early part of the six-month period, most equity markets rallied to post extraordinary total returns on the whole. In fact, most of the major U.S. equity indexes realized the strongest first-quarter performance in over 10 years during the first three months of 2012.

During the six-month period, the S&P 500 Index2 and the Russell 3000® Index3 posted returns of 25.89% and 26.55%, respectively, while the Barclays U.S. Aggregate Bond Index4, representing the universe of investment-grade U.S. bonds, posted a total return of 1.43%. By comparison, the Barclays U.S. Treasury Index5 and Barclays 20+ Year U.S. Treasury Index6 returned (0.41)% and (5.02)%, respectively, while the Barclays U.S. Corporate High Yield Bond Index7 added 12.14% during the period.

On the international front, the MSCI EAFE Index8 returned 13.12% during the six-month period, while the BofA Merrill Lynch Global Broad Market Ex. U.S. Index9, representative of the international investment-grade bond market, returned 0.78%.

1.	Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison to a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

2.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

3.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

4.	The Barclays U.S. Aggregate Bond Index is composed of the Barclays Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

5.	The Barclays U.S. Treasury Index is an index of U.S. Treasury securities. You cannot invest directly in an index.

Letter to Shareholders	Wells Fargo Advantage Diversified Capital Builder Fund	3

The developed global economies regained some momentum during the period.

Most global economies modestly improved during the six-month period, but their paths were uneven, primarily due to persistently sluggish jobs growth and a flat housing market affecting the U.S. and the ongoing sovereign debt concerns impacting the eurozone.

The U.S. Bureau of Economic Analysis reported that U.S. gross domestic product (GDP) expanded to an annual growth rate of 1.8% in the third quarter of 2011, re-igniting hopes of a sustainable economic recovery. Those hopes were buoyed further by the final estimate of fourth-quarter of 2011 GDP, which showed that growth accelerated to a 3.0% annual rate. While few economists now believe that the U.S. economy is in danger of sliding back into recession, many continue to expect a tepid economic growth environment in 2012.

Within the eurozone, GDP grew at an annualized rate of 1.5% for 2011, which was modestly weaker from a year earlier when eurozone GDP was reported at an annualized rate of 2.0% in the fourth quarter of 2010. Considering the fiscal challenges that faced European countries throughout 2011—stemming, primarily, from the reemergence of the Greek debt crisis—most economists had expected weaker economic conditions in 2011. While several steps have been taken by the International Monetary Fund and the European Central Bank to address the ongoing fiscal challenges in Europe, economic conditions of many countries in the eurozone are likely to remain weak throughout 2012.

Central banks across the globe remain committed to accommodative policies.

With inflation in check, the U.S. Federal Reserve (Fed) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0% to 0.25%. Last summer, the Federal Open Market Committee (FOMC) issued a statement explaining that economic conditions were likely to warrant exceptionally low levels for the federal funds rate through at least mid-2013—a timetable that was later revised to late 2014 following the FOMC meeting on January 25, 2012.

The European Central Bank (ECB) also continued to maintain an accommodative monetary policy throughout the period, primarily in efforts to stave off the contagion risk stemming from the ongoing concerns about the potential of Greece defaulting on its sovereign bonds. Fortunately, Greece received another bailout and was able to restructure its outstanding debt in February 2012, which alleviated near-term contagion risks and the possibility of the euro collapsing. However, the agreement does not fully address longer-term structural issues that affect not only Greece, but several other countries across the eurozone.

6.	The Barclays 20+ Year U. S. Treasury Index is an unmanaged index composed of securities in the U.S. Treasury Index with maturities of 20 years or greater. You cannot invest directly in an index.

7.	The Barclays U.S. Corporate High Yield Bond Index is an unmanaged, U.S. dollar denominated, nonconvertible, non-investment grade debt index. The index consists of domestic and corporate bonds rated Ba and below with a minimum outstanding amount of $150 million. You cannot invest directly in an index.

8.	The Morgan Stanley Capital International Europe, Australasia, and Far East (“MSCI EAFE”) Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed or produced by MSCI.

9.	The BofA Merrill Lynch Global Broad Market Ex. U.S. Index tracks the performance of investment grade debt publicly issued in the major domestic and euro bond markets, including sovereign, quasi-government, corporate, securitized and collateralized securities and excludes all securities denominated in U.S. dollars. You cannot invest directly in an index.

4	Wells Fargo Advantage Diversified Capital Builder Fund	Letter to Shareholders

Recognizing the drag the persistent sovereign debt crisis has had on financial stability across the eurozone, the ECB-introduced additional liquidity into the European banking system through its long-term refinancing operations (LTRO). The LTRO program effectively encourages European banks to buy sovereign bonds of the eurozone governments, helping to push yields lower on bonds from financially fragile countries like Spain and Italy. This type of activity helps to reduce the near-term risk that those countries would experience funding issues. From a global credit market perspective, this additional liquidity further helps alleviate fears of contagion and causes risk premiums to decline—an ideal scenario for equities and high-yield bonds.

Recent events have not altered our message to shareholders.

The heightened volatility across the global financial markets during 2011 and lingering uncertainties about the outlook going forward have left many investors questioning their resolve—and their investments. Yet it is precisely at such times that the market may present opportunities—as well as challenges—for prudent investors. For many investors, simply building and maintaining a well-diversified10 investment plan focused on clear financial objectives is the best long-term strategy.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Notice to Shareholders

The Board of Trustees for Wells Fargo Advantage Funds has unanimously approved the following modifications to certain net asset value (NAV) waiver privileges and commission schedules:

■	Effective May 1, 2012, automatic investment plan (AIP) purchases and proceeds received from systematic withdrawals will no longer qualify for NAV repurchase privileges.

■

Effective May 1, 2012, discretionary rights to waive the upfront commission for Class C and “jumbo” Class A share purchases will no longer be granted to broker/dealers. However, we will continue to waive the Class C shares contingent deferred sales charge for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

■

Effective July 31, 2012, NAV purchase privileges for former Evergreen Class IS and Class R shareholders are being modified to remove the ability to purchase Class A shares at NAV unless those shares are held directly with the Fund on or after July 31, 2012.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

10.	Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

Performance Highlights (Unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund	5

INVESTMENT OBJECTIVE

The Fund seeks long-term total return, consisting of capital appreciation and current income.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

Margaret Patel

FUND INCEPTION

September 11, 1935

TEN LARGEST HOLDINGS[1] (AS OF MARCH 31, 2012)
Kinder Morgan Incorporated	4.98%
Valeant Pharmaceuticals International Incorporated, 7.00%, 10/01/2020	4.72%
American Tower Corporation	4.64%
Freeport-McMoRan Copper & Gold Incorporated Class B	4.20%
Cameron International Corporation	3.50%
National Oilwell Varco Incorporated	3.36%
Apple Incorporated	3.09%
Agilent Technologies Incorporated	2.74%
FLIR Systems Incorporated	2.73%
Cliffs Natural Resources Incorporated	2.68%

PORTFOLIO ALLOCATION[2] (AS OF MARCH 31, 2012)

1.	The ten largest holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

2.	Portfolio allocation is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Diversified Capital Builder Fund	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF MARCH 31, 2012)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (EKBAX)	01/20/1998	15.31	(9.53)	(0.79)	2.07	22.25	(4.06)	0.39	2.67	1.21%	1.20%
Class B (EKBBX)**	09/11/1935	16.63	(9.46)	(0.59)	2.15	21.63	(4.76)	(0.29)	2.15	1.96%	1.95%
Class C (EKBCX)	01/22/1998	20.60	(5.84)	(0.37)	1.91	21.60	(4.84)	(0.37)	1.91	1.96%	1.95%
Administrator Class (EKBDX)	07/30/2010					22.35	(3.82)	0.54	2.81	1.05%	0.95%
Institutional Class (EKBYX)	01/26/1998					22.42	(3.65)	0.70	2.98	0.78%	0.78%
Diversified Capital Builder Blended Index[6]						22.47	7.41	3.70	5.73
BofA Merrill Lynch High Yield Master Index[7]						11.53	5.71	7.74	8.86
Russell 1000® Index[8]						26.27	7.86	2.19	4.53

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – wellsfargoadvantagefunds.com

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk, high-yield risk securities, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 12, 2010 is based on the performance of the Fund’s predecessor, Evergreen Diversified Capital Builder Fund.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown above. Without this cap, the Fund’s returns would have been lower.

6.

Source: Wells Fargo Funds Management, LLC. The Diversified Capital Builder Blended Index is composed of the following indexes: Russell 1000® Index (75%) and BofA Merrill Lynch High Yield Master Index (25%). You cannot invest directly in an index.

7.	BofA Merrill Lynch High Yield Master Index is an unmanaged market index that provides a broad-based performance measure of the non-investment grade U.S. domestic bond index. You cannot invest directly in an index.

8.

The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

Fund Expenses (Unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund	7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2011 to March 31, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10-01-2011	Ending Account Value 03-31-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,222.47	$6.67	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.06	1.20%
Class B
Actual	$1,000.00	$1,216.34	$10.80	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.25	$9.82	1.95%
Class C
Actual	$1,000.00	$1,216.03	$10.80	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.25	$9.82	1.95%
Administrator Class
Actual	$1,000.00	$1,223.54	$5.23	0.94%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$4.75	0.94%
Institutional Class
Actual	$1,000.00	$1,224.23	$4.34	0.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	$3.94	0.78%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8	Wells Fargo Advantage Diversified Capital Builder Fund	Portfolio of Investments—March 31, 2012 (Unaudited)

Security Name	Shares	Value

Common Stocks: 83.96%

Consumer Discretionary: 3.46%

Hotels, Restaurants & Leisure: 3.46%
Marriott International Incorporated Class A «	315,000	$11,922,750
McDonald’s Corporation	70,000	6,867,000

		18,789,750

Consumer Staples: 4.71%

Food Products: 4.17%
General Mills Incorporated	350,000	13,807,500
H.J. Heinz Company	165,000	8,835,750

		22,643,250

Household Products: 0.54%
Church & Dwight Company Incorporated	60,000	2,951,400

Energy: 19.65%

Energy Equipment & Services: 8.84%
Atwood Oceanics Incorporated «†	35,000	1,571,150
Cameron International Corporation †	360,000	19,018,800
Dresser-Rand Group Incorporated †	30,000	1,391,700
FMC Technologies Incorporated «†	70,000	3,529,400
Halliburton Company	115,000	3,816,850
Heckmann Corporation †	100,000	431,000
National Oilwell Varco Incorporated	230,000	18,278,100

		48,037,000

Oil, Gas & Consumable Fuels: 10.81%
Alpha Natural Resources Incorporated †	55,000	836,550
Anadarko Petroleum Corporation	80,000	6,267,200
Cenovus Energy Incorporated	30,000	1,078,200
CONSOL Energy Incorporated	100,000	3,410,000
Devon Energy Corporation	85,000	6,045,200
EOG Resources Incorporated	40,000	4,444,000
Kinder Morgan Incorporated «	700,000	27,055,000
Occidental Petroleum Corporation	10,000	952,300
Peabody Energy Corporation	80,000	2,316,800
Pioneer Natural Resources Company	5,000	557,950
Suncor Energy Incorporated	60,000	1,962,000
The Williams Companies Incorporated	120,000	3,697,200
WPX Energy Incorporated †	6,666	120,055

		58,742,455

Financials: 7.70%

Commercial Banks: 0.71%
PNC Financial Services Group Incorporated	60,000	3,869,400

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—March 31, 2012 (Unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund	9

Security Name	Shares	Value

REITs: 6.99%
American Tower Corporation	400,000	$25,208,000
Plum Creek Timber Company «	125,000	5,195,000
Saul Centers Incorporated	55,000	2,219,800
Washington Real Estate Investment Trust «	180,000	5,346,000

		37,968,800

Health Care: 5.39%

Health Care Equipment & Supplies: 2.71%
Baxter International Incorporated	40,000	2,391,200
C.R. Bard Incorporated	125,000	12,340,000

		14,731,200

Life Sciences Tools & Services: 0.29%
Bio-Rad Laboratories Incorporated Class A †	5,000	518,450
Illumina Incorporated «†	20,000	1,052,200

		1,570,650

Pharmaceuticals: 2.39%
Allergan Incorporated	75,000	7,157,250
Endo Pharmaceuticals Holdings Incorporated †	60,000	2,323,800
Mylan Laboratories Incorporated †	150,000	3,517,500

		12,998,550

Industrials: 11.94%

Building Products: 0.65%
Apogee Enterprises Incorporated «	40,000	518,000
Lennox International Incorporated	75,000	3,022,500

		3,540,500

Electrical Equipment: 2.90%
AMETEK Incorporated	40,000	1,940,400
Emerson Electric Company	10,000	521,800
FEI Company «†	200,000	9,822,000
Roper Industries Incorporated «	35,000	3,470,600

		15,754,800

Machinery: 8.39%
Danaher Corporation	40,000	2,240,000
Donaldson Company Incorporated «	280,000	10,004,400
Eaton Corporation	120,000	5,979,600
Flowserve Corporation «	110,000	12,706,100
IDEX Corporation	100,000	4,213,000
Pall Corporation	175,000	10,435,250

		45,578,350

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Diversified Capital Builder Fund	Portfolio of Investments—March 31, 2012 (Unaudited)

Security Name	Shares	Value

Information Technology: 10.36%

Computers & Peripherals: 3.91%
Apple Incorporated †	28,000	$16,785,160
EMC Corporation †	150,000	4,482,000

		21,267,160

Electronic Equipment, Instruments & Components: 6.24%
Agilent Technologies Incorporated	335,000	14,910,850
Amphenol Corporation Class A	70,000	4,183,900
FLIR Systems Incorporated «	585,000	14,806,350

		33,901,100

Semiconductors & Semiconductor Equipment: 0.21%
Microchip Technology Incorporated «	30,000	1,116,000

Materials: 11.49%

Chemicals: 3.91%
Celanese Corporation Class A	10,000	461,800
Dow Chemical Company	20,000	692,800
FMC Corporation	60,000	6,351,600
Huntsman Corporation	125,000	1,751,250
Kooper Holdings Incorporated	130,000	5,012,800
Mosaic Company	30,000	1,658,700
Valspar Corporation	110,000	5,311,900

		21,240,850

Containers & Packaging: 0.51%
Greif Incorporated Class A «	15,000	838,800
Sealed Air Corporation	100,000	1,931,000

		2,769,800

Metals & Mining: 7.07%
Cliffs Natural Resources Incorporated	210,000	14,544,600
Freeport-McMoRan Copper & Gold Incorporated Class B	600,000	22,824,000
Steel Dynamics Incorporated	50,000	727,000
United States Steel Corporation «	10,000	293,700

		38,389,300

Utilities: 9.26%

Electric Utilities: 5.57%
American Electric Power Company Incorporated	230,000	8,873,400
Exelon Corporation	230,000	9,018,300
FirstEnergy Corporation	10,000	455,900
ITC Holdings Corporation	20,000	1,538,800
Pepco Holdings Incorporated «	550,000	10,389,500

		30,275,900

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—March 31, 2012 (Unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund	11

Security Name			Shares	Value

Gas Utilities: 3.69%
Atmos Energy Corporation			150,000	$4,719,000
National Fuel Gas Company «			110,000	5,293,200
Questar Corporation			520,000	10,015,200

				20,027,400

Total Common Stocks (Cost $407,603,046)				456,163,615

	Interest Rate	Maturity Date	Principal
Corporate Bonds and Notes: 15.39%

Energy: 2.94%

Energy Equipment & Services: 0.92%
Hornbeck Offshore Services Incorporated 144A	5.88%	04/01/2020	$5,000,000	5,012,500

Oil, Gas & Consumable Fuels: 2.02%
Murray Energy Corporation 144A	10.25	10/15/2015	11,250,000	10,940,625

Financials: 0.18%

REIT: 0.18%
Host Hotels & Resorts Incorporated 144A	5.25	03/15/2022	1,000,000	995,000

Health Care: 5.08%

Health Care Providers & Services: 0.18%
HCA Incorporated	5.88	03/15/2022	1,000,000	1,001,250

Pharmaceuticals: 4.90%
Valeant Pharmaceuticals International Incorporated 144A	7.00	10/01/2020	25,753,000	25,624,235
Valeant Pharmaceuticals International Incorporated 144A	7.25	07/15/2022	1,000,000	990,000

				26,614,235

Industrials: 0.43%

Building Products: 0.23%
Dycom Investments Incorporated	7.13	01/15/2021	1,200,000	1,224,000

Machinery: 0.20%
Oshkosh Corporation	8.50	03/01/2020	1,000,000	1,088,750

Information Technology: 0.57%

Semiconductors & Semiconductor Equipment: 0.57%
MEMC Electronics Materials Incorporated	7.75	04/01/2019	3,875,000	3,080,625

Materials: 3.70%

Chemicals: 3.27%
Huntsman International LLC «	8.63	03/15/2020	5,100,000	5,699,250
Huntsman International LLC «	8.63	03/15/2021	2,645,000	2,969,013
Koppers Incorporated	7.88	12/01/2019	2,000,000	2,135,000
Krafton Polymers LLC	6.75	03/01/2019	6,770,000	6,990,024

				17,793,287

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Diversified Capital Builder Fund	Portfolio of Investments—March 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Metals & Mining: 0.43%
United States Steel Corporation	7.38%	04/01/2020	$2,270,000	$2,315,400

Telecommunication Services: 0.90%

Diversified Telecommunication Services: 0.36%
NII Capital Corporation	7.63	04/01/2021	2,000,000	1,955,000

Wireless Telecommunication Services: 0.54%
Cricket Communications Incorporated	7.75	10/15/2020	3,000,000	2,947,500

Utilities: 1.59%

Independent Power Producers & Energy Traders: 1.59%
NRG Energy Incorporated	7.63	05/15/2019	2,000,000	1,930,000
NRG Energy Incorporated	7.88	05/15/2021	7,000,000	6,720,000

				8,650,000

Total Corporate Bonds and Notes (Cost $83,441,049)				83,618,172

Yankee Corporate Bonds and Notes: 0.18%

Materials: 0.18%

Chemicals: 0.18%
LyondellBasell Industries NV 144A	5.75	04/15/2024	1,000,000	997,500

Total Yankee Corporate Bonds and Notes (Cost $1,000,000)				997,500

	Yield		Shares
Short-Term Investments: 15.72%

Investment Companies: 15.72%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10		669,556	669,556
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)	0.18		84,732,750	84,732,750

Total Short-Term Investments (Cost $85,402,306)				85,402,306

Total Investments in Securities
(Cost $577,446,401)*	115.25%	626,181,593
Other Assets and Liabilities, Net	(15.25)	(82,838,001)

Total Net Assets	100.00%	$543,343,592

«	All or a portion of this security is on loan.

†	Non-income earning security

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $577,712,056 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$65,044,528
Gross unrealized depreciation	(16,574,991)

Net unrealized appreciation	$48,469,537

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—March 31, 2012 (Unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund	13

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$540,779,287
In affiliated securities, at value (see cost below)	85,402,306

Total investments, at value (see cost below)	626,181,593
Receivable for investments sold	1,477,818
Receivable for Fund shares sold	68,548
Receivable for dividends and interest	2,532,564
Receivable for securities lending income	430,306
Prepaid expenses and other assets	220,128

Total assets	630,910,957

Liabilities
Payable for investments purchased	1,440,190
Payable for Fund shares redeemed	608,215
Payable upon receipt of securities loaned	84,732,750
Advisory fee payable	238,880
Distribution fees payable	22,879
Due to other related parties	123,129
Accrued expenses and other liabilities	401,322

Total liabilities	87,567,365

Total net assets	$543,343,592

NET ASSETS CONSIST OF
Paid-in capital	$650,376,847
Undistributed net investment income	235,143
Accumulated net realized losses on investments	(156,003,551)
Net unrealized gains on investments	48,735,153

Total net assets	$543,343,592

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$410,831,220
Shares outstanding – Class A	60,167,595
Net asset value per share – Class A	$6.83
Maximum offering price per share – Class A2	$7.25
Net assets – Class B	$9,815,184
Shares outstanding – Class B	1,428,599
Net asset value per share – Class B	$6.87
Net assets – Class C	$39,816,887
Shares outstanding – Class C	5,826,462
Net asset value per share – Class C	$6.83
Net assets – Administrator Class	$3,320,433
Shares outstanding – Administrator Class	485,747
Net asset value per share – Administrator Class	$6.84
Net assets – Institutional Class	$79,559,868
Shares outstanding – Institutional Class	11,713,702
Net asset value per share – Institutional Class	$6.79

Investments in unaffiliated securities, at cost	$492,044,095

Investments in affiliated securities, at cost	$85,402,306

Total investments, at cost	$577,446,401

Securities on loan, at value	$82,756,602

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Diversified Capital Builder Fund	Statement of Operations—Six Months Ended March 31, 2012 (Unaudited)

Investment income
Interest	$4,507,168
Dividends*	4,008,719
Securities lending income, net	1,064,962
Income from affiliated securities	2,853

Total investment income	9,583,702

Expenses
Advisory fee	1,592,067
Administration fees
Fund level	133,440
Class A	522,994
Class B	13,476
Class C	51,036
Administrator Class	1,760
Institutional Class	31,325
Shareholder servicing fees
Class A	502,878
Class B	12,958
Class C	49,072
Administrator Class	3,862
Distribution fees
Class B	38,874
Class C	147,219
Custody and accounting fees	17,461
Professional fees	19,257
Registration fees	33,363
Shareholder report expenses	23,895
Trustees’ fees and expenses	31,394
Other fees and expenses	10,688

Total expenses	3,237,019
Less: Fee waivers and/or expense reimbursements	(18,743)

Net expenses	3,218,276

Net investment income	6,365,426

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	4,223,409
Net change in unrealized gains (losses) on investments	94,199,477

Net realized and unrealized gains (losses) on investments	98,422,886

Net increase in net assets resulting from operations	$104,788,312

* Net of foreign dividend withholding taxes of	$3,851

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Diversified Capital Builder Fund	15

	Six Months Ended March 31, 2012 (Unaudited)		Year Ended September 30, 2011

Operations
Net investment income		$6,365,426		$9,883,983
Net realized gains on investments		4,223,409		28,652,802
Net change in unrealized gains (losses) on investments		94,199,477		(55,171,214)

Net increase (decrease) in net assets resulting from operations		104,788,312		(16,634,429)

Distributions to shareholders from
Net investment income
Class A		(4,514,112)		(7,267,329)
Class B		(73,191)		(107,099)
Class C		(301,962)		(380,693)
Administrator Class		(42,876)		(38,530)
Institutional Class		(1,029,547)		(1,814,509)

Total distributions to shareholders		(5,961,688)		(9,608,160)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	566,963	3,674,536	1,862,694	12,876,057
Class B	9,977	68,129	128,793	890,266
Class C	100,728	658,746	1,633,987	11,235,993
Administrator Class	89,426	577,317	5,112,855	36,818,692
Institutional Class	126,785	818,296	422,146	2,904,503

		5,797,024		64,725,511

Reinvestment of distributions
Class A	620,994	4,103,118	1,014,518	6,480,356
Class B	9,776	64,898	14,552	94,371
Class C	40,035	265,121	48,090	307,875
Administrator Class	4,055	26,666	3,827	25,183
Institutional Class	134,899	885,182	240,516	1,530,404

		5,344,985		8,438,189

Payment for shares redeemed
Class A	(5,491,516)	(35,798,623)	(10,766,286)	(73,340,247)
Class B	(412,296)	(2,678,496)	(1,023,366)	(7,094,708)
Class C	(615,472)	(4,020,564)	(2,058,419)	(14,211,213)
Administrator Class	(249,540)	(1,595,727)	(4,476,613)	(28,927,444)
Institutional Class	(1,207,702)	(7,916,842)	(2,459,860)	(16,544,458)

		(52,010,252)		(140,118,070)

Net decrease in net assets resulting from capital share transactions		(40,868,243)		(66,954,370)

Total increase (decrease) in net assets		57,958,381		(93,196,959)

Net assets
Beginning of period		485,385,211		578,582,170

End of period		$543,343,592		$485,385,211

Undistributed (overdistributed) net investment income		$235,143		$(168,595)

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Diversified Capital Builder Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Year Ended March 31,
Class A		2011	2010[1,2]	2010[1]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$5.65	$6.02	$6.02	$4.18	$8.28	$9.35	$8.90
Net investment income	0.07	0.10	0.07	0.05	0.11	0.18	0.18
Net realized and unrealized gains (losses) on investments	1.18	(0.36)	0.00	1.85	(3.33)	(0.44)	0.43

Total from investment operations	1.25	(0.26)	0.07	1.90	(3.22)	(0.26)	0.61
Distributions to shareholders from
Net investment income	(0.07)	(0.11)	(0.07)	(0.06)	(0.13)	(0.18)	(0.16)
Net realized gains	0.00	0.00	0.00	0.00	(0.75)	(0.63)	0.00

Total distributions to shareholders	(0.07)	(0.11)	(0.07)	(0.06)	(0.88)	(0.81)	(0.16)
Net asset value, end of period	$6.83	$5.65	$6.02	$6.02	$4.18	$8.28	$9.35
Total return[3]	22.25%	(4.53)%	1.21%	45.51%	(38.57)%	(3.45)%	6.92%
Ratios to average net assets (annualized)
Gross expenses	1.21%	1.21%	1.17%	1.14%	1.06%	1.03%	1.02%
Net expenses	1.20%	1.20%	1.15%	1.14%	1.04%	0.96%	0.99%
Net investment income	2.39%	1.57%	2.47%	1.07%	1.74%	1.96%	2.04%
Supplemental data
Portfolio turnover rate	34%	56%	31%	63%	60%	91%	67%
Net assets, end of period (000’s omitted)	$410,831	$364,533	$435,454	$467,224	$366,237	$741,701	$899,612

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Diversified Capital Builder Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class A of Evergreen Diversified Capital Builder Fund.

2.	For the six months ended September 30, 2010. The Fund changed its fiscal year end from March 31 to September 30, effective September 30, 2010.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Diversified Capital Builder Fund	17

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Year Ended March 31,
Class B		2011	2010[1,2]	2010[1]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$5.69	$6.05	$6.05	$4.19	$8.29	$9.35	$8.90
Net investment income	0.05 [3]	0.06 [3]	0.05 [3]	0.02 [3]	0.06 [3]	0.12 [3]	0.12 [3]
Net realized and unrealized gains (losses) on investments	1.18	(0.37)	0.00	1.86	(3.33)	(0.45)	0.42

Total from investment operations	1.23	(0.31)	0.05	1.88	(3.27)	(0.33)	0.54
Distributions to shareholders from
Net investment income	(0.05)	(0.05)	(0.05)	(0.02)	(0.08)	(0.10)	(0.09)
Net realized gains	0.00	0.00	0.00	0.00	(0.75)	(0.63)	0.00

Total distributions to shareholders	(0.05)	(0.05)	(0.05)	(0.02)	(0.83)	(0.73)	(0.09)
Net asset value, end of period	$6.87	$5.69	$6.05	$6.05	$4.19	$8.29	$9.35
Total return[4]	21.63%	(5.20)%	0.83%	45.17%	(39.13)%	(4.09)%	6.12%
Ratios to average net assets (annualized)
Gross expenses	1.96%	1.96%	1.92%	1.89%	1.80%	1.73%	1.72%
Net expenses	1.95%	1.95%	1.89%	1.89%	1.78%	1.69%	1.69%
Net investment income	1.63%	0.81%	1.72%	0.34%	0.96%	1.25%	1.34%
Supplemental data
Portfolio turnover rate	34%	56%	31%	63%	60%	91%	67%
Net assets, end of period (000’s omitted)	$9,815	$10,360	$16,329	$17,992	$18,115	$52,814	$103,629

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Diversified Capital Builder Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class B of Evergreen Diversified Capital Builder Fund.

2.	For the six months ended September 30, 2010. The Fund changed its fiscal year end from March 31 to September 30, effective September 30, 2010.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Diversified Capital Builder Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Year Ended March 31,
Class C		2011	2010[1,2]	2010[1]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$5.66	$6.02	$6.03	$4.18	$8.29	$9.35	$8.90
Net investment income	0.05	0.05	0.05	0.02	0.06	0.11	0.12
Net realized and unrealized gains (losses) on investments	1.17	(0.35)	(0.01)	1.85	(3.34)	(0.43)	0.42

Total from investment operations	1.22	(0.30)	0.04	1.87	(3.28)	(0.32)	0.54
Distributions to shareholders from
Net investment income	(0.05)	(0.06)	(0.05)	(0.02)	(0.08)	(0.11)	(0.09)
Net realized gains	0.00	0.00	0.00	0.00	(0.75)	(0.63)	0.00

Total distributions to shareholders	(0.05)	(0.06)	(0.05)	(0.02)	(0.83)	(0.74)	(0.09)
Net asset value, end of period	$6.83	$5.66	$6.02	$6.03	$4.18	$8.29	$9.35
Total return[3]	21.60%	(5.14)%	0.67%	44.70%	(39.13)%	(4.03)%	6.16%
Ratios to average net assets (annualized)
Gross expenses	1.96%	1.96%	1.92%	1.88%	1.82%	1.73%	1.72%
Net expenses	1.95%	1.95%	1.90%	1.88%	1.80%	1.69%	1.69%
Net investment income	1.64%	0.79%	1.72%	0.32%	1.01%	1.22%	1.34%
Supplemental data
Portfolio turnover rate	34%	56%	31%	63%	60%	91%	67%
Net assets, end of period (000’s omitted)	$39,817	$35,665	$40,197	$43,558	$33,077	$61,029	$71,957

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Diversified Capital Builder Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class C of Evergreen Diversified Capital Builder Fund.

2.	For the six months ended September 30, 2010. The Fund changed its fiscal year end from March 31 to September 30, effective September 30, 2010.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Diversified Capital Builder Fund	19

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,
Administrator Class		2011	2010[1]
Net asset value, beginning of period	$5.66	$5.99	$5.79
Net investment income	0.09 [2]	0.13 [2]	0.02 [2]
Net realized and unrealized gains (losses) on investments	1.17	(0.37)	0.22

Total from investment operations	1.26	(0.24)	0.24
Distributions to shareholders from
Net investment income	(0.08)	(0.09)	(0.04)
Net asset value, end of period	$6.84	$5.66	$5.99
Total return[3]	22.35%	(4.25)%	4.08%
Ratios to average net assets (annualized)
Gross expenses	1.02%	1.04%	1.14%
Net expenses	0.94%	0.95%	0.99%
Net investment income	2.64%	1.86%	2.26%
Supplemental data
Portfolio turnover rate	34%	56%	31%
Net assets, end of period (000’s omitted)	$3,320	$3,632	$10

1.	For the period from July 30, 2010 (commencement of class operations) to September 30, 2010

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Diversified Capital Builder Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Year Ended March 31,
Institutional Class		2011	2010[1,2]	2010[1]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$5.62	$5.99	$5.99	$4.16	$8.25	$9.31	$8.87
Net investment income	0.09	0.14 [3]	0.08	0.06	0.13	0.20	0.21
Net realized and unrealized gains (losses) on investments	1.17	(0.37)	0.00	1.84	(3.32)	(0.43)	0.42

Total from investment operations	1.26	(0.23)	0.08	1.90	(3.19)	(0.23)	0.63
Distributions to shareholders from
Net investment income	(0.09)	(0.14)	(0.08)	(0.07)	(0.15)	(0.20)	(0.19)
Net realized gains	0.00	0.00	0.00	0.00	(0.75)	(0.63)	0.00

Total distributions to shareholders	(0.09)	(0.14)	(0.08)	(0.07)	(0.90)	(0.83)	(0.19)
Net asset value, end of period	$6.79	$5.62	$5.99	$5.99	$4.16	$8.25	$9.31
Total return[4]	22.42%	(4.08)%	1.32%	45.84%	(38.43)%	(3.08)%	7.15%
Ratios to average net assets (annualized)
Gross expenses	0.78%	0.78%	0.85%	0.89%	0.81%	0.73%	0.72%
Net expenses	0.78%	0.77%	0.83%	0.89%	0.79%	0.69%	0.69%
Net investment income	2.81%	1.99%	2.81%	1.32%	1.99%	2.22%	2.33%
Supplemental data
Portfolio turnover rate	34%	56%	31%	63%	60%	91%	67%
Net assets, end of period (000’s omitted)	$79,560	$71,195	$86,592	$104,142	$84,042	$168,764	$203,551

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Diversified Capital Builder Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class I of Evergreen Diversified Capital Builder Fund.

2.	For the six months ended September 30, 2010. The Fund changed its fiscal year end from March 31 to September 30, effective September 30, 2010.

3.	Calculated based upon average shares outstanding

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Diversified Capital Builder Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Fixed income securities with original maturities exceeding 60 days are valued based on available evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

22	Wells Fargo Advantage Diversified Capital Builder Fund	Notes to Financial Statements (Unaudited)

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund	23

may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of September 30, 2011, the Fund had net capital loss carryforwards, which are available to offset future net realized capital gains, in the amount of $159,961,304 with $129,010,780 expiring in 2017 and $30,950,524 expiring in 2018.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

24	Wells Fargo Advantage Diversified Capital Builder Fund	Notes to Financial Statements (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$456,163,615	$0	$0	$456,163,615
Corporate bonds and notes	0	83,618,172	0	83,618,172
Yankee corporate bonds and notes	0	997,500	0	997,500
Short-term investments
Investment companies	669,556	84,732,750	0	85,402,306
	$456,833,171	$169,348,422	$0	$626,181,593

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended March 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.60% and declining to 0.45% as the average daily net assets of the Fund increase. For the six months ended March 31, 2012, the advisory fee was equivalent to an annual rate of 0.60% of the Fund’s average daily net assets.

Funds Management has retained the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Wells Capital Management, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund	25

specific expenses. Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.20% for Class A, 1.95% for Class B, 1.95% for Class C, 0.95% for Administrator Class and 0.78% for Institutional Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended March 31, 2012, Wells Fargo Funds Distributor, LLC received $4,752 from the sale of Class A shares and $45, $5,358 and $115 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities, for the six months ended March 31, 2012 were $178,563,379 and $204,462,730, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended March 31, 2012, the Fund paid $577 in commitment fees.

For the six months ended March 31, 2012, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210 Balance Sheet, creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update’s adoption on the Fund’s financial statement disclosures.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning

26	Wells Fargo Advantage Diversified Capital Builder Fund	Notes to Financial Statements (Unaudited)

after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

Other Information (Unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund	27

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo Advantage Diversified Capital Builder Fund	Other Information (Unaudited)

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 137 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund	29

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

30	Wells Fargo Advantage Diversified Capital Builder Fund	Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 29-30, 2012 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Diversified Capital Builder Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

In providing information to the Board, Funds Management and Wells Capital Management were guided by a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf at the start of the Board’s annual contract renewal process earlier in 2012. In approving the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee likely attributed different weights to various factors.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management supported the re-approval of the Advisory Agreements. Although the Board considered the continuation of the Advisory Agreements for the Fund as part of the larger process of considering the continuation of the advisory agreements for all of the funds in the complex, its decision to continue the Advisory Agreements for the Fund was ultimately made on a fund-by-fund basis.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2011. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund, and in comparison to the Fund’s

Other Information (Unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund	31

benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Board noted that, while the performance of the Fund for the three-year period under review was higher than the median performance of the Universe, the performance of the Fund was lower than the median performance of the Universe for all other periods under review. The Board also noted that, while the performance of the Fund for the three-year period under review was higher than the performance of the Fund’s benchmark, the Lipper Mixed-Asset Target Allocation Growth Funds Index, the performance of the Fund was lower than the Lipper Mixed-Asset Target Allocation Growth Funds Index for all other periods under review.

The Board also noted that the Fund’s performance results warranted further discussion. As part of its further review, the Board received an analysis of, and discussed factors contributing to, the underperformance of the Fund relative to the Universe. The Board received a report that noted that a contributing factor to the Fund’s more recent underperformance was its heavy concentration in the cyclical sectors of the market. The Board was satisfied that Funds Management was taking appropriate actions with respect to the Fund’s investment performance.

The Board received and considered information regarding the Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund’s Expense Group. The Board noted that the net operating expense ratios of the Fund were in range or lower than the median net operating expense ratios of the Fund’s Expense Group.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the “Net Advisory Rate”).

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate with those of other funds in the Fund’s Expense Group median. The Board noted that the Advisory Agreement Rate and Net Advisory Rate for the Administrator and Institutional share classes of the Fund were in range of the median rates of their respective Expense Groups, while the Advisory Agreement Rate and Net Advisory Rate for the A share class of the Fund were higher than the median rates of its Expense Group. The Board viewed favorably that the Adviser agreed to maintain the existing fee waiver/cap arrangements.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

The Board determined that the Advisory Agreement Rate for the Fund, both with and without an administration fee rate and before and after waivers, was reasonable in light of the Fund’s Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was reasonable in light of the services covered by the sub-advisory agreement and other information provided.

32	Wells Fargo Advantage Diversified Capital Builder Fund	Other Information (Unaudited)

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Fund. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of the Fund’s Advisory Agreement Rate in isolation. It noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability reported by Funds Management was not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would have on-going opportunities to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale, if any, with the Fund. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Fund’s shares, including the channels through which the Fund’s shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations	Wells Fargo Advantage Diversified Capital Builder Fund	33

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

This page is intentionally left blank.

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

208984 05-12 SA225/SAR225 3-12

Wells Fargo Advantage

Diversified Income Builder Fund

Semi-Annual Report

March 31, 2012

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $213 billion in assets under management, as of March 31, 2012.

Equity Funds
Asia Pacific Fund	Equity Value Fund	Precious Metals Fund
C&B Large Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Mid Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
Capital Growth Fund	Index Fund	Small Cap Value Fund
Common Stock Fund	International Equity Fund	Small Company Growth Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Value Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Diversified Income Builder Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The financial markets throughout most of the past six months may best be described as a risk-on/risk-off trading environment in response to the uncertainty about the sustainability of the U.S. economic recovery, ongoing concerns about the Greek debt crisis, and the overall health of the eurozone.

After struggling in the early part of the six-month period, most equity markets rallied to post extraordinary total returns on the whole. In fact, most of the major U.S. equity indexes realized the strongest first-quarter performance in over 10 years during the first three months of 2012.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Diversified Income Builder Fund for the six-month period that ended March 31, 2012.

The financial markets throughout most of the past six months may best be described as a risk-on/risk-off trading environment in response to the uncertainty about the sustainability of the U.S. economic recovery, ongoing concerns about the Greek debt crisis, and the overall health of the eurozone. When volatility and uncertainty were high, investors sold risky assets such as high-beta1 equities, commodities, emerging markets securities, and high-yield bonds, in preference for the relative safety of U.S. Treasuries. In periods of low volatility, investor risk tolerance sharply rose, and the markets sought out the higher yield and return potential of those riskier investments.

During the first quarter of 2012, investor sentiment appeared to be more positive and balanced. This recent shift in sentiment was the result of improvement in the global macroeconomic backdrop, which contributed to a less volatile market environment and more stable consensus earnings growth outlook. These developments also encouraged investors to refocus on underlying fundamentals and a longer-term investment perspective, which may have sparked the first-quarter equity rally led by stocks and sectors that were shunned at points in 2011, notably retail and higher-growth technology names. In addition, as investors’ risk tolerance increased during the period, corporate bonds, including high-yield bonds, were favored over the relative safety and lower yields offered by U.S. Treasuries.

After struggling in the early part of the six-month period, most equity markets rallied to post extraordinary total returns on the whole. In fact, most of the major U.S. equity indexes realized the strongest first-quarter performance in over 10 years during the first three months of 2012.

During the six-month period, the S&P 500 Index2 and the Russell 3000® Index3 posted returns of 25.89% and 26.55%, respectively, while the Barclays U.S. Aggregate Bond Index4, representing the universe of investment-grade U.S. bonds, posted a total return of 1.43%. By comparison, the Barclays U.S. Treasury

1.	Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison to a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

2.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

3.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

4.	The Barclays U.S. Aggregate Bond Index is composed of the Barclays Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

Letter to Shareholders	Wells Fargo Advantage Diversified Income Builder Fund	3

Index5 and Barclays 20+ Year U.S. Treasury Index6 returned (0.41)% and (5.02)%, respectively, while the Barclays U.S. Corporate High Yield Bond Index7 added 12.14% during the period.

On the international front, the MSCI EAFE Index8 returned 13.12% during the six-month period, while the BofA Merrill Lynch Global Broad Market Ex. U.S. Index9, representative of the international investment-grade bond market, returned 0.78%.

The developed global economies regained some momentum during the period.

Most global economies modestly improved during the six-month period, but their paths were uneven, primarily due to persistently sluggish jobs growth and a flat housing market affecting the U.S. and the ongoing sovereign debt concerns impacting the eurozone.

The U.S. Bureau of Economic Analysis reported that U.S. gross domestic product (GDP) expanded to an annual growth rate of 1.8% in the third quarter of 2011, re-igniting hopes of a sustainable economic recovery. Those hopes were buoyed further by the final estimate of fourth-quarter of 2011 GDP, which showed that growth accelerated to a 3.0% annual rate. While few economists now believe that the U.S. economy is in danger of sliding back into recession, many continue to expect a tepid economic growth environment in 2012.

Within the eurozone, GDP grew at an annualized rate of 1.5% for 2011, which was modestly weaker from a year earlier when eurozone GDP was reported at an annualized rate of 2.0% in the fourth quarter of 2010. Considering the fiscal challenges that faced European countries throughout 2011—stemming, primarily, from the reemergence of the Greek debt crisis—most economists had expected weaker economic conditions in 2011. While several steps have been taken by the International Monetary Fund and the European Central Bank to address the ongoing fiscal challenges in Europe, economic conditions of many countries in the eurozone are likely to remain weak throughout 2012.

Central banks across the globe remain committed to accommodative policies.

With inflation in check, the U.S. Federal Reserve (Fed) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0% to 0.25%. Last summer, the Federal Open Market Committee (FOMC) issued a statement explaining that economic conditions were likely to warrant exceptionally low levels for the federal funds rate through at least mid-2013—a timetable that was later revised to late 2014 following the FOMC meeting on January 25, 2012.

5.	The Barclays U.S. Treasury Index is an index of U.S. Treasury securities. You cannot invest directly in an index.

6.	The Barclays 20+ Year U. S. Treasury Index is an unmanaged index composed of securities in the U.S. Treasury Index with maturities of 20 years or greater. You cannot invest directly in an index.

7.	The Barclays U.S. Corporate High Yield Bond Index is an unmanaged, U.S. dollar denominated, nonconvertible, non-investment grade debt index. The index consists of domestic and corporate bonds rated Ba and below with a minimum outstanding amount of $150 million. You cannot invest directly in an index.

8.	The Morgan Stanley Capital International Europe, Australasia, and Far East (“MSCI EAFE”) Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed or produced by MSCI.

9.	The BofA Merrill Lynch Global Broad Market Ex. U.S. Index tracks the performance of investment grade debt publicly issued in the major domestic and euro bond markets, including sovereign, quasi-government, corporate, securitized and collateralized securities and excludes all securities denominated in U.S. dollars. You cannot invest directly in an index.

4	Wells Fargo Advantage Diversified Income Builder Fund	Letter to Shareholders

The European Central Bank (ECB) also continued to maintain an accommodative monetary policy throughout the period, primarily in efforts to stave off the contagion risk stemming from the ongoing concerns about the potential of Greece defaulting on its sovereign bonds. Fortunately, Greece received another bailout and was able to restructure its outstanding debt in February 2012, which alleviated near-term contagion risks and the possibility of the euro collapsing. However, the agreement does not fully address longer-term structural issues that affect not only Greece, but several other countries across the eurozone. Recognizing the drag the persistent sovereign debt crisis has had on financial stability across the eurozone, the ECB-introduced additional liquidity into the European banking system through its long-term refinancing operations (LTRO). The LTRO program effectively encourages European banks to buy sovereign bonds of the eurozone governments, helping to push yields lower on bonds from financially fragile countries like Spain and Italy. This type of activity helps to reduce the near-term risk that those countries would experience funding issues. From a global credit market perspective, this additional liquidity further helps alleviate fears of contagion and causes risk premiums to decline—an ideal scenario for equities and high-yield bonds.

Recent events have not altered our message to shareholders.

The heightened volatility across the global financial markets during 2011 and lingering uncertainties about the outlook going forward have left many investors questioning their resolve—and their investments. Yet it is precisely at such times that the market may present opportunities—as well as challenges—for prudent investors. For many investors, simply building and maintaining a well-diversified10 investment plan focused on clear financial objectives is the best long-term strategy.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

10.	Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

Letter to Shareholders	Wells Fargo Advantage Diversified Income Builder Fund	5

Notice to Shareholders

The Board of Trustees for Wells Fargo Advantage Funds has unanimously approved the following modifications to certain net asset value (NAV) waiver privileges and commission schedules:

■	Effective May 1, 2012, automatic investment plan (AIP) purchases and proceeds received from systematic withdrawals will no longer qualify for NAV repurchase privileges.

■

Effective May 1, 2012, discretionary rights to waive the upfront commission for Class C and “jumbo” Class A share purchases will no longer be granted to broker/dealers. However, we will continue to waive the Class C shares contingent deferred sales charge for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

■

Effective July 31, 2012, NAV purchase privileges for former Evergreen Class IS and Class R shareholders are being modified to remove the ability to purchase Class A shares at NAV unless those shares are held directly with the Fund on or after July 31, 2012.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

6	Wells Fargo Advantage Diversified Income Builder Fund	Performance Highlights (Unaudited)

INVESTMENT OBJECTIVE

The Fund seeks long-term total return, consisting of capital appreciation and current income.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

Margaret Patel

FUND INCEPTION

April 14, 1987

TEN LARGEST HOLDINGS[1] (AS OF MARCH 31, 2012)
NRG Energy Incorporated, 7.88%, 5/15/2021	4.62%
General Cable Corporation, 7.13%, 4/01/2017	3.95%
Valeant Phamaceuticals International Incorporated, 7.00%, 10/1/2020	3.42%
Dycom Investments Incorporated, 7.13%, 1/15/2021	3.32%
Kraton Polymers LLC, 6.75%, 3/1/2019	3.12%
United State Steel Corporation, 7.38%, 4/1/2020	3.08%
Valeant Phamaceuticals International Incorporated, 7.25%, 7/15/2022	2.87%
Koppers Holdings Incorporated, 7.88%, 12/1/2019	2.71%
NII Capital Corporation, 7.63%, 4/1/2021	2.50%
Endo Pharmaceuticals Holdings Incorporated, 7.00%, 12/15/2020	2.19%

PORTFOLIO ALLOCATION[2] (AS OF MARCH 31, 2012)

1.	The ten largest holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

2.	Portfolio allocation is subject to change and is calculated based on the total long-term investments of the Fund.

Performance Highlights (Unaudited)	Wells Fargo Advantage Diversified Income Builder Fund	7

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF MARCH 31, 2012)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (EKSAX)	04/14/1987	7.02	(2.83)	2.24	5.32	13.53	3.03	3.46	5.95	1.13%	1.08%
Class B (EKSBX)**	02/01/1993	8.07	(2.61)	2.37	5.42	13.07	2.28	2.70	5.42	1.88%	1.83%
Class C (EKSCX)	02/01/1993	12.09	1.27	2.69	5.18	13.09	2.27	2.69	5.18	1.88%	1.83%
Administrator Class (EKSDX)	07/30/2010					13.64	3.03	3.51	6.03	0.97%	0.90%
Institutional Class (EKSYX)	01/13/1997					13.75	3.39	3.71	6.23	0.70%	0.70%
Diversified Income Builder Blended Index[6]						15.10	6.33	6.47	7.89
BofA Merrill Lynch High Yield Master Index[7]						11.53	5.71	7.74	8.86
Russell 1000® Index[8]						26.27	7.86	2.19	4.53

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – wellsfargoadvantagefunds.com

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk and high-yield securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 12, 2010 is based on the performance of the Fund’s predecessor, Evergreen Diversified Income Builder Fund.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.08% for Class A, 1.83% for Class B, 1.83% for Class C, 0.90% for Administrator Class and 0.71% for Institutional Class. Without this cap, the Fund’s returns would have been lower.

6.

Source: Wells Fargo Funds Management, LLC. The Diversified Income Builder Blended Index is composed of the following indexes: BofA Merrill Lynch High Yield Master Index (75%) and the Russell 1000® Index (25%). You cannot invest directly in an index.

7.	BofA Merrill Lynch High Yield Master Index is an unmanaged market index that provides a broad-based performance measure of the non-investment grade U.S. domestic bond index. You cannot invest directly in an index.

8.

The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

8	Wells Fargo Advantage Diversified Income Builder Fund	Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2011 to March 31, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10-01-2011	Ending Account Value 03-31-2012	Expenses Paid During the Period¹	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,135.28	$5.77	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.45	1.08%
Class B
Actual	$1,000.00	$1,130.68	$9.75	1.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.85	$9.22	1.83%
Class C
Actual	$1,000.00	$1,130.88	$9.75	1.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.85	$9.22	1.83%
Administrator Class
Actual	$1,000.00	$1,136.40	$4.81	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.55	0.90%
Institutional Class
Actual	$1,000.00	$1,137.53	$3.74	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	$3.54	0.70%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of Investments—March 31, 2012 (Unaudited)	Wells Fargo Advantage Diversified Income Builder Fund	9

Security Name	Shares	Value

Common Stocks: 28.66%

Consumer Discretionary: 1.44%

Hotels, Restaurants & Leisure: 1.44%
Marriott International Incorporated Class A «	100,000	$3,785,000
McDonald’s Corporation	15,000	1,471,500

		5,256,500

Consumer Staples: 1.31%

Food Products: 1.31%
General Mills Incorporated	60,000	2,367,000
H.J. Heinz Company «	45,000	2,409,750

		4,776,750

Energy: 7.83%

Energy Equipment & Services: 2.47%
Cameron International Corporation «†	60,000	3,169,800
Dresser-Rand Group Incorporated †	15,000	695,850
FMC Technologies Incorporated «†	20,000	1,008,400
Halliburton Company	40,000	1,327,600
National Oilwell Varco Incorporated	35,000	2,781,450

		8,983,100

Oil, Gas & Consumable Fuels: 5.36%
Alpha Natural Resources Incorporated †	15,000	228,150
Anadarko Petroleum Corporation	20,000	1,566,800
Atmos Energy Corporation	40,000	1,258,400
Devon Energy Corporation	18,000	1,280,160
EOG Resources Incorporated	8,000	888,800
Kinder Morgan Incorporated «	192,000	7,420,800
National Fuel Gas Company «	35,000	1,684,200
Occidental Petroleum Corporation	5,000	476,150
Pioneer Natural Resources Company	2,000	223,180
Questar Corporation	185,000	3,563,100
The Williams Companies Incorporated	30,000	924,300

		19,514,040

Financials: 2.80%

Commercial Banks: 0.18%
PNC Financial Services Group Incorporated	10,000	644,900

REITs: 2.62%
American Tower Corporation	100,000	6,302,000
Plum Creek Timber Company «	35,000	1,454,600
Washington Real Estate Investment Trust «	60,000	1,782,000

		9,538,600

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Diversified Income Builder Fund	Portfolio of Investments—March 31, 2012 (Unaudited)

Security Name	Shares	Value

Health Care: 3.14%

Health Care Equipment & Supplies: 1.28%
Baxter International Incorporated	20,000	$1,195,600
C.R. Bard Incorporated	35,000	3,455,200

		4,650,800

Life Sciences Tools & Services: 0.73%
Agilent Technologies Incorporated	60,000	2,670,600

Pharmaceuticals: 1.13%
Allergan Incorporated	20,000	1,908,600
Endo Pharmaceuticals Holdings Incorporated †	20,000	774,600
Mylan Incorporated †	60,000	1,407,000

		4,090,200

Industrials: 3.07%

Building Products: 0.11%
Lennox International Incorporated «	10,000	403,000

Electrical Equipment: 0.41%
AMETEK Incorporated	10,000	485,100
Roper Industries Incorporated «	10,000	991,600

		1,476,700

Industrial Conglomerates: 0.15%
Danaher Corporation	10,000	560,000

Machinery: 2.40%
Donaldson Company Incorporated «	26,000	928,980
Eaton Corporation	38,000	1,893,540
Flowserve Corporation «	10,000	1,155,100
IDEX Corporation	35,000	1,474,550
Pall Corporation	55,000	3,279,650

		8,731,820

Information Technology: 3.21%

Computers & Peripherals: 1.81%
Apple Incorporated	11,000	6,594,170

Electronic Equipment, Instruments & Components: 0.84%
FLIR Systems Incorporated «	120,000	3,037,200

Semiconductors & Semiconductor Equipment: 0.56%
FEI Company «†	30,000	1,473,300
Microchip Technology Incorporated «	15,000	558,000

		2,031,300

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—March 31, 2012 (Unaudited)	Wells Fargo Advantage Diversified Income Builder Fund	11

Security Name			Shares	Value

Materials: 3.59%

Chemicals: 1.16%
Dow Chemical Company			5,000	$173,200
FMC Corporation			2,900	306,992
Huntsman Corporation			100,000	1,401,000
Mosaic Company			20,000	1,105,800
Valspar Corporation			25,000	1,207,250

				4,194,242

Containers & Packaging: 0.16%
Sealed Air Corporation			30,000	579,300

Metals & Mining: 2.27%
Cliffs Natural Resources Incorporated			37,000	2,562,620
Freeport-McMoRan Copper & Gold Incorporated			150,000	5,706,000

				8,268,620

Utilities: 2.27%

Electric Utilities: 2.27%
American Electric Power Company Incorporated			65,000	2,507,700
Exelon Corporation			65,000	2,548,650
Pepco Holdings Incorporated «			170,000	3,211,302

				8,267,652

Total Common Stocks (Cost $97,016,178)				104,269,494

	Interest Rate	Maturity Date	Principal
Corporate Bonds and Notes: 67.16%

Consumer Discretionary: 1.34%

Media: 1.34%
Clear Channel Worldwide Holdings Incorporated Series A 144A	7.63%	03/15/2020	$625,000	603,125
Clear Channel Worldwide Holdings Incorporated Series B 144A	7.63	03/15/2020	4,375,000	4,287,500

				4,890,625

Consumer Staples: 0.29%

Food Products: 0.29%
Post Holdings Incorporated 144A	7.38	02/15/2022	1,000,000	1,047,500

Energy: 8.50%

Energy Equipment & Services: 3.09%
Atwood Oceanics Incorporated	6.50	02/01/2020	1,500,000	1,575,000
Dresser-Rand Group Incorporated	6.50	05/01/2021	3,485,000	3,641,825
Hornbeck Offshore Services 144A	5.88	04/01/2020	6,000,000	6,015,000

				11,231,825

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Diversified Income Builder Fund	Portfolio of Investments—March 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Oil, Gas & Consumable Fuels: 5.41%
Alpha Natural Resources Incorporated «	6.25%	06/01/2021	$2,000,000	$1,805,000
Arch Coal Incorporated «144A	7.25	06/15/2021	2,000,000	1,845,000
Consol Energy Incorporated	8.25	04/01/2020	7,175,000	7,497,875
Murray Energy Corporation 144A	10.25	10/15/2015	7,775,000	7,561,188
Range Resources Corporation	5.00	08/15/2022	1,000,000	987,500

				19,696,563

Financials: 3.38%

Consumer Finance: 0.37%
Qwest Capital Funding Incorporated	6.50	11/15/2018	1,275,000	1,361,063

REITs: 3.01%
Host Hotels & Resorts LP 144A	6.00	10/01/2021	5,600,000	5,978,000
Host Hotels & Resorts LP 144A	5.25	03/15/2022	5,000,000	4,975,000

				10,953,000

Health Care: 9.72%

Health Care Providers & Services: 1.24%
HCA Incorporated	5.88	03/15/2022	4,500,000	4,505,625

Pharmaceuticals: 8.48%
Endo Pharmaceuticals Holdings Incorporated	7.00	12/15/2020	7,440,000	7,960,800
Valeant Pharmaceuticals International Incorporated 144A	7.00	10/01/2020	12,500,000	12,437,500
Valeant Pharmaceuticals International Incorporated 144A	7.25	07/15/2022	10,560,000	10,454,400

				30,852,700

Industrials: 13.91%

Aerospace & Defense: 2.49%
Alliant Techsystems Incorporated	6.88	09/15/2020	5,000,000	5,337,500
Esterline Technologies Corporation	7.00	08/01/2020	3,380,000	3,734,900

				9,072,400

Commercial Services & Supplies: 0.90%
Iron Mountain Incorporated	7.75	10/01/2019	3,000,000	3,277,500

Construction & Engineering: 3.32%
Dycom Investments Incorporated	7.13	01/15/2021	11,845,000	12,081,900

Electrical Equipment: 5.55%
Belden Incorporated	7.00	03/15/2017	5,636,000	5,812,125
General Cable Corporation	7.13	04/01/2017	13,950,000	14,368,500

				20,180,625

Machinery: 1.65%
Oshkosh Corporation	8.50	03/01/2020	5,500,000	5,988,125

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—March 31, 2012 (Unaudited)	Wells Fargo Advantage Diversified Income Builder Fund	13

Security Name	Interest Rate	Maturity Date	Principal	Value

Information Technology: 2.08%

Semiconductors & Semiconductor Equipment: 2.08%
MEMC Electronic Materials Incorporated	7.75%	04/01/2019	$9,500,000	$7,552,500

Materials: 13.59%

Chemicals: 7.54%
Celanese US Holdings LLC	5.88	06/15/2021	1,000,000	1,055,000
Huntsman International LLC «	8.63	03/15/2020	4,600,000	5,140,500
Koppers Holdings Incorporated	7.88	12/01/2019	9,250,000	9,874,375
Kraton Polymers LLC	6.75	03/01/2019	11,000,000	11,357,500

				27,427,375

Containers & Packaging: 2.97%
Ball Corporation	5.00	03/15/2022	1,000,000	1,002,500
Greif Incorporated	7.75	08/01/2019	6,676,000	7,543,880
Sealed Air Corporation 144A	8.38	09/15/2021	2,000,000	2,247,500

				10,793,880

Metals & Mining: 3.08%
United States Steel Corporation «	7.38	04/01/2020	11,000,000	11,220,000

Telecommunication Services: 5.25%

Diversified Telecommunication Services: 0.86%
SBA Telecommunications Incorporated	8.25	08/15/2019	2,825,000	3,114,563

Wireless Telecommunication Services: 4.39%
Cricket Communications Incorporated	7.75	10/15/2020	7,000,000	6,877,500
NII Capital Corporation	7.63	04/01/2021	9,300,000	9,090,750

				15,968,250

Utilities: 9.10%

Gas Utilities: 1.99%
National Fuel Gas Company	4.90	12/01/2021	7,000,000	7,227,401

Independent Power Producers & Energy Traders: 7.11%
AES Corporation	8.00	06/01/2020	4,550,000	5,221,125
NRG Energy Incorporated	7.63	05/15/2019	4,000,000	3,860,000
NRG Energy Incorporated	7.88	05/15/2021	17,500,000	16,800,000

				25,881,125

Total Corporate Bonds and Notes (Cost $241,668,595)				244,324,545

Yankee Corporate Bonds and Notes: 1.96%

Energy: 0.86%

Oil, Gas & Consumable Fuels: 0.86%
Precision Drilling Corporation	6.63	11/15/2020	3,000,000	3,142,500

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Diversified Income Builder Fund	Portfolio of Investments—March 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Materials: 1.10%

Chemicals: 1.10%
LyondellBasell Industries NV 144A	5.75%	04/15/2024	$4,000,000	$3,990,000

Total Yankee Corporate Bonds and Notes (Cost $7,000,000)				7,132,500

	Yield		Shares
Short-Term Investments: 10.69%

Investment Companies: 10.69%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10		5,180,767	5,180,767
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)	0.18		33,718,940	33,718,940

Total Short-Term Investments (Cost $38,899,707)				38,899,707

Total Investments in Securities
(Cost $384,584,480) *	108.47%	394,626,246
Other Assets and Liabilities, Net	(8.47)	(30,815,008)

Total Net Assets	100.00%	$363,811,238

«	All or a portion of this security is on loan.

†	Non-income earning security

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $384,831,673 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$17,823,138
Gross unrealized depreciation	(8,028,565)

Net unrealized appreciation	$9,794,573

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—March 31, 2012 (Unaudited)	Wells Fargo Advantage Diversified Income Builder Fund	15

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$355,726,539
In affiliated securities, at value (see cost below)	38,899,707

Total investments, at value (see cost below)	394,626,246
Receivable for investments sold	2,025,852
Receivable for Fund shares sold	973,103
Receivable for dividends and interest	5,600,509
Receivable for securities lending income	122,584
Prepaid expenses and other assets	57,643

Total assets	403,405,937

Liabilities
Dividends payable	284,558
Payable for investments purchased	4,000,000
Payable for Fund shares redeemed	1,135,934
Payable upon receipt of securities loaned	33,718,940
Advisory fee payable	167,880
Distribution fees payable	83,883
Due to other related parties	86,460
Accrued expenses and other liabilities	117,044

Total liabilities	39,594,699

Total net assets	$363,811,238

NET ASSETS CONSIST OF
Paid-in capital	$363,218,035
Overdistributed net investment income	(727,362)
Accumulated net realized losses on investments	(8,721,201)
Net unrealized gains on investments	10,041,766

Total net assets	$363,811,238

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$142,995,741
Shares outstanding – Class A	24,584,708
Net asset value per share – Class A	$5.82
Maximum offering price per share – Class A2	$6.18
Net assets – Class B	$7,262,476
Shares outstanding – Class B	1,243,951
Net asset value per share – Class B	$5.84
Net assets – Class C	$113,740,742
Shares outstanding – Class C	19,518,215
Net asset value per share – Class C	$5.83
Net assets – Administrator Class	$39,277,342
Shares outstanding – Administrator Class	6,879,024
Net asset value per share – Administrator Class	$5.71
Net assets – Institutional Class	$60,534,937
Shares outstanding – Institutional Class	10,610,941
Net asset value per share – Institutional Class	$5.70

Investments in unaffiliated securities, at cost	$345,684,773

Investments in affiliated securities, at cost	$38,899,707

Total investments, at cost	$384,584,480

Securities on loan, at value	$32,939,701

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Diversified Income Builder Fund	Statement of Operations—Six Months Ended March 31, 2012 (Unaudited)

Investment income
Interest	$9,734,767
Dividends	955,896
Securities lending income, net	326,557
Income from affiliated securities	1,272

Total investment income	11,018,492

Expenses
Advisory fee	893,807
Administration fees
Fund level	89,381
Class A	183,318
Class B	10,049
Class C	141,324
Administrator Class	19,036
Institutional Class	24,799
Shareholder servicing fees
Class A	176,267
Class B	9,662
Class C	135,888
Administrator Class	45,825
Distribution fees
Class B	28,987
Class C	407,664
Custody and accounting fees	22,576
Professional fees	22,641
Registration fees	30,953
Shareholder report expenses	29,891
Trustees’ fees and expenses	14,151
Other fees and expenses	7,742

Total expenses	2,293,961
Less: Fee waivers and/or expense reimbursements	(77,462)

Net expenses	2,216,499

Net investment income	8,801,993

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	4,104,629
Net change in unrealized gains (losses) on investments	31,827,827

Net realized and unrealized gains (losses) on investments	35,932,456

Net increase in net assets resulting from operations	$44,734,449

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Diversified Income Builder Fund	17

	Six Months Ended March 31, 2012 (Unaudited)		Year Ended September 30, 2011

Operations
Net investment income		$8,801,993		$18,373,869
Net realized gains on investments		4,104,629		20,334,066
Net change in unrealized gains (losses) on investments		31,827,827		(39,459,722)

Net increase (decrease) in net assets resulting from operations		44,734,449		(751,787)

Distributions to shareholders from
Net investment income
Class A		(3,666,452)		(7,847,668)
Class B		(172,538)		(598,522)
Class C		(2,413,887)		(5,083,460)
Administrator Class		(1,020,786)		(2,657,680)
Institutional Class		(1,730,619)		(4,469,481)

Total distributions to shareholders		(9,004,282)		(20,656,811)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,366,249	13,364,387	11,193,628	65,587,626
Class B	141,847	814,734	301,732	1,771,365
Class C	2,132,326	12,141,716	7,577,040	44,516,848
Administrator Class	2,222,358	12,424,017	15,759,397	89,913,934
Institutional Class	507,837	2,835,719	3,537,749	20,342,611

		41,580,573		222,132,384

Reinvestment of distributions
Class A	510,345	2,909,635	986,861	5,731,658
Class B	21,236	121,440	68,196	398,837
Class C	278,714	1,592,764	545,705	3,177,112
Administrator Class	42,086	236,428	40,289	228,970
Institutional Class	305,039	1,704,989	774,860	4,424,947

		6,565,256		13,961,524

Payment for shares redeemed
Class A	(3,841,932)	(21,689,168)	(14,271,585)	(82,739,796)
Class B	(429,498)	(2,439,506)	(1,737,086)	(10,206,498)
Class C	(2,092,522)	(11,857,955)	(5,611,113)	(32,693,389)
Administrator Class	(2,195,882)	(12,393,453)	(8,991,118)	(52,207,757)
Institutional Class	(2,036,012)	(11,320,801)	(7,994,873)	(45,245,183)

		(59,700,883)		(223,092,623)

Net increase (decrease) in net assets resulting from capital share transactions		(11,555,054)		13,001,285

Total increase (decrease) in net assets		24,175,113		(8,407,313)

Net assets
Beginning of period		339,636,125		348,043,438

End of period		$363,811,238		$339,636,125

Overdistributed net investment income		$(727,362)		$(525,073)

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Diversified Income Builder Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Year Ended April 30,
Class A		2011	2010[1,2]	2010[1]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$5.26	$5.57	$5.46	$4.58	$6.06	$6.40	$6.32
Net investment income	0.14	0.28	0.13	0.25	0.26	0.27 [3]	0.33 [3]
Net realized and unrealized gains (losses) on investments	0.57	(0.27)	0.11	0.87	(1.45)	(0.35)	0.08

Total from investment operations	0.71	0.01	0.24	1.12	(1.19)	(0.08)	0.41
Distributions to shareholders from
Net investment income	(0.15)	(0.32)	(0.13)	(0.24)	(0.26)	(0.26)	(0.31)
Net realized gains	0.00	0.00	0.00	0.00	(0.03)	0.00	0.00
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	0.00	(0.02)

Total distributions to shareholders	(0.15)	(0.32)	(0.13)	(0.24)	(0.29)	(0.26)	(0.33)
Net asset value, end of period	$5.82	$5.26	$5.57	$5.46	$4.58	$6.06	$6.40
Total return[4]	13.53%	(0.28)%	4.42%	24.93%	(19.64)%	(1.26)%	6.71%
Ratios to average net assets (annualized)
Gross expenses	1.13%	1.13%	1.10%	1.07%	1.07%	1.16%	1.20%
Net expenses	1.08%	1.08%	1.05%	1.07%	1.07%	1.11%	1.16%
Net investment income	5.09%	4.86%	5.74%	4.96%	5.15%	4.41%	5.17%
Supplemental data
Portfolio turnover rate	35%	65%	21%	55%	57%	125%	128%
Net assets, end of period (000’s omitted)	$142,996	$134,340	$154,005	$146,340	$108,773	$145,924	$170,804

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Diversified Income Builder Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class A of Evergreen Diversified Income Builder Fund.

2.	For the five months ended September 30, 2010. The Fund changed its fiscal year end from April 30 to September 30, effective September 30, 2010.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Diversified Income Builder Fund	19

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Year Ended April 30,
Class B		2011	2010[1,2]	2010[1]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$5.28	$5.59	$5.48	$4.60	$6.08	$6.42	$6.34
Net investment income	0.12 [3]	0.24 [3]	0.11 [3]	0.21 [3]	0.22 [3]	0.23 [3]	0.28 [3]
Net realized and unrealized gains (losses) on investments	0.57	(0.27)	0.11	0.87	(1.45)	(0.36)	0.09

Total from investment operations	0.69	(0.03)	0.22	1.08	(1.23)	(0.13)	0.37
Distributions to shareholders from
Net investment income	(0.13)	(0.28)	(0.11)	(0.20)	(0.22)	(0.21)	(0.27)
Net realized gains	0.00	0.00	0.00	0.00	(0.03)	0.00	0.00
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	0.00	(0.02)

Total distributions to shareholders	(0.13)	(0.28)	(0.11)	(0.20)	(0.25)	(0.21)	(0.29)
Net asset value, end of period	$5.84	$5.28	$5.59	$5.48	$4.60	$6.08	$6.42
Total return[4]	13.07%	(1.01)%	4.09%	23.65%	(19.99)%	(1.97)%	5.94%
Ratios to average net assets (annualized)
Gross expenses	1.88%	1.88%	1.85%	1.82%	1.81%	1.86%	1.90%
Net expenses	1.83%	1.83%	1.80%	1.82%	1.81%	1.86%	1.90%
Net investment income	4.34%	4.11%	5.01%	4.18%	4.33%	3.68%	4.43%
Supplemental data
Portfolio turnover rate	35%	65%	21%	55%	57%	125%	128%
Net assets, end of period (000’s omitted)	$7,262	$7,971	$16,089	$17,379	$19,309	$37,459	$54,955

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Diversified Income Builder Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class B of Evergreen Diversified Income Builder Fund.

2.	For the five months ended September 30, 2010. The Fund changed its fiscal year end from April 30 to September 30, effective September 30, 2010.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Diversified Income Builder Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Year Ended April 30,
Class C		2011	2010[1,2]	2010[1]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$5.27	$5.58	$5.47	$4.60	$6.07	$6.41	$6.33
Net investment income	0.12	0.24	0.11	0.22	0.22 [3]	0.22 [3]	0.28 [3]
Net realized and unrealized gains (losses) on investments	0.57	(0.27)	0.11	0.85	(1.44)	(0.35)	0.09

Total from investment operations	0.69	(0.03)	0.22	1.07	(1.22)	(0.13)	0.37
Distributions to shareholders from
Net investment income	(0.13)	(0.28)	(0.11)	(0.20)	(0.22)	(0.21)	(0.27)
Net realized gains	0.00	0.00	0.00	0.00	(0.03)	0.00	0.00
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	0.00	(0.02)

Total distributions to shareholders	(0.13)	(0.28)	(0.11)	(0.20)	(0.25)	(0.21)	(0.29)
Net asset value, end of period	$5.83	$5.27	$5.58	$5.47	$4.60	$6.07	$6.41
Total return[4]	13.09%	(1.02)%	4.09%	23.69%	(20.03)%	(1.98)%	5.94%
Ratios to average net assets (annualized)
Gross expenses	1.88%	1.88%	1.85%	1.82%	1.82%	1.85%	1.90%
Net expenses	1.83%	1.83%	1.80%	1.82%	1.82%	1.85%	1.90%
Net investment income	4.33%	4.12%	5.01%	4.22%	4.41%	3.63%	4.43%
Supplemental data
Portfolio turnover rate	35%	65%	21%	55%	57%	125%	128%
Net assets, end of period (000’s omitted)	$113,741	$101,140	$93,159	$93,423	$57,096	$61,229	$55,110

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Diversified Income Builder Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class C of Evergreen Diversified Income Builder Fund.

2.	For the five months ended September 30, 2010. The Fund changed its fiscal year end from April 30 to September 30, effective September 30, 2010.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Diversified Income Builder Fund	21

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,
Administrator Class		2011	2010[1]
Net asset value, beginning of period	$5.16	$5.46	$5.33
Net investment income	0.15	0.29 [2]	0.06 [2]
Net realized and unrealized gains (losses) on investments	0.55	(0.26)	0.12

Total from investment operations	0.70	0.03	0.18
Distributions to shareholders from
Net investment income	(0.15)	(0.33)	(0.05)
Net asset value, end of period	$5.71	$5.16	$5.46
Total return[3]	13.64%	0.00%	3.42%
Ratios to average net assets (annualized)
Gross expenses	0.96%	0.89%	1.02%
Net expenses	0.90%	0.87%	0.90%
Net investment income	5.25%	5.09%	5.80%
Supplemental data
Portfolio turnover rate	35%	65%	21%
Net assets, end of period (000’s omitted)	$39,277	$35,157	$10

1.	For the period from July 30, 2010 (commencement of class operations) to September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Diversified Income Builder Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Year Ended April 30,
Institutional Class		2011	2010[1,2]	2010[1]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$5.16	$5.46	$5.36	$4.48	$5.96	$6.30	$6.22
Net investment income	0.15	0.30	0.14	0.27	0.26	0.28 [3]	0.34 [3]
Net realized and unrealized gains (losses) on investments	0.54	(0.26)	0.09	0.86	(1.45)	(0.35)	0.08

Total from investment operations	0.69	0.04	0.23	1.13	(1.19)	(0.07)	0.42
Distributions to shareholders from
Net investment income	(0.15)	(0.34)	(0.13)	(0.25)	(0.26)	(0.27)	(0.32)
Net realized gains	0.00	0.00	0.00	0.00	(0.03)	0.00	0.00
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	0.00	(0.02)

Total distributions to shareholders	(0.15)	(0.34)	(0.13)	(0.25)	(0.29)	(0.27)	(0.34)
Net asset value, end of period	$5.70	$5.16	$5.46	$5.36	$4.48	$5.96	$6.30
Total return[4]	13.75%	0.18%	4.41%	25.68%	(19.85)%	(1.09)%	7.02%
Ratios to average net assets (annualized)
Gross expenses	0.70%	0.70%	0.76%	0.82%	0.84%	0.85%	0.90%
Net expenses	0.70%	0.69%	0.74%	0.82%	0.84%	0.85%	0.90%
Net investment income	5.47%	5.27%	6.10%	5.31%	5.65%	4.66%	5.43%
Supplemental data
Portfolio turnover rate	35%	65%	21%	55%	57%	125%	128%
Net assets, end of period (000’s omitted)	$60,535	$61,029	$84,780	$195,418	$58,710	$24,944	$17,861

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Diversified Income Builder Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class I of Evergreen Diversified Income Builder Fund.

2.	For the five months ended September 30, 2010. The Fund changed its fiscal year end from April 30 to September 30, effective September 30, 2010.

3.	Calculated based upon average shares outstanding

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Diversified Income Builder Fund	23

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Diversified Income Builder Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Fixed income securities with original maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at

24	Wells Fargo Advantage Diversified Income Builder Fund	Notes to Financial Statements (Unaudited)

least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of September 30, 2011, the Fund had net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $12,561,864 expiring in 2017.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Diversified Income Builder Fund	25

As of September 30, 2011, the Fund had $117 of current year deferred post-October capital losses, which would be treated as realized for tax purposes on the first day of the succeeding year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$104,269,494	$0	$0	$104,269,494
Corporate bonds and notes	0	244,324,545	0	244,324,545
Yankee bonds and notes	0	7,132,500	0	7,132,500
Short-term investments
Investment companies	5,180,767	33,718,940	0	38,899,707
	$109,450,261	$285,175,985	$0	$394,626,246

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended March 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

26	Wells Fargo Advantage Diversified Income Builder Fund	Notes to Financial Statements (Unaudited)

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.50% and declining to 0.40% as the average daily net assets of the Fund increase. For the six months ended March 31, 2012, the advisory fee was equivalent to an annual rate of 0.50% of the Fund’s average daily net assets.

Funds Management has retained the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Wells Capital Management, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.08% for Class A, 1.83% for Class B, 1.83% for Class C, 0.90% for Administrator Class and 0.71% for Institutional Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended March 31, 2012, Wells Fargo Funds Distributor, LLC received $31,018 from the sale of Class A shares and $3,476 and $4,453 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities, for the six months ended March 31, 2012 were $124,146,312 and $136,086,360, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Diversified Income Builder Fund	27

agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended March 31, 2012, the Fund paid $463 in commitment fees.

During the six months ended March 31, 2012, the Fund had average borrowings outstanding of $65,035 on an annualized basis at an average rate of 1.41% and paid interest of $917.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210 Balance Sheet, creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update’s adoption on the Fund’s financial statement disclosures.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

28	Wells Fargo Advantage Diversified Income Builder Fund	Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited)	Wells Fargo Advantage Diversified Income Builder Fund	29

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 137 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

30	Wells Fargo Advantage Diversified Income Builder Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

Other Information (Unaudited)	Wells Fargo Advantage Diversified Income Builder Fund	31

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 29-30, 2012 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Diversified Income Builder Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

In providing information to the Board, Funds Management and Wells Capital Management were guided by a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf at the start of the Board’s annual contract renewal process earlier in 2012. In approving the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee likely attributed different weights to various factors.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management supported the re-approval of the Advisory Agreements. Although the Board considered the continuation of the Advisory Agreements for the Fund as part of the larger process of considering the continuation of the advisory agreements for all of the funds in the complex, its decision to continue the Advisory Agreements for the Fund was ultimately made on a fund-by-fund basis.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2011. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund, and in comparison to the Fund’s

32	Wells Fargo Advantage Diversified Income Builder Fund	Other Information (Unaudited)

benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe. The Board noted that, other than the one-year performance period for the A class, the performance of the Fund was higher than or in range with the median performance of the Universe for all periods under review. The Board also noted that, except for the one-year and five-year performance periods, the performance of the Fund was higher than its benchmark index, the Lipper Mixed-Asset Target Allocation Conservative Funds Index, for the periods under review.

The Board received and considered information regarding the Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund’s Expense Group. The Board noted that the net operating expense ratios of the Fund were in range or lower than the median net operating expense ratios of the Fund’s Expense Group.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the “Net Advisory Rate”).

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate with those of other funds in the Fund’s Expense Group median. The Board noted that while the Advisory Agreement Rate and Net Advisory Rate for the A share class of the Fund were higher than the Advisory Agreement Rate and Net Advisory Rate of its Expense Group, the Advisory Agreement Rate and Net Advisory Rate for Administrator and Institutional share classes of the Fund were in range of the median rates for their respective Expense Groups.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

The Board determined that the Advisory Agreement Rate for the Fund, both with and without an administration fee rate and before and after waivers, was reasonable in light of the Fund’s Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was reasonable in light of the services covered by the sub-advisory agreement and other information provided.

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Fund. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of the Fund’s Advisory Agreement Rate in isolation. It noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability reported by Funds Management was not unreasonable.

Other Information (Unaudited)	Wells Fargo Advantage Diversified Income Builder Fund	33

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would have on-going opportunities to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale, if any, with the Fund. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Fund’s shares, including the channels through which the Fund’s shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

34	Wells Fargo Advantage Diversified Income Builder Fund	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

208985 05-12 SA226/SAR226 3-12

Wells Fargo Advantage

Index Asset Allocation Fund

Semi-Annual Report

March 31, 2012

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $213 billion in assets under management, as of March 31, 2012.

Equity Funds
Asia Pacific Fund	Equity Value Fund	Precious Metals Fund
C&B Large Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Mid Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
Capital Growth Fund	Index Fund	Small Cap Value Fund
Common Stock Fund	International Equity Fund	Small Company Growth Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Value Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Index Asset Allocation Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The financial markets throughout most of the past six months may best be described as a risk-on/risk-off trading environment in response to the uncertainty about the sustainability of the U.S. economic recovery, ongoing concerns about the Greek debt crisis, and the overall health of the eurozone.

After struggling in the early part of the six-month period, most equity markets rallied to post extraordinary total returns on the whole. In fact, most of the major U.S. equity indexes realized the strongest first-quarter performance in over 10 years during the first three months of 2012.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Index Asset Allocation Fund for the six-month period that ended March 31, 2012.

The financial markets throughout most of the past six months may best be described as a risk-on/risk-off trading environment in response to the uncertainty about the sustainability of the U.S. economic recovery, ongoing concerns about the Greek debt crisis, and the overall health of the eurozone. When volatility and uncertainty were high, investors sold risky assets such as high-beta1 equities, commodities, emerging markets securities, and high-yield bonds, in preference for the relative safety of U.S. Treasuries. In periods of low volatility, investor risk tolerance sharply rose, and the markets sought out the higher yield and return potential of those riskier investments.

During the first quarter of 2012, investor sentiment appeared to be more positive and balanced. This recent shift in sentiment was the result of improvement in the global macroeconomic backdrop, which contributed to a less volatile market environment and more stable consensus earnings growth outlook. These developments also encouraged investors to refocus on underlying fundamentals and a longer-term investment perspective, which may have sparked the first-quarter equity rally led by stocks and sectors that were shunned at points in 2011, notably retail and higher-growth technology names. In addition, as investors’ risk tolerance increased during the period, corporate bonds, including high-yield bonds, were favored over the relative safety and lower yields offered by U.S. Treasuries.

After struggling in the early part of the six-month period, most equity markets rallied to post extraordinary total returns on the whole. In fact, most of the major U.S. equity indexes realized the strongest first-quarter performance in over 10 years during the first three months of 2012.

During the six-month period, the S&P 500 Index2 and the Russell 3000® Index3 posted returns of 25.89% and 26.55%, respectively, while the Barclays U.S. Aggregate Bond Index4, representing the universe of investment-grade U.S. bonds, posted a total return of 1.43%.

By comparison, the Barclays U.S. Treasury Index5 and Barclays 20+ Year U.S. Treasury Index6 returned (0.41)% and (5.02)%, respectively, while the Barclays U.S. Corporate High Yield Bond Index7 added 12.14% during the period.

The developed global economies regained some momentum during the period.

Most global economies modestly improved during the six-month period, but their paths were uneven, primarily due to persistently sluggish jobs growth and a flat housing market affecting the U.S. and the ongoing sovereign debt concerns impacting the eurozone.

1.	Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison to a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

2.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

3.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

4.	The Barclays U.S. Aggregate Bond Index is composed of the Barclays Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

Letter to Shareholders	Wells Fargo Advantage Index Asset Allocation Fund	3

The U.S. Bureau of Economic Analysis reported that U.S. gross domestic product (GDP) expanded to an annual growth rate of 1.8% in the third quarter of 2011, re-igniting hopes of a sustainable economic recovery. Those hopes were buoyed further by the final estimate of fourth-quarter of 2011 GDP, which showed that growth accelerated to a 3.0% annual rate. While few economists now believe that the U.S. economy is in danger of sliding back into recession, many continue to expect a tepid economic growth environment in 2012.

Within the eurozone, GDP grew at an annualized rate of 1.5% for 2011, which was modestly weaker from a year earlier when eurozone GDP was reported at an annualized rate of 2.0% in the fourth quarter of 2010. Considering the fiscal challenges that faced European countries throughout 2011—stemming, primarily, from the reemergence of the Greek debt crisis—most economists had expected weaker economic conditions in 2011. While several steps have been taken by the International Monetary Fund and the European Central Bank to address the ongoing fiscal challenges in Europe, economic conditions of many countries in the eurozone are likely to remain weak throughout 2012.

Central banks across the globe remain committed to accommodative policies.

With inflation in check, the U.S. Federal Reserve (Fed) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0% to 0.25%. Last summer, the Federal Open Market Committee (FOMC) issued a statement explaining that economic conditions were likely to warrant exceptionally low levels for the federal funds rate through at least mid-2013—a timetable that was later revised to late 2014 following the FOMC meeting on January 25, 2012.

The European Central Bank (ECB) also continued to maintain an accommodative monetary policy throughout the period, primarily in efforts to stave off the contagion risk stemming from the ongoing concerns about the potential of Greece defaulting on its sovereign bonds. Fortunately, Greece received another bailout and was able to restructure its outstanding debt in February 2012, which alleviated near-term contagion risks and the possibility of the euro collapsing. However, the agreement does not fully address longer-term structural issues that affect not only Greece, but several other countries across the eurozone. Recognizing the drag the persistent sovereign debt crisis has had on financial stability across the eurozone, the ECB-introduced additional liquidity into the European banking system through its long-term refinancing operations (LTRO). The LTRO program effectively encourages European banks to buy sovereign bonds of the eurozone governments, helping to push yields lower on bonds from financially fragile countries like Spain and Italy. This type of activity helps to reduce the near-term risk that those countries would experience funding issues. From a global credit market perspective, this additional liquidity further helps alleviate fears of contagion and causes risk premiums to decline—an ideal scenario for equities and high-yield bonds.

5.	The Barclays U.S. Treasury Index is an index of U.S. Treasury securities. You cannot invest directly in an index.

6.	The Barclays 20+ Year U. S. Treasury Index is an unmanaged index composed of securities in the U.S. Treasury Index with maturities of 20 years or greater. You cannot invest directly in an index.

7.	The Barclays U.S. Corporate High Yield Bond Index is an unmanaged, U.S. dollar denominated, nonconvertible, non-investment grade debt index. The index consists of domestic and corporate bonds rated Ba and below with a minimum outstanding amount of $150 million. You cannot invest directly in an index.

4	Wells Fargo Advantage Index Asset Allocation Fund	Letter to Shareholders

Recent events have not altered our message to shareholders.

The heightened volatility across the global financial markets during 2011 and lingering uncertainties about the outlook going forward have left many investors questioning their resolve—and their investments. Yet it is precisely at such times that the market may present opportunities—as well as challenges—for prudent investors. For many investors, simply building and maintaining a well-diversified8 investment plan focused on clear financial objectives is the best long-term strategy.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

8.	Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

Letter to Shareholders	Wells Fargo Advantage Index Asset Allocation Fund	5

Notice to Shareholders

The Board of Trustees for Wells Fargo Advantage Funds has unanimously approved the following modifications to certain net asset value (NAV) waiver privileges and commission schedules:

■	Effective May 1, 2012, automatic investment plan (AIP) purchases and proceeds received from systematic withdrawals will no longer qualify for NAV repurchase privileges.

■

Effective May 1, 2012, discretionary rights to waive the upfront commission for Class C and “jumbo” Class A share purchases will no longer be granted to broker/dealers. However, we will continue to waive the Class C shares contingent deferred sales charge for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

■

Effective July 31, 2012, NAV purchase privileges for former Evergreen Class IS and Class R shareholders are being modified to remove the ability to purchase Class A shares at NAV unless those shares are held directly with the Fund on or after July 31, 2012.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

6	Wells Fargo Advantage Index Asset Allocation Fund	Performance Highlights (Unaudited)

INVESTMENT OBJECTIVE

The Fund seeks long-term total return, consisting of capital appreciation and current income.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Petros Bocray, CFA, FRM

Jeffrey P. Mellas, CAIA

FUND INCEPTION

November 13, 1986

TEN LARGEST HOLDINGS[1] (AS OF MARCH 31, 2012)
Apple Incorporated	2.69%
U.S. Treasury Bond, 4.38%, 05/15/2041	2.65%
U.S. Treasury Bond, 4.38%, 05/15/2040	2.55%
U.S. Treasury Bond, 3.75%, 08/15/2041	2.49%
U.S. Treasury Bond, 4.25%, 11/15/2040	2.47%
U.S. Treasury Bond, 4.38%, 11/15/2039	2.47%
U.S. Treasury Bond, 4.63%, 02/15/2040	2.43%
U.S. Treasury Bond, 4.75%, 02/15/2041	2.41%
U.S. Treasury Bond, 3.13%, 11/15/2041	2.28%
U.S. Treasury Bond, 3.88%, 08/15/2040	2.05%

SECTOR DISTRIBUTION[2] (AS OF MARCH 31, 2012)

NEUTRAL ALLOCATION[3] (AS OF MARCH 31, 2012)
Stocks	60%
Bonds	40%

CURRENT TARGET ALLOCATION[3] (AS OF MARCH 31, 2012)
Stocks	85%
Bonds	15%

1.	The ten largest holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

2.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

3.	Portfolio allocations are subject to change. Cash and cash equivalents are not reflected in the calculations of portfolio allocations. Neutral allocation is the target allocation of the Fund as stated in the Fund’s prospectus. Current target allocation is the current allocation of the Fund based on our Tactical Asset Allocation Model as of the date specified and is subject to change.

Performance Highlights (Unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	7

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF MARCH 31, 2012)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (SFAAX)	11/13/1986	11.62	4.54	1.55	4.04	18.46	10.91	2.76	4.66	1.19%	1.15%
Class B (SASBX)**	01/01/1995	12.91	5.02	1.61	4.12	17.91	10.02	1.99	4.12	1.94%	1.90%
Class C (WFALX)	04/01/1998	17.03	9.06	2.00	3.88	18.03	10.06	2.00	3.88	1.94%	1.90%
Administrator Class (WFAIX)	11/08/1999					18.59	11.19	3.03	4.92	1.03%	0.90%
Index Asset Allocation Composite Index[6]						12.96	16.94	5.95	6.65
S&P 500 Index[7]						25.89	8.54	2.01	4.12
Barclays 20+ Year Treasury Index[8]						(5.02)	26.84	9.46	8.69

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – wellsfargoadvantagefunds.com

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through January 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown above. Without this cap, the Fund’s returns would have been lower.

6.	Source: Wells Fargo Funds Management, LLC. The Index Asset Allocation Composite Index is weighted 60% in the S&P 500 Index and 40% in the Barclays 20+ Year Treasury Index (a subset of the Barclays U.S. Treasury Index, which contains public obligations of the U.S. Treasury with a remaining maturity of one year or more). You cannot invest directly in an index.

7.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

8.	The Barclays 20+ Year Treasury Index is an unmanaged index composed of securities in the U.S. Treasury Index with maturities of 20 years or greater. You cannot invest directly in an index.

8	Wells Fargo Advantage Index Asset Allocation Fund	Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2011 to March 31, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10-01-2011	Ending Account Value 03-31-2012	Expenses Paid During the Period¹	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,184.58	$6.28	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.81	1.15%
Class B
Actual	$1,000.00	$1,179.12	$10.35	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.50	$9.57	1.90%
Class C
Actual	$1,000.00	$1,180.34	$10.36	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.50	$9.57	1.90%
Administrator Class
Actual	$1,000.00	$1,185.88	$4.92	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.55	0.90%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of Investments—March 31, 2012 (Unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	9

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities: 0.03%
FHLMC	10.50%	01/01/2016	$459	$514
FNMA Grantor Trust Series 2002-T1 Class A4	9.50	11/25/2031	149,142	180,805

Total Agency Securities (Cost $161,102)				181,319

			Shares
Common Stocks: 61.36%

Consumer Discretionary: 6.78%

Auto Components: 0.17%
BorgWarner Incorporated «†			3,636	306,660
Johnson Controls Incorporated			22,682	736,711
The Goodyear Tire & Rubber Company †			8,148	91,421

				1,134,792

Automobiles: 0.28%
Ford Motor Company «			126,640	1,581,734
Harley-Davidson Incorporated			7,615	373,744

				1,955,478

Distributors: 0.05%
Genuine Parts Company			5,190	325,673

Diversified Consumer Services: 0.05%
Apollo Group Incorporated Class A †			3,747	144,784
DeVry Incorporated			1,990	67,401
H&R Block Incorporated «			9,759	160,731

				372,916

Hotels, Restaurants & Leisure: 1.21%
Carnival Corporation			15,091	484,119
Chipotle Mexican Grill Incorporated «†			1,041	435,138
Darden Restaurants Incorporated			4,279	218,914
International Game Technology			9,912	166,422
Marriott International Incorporated Class A			8,899	336,827
McDonald’s Corporation			33,938	3,329,318
Starbucks Corporation			25,103	1,403,007
Starwood Hotels & Resorts Worldwide Incorporated			6,534	368,583
Wyndham Worldwide Corporation			4,862	226,132
Wynn Resorts Limited			2,646	330,432
Yum! Brands Incorporated			15,340	1,091,901

				8,390,793

Household Durables: 0.20%
D.R. Horton Incorporated			9,290	140,929
Harman International Industries Incorporated			2,338	109,442
Leggett & Platt Incorporated «			4,665	107,342
Lennar Corporation «			5,407	146,962
Newell Rubbermaid Incorporated			9,609	171,136

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of Investments—March 31, 2012 (Unaudited)

Security Name	Shares	Value

Household Durables (continued)
Pulte Homes Incorporated †	11,218	$99,279
Stanley Black & Decker Incorporated	5,649	434,747
Whirlpool Corporation «	2,552	196,147

		1,405,984

Internet & Catalog Retail: 0.59%
Amazon.com Incorporated †	12,130	2,456,446
Expedia Incorporated «	3,161	105,704
Netflix Incorporated «†	1,846	212,364
priceline.com Incorporated †	1,659	1,190,333
TripAdvisor Incorporated †	3,157	112,610

		4,077,457

Leisure Equipment & Products: 0.08%
Hasbro Incorporated	3,857	141,629
Mattel Incorporated	11,295	380,190

		521,819

Media: 1.95%
Cablevision Systems Corporation New York Group Class A	7,220	105,990
CBS Corporation Class B	21,627	733,372
Comcast Corporation Class A	89,846	2,696,278
DIRECTV Group Incorporated †	22,533	1,111,778
Discovery Communications Incorporated Class C «†	8,613	435,818
Gannett Company Incorporated	7,894	121,015
Interpublic Group of Companies Incorporated	14,864	169,598
McGraw-Hill Companies Incorporated	9,262	448,929
News Corporation Class A	71,718	1,412,127
Omnicom Group Incorporated	9,089	460,358
Scripps Networks Interactive Incorporated	3,180	154,834
Time Warner Cable Incorporated	10,466	852,979
Time Warner Incorporated	32,308	1,219,627
Viacom Incorporated Class B	17,997	854,138
Walt Disney Company	59,721	2,614,585
Washington Post Company Class B «	159	59,398

		13,450,824

Multiline Retail: 0.51%
Big Lots Incorporated †	2,185	93,999
Dollar Tree Incorporated †	3,965	374,653
Family Dollar Stores Incorporated	3,923	248,247
JCPenney Company Incorporated «	4,819	170,737
Kohl’s Corporation	8,444	422,453
Macy’s Incorporated	13,801	548,314
Nordstrom Incorporated	5,326	296,765
Sears Holdings Corporation «†	1,275	84,469
Target Corporation	22,377	1,303,908

		3,543,545

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—March 31, 2012 (Unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	11

Security Name	Shares	Value

Specialty Retail: 1.27%
Abercrombie & Fitch Company Class A	2,853	$141,537
AutoNation Incorporated «†	1,494	51,259
AutoZone Incorporated †	908	337,594
Bed Bath & Beyond Incorporated †	7,888	518,794
Best Buy Company Incorporated «	9,454	223,871
CarMax Incorporated †	7,549	261,573
GameStop Corporation Class A «	4,545	99,263
Gap Incorporated	11,063	289,187
Home Depot Incorporated	51,364	2,584,123
Limited Brands Incorporated	8,195	393,360
Lowe’s Companies Incorporated	41,349	1,297,532
O’Reilly Automotive Incorporated †	4,242	387,507
Ross Stores Incorporated	7,618	442,606
Staples Incorporated	23,127	374,195
Tiffany & Company	4,230	292,420
TJX Companies Incorporated	25,132	997,992
Urban Outfitters Incorporated «†	3,699	107,678

		8,800,491

Textiles, Apparel & Luxury Goods: 0.42%
Coach Incorporated	9,588	740,961
Nike Incorporated Class B	12,232	1,326,438
Ralph Lauren Corporation	2,153	375,332
VF Corporation	2,911	424,948

		2,867,679

Consumer Staples: 6.60%

Beverages: 1.53%
Beam Incorporated	5,221	305,794
Brown-Forman Corporation Class B	3,309	275,938
Coca-Cola Enterprises Incorporated	10,006	286,172
Constellation Brands Incorporated Class A †	5,721	134,958
Dr Pepper Snapple Group Incorporated «	7,066	284,124
Molson Coors Brewing Company	5,233	236,793
PepsiCo Incorporated	52,334	3,472,361
The Coca-Cola Company	75,409	5,581,020

		10,577,160

Food & Staples Retailing: 1.37%
Costco Wholesale Corporation	14,491	1,315,783
CVS Caremark Corporation	43,395	1,944,096
Kroger Company	19,151	464,029
Safeway Incorporated «	8,929	180,455
SUPERVALU Incorporated «	7,072	40,381
Sysco Corporation	19,477	581,583
Wal-Mart Stores Incorporated	58,196	3,561,595
Walgreen Company	29,104	974,693
Whole Foods Market Incorporated	5,408	449,946

		9,512,561

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of Investments—March 31, 2012 (Unaudited)

Security Name	Shares	Value

Food Products: 1.10%
Archer Daniels Midland Company	22,045	$697,945
Campbell Soup Company «	5,947	201,306
ConAgra Foods Incorporated	13,747	360,996
Dean Foods Company †	6,138	74,331
General Mills Incorporated	21,479	847,347
H.J. Heinz Company «	10,658	570,736
Hormel Foods Corporation «	4,574	135,024
JM Smucker Company	3,777	307,297
Kellogg Company	8,211	440,356
Kraft Foods Incorporated Class A	58,917	2,239,435
McCormick & Company Incorporated	4,433	241,288
Mead Johnson & Company	6,785	559,627
Sara Lee Corporation	19,711	424,378
The Hershey Company	5,109	313,335
Tyson Foods Incorporated Class A	9,712	185,985

		7,599,386

Household Products: 1.30%
Clorox Company	4,324	297,275
Colgate-Palmolive Company	15,979	1,562,427
Kimberly-Clark Corporation	13,117	969,215
Procter & Gamble Company	91,776	6,168,265

		8,997,182

Personal Products: 0.11%
Avon Products Incorporated	14,359	277,990
Estee Lauder Companies Incorporated Class A	7,492	464,054

		742,044

Tobacco: 1.19%
Altria Group Incorporated	68,161	2,104,130
Lorillard Incorporated	4,398	569,453
Philip Morris International	57,372	5,083,733
Reynolds American Incorporated	11,134	461,393

		8,218,709

Energy: 6.90%

Energy Equipment & Services: 1.11%
Baker Hughes Incorporated	14,579	611,443
Cameron International Corporation †	8,202	433,312
Diamond Offshore Drilling Incorporated «	2,316	154,593
FMC Technologies Incorporated «†	7,966	401,646
Halliburton Company	30,753	1,020,692
Helmerich & Payne Incorporated «	3,578	193,033
Nabors Industries Limited †	9,618	168,219
National Oilwell Varco Incorporated	14,135	1,123,308
Noble Corporation «	8,402	314,823
Rowan Companies Incorporated «†	4,117	135,573
Schlumberger Limited	44,441	3,107,759

		7,664,401

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—March 31, 2012 (Unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	13

Security Name	Shares	Value

Oil, Gas & Consumable Fuels: 5.79%
Alpha Natural Resources Incorporated †	7,330	$111,489
Anadarko Petroleum Corporation	16,607	1,300,992
Apache Corporation	12,805	1,286,134
Cabot Oil & Gas Corporation	6,991	217,909
Chesapeake Energy Corporation «	22,074	511,455
Chevron Corporation	65,872	7,064,113
ConocoPhillips Company	42,639	3,240,990
CONSOL Energy Incorporated	7,566	258,001
Denbury Resources Incorporated †	13,004	237,063
Devon Energy Corporation	13,464	957,560
El Paso Corporation	25,751	760,942
EOG Resources Incorporated	8,965	996,012
EQT Corporation	4,980	240,086
Exxon Mobil Corporation	157,044	13,620,426
Hess Corporation	10,081	594,275
Marathon Oil Corporation	23,454	743,492
Marathon Petroleum Corporation	11,582	502,196
Murphy Oil Corporation	6,459	363,448
Newfield Exploration Company †	4,414	153,078
Noble Energy Incorporated	5,895	576,413
Occidental Petroleum Corporation	27,024	2,573,496
Peabody Energy Corporation	9,071	262,696
Pioneer Natural Resources Company	4,107	458,300
QEP Resources Incorporated	5,914	180,377
Range Resources Corporation	5,259	305,758
Southwestern Energy Company †	11,630	355,878
Spectra Energy Corporation	21,696	684,509
Sunoco Incorporated	3,559	135,776
Tesoro Petroleum Corporation †	4,631	124,296
The Williams Companies Incorporated	19,731	607,912
Valero Energy Corporation	18,494	476,590
WPX Energy Incorporated †	6,618	119,190

		40,020,852

Financials: 9.72%

Capital Markets: 1.24%
Ameriprise Financial Incorporated	7,393	422,362
Bank of New York Mellon Corporation	40,143	968,651
BlackRock Incorporated	3,344	685,186
Charles Schwab Corporation	36,006	517,406
E*TRADE Financial Corporation †	8,460	92,637
Federated Investors Incorporated Class B «	3,076	68,933
Franklin Resources Incorporated	4,748	588,894
Goldman Sachs Group Incorporated	16,490	2,050,861
Invesco Limited	14,865	396,450
Legg Mason Incorporated	4,143	115,714
Morgan Stanley	50,764	997,005
Northern Trust Corporation	8,033	381,166
State Street Corporation	16,255	739,603
T. Rowe Price Group Incorporated	8,446	551,524

		8,576,392

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of Investments—March 31, 2012 (Unaudited)

Security Name	Shares	Value

Commercial Banks: 1.78%
Branch Banking & Trust Corporation	23,231	$729,221
Comerica Incorporated	6,584	213,058
Fifth Third Bancorp	30,650	430,633
First Horizon National Corporation	8,543	88,676
Huntington Bancshares Incorporated	28,800	185,760
KeyCorp	31,754	269,909
M&T Bank Corporation «	4,211	365,852
PNC Financial Services Group Incorporated	17,579	1,133,670
Regions Financial Corporation	46,917	309,183
SunTrust Banks Incorporated	17,737	428,703
US Bancorp	63,671	2,017,097
Wells Fargo & Company (l)	175,704	5,998,535
Zions Bancorporation	6,135	131,657

		12,301,954

Consumer Finance: 1.11%
American Express Company	33,814	1,956,478
Capital One Financial Corporation	18,440	1,027,846
Discover Financial Services	17,659	588,751
MasterCard Incorporated	3,540	1,488,712
SLM Corporation	16,970	267,447
Visa Incorporated Class A	16,574	1,955,732
Western Union Company	20,669	363,774

		7,648,740

Diversified Financial Services: 2.80%
Bank of America Corporation	357,602	3,422,251
Berkshire Hathaway Incorporated Class B †	58,582	4,753,929
Citigroup Incorporated	97,582	3,566,622
CME Group Incorporated	2,213	640,287
InterContinental Exchange Incorporated †	2,418	332,282
JPMorgan Chase & Company	127,194	5,848,380
Leucadia National Corporation «	6,601	172,286
Moody’s Corporation «	6,535	275,124
NASDAQ Stock Market Incorporated †	4,159	107,718
NYSE Euronext Incorporated	8,606	258,266

		19,377,145

Insurance: 1.49%
ACE Limited	11,233	822,256
AFLAC Incorporated	15,563	715,742
Allstate Corporation	16,603	546,571
American International Group Incorporated †	17,926	552,659
AON Corporation †	10,834	531,516
Assurant Incorporated	2,915	118,058
Chubb Corporation	9,033	624,271
Cincinnati Financial Corporation «	5,407	186,596
Genworth Financial Incorporated †	16,372	136,215
Hartford Financial Services Group Incorporated	14,668	309,201

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—March 31, 2012 (Unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	15

Security Name	Shares	Value

Insurance (continued)
Lincoln National Corporation	9,707	$255,877
Loews Corporation	10,180	405,877
Marsh & McLennan Companies Incorporated	18,106	593,696
MetLife Incorporated	35,329	1,319,538
Principal Financial Group Incorporated	10,044	296,398
Prudential Financial Incorporated	15,660	992,687
The Progressive Corporation «	20,375	472,293
The Travelers Companies Incorporated	13,097	775,342
Torchmark Corporation	3,338	166,399
UnumProvident Corporation	9,683	237,040
XL Group plc	10,517	228,114

		10,286,346

Real Estate Management & Development: 0.03%
CBRE Group Incorporated †	10,927	218,103

REITs: 1.23%
American Tower Corporation	13,118	826,696
Apartment Investment & Management Company Class A	4,036	106,591
AvalonBay Communities Incorporated «	3,172	448,362
Boston Properties Incorporated	4,940	518,651
Equity Residential Corporation	10,003	626,388
HCP Incorporated «	13,645	538,432
Health Care REIT Incorporated	7,006	385,050
Host Hotels & Resorts Incorporated «	23,575	387,102
Kimco Realty Corporation «	13,560	261,166
Plum Creek Timber Company «	5,378	223,510
Prologis Incorporated	15,292	550,818
Public Storage Incorporated	4,737	654,511
Simon Property Group Incorporated	10,205	1,486,664
Ventas Incorporated	9,626	549,645
Vornado Realty Trust	6,166	519,177
Weyerhaeuser Company	17,876	391,842

		8,474,605

Thrifts & Mortgage Finance: 0.04%
Hudson City Bancorp Incorporated	17,578	128,495
People’s United Financial Incorporated	11,967	158,443

		286,938

Health Care: 6.94%

Biotechnology: 0.75%
Amgen Incorporated	26,370	1,792,896
Biogen Idec Incorporated †	7,954	1,001,965
Celgene Corporation †	14,621	1,133,420
Gilead Sciences Incorporated †	25,233	1,232,632

		5,160,913

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of Investments—March 31, 2012 (Unaudited)

Security Name	Shares	Value

Health Care Equipment & Supplies: 1.09%
Baxter International Incorporated	18,670	$1,116,093
Becton Dickinson & Company «	7,000	543,550
Boston Scientific Corporation †	48,358	289,181
C.R. Bard Incorporated	2,800	276,416
CareFusion Corporation †	7,488	194,164
Covidien plc	16,104	880,567
DENTSPLY International Incorporated «	4,732	189,895
Edwards Lifesciences Corporation †	3,831	278,629
Intuitive Surgical Incorporated †	1,309	709,151
Medtronic Incorporated	34,672	1,358,796
St. Jude Medical Incorporated	10,677	473,098
Stryker Corporation	10,791	598,685
Varian Medical Systems Incorporated «†	3,764	259,565
Zimmer Holdings Incorporated	5,935	381,502

		7,549,292

Health Care Providers & Services: 1.30%
Aetna Incorporated	11,675	585,618
AmerisourceBergen Corporation	8,590	340,851
Cardinal Health Incorporated	11,518	496,541
CIGNA Corporation	9,546	470,141
Coventry Health Care Incorporated	4,704	167,321
DaVita Incorporated †	3,122	281,511
Express Scripts Incorporated †	16,152	875,115
Humana Incorporated	5,466	505,496
Laboratory Corporation of America Holdings «†	3,238	296,407
McKesson Corporation	8,200	719,714
Medco Health Solutions Incorporated †	12,932	909,120
Patterson Companies Incorporated	2,917	97,428
Quest Diagnostics Incorporated	5,275	322,566
Tenet Healthcare Corporation †	13,660	72,535
UnitedHealth Group Incorporated	34,818	2,052,173
WellPoint Incorporated	11,153	823,091

		9,015,628

Health Care Technology: 0.05%
Cerner Corporation †	4,862	370,290

Life Sciences Tools & Services: 0.20%
Life Technologies Corporation †	5,939	289,942
PerkinElmer Incorporated	3,780	104,555
Thermo Fisher Scientific Incorporated	12,190	687,272
Waters Corporation †	2,967	274,922

		1,356,691

Pharmaceuticals: 3.55%
Abbott Laboratories	52,390	3,210,983
Allergan Incorporated	10,143	967,946
Bristol-Myers Squibb Company	56,247	1,898,336

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—March 31, 2012 (Unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	17

Security Name	Shares	Value

Pharmaceuticals (continued)
Eli Lilly & Company	34,024	$1,370,146
Forest Laboratories Incorporated †	8,847	306,902
Hospira Incorporated †	5,489	205,234
Johnson & Johnson	91,465	6,033,031
Merck & Company Incorporated	101,426	3,894,758
Mylan Laboratories Incorporated †	14,225	333,576
Perrigo Company «	3,108	321,087
Pfizer Incorporated	251,182	5,691,784
Watson Pharmaceuticals Incorporated †	4,237	284,133

		24,517,916

Industrials: 6.41%

Aerospace & Defense: 1.53%
Boeing Company	24,847	1,847,871
General Dynamics Corporation	11,889	872,415
Goodrich Corporation	4,191	525,719
Honeywell International Incorporated	25,834	1,577,166
L-3 Communications Holdings Incorporated	3,297	233,329
Lockheed Martin Corporation	8,882	798,137
Northrop Grumman Corporation	8,417	514,110
Precision Castparts Corporation	4,836	836,144
Raytheon Company	11,324	597,681
Rockwell Collins Incorporated «	4,952	285,037
United Technologies Corporation	30,326	2,515,238

		10,602,847

Air Freight & Logistics: 0.61%
C.H. Robinson Worldwide Incorporated	5,442	356,397
Expeditors International of Washington Incorporated	7,066	328,640
FedEx Corporation	10,478	963,557
United Parcel Service Incorporated Class B	31,944	2,578,520

		4,227,114

Airlines: 0.03%
Southwest Airlines Company	25,753	212,205

Building Products: 0.02%
Masco Corporation	11,904	159,156

Commercial Services & Supplies: 0.31%
Avery Dennison Corporation	3,545	106,811
Cintas Corporation «	3,674	143,727
Dun & Bradstreet Corporation	1,590	134,721
Equifax Incorporated	3,993	176,730
Iron Mountain Incorporated	5,700	164,160
Pitney Bowes Incorporated «	6,656	117,012
Republic Services Incorporated	10,481	320,299
Robert Half International Incorporated	4,736	143,501
RR Donnelley & Sons Company «	5,947	73,683

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of Investments—March 31, 2012 (Unaudited)

Security Name	Shares	Value

Commercial Services & Supplies (continued)
Stericycle Incorporated «†	2,824	$236,199
Waste Management Incorporated «	15,372	537,405

		2,154,248

Construction & Engineering: 0.10%
Fluor Corporation	5,631	338,085
Jacobs Engineering Group Incorporated †	4,281	189,948
Quanta Services Incorporated †	7,041	147,157

		675,190

Electrical Equipment: 0.33%
Cooper Industries plc	5,281	337,720
Emerson Electric Company	24,471	1,276,897
Rockwell Automation Incorporated	4,744	378,097
Roper Industries Incorporated «	3,228	320,088

		2,312,802

Industrial Conglomerates: 1.49%
3M Company	23,142	2,064,498
General Electric Company	352,565	7,075,980
Textron Incorporated «	9,317	259,292
Tyco International Limited	15,359	862,869

		10,262,639

Machinery: 1.37%
Caterpillar Incorporated	21,575	2,298,169
Cummins Incorporated	6,395	767,656
Danaher Corporation	19,062	1,067,472
Deere & Company	13,388	1,083,089
Dover Corporation	6,119	385,130
Eaton Corporation	11,152	555,704
Flowserve Corporation	1,815	209,651
Illinois Tool Works Incorporated	16,119	920,717
Ingersoll-Rand plc «	9,908	409,696
Joy Global Incorporated	3,526	259,161
Paccar Incorporated	11,891	556,856
Pall Corporation	3,845	229,277
Parker Hannifin Corporation	5,028	425,117
Snap-On Incorporated	1,945	118,587
Xylem Incorporated «	6,154	170,774

		9,457,056

Road & Rail: 0.48%
CSX Corporation	35,061	754,513
Norfolk Southern Corporation	11,000	724,130
Ryder System Incorporated	1,704	89,971
Union Pacific Corporation	15,995	1,719,143

		3,287,757

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—March 31, 2012 (Unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	19

Security Name	Shares	Value

Trading Companies & Distributors: 0.14%
Fastenal Company «	9,838	$532,236
W.W. Grainger Incorporated	2,032	436,494

		968,730

Information Technology: 12.12%

Communications Equipment: 1.38%
Cisco Systems Incorporated	179,458	3,795,537
F5 Networks Incorporated †	2,638	356,024
Harris Corporation «	3,794	171,034
JDS Uniphase Corporation †	7,658	110,964
Juniper Networks Incorporated †	17,538	401,269
Motorola Mobility Holdings Incorporated †	8,782	344,606
Motorola Solutions Incorporated	9,803	498,286
QUALCOMM Incorporated	56,357	3,833,403

		9,511,123

Computers & Peripherals: 3.53%
Apple Incorporated †	31,066	18,623,135
Dell Incorporated †	50,880	844,608
EMC Corporation †	68,408	2,044,031
Hewlett-Packard Company	65,850	1,569,206
Lexmark International Incorporated	2,360	78,446
NetApp Incorporated †	12,094	541,448
SanDisk Corporation †	8,076	400,489
Western Digital Corporation †	7,794	322,594

		24,423,957

Electronic Equipment, Instruments & Components: 0.36%
Agilent Technologies Incorporated	11,582	515,515
Amphenol Corporation Class A	5,442	325,268
Corning Incorporated	50,708	713,969
FLIR Systems Incorporated	5,132	129,891
Jabil Circuit Incorporated	6,143	154,312
Molex Incorporated «	4,575	128,649
TE Connectivity Limited	14,200	521,850

		2,489,454

Internet Software & Services: 1.14%
Akamai Technologies Incorporated †	5,924	217,411
eBay Incorporated †	38,162	1,407,796
Google Incorporated Class A †	8,450	5,418,478
VeriSign Incorporated «	5,315	203,777
Yahoo! Incorporated †	40,441	615,512

		7,862,974

IT Services: 1.85%
Accenture plc	21,564	1,390,878
Automatic Data Processing Incorporated	16,345	902,081

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of Investments—March 31, 2012 (Unaudited)

Security Name	Shares	Value

IT Services (continued)
Cognizant Technology Solutions Corporation Class A †	10,108	$777,811
Computer Sciences Corporation	5,167	154,700
Fidelity National Information Services Incorporated	7,814	258,800
Fiserv Incorporated †	4,617	320,374
International Business Machines Corporation	38,606	8,055,142
Paychex Incorporated	10,747	333,050
SAIC Incorporated «	9,208	121,546
Teradata Corporation †	5,577	380,073
Total System Services Incorporated	5,349	123,401

		12,817,856

Office Electronics: 0.05%
Xerox Corporation	44,378	358,574

Semiconductors & Semiconductor Equipment: 1.48%
Advanced Micro Devices Incorporated «†	19,549	156,783
Altera Corporation	10,741	427,707
Analog Devices Incorporated	9,923	400,889
Applied Materials Incorporated	43,019	535,156
Broadcom Corporation Class A	16,343	642,280
First Solar Incorporated «†	1,959	49,073
Intel Corporation	166,465	4,679,331
KLA-Tencor Corporation	5,555	302,303
Linear Technology Corporation	7,629	257,097
LSI Corporation †	18,884	163,913
Microchip Technology Incorporated «	6,399	238,043
Micron Technology Incorporated †	32,913	266,595
Novellus Systems Incorporated †	2,353	117,438
NVIDIA Corporation †	20,346	313,125
Teradyne Incorporated †	6,212	104,921
Texas Instruments Incorporated	38,150	1,282,222
Xilinx Incorporated	8,724	317,815

		10,254,691

Software: 2.33%
Adobe Systems Incorporated †	16,453	564,502
Autodesk Incorporated †	7,526	318,500
BMC Software Incorporated †	5,472	219,756
CA Incorporated	12,136	334,468
Citrix Systems Incorporated †	6,183	487,901
Electronic Arts Incorporated †	11,041	181,956
Intuit Incorporated	9,826	590,837
Microsoft Corporation	248,825	8,024,606
Oracle Corporation	130,619	3,808,850
Red Hat Incorporated †	6,435	385,392
Salesforce.com Incorporated «†	4,531	700,085
Symantec Corporation †	24,304	454,485

		16,071,338

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—March 31, 2012 (Unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	21

Security Name	Shares	Value

Materials: 2.12%

Chemicals: 1.40%
Air Products & Chemicals Incorporated	7,017	$644,161
Airgas Incorporated	2,289	203,652
CF Industries Holdings Incorporated	2,181	398,360
Dow Chemical Company	39,496	1,368,141
E.I. du Pont de Nemours & Company	31,062	1,643,180
Eastman Chemical Company	4,563	235,861
Ecolab Incorporated	9,705	598,993
FMC Corporation	2,326	246,230
International Flavors & Fragrances Incorporated	2,696	157,986
Monsanto Company	17,839	1,422,839
Mosaic Company	9,922	548,587
PPG Industries Incorporated	5,064	485,131
Praxair Incorporated	9,942	1,139,751
Sherwin-Williams Company	2,880	312,970
Sigma-Aldrich Corporation «	4,022	293,847

		9,699,689

Construction Materials: 0.03%
Vulcan Materials Company	4,306	183,995

Containers & Packaging: 0.08%
Ball Corporation	5,201	223,019
Bemis Company Incorporated	3,434	110,884
Owens-Illinois Incorporated †	5,478	127,857
Sealed Air Corporation	6,399	123,565

		585,325

Metals & Mining: 0.51%
Alcoa Incorporated «	35,522	355,930
Allegheny Technologies Incorporated	3,555	146,359
Cliffs Natural Resources Incorporated	4,731	327,669
Freeport-McMoRan Copper & Gold Incorporated Class B	31,583	1,201,417
Newmont Mining Corporation	16,495	845,699
Nucor Corporation	10,558	453,466
Titanium Metals Corporation	2,743	37,195
United States Steel Corporation «	4,798	140,917

		3,508,652

Paper & Forest Products: 0.10%
International Paper Company «	14,563	511,161
MeadWestvaco Corporation	5,696	179,937

		691,098

Telecommunication Services: 1.70%

Diversified Telecommunication Services: 1.58%
AT&T Incorporated	197,545	6,169,330
CenturyTel Incorporated	20,646	797,968

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of Investments—March 31, 2012 (Unaudited)

Security Name	Shares	Value

Diversified Telecommunication Services (continued)
Frontier Communications Corporation «	33,154	$138,252
Verizon Communications Incorporated	94,479	3,611,932
Windstream Corporation «	19,541	228,825

		10,946,307

Wireless Telecommunication Services: 0.12%
Crown Castle International Corporation †	8,341	444,909
MetroPCS Communications Incorporated †	9,783	88,243
Sprint Nextel Corporation †	99,873	284,638

		817,790

Utilities: 2.07%

Electric Utilities: 1.23%
American Electric Power Company Incorporated	16,107	621,408
Consolidated Edison Incorporated «	9,758	570,062
Duke Energy Corporation «	44,509	935,134
Edison International	10,855	461,446
Entergy Corporation	5,884	395,405
Exelon Corporation	28,358	1,111,917
FirstEnergy Corporation	13,934	635,251
Nextera Energy Incorporated	13,868	847,057
Northeast Utilities	5,904	219,156
Pepco Holdings Incorporated «	7,583	143,243
Pinnacle West Capital Corporation	3,640	174,356
PPL Corporation	19,300	545,418
Progress Energy Incorporated	9,836	522,390
The Southern Company	28,874	1,297,309

		8,479,552

Gas Utilities: 0.06%
AGL Resources Incorporated	3,902	153,036
ONEOK Incorporated	3,461	282,625

		435,661

Independent Power Producers & Energy Traders: 0.06%
AES Corporation †	21,436	280,169
NRG Energy Incorporated †	7,586	118,873

		399,042

Multi-Utilities: 0.72%
Ameren Corporation	8,084	263,377
CenterPoint Energy Incorporated	14,196	279,945
CMS Energy Corporation «	8,572	188,584
Dominion Resources Incorporated	18,996	972,785
DTE Energy Company	5,644	310,589
Integrys Energy Group Incorporated «	2,608	138,198
NiSource Incorporated «	9,402	228,939
PG&E Corporation	13,730	596,019

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—March 31, 2012 (Unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	23

Security Name			Shares	Value

Multi-Utilities (continued)
Public Service Enterprise Group Incorporated			16,861	$516,115
SCANA Corporation «			3,863	176,191
Sempra Energy			8,016	480,639
TECO Energy Incorporated			7,190	126,185
Wisconsin Energy Corporation			7,678	270,112
Xcel Energy Incorporated			16,221	429,360

				4,977,038

Total Common Stocks (Cost $334,002,414)				424,154,559

	Interest Rate	Maturity Date	Principal
Non-Agency Mortgage Backed Securities: 0.00%
Citigroup Mortgage Loan Trust Incorporated Series 2004-HYB4 Class AA ±	0.57%	12/25/2034	$27,150	23,667
Terwin Mortgage Trust Series 2004-21HE Class 1A1 ±	1.20	12/25/2034	10,277	8,849

Total Non-Agency Mortgage Backed Securities (Cost $37,427)				32,516

U.S. Treasury Securities: 32.82%
U.S. Treasury Bond	3.13	11/15/2041	16,507,000	15,771,927
U.S. Treasury Bond	3.13	02/15/2042	6,258,000	5,975,414
U.S. Treasury Bond	3.50	02/15/2039	9,195,000	9,519,694
U.S. Treasury Bond	3.75	08/15/2041	15,975,000	17,208,078
U.S. Treasury Bond	3.88	08/15/2040	12,868,000	14,182,955
U.S. Treasury Bond	4.25	05/15/2039	10,503,000	12,334,461
U.S. Treasury Bond	4.25	11/15/2040	14,576,000	17,104,032
U.S. Treasury Bond	4.38	02/15/2038	5,198,000	6,219,729
U.S. Treasury Bond	4.38	11/15/2039	14,262,000	17,078,745
U.S. Treasury Bond	4.38	05/15/2040	14,734,000	17,646,264
U.S. Treasury Bond	4.38	05/15/2041	15,277,000	18,298,974
U.S. Treasury Bond	4.50	02/15/2036	7,751,000	9,434,424
U.S. Treasury Bond	4.50	05/15/2038	6,588,000	8,037,360
U.S. Treasury Bond	4.50	08/15/2039	9,999,000	12,208,159
U.S. Treasury Bond	4.63	02/15/2040	13,479,000	16,777,150
U.S. Treasury Bond	4.75	02/15/2037	4,118,000	5,196,401
U.S. Treasury Bond	4.75	02/15/2041	13,138,000	16,685,260
U.S. Treasury Bond	5.00	05/15/2037	5,500,000	7,187,813

Total U.S. Treasury Securities (Cost $200,528,247)				226,866,840

Other: 0.47%
Gryphon Funding Limited, Pass-Through Entity (v)(a)(i)			2,336,924	654,339
VFNC Corporation, Pass-Through Entity, 0.24% ±(v)(a)(i)144A			6,102,798	2,563,163

Total Other (Cost $1,211,001)				3,217,502

	Yield		Shares
Short-Term Investments: 7.93%

Investment Companies: 5.60%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10		21,113,012	21,113,012
Wells Fargo Securities Lending Cash Investments, LLC (l)(v)(u)(r)	0.18		17,605,213	17,605,213

				38,718,225

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of Investments—March 31, 2012 (Unaudited)

Security Name	Yield	Maturity Date	Principal	Value

U.S. Treasury Securities: 2.33%
U.S. Treasury Bill (z)#	0.01%	04/05/2012	$425,000	$424,999
U.S. Treasury Bill (z)#	0.06	05/03/2012	6,530,000	6,529,778
U.S. Treasury Bill (z)#	0.09	08/02/2012	9,185,000	9,182,042

				16,136,819

Total Short-Term Investments (Cost $54,855,536)				54,855,044

Total Investments in Securities
(Cost $590,795,727) *	102.61%	709,307,780
Other Assets and Liabilities, Net	(2.61)	(18,021,037)

Total Net Assets	100.00%	$691,286,743

«	All or a portion of this security is on loan.

†	Non-income earning security

(l)	Investment in an affiliate

±	Variable rate investment

(v)	Security represents investment of cash collateral received from securities on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $620,175,856 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$119,033,663
Gross unrealized depreciation	(29,901,739)

Net unrealized appreciation	$89,131,924

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—March 31, 2012 (Unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	25

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$664,591,020
In affiliated securities, at value (see cost below)	44,716,760

Total investments, at value (see cost below)	709,307,780
Receivable for Fund shares sold	66,398
Receivable for dividends and interest	2,663,742
Receivable for daily variation margin on open futures contracts	1,918,500
Receivable for securities lending income	6,405

Total assets	713,962,825

Liabilities
Payable for Fund shares redeemed	3,130,800
Payable upon receipt of securities loaned	18,816,214
Advisory fee payable	330,953
Distribution fees payable	13,336
Due to other related parties	148,361
Accrued expenses and other liabilities	236,418

Total liabilities	22,676,082

Total net assets	$691,286,743

NET ASSETS CONSIST OF
Paid-in capital	$690,734,483
Undistributed net investment income	200,371
Accumulated net realized losses on investments	(130,086,951)
Net unrealized gains on investments	130,438,840

Total net assets	$691,286,743

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$644,005,822
Shares outstanding – Class A	30,220,445
Net asset value per share – Class A	$21.31
Maximum offering price per share – Class A2	$22.61
Net assets – Class B	$3,541,745
Shares outstanding – Class B	271,315
Net asset value per share – Class B	$13.05
Net assets – Class C	$16,784,975
Shares outstanding – Class C	1,290,462
Net asset value per share – Class C	$13.01
Net assets – Administrator Class	$26,954,201
Shares outstanding – Administrator Class	1,263,993
Net asset value per share – Administrator Class	$21.32

Investments in unaffiliated securities, at cost	$544,887,677

Investments in affiliated securities, at cost	$45,908,050

Total investments, at cost	$590,795,727

Securities on loan, at value	$18,385,354

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Index Asset Allocation Fund	Statement of Operations—Six Months Ended March 31, 2012 (Unaudited)

Investment income
Dividends	$4,304,963
Interest	4,098,763
Securities lending income, net	37,241
Income from affiliated securities	10,691

Total investment income	8,451,658

Expenses
Advisory fee	1,931,470
Administration fees
Fund level	164,287
Class A	795,592
Class B	5,398
Class C	21,471
Administrator Class	12,242
Shareholder servicing fees
Class A	764,992
Class B	5,190
Class C	20,646
Administrator Class	30,027
Distribution fees
Class B	15,570
Class C	61,937
Custody and accounting fees	31,447
Professional fees	13,099
Registration fees	26,003
Shareholder report expenses	39,603
Trustees’ fees and expenses	7,992
Other fees and expenses	5,417

Total expenses	3,952,383
Less: Fee waivers and/or expense reimbursements	(126,532)

Net expenses	3,825,851

Net investment income	4,625,807

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	8,421,371
Affiliated securities	(2,424)
Futures transactions	16,758,583

Net realized gains on investments	25,177,530

Net change in unrealized gains (losses) on:
Unaffiliated securities	52,247,215
Affiliated securities	1,705,890
Futures transactions	27,168,232

Net change in unrealized gains (losses) on investments	81,121,337

Net realized and unrealized gains (losses) on investments	106,298,867

Net increase in net assets resulting from operations	$110,924,674

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Index Asset Allocation Fund	27

	Six Months Ended March 31, 2012 (Unaudited)		Year Ended September 30, 2011

Operations
Net investment income		$4,625,807		$10,409,067
Net realized gains on investments		25,177,530		9,854,572
Net change in unrealized gains (losses) on investments		81,121,337		14,791,851

Net increase in net assets resulting from operations		110,924,674		35,055,490

Distributions to shareholders from
Net investment income
Class A		(4,449,169)		(9,891,715)
Class B		(11,657)		(45,066)
Class C		(56,463)		(145,644)
Administrator Class		(212,732)		(385,464)

Total distributions to shareholders		(4,730,021)		(10,467,889)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	195,385	3,940,402	393,599	7,437,608
Class B	2,935	35,621	18,890	213,219
Class C	66,550	802,908	86,012	990,115
Administrator Class	318,747	6,480,382	239,079	4,549,244

		11,259,313		13,190,186

Reinvestment of distributions
Class A	213,511	4,286,106	503,530	9,431,383
Class B	844	10,279	3,522	40,395
Class C	4,034	49,491	10,316	118,090
Administrator Class	9,623	193,456	20,292	380,596

		4,539,332		9,970,464

Payment for shares redeemed
Class A	(1,928,740)	(38,411,636)	(4,811,734)	(90,766,665)
Class B	(138,026)	(1,695,739)	(431,888)	(4,981,864)
Class C	(217,104)	(2,636,919)	(324,037)	(3,721,759)
Administrator Class	(207,180)	(4,331,460)	(119,704)	(2,250,177)

		(47,075,754)		(101,720,465)

Net decrease in net assets resulting from capital share transactions		(31,277,109)		(78,559,815)

Total increase (decrease) in net assets		74,917,544		(53,972,214)

Net assets
Beginning of period		616,369,199		670,341,413

End of period		$691,286,743		$616,369,199

Undistributed net investment income		$200,371		$304,585

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Index Asset Allocation Fund	Financial Highlights

(For a share outstanding throughout each period)

Class A	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,
		2011	2010	2009	2008	2007
Net asset value, beginning of period	$18.12	$17.56	$16.42	$17.63	$23.12	$20.94
Net investment income	0.14	0.30	0.28	0.31 [1]	0.44 [1]	0.47 [1]
Net realized and unrealized gains (losses) on investments	3.19	0.56	1.14	(1.21)	(4.36)	2.58

Total from investment operations	3.33	0.86	1.42	(0.90)	(3.92)	3.05
Distributions to shareholders from
Net investment income	(0.14)	(0.30)	(0.28)	(0.31)	(0.44)	(0.47)
Net realized gains	0.00	0.00	0.00	(0.00)[2]	(1.13)	(0.40)

Total distributions to shareholders	(0.14)	(0.30)	(0.28)	(0.31)	(1.57)	(0.87)
Net asset value, end of period	$21.31	$18.12	$17.56	$16.42	$17.63	$23.12
Total return[3]	18.46%	4.84%	8.72%	(4.85)%	(17.92)%	14.83%
Ratios to average net assets (annualized)
Gross expenses	1.19%	1.18%	1.26%	1.29%	1.29%	1.25%
Net expenses	1.15%	1.15%	1.14%	1.15%	1.15%	1.15%
Net investment income	1.42%	1.54%	1.64%	2.13%	2.17%	2.12%
Supplemental data
Portfolio turnover rate	11%	18%	28%	43%	45%	16%
Net assets, end of period (000’s omitted)	$644,006	$575,248	$626,119	$646,445	$777,876	$914,716

1.	Calculated based upon average shares outstanding

2.	Amount is less than $0.005.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Index Asset Allocation Fund	29

(For a share outstanding throughout each period)

Class B	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,
		2011	2010	2009	2008	2007
Net asset value, beginning of period	$11.10	$10.74	$10.02	$10.74	$14.07	$12.73
Net investment income	0.04 [1]	0.09 [1]	0.09 [1]	0.13 [1]	0.18 [1]	0.19 [1]
Net realized and unrealized gains (losses) on investments	1.95	0.35	0.70	(0.74)	(2.66)	1.57

Total from investment operations	1.99	0.44	0.79	(0.61)	(2.48)	1.76
Distributions to shareholders from
Net investment income	(0.04)	(0.08)	(0.07)	(0.11)	(0.16)	(0.18)
Net realized gains	0.00	0.00	0.00	(0.00)[2]	(0.69)	(0.24)

Total distributions to shareholders	(0.04)	(0.08)	(0.07)	(0.11)	(0.85)	(0.42)
Net asset value, end of period	$13.05	$11.10	$10.74	$10.02	$10.74	$14.07
Total return[3]	17.91%	4.11%	7.90%	(5.48)%	(18.56)%	14.03%
Ratios to average net assets (annualized)
Gross expenses	1.93%	1.93%	2.02%	2.04%	2.04%	2.00%
Net expenses	1.90%	1.90%	1.89%	1.90%	1.90%	1.90%
Net investment income	0.68%	0.78%	0.89%	1.43%	1.42%	1.36%
Supplemental data
Portfolio turnover rate	11%	18%	28%	43%	45%	16%
Net assets, end of period (000’s omitted)	$3,542	$4,500	$8,753	$15,201	$31,831	$85,203

1.	Calculated based upon average shares outstanding

2.	Amount is less than $0.005.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage Index Asset Allocation Fund	Financial Highlights

(For a share outstanding throughout each period)

Class C	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,
		2011	2010	2009	2008	2007
Net asset value, beginning of period	$11.06	$10.72	$10.00	$10.73	$14.07	$12.75
Net investment income	0.04	0.09	0.09 [1]	0.12 [1]	0.18 [1]	0.18 [1]
Net realized and unrealized gains (losses) on investments	1.95	0.34	0.71	(0.73)	(2.66)	1.56

Total from investment operations	1.99	0.43	0.80	(0.61)	(2.48)	1.74
Distributions to shareholders from
Net investment income	(0.04)	(0.09)	(0.08)	(0.12)	(0.17)	(0.18)
Net realized gains	0.00	0.00	0.00	(0.00)[2]	(0.69)	(0.24)

Total distributions to shareholders	(0.04)	(0.09)	(0.08)	(0.12)	(0.86)	(0.42)
Net asset value, end of period	$13.01	$11.06	$10.72	$10.00	$10.73	$14.07
Total return[3]	18.03%	4.02%	7.99%	(5.51)%	(18.56)%	13.91%
Ratios to average net assets (annualized)
Gross expenses	1.94%	1.93%	2.01%	2.03%	2.03%	2.00%
Net expenses	1.90%	1.90%	1.89%	1.90%	1.90%	1.90%
Net investment income	0.67%	0.79%	0.89%	1.39%	1.42%	1.37%
Supplemental data
Portfolio turnover rate	11%	18%	28%	43%	45%	16%
Net assets, end of period (000’s omitted)	$16,785	$15,895	$17,839	$19,162	$24,975	$36,028

1.	Calculated based upon average shares outstanding

2.	Amount is less than $0.005.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Index Asset Allocation Fund	31

(For a share outstanding throughout each period)

Administrator Class	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,
		2011	2010	2009	2008	2007
Net asset value, beginning of period	$18.14	$17.57	$16.44	$17.65	$23.15	$20.97
Net investment income	0.17	0.34	0.31	0.34 [1]	0.50 [1]	0.54 [1]
Net realized and unrealized gains (losses) on investments	3.18	0.58	1.16	(1.20)	(4.38)	2.57

Total from investment operations	3.35	0.92	1.47	(0.86)	(3.88)	3.11
Distributions to shareholders from
Net investment income	(0.17)	(0.35)	(0.34)	(0.35)	(0.49)	(0.53)
Net realized gains	0.00	0.00	0.00	(0.00)[2]	(1.13)	(0.40)

Total distributions to shareholders	(0.17)	(0.35)	(0.34)	(0.35)	(1.62)	(0.93)
Net asset value, end of period	$21.32	$18.14	$17.57	$16.44	$17.65	$23.15
Total return[3]	18.59%	5.18%	9.02%	(4.61)%	(17.73)%	15.10%
Ratios to average net assets (annualized)
Gross expenses	1.02%	1.02%	1.09%	1.11%	1.11%	1.07%
Net expenses	0.90%	0.90%	0.89%	0.90%	0.90%	0.90%
Net investment income	1.67%	1.79%	1.89%	2.39%	2.43%	2.35%
Supplemental data
Portfolio turnover rate	11%	18%	28%	43%	45%	16%
Net assets, end of period (000’s omitted)	$26,954	$20,726	$17,630	$27,455	$34,802	$49,620

1.	Calculated based upon average shares outstanding

2.	Amount is less than $0.005 per share.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Advantage Index Asset Allocation Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Fund Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Index Asset Allocation Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Fixed income securities with original maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	33

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

For Wells Fargo Advantage Funds that participated in securities lending activity prior to February 13, 2009, certain structured investment vehicles purchased in a joint account by the former securities lending agent defaulted or were impaired. Certain of the Wells Fargo Advantage Funds still hold ownership interest in these structured investment vehicles, which have since been restructured as pass-through securities. If the Fund holds an ownership interest in such pass-through securities, information regarding this ownership interest can be found in the Portfolio of Investments under the category “Other”.

Futures contracts

The Fund may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date.

34	Wells Fargo Advantage Index Asset Allocation Fund	Notes to Financial Statements (Unaudited)

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At September 30, 2011, net capital loss carryforwards, which were available to offset future net realized capital gains, were as follows:

Expiration
2016	2017	2018	2019
$4,414,660	$90,934,458	$5,544,373	$8,466,937

As of September 30, 2011, the Fund had $378,553 of current year deferred post-October capital losses, which would be treated as realized for tax purposes on the first day of the succeeding year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	35

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency securities	$0	$181,319	$0	$181,319
Equity securities
Common stocks	424,154,559	0	0	424,154,559
Non-agency mortgage backed securities	0	32,516	0	32,516
U.S. Treasury securities	226,866,840	0	0	226,866,840
Other	0	0	3,217,502	3,217,502
Short-term investments
Investment companies	21,113,012	17,605,213	0	38,718,225
U.S. Treasury securities	16,136,819	0	0	16,136,819
	$688,271,230	$17,819,048	$3,217,502	$709,307,780

Further details on the major security types listed above can be found in the Portfolio of Investments.

As of March 31, 2012, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$11,926,787	$0	$0	$11,926,787

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended March 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.60% and declining to 0.45% as the average daily net assets of the Fund increase. For the six months ended March 31, 2012, the advisory fee was equivalent to an annual rate of 0.59% of the Fund’s average daily net assets.

Funds Management has retained the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Wells Capital Management, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an

36	Wells Fargo Advantage Index Asset Allocation Fund	Notes to Financial Statements (Unaudited)

annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.15% for Class A, 1.90% for Class B, 1.90% for Class C and 0.90% for Administrator Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class B, and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended March 31, 2012, Wells Fargo Funds Distributor, LLC received $3,531 from the sale of Class A shares and $1,569 and $1,035 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 2012 were as follows:

Purchases at Cost		Sales Proceeds
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$32,786,429	$40,849,875	$46,590,436	$23,734,844

6. DERIVATIVE TRANSACTIONS

During the six months ended March 31, 2012, the Fund entered into futures contracts to gain market exposure in certain asset classes consistent with an active asset allocative strategy.

At March 31, 2012, the Fund had long and short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Contract Value at March 31, 2012	Net Unrealized Gains (Losses)
June 2012	543 Long	S&P 500 Index	$190,484,400	$7,626,696
June 2012	63 Long	30 year U.S. Treasury Bond	8,678,250	(133,077)
June 2012	1,165 Short	30 year U.S. Treasury Bond	160,478,750	4,433,168

The Fund had an average notional amount of $177,125,719 and $159,514,463 in long futures and short futures contracts, respectively, during the six months ended March 31, 2012.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	37

The fair value of derivative instruments as of March 31, 2012 was as follows for the Fund:

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Net assets – Net unrealized gains on investments	$4,433,168	*	Net assets – Net unrealized gains on investments	$(133,077	)*
Equity contracts	Net assets – Net unrealized gains on investments	7,626,696	*	Net assets – Net unrealized gains on investments	0	*
		$12,059,864			$(133,077)

*	Amount represents cumulative unrealized gains (losses) on futures contracts. Only the variation margin as of March 31, 2012 is reported separately on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2012 was as follows for the Fund:

	Amount of Realized Gains (Losses) on Derivatives	Change in Unrealized Gains (Losses) on Derivatives
Interest rate contracts	$(8,884,545)	$12,083,036
Equity contracts	25,643,128	15,085,196
	$16,758,583	$27,168,232

7. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended March 31, 2012, the Fund paid $651 in commitment fees.

For the six months ended March 31, 2012, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210 Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update’s adoption on the Fund’s financial statement disclosures.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

38	Wells Fargo Advantage Index Asset Allocation Fund	Notes to Financial Statements (Unaudited)

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

Other Information (Unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	39

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

40	Wells Fargo Advantage Index Asset Allocation Fund	Other Information (Unaudited)

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 137 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	41

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

42	Wells Fargo Advantage Index Asset Allocation Fund	Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 29-30, 2012 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Index Asset Allocation Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

In providing information to the Board, Funds Management and Wells Capital Management were guided by a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf at the start of the Board’s annual contract renewal process earlier in 2012. In approving the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee likely attributed different weights to various factors.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management supported the re-approval of the Advisory Agreements. Although the Board considered the continuation of the Advisory Agreements for the Fund as part of the larger process of considering the continuation of the advisory agreements for all of the funds in the complex, its decision to continue the Advisory Agreements for the Fund was ultimately made on a fund-by-fund basis.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2011. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund, and in comparison to the Fund’s

Other Information (Unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	43

benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe. The Board noted that, other than the five-year performance period for class A, the performance of the Fund was higher than or in range of the median performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was higher than or in range of its benchmark index, the Lipper Mixed-Asset Target Allocation Moderate Funds Index, for the periods under review.

The Board received and considered information regarding the Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund’s Expense Group. The Board noted that the net operating expense ratios of the Fund were in range or lower than the median net operating expense ratios of the Fund’s Expense Group.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the “Net Advisory Rate”).

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate with those of other funds in the Fund’s Expense Group median. The Board noted that while the Advisory Agreement Rate and Net Advisory Rate for the A share class of the Fund were higher than the median rates for its Expense Group, the Advisory Agreement Rate and Net Advisory Rate for the Administrator share class were in range of the median rates for its Expense Group.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

The Board determined that the Advisory Agreement Rate for the Fund, both with and without an administration fee rate and before and after waivers, was reasonable in light of the Fund’s Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was reasonable in light of the services covered by the sub-advisory agreement and other information provided.

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Fund. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of the Fund’s Advisory Agreement Rate in isolation. It noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability reported by Funds Management was not unreasonable.

44	Wells Fargo Advantage Index Asset Allocation Fund	Other Information (Unaudited)

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would have on-going opportunities to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale, if any, with the Fund. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Fund’s shares, including the channels through which the Fund’s shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations	Wells Fargo Advantage Index Asset Allocation Fund	45

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

This page is intentionally left blank.

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

208986 05-12 SA227/SAR227 3-12

Wells Fargo Advantage

C&B Mid Cap Value Fund

Semi-Annual Report

March 31, 2012

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $213 billion in assets under management, as of March 31, 2012.

Equity Funds
Asia Pacific Fund	Equity Value Fund	Precious Metals Fund
C&B Large Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Mid Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
Capital Growth Fund	Index Fund	Small Cap Value Fund
Common Stock Fund	International Equity Fund	Small Company Growth Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Value Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage C&B Mid Cap Value Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The period was marked by increased confidence that the U.S. economy was staging a fragile recovery, offset by continued concerns about the possible effect on the global economy of the ongoing European sovereign debt crisis—which began in Greece and later spread to the larger economies of Italy and Spain.

In contrast to worrisome data from the eurozone, U.S. economic data remained moderately positive.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage C&B Mid Cap Value Fund for the six-month period that ended March 31, 2012. The period was marked by increased confidence that the U.S. economy was staging a fragile recovery, offset by continued concerns about the possible effect on the global economy of the ongoing European sovereign debt crisis—which began in Greece and later spread to the larger economies of Italy and Spain. U.S. stock indexes posted solid gains for the period.

Macroeconomic optimism faded as global growth slowed and worries rose.

Prior to the reporting period, investors worried that the global economy was returning to a recession. Although second quarter U.S. gross domestic product (GDP) grew at a 1.3% annual rate, it was below the levels set in 2010 and seemed to confirm that the economy had slowed from its previous pace. Moreover, the drawn-out political debate over the raising of the U.S. debt ceiling reduced confidence that the national government would be able to work together to address the country’s problems. Partly as a result, Standard & Poor’s rating service downgraded U.S. long-term debt from AAA to AA+1 in August 2011.

Throughout the six-month period, concerns about the eurozone sovereign debt situation returned to center stage. Investors became increasingly concerned that Greece would default on its debt, a scenario that only seemed more likely as eurozone leaders began to openly discuss a “voluntary” haircut on Greek debt for private investors. Because many eurozone banks owned Greek debt and many U.S. banks had financial ties to eurozone banks, investors worried about the effect of such an event on the financial systems and the global economy. In October 2011, market participants turned their attention to the debt burdens of Italy—which also had its credit rating downgraded by Standard & Poor’s—because even though it had a relatively modest budget deficit, it had a high amount of outstanding debt and a stagnant economy. French banks were heavily exposed to Italian debt, so Italy’s woes led to fears of a state bailout of French banks and a resulting increase in France’s required expenditures.

After months of rumors and worries, the Greek credit crisis was finally addressed in March 2012 when the country came to an agreement with its creditors allowing it to write down the principal on most of its bonds in exchange for increased financial austerity. By the end of the reporting period, the Greek agreement, combined with unprecedented support for eurozone banks by the European Central Bank (ECB), seemed to calm investor concerns, at least temporarily.

The U.S. economy reported relatively solid news.

In contrast to worrisome data from the eurozone, U.S. economic data remained moderately positive. After disappointing reports for first and second quarter GDP growth, reported GDP came in at a 1.8% annualized rate in the third quarter of 2011, and then accelerated to a 3.0% annualized rate in the fourth quarter. The major banks appeared to have taken steps toward repairing their balance sheets; in March, the Federal Reserve (Fed) announced that 15 of the 19 major banks had passed a “stress test,” in which the Fed attempted to gauge whether the banks could survive a severe recession that included a 50% drop in the stock market and a 21% percent decline in housing prices.

1.	The ratings indicated are from Standard & Poor’s. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

Letter to Shareholders	Wells Fargo Advantage C&B Mid Cap Value Fund	3

Bank stocks rebounded strongly after the Fed released details of the stress test, but all major market sectors rallied as investors became increasingly confident that the U.S. would not return to recession. Small-cap stocks modestly outperformed large-cap stocks, and growth stocks outperformed value stocks by an even smaller margin.

Central banks continued to provide stimulus.

Throughout the reporting period, the Federal Open Market Committee (FOMC) kept its key interest rates effectively at zero in order to support the economy and financial system. In the second quarter of 2011, the Fed completed its second round of monetary stimulus, in which it had planned to purchase $600 billion in long-term U.S. Treasuries as well as reinvest an additional $250 billion to $300 billion in Treasuries with the proceeds from earlier investments. Even though the Fed seemed to rule out further monetary stimulus, it remained accommodative. In early August 2011, in response to extreme market volatility and signs of a weakening economy, the Fed announced its intention to keep interest rates low until at least late 2014.

At the beginning of the period, the ECB had a key rate of 1.50%, which it had raised in early 2011 in an attempt to keep inflation in check. However, in response to weakness in the southern European economies, the ECB lowered its key rate to 1.25% in November and to 1.0% in December. In August, after a sell-off in the sovereign debts of Spain and Italy, the ECB announced plans to purchase the debt of those countries in exchange for increased deficit reduction. The ECB also continued to provide virtually unlimited liquidity for banks, announcing a long-term refinancing operation (LTRO) in December through which it provided low cost, three-year loans to lenders.

We use time-tested investment strategies, even as many variables are at work in the market.

The full effect of the credit crisis remains unknown. Elevated unemployment and debt defaults continue to pressure consumers and businesses alike.

In our experience strict adherence to time-tested investment strategies has its rewards. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, we believe it helps in managing risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage C&B Mid Cap Value Fund	Letter to Shareholders

Notice to Shareholders

The Board of Trustees for Wells Fargo Advantage Funds has unanimously approved the following modifications to certain net asset value (NAV) waiver privileges and commission schedules:

■	Effective May 1, 2012, automatic investment plan (AIP) purchases and proceeds received from systematic withdrawals will no longer qualify for NAV repurchase privileges.

■

Effective May 1, 2012, discretionary rights to waive the upfront commission for Class C and “jumbo” Class A share purchases will no longer be granted to broker/dealers. However, we will continue to waive the Class C shares contingent deferred sales charge for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

■

Effective July 31, 2012, NAV purchase privileges for former Evergreen Class IS and Class R shareholders are being modified to remove the ability to purchase Class A shares at NAV unless those shares are held directly with the Fund on or after July 31, 2012.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

Performance Highlights (Unaudited)	Wells Fargo Advantage C&B Mid Cap Value Fund	5

INVESTMENT OBJECTIVE

The Fund seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Cooke & Bieler, L.P.

PORTFOLIO MANAGERS

Daren C. Heitman, CFA

Steve Lyons, CFA

Michael M. Meyer, CFA

Edward W. O’Connor, CFA

James R. O’Neil, CFA

Mehul Trivedi, CFA

William Weber, CFA

FUND INCEPTION

February 18, 1998

TEN LARGEST EQUITY HOLDINGS[1] (AS OF MARCH 31, 2012)
Lam Research Corporation	3.96%
NVR Incorporated	3.22%
Republic Services Incorporated	2.99%
Axis Capital Holdings Limited	2.87%
Reliance Steel & Aluminum Company	2.75%
Harsco Corporation	2.72%
Hanesbrands Incorporated	2.71%
Quanex Building Products Corporation	2.69%
City National Corporation	2.65%
Coca-Cola Enterprises Incorporated	2.64%

SECTOR DISTRIBUTION[2] (AS OF MARCH 31, 2012)

1.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

2.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage C&B Mid Cap Value Fund	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF MARCH 31, 2012)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (CBMAX)	07/26/2004	20.94	(1.39)	(0.81)	5.53	28.34	4.61	0.37	6.16	1.36%	1.21%
Class B (CBMBX)**	07/26/2004	22.87	(1.12)	(0.79)	5.62	27.87	3.88	(0.38)	5.62	2.11%	1.96%
Class C (CBMCX)	07/26/2004	26.89	2.82	(0.39)	5.37	27.89	3.82	(0.39)	5.37	2.11%	1.96%
Administrator Class (CBMIX)	07/26/2004					28.32	4.69	0.46	6.27	1.20%	1.16%
Institutional Class (CBMSX)	07/26/2004					28.45	4.94	0.71	6.47	0.93%	0.91%
Investor Class (CBMDX)	02/18/1998					28.28	4.58	0.35	6.18	1.43%	1.26%
Russell Midcap® Value Index[6]						26.30	2.28	1.26	8.02

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – wellsfargoadvantagefunds.com

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Historical performance shown for Class A, Class B and Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to Class A, Class B and Class C shares. Historical performance shown for the Administrator and Institutional Class shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher. Prior to June 20, 2008, the Investor Class was named Class D.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through January 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.20% for Class A, 1.95% for Class B, 1.95% for Class C, 1.15% for Administrator Class, 0.90% for Institutional Class and 1.25% for Investor Class. Without this cap, the Fund’s returns would have been lower.

6.

The Russell Midcap® Value Index measures the performance of those Russell Midcap® companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index. You cannot invest directly in an index.

Fund Expenses (Unaudited)	Wells Fargo Advantage C&B Mid Cap Value Fund	7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2011 to March 31, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10-01-2011	Ending Account Value 03-31-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,283.41	$6.85	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.06	1.20%
Class B
Actual	$1,000.00	$1,278.68	$11.11	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.25	$9.82	1.95%
Class C
Actual	$1,000.00	$1,278.88	$11.11	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.25	$9.82	1.95%
Administrator Class
Actual	$1,000.00	$1,283.18	$6.56	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.81	1.15%
Institutional Class
Actual	$1,000.00	$1,284.55	$5.14	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.55	0.90%
Investor Class
Actual	$1,000.00	$1,282.79	$7.13	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.31	1.25%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8	Wells Fargo Advantage C&B Mid Cap Value Fund	Portfolio of Investments—March 31, 2012 (Unaudited)

Security Name	Shares	Value

Common Stocks: 95.95%

Consumer Discretionary: 13.23%

Hotels, Restaurants & Leisure: 3.58%
Darden Restaurants Incorporated	68,600	$3,509,575
International Speedway Corporation Class A	80,300	2,228,325

		5,737,900

Household Durables: 3.21%
NVR Incorporated †	7,100	5,156,943

Specialty Retail: 3.73%
Best Buy Company Incorporated «	105,900	2,507,712
Penske Auto Group Incorporated «	140,798	3,467,855

		5,975,567

Textiles, Apparel & Luxury Goods: 2.71%
Hanesbrands Incorporated †	147,100	4,345,334

Consumer Staples: 6.87%

Beverages: 2.64%
Coca-Cola Enterprises Incorporated	148,100	4,235,660

Food & Staples Retailing: 1.96%
Safeway Incorporated «	155,000	3,132,550

Personal Products: 2.27%
Avon Products Incorporated	188,100	3,641,616

Financials: 20.79%

Commercial Banks: 6.62%
City National Corporation «	81,000	4,250,070
TCF Financial Corporation	224,000	2,663,360
Umpqua Holdings Corporation «	273,000	3,701,880

		10,615,310

Insurance: 14.17%
Axis Capital Holdings Limited	138,700	4,600,679
Fidelity National Title Group Incorporated	208,000	3,750,240
RenaissanceRe Holdings Limited	33,800	2,559,674
Stewart Information Services Corporation	186,500	2,650,165
Torchmark Corporation «	63,100	3,145,535
White Mountain Insurance Group Limited	6,470	3,246,128
Willis Group Holdings plc	79,000	2,763,420

		22,715,841

Health Care: 10.34%

Health Care Equipment & Supplies: 1.94%
West Pharmaceutical Services Incorporated «	73,200	3,113,196

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—March 31, 2012 (Unaudited)	Wells Fargo Advantage C&B Mid Cap Value Fund	9

Security Name	Shares	Value

Health Care Providers & Services: 5.80%
Cardinal Health Incorporated	34,890	$1,504,108
MEDNAX Incorporated †	53,000	3,941,610
Quest Diagnostics Incorporated	63,000	3,852,450

		9,298,168

Pharmaceuticals: 2.60%
Hospira Incorporated †	111,500	4,168,985

Industrials: 18.18%

Building Products: 2.69%
Quanex Building Products Corporation	245,000	4,319,350

Commercial Services & Supplies: 9.27%
Cintas Corporation «	90,700	3,548,184
G&K Services Incorporated Class A	67,400	2,305,080
Republic Services Incorporated	157,000	4,797,920
Steelcase Incorporated «	437,600	4,200,960

		14,852,144

Machinery: 6.22%
Albany International Corporation Class A «	146,987	3,373,352
Harsco Corporation	186,000	4,363,560
Kennametal Incorporated	50,300	2,239,859

		9,976,771

Information Technology: 15.48%

Computers & Peripherals: 2.14%
Diebold Incorporated	89,180	3,435,214

Electronic Equipment, Instruments & Components: 4.76%
Flextronics International Limited †	564,000	4,077,720
Molex Incorporated «	126,389	3,554,059

		7,631,779

IT Services: 2.15%
Western Union Company	195,500	3,440,800

Semiconductors & Semiconductor Equipment: 6.43%
Lam Research Corporation †«	142,247	6,347,061
Teradyne Incorporated †«	234,000	3,952,260

		10,299,321

Materials: 9.34%

Containers & Packaging: 6.59%
Ball Corporation	18,800	806,144
Bemis Company Incorporated «	106,000	3,422,740
Packaging Corporation of America	128,300	3,796,397
Rock-Tenn Company Class A	37,500	2,533,500

		10,558,781

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage C&B Mid Cap Value Fund	Portfolio of Investments—March 31, 2012 (Unaudited)

Security Name		Shares	Value

Metals & Mining: 2.75%
Reliance Steel & Aluminum Company		78,000	$4,405,440

Utilities: 1.72%

Electric Utilities: 1.72%
Entergy Corporation		41,000	2,755,200

Total Common Stocks (Cost $130,029,031)			153,811,870

		Principal
Other: 0.49%
Gryphon Funding Limited Pass-Through Entity (a)(i)(v)		$1,048,062	293,457
VFNC Corporation Pass-Through Entity, 0.24% (a)(i)(v)±144A		1,159,651	487,053

Total Other (Cost $319,593)			780,510

	Yield	Shares
Short-Term Investments: 25.03%

Investment Companies: 25.03%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10%	6,160,275	6,160,275
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.18	33,968,900	33,968,900

Total Short-Term Investments (Cost $40,129,175)			40,129,175

Total Investments in Securities
(Cost $170,477,799) *	121.47%	194,721,555
Other Assets and Liabilities, Net	(21.47)	(34,418,105)

Total Net Assets	100.00%	$160,303,450

†	Non-income earning security

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

(v)	Security represents investment of cash collateral received from securities on loan.

±	Variable rate investment

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

*	Cost for federal income tax purposes is $179,795,560 and net unrealized appreciation (depreciation) consists of

Gross unrealized appreciation	$19,965,061
Gross unrealized depreciation	(5,039,066)

Net unrealized appreciation	$14,925,995

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—March 31, 2012 (Unaudited)	Wells Fargo Advantage C&B Mid Cap Value Fund	11

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$154,592,380
In affiliated securities, at value (see cost below)	40,129,175

Total investments, at value (see cost below)	194,721,555
Receivable for Fund shares sold	72,438
Receivable for dividends	275,366
Receivable for securities lending income	3,510
Prepaid expenses and other assets	22,202

Total assets	195,095,071

Liabilities
Payable for Fund shares redeemed	330,389
Payable upon receipt of securities loaned	34,288,493
Advisory fee payable	76,038
Distribution fees payable	5,012
Due to other related parties	42,148
Accrued expenses and other liabilities	49,541

Total liabilities	34,791,621

Total net assets	$160,303,450

NET ASSETS CONSIST OF
Paid-in capital	$288,958,420
Undistributed net investment income	259,137
Accumulated net realized losses on investments	(153,157,863)
Net unrealized gains on investments	24,243,756

Total net assets	$160,303,450

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$14,197,099
Shares outstanding – Class A	791,873
Net asset value per share – Class A	$17.93
Maximum offering price per share – Class A2	$19.02
Net assets – Class B	$2,133,318
Shares outstanding – Class B	122,694
Net asset value per share – Class B	$17.39
Net assets – Class C	$5,536,455
Shares outstanding – Class C	318,583
Net asset value per share – Class C	$17.38
Net assets – Administrator Class	$12,344,329
Shares outstanding – Administrator Class	681,270
Net asset value per share – Administrator Class	$18.12
Net assets – Institutional Class	$31,237,140
Shares outstanding – Institutional Class	1,730,137
Net asset value per share – Institutional Class	$18.05
Net assets – Investor Class	$94,855,109
Shares outstanding – Investor Class	5,265,986
Net asset value per share – Investor Class	$18.01

Investments in unaffiliated securities, at cost	$130,348,624

Investments in affiliated securities, at cost	$40,129,175

Total investments, at cost	$170,477,799

Securities on loan, at value	$33,475,881

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage C&B Mid Cap Value Fund	Statement of Operations—Six Months Ended March 31, 2012 (Unaudited)

Investment income
Dividends	$1,386,038
Securities lending income, net	30,631
Income from affiliated securities	2,158

Total investment income	1,418,827

Expenses
Advisory fee	516,887
Administration fees
Fund level	36,920
Class A	16,703
Class B	3,199
Class C	6,698
Administrator Class	5,874
Institutional Class	10,298
Investor Class	148,051
Shareholder servicing fees
Class A	16,061
Class B	3,076
Class C	6,440
Administrator Class	14,193
Investor Class	112,160
Distribution fees
Class B	9,228
Class C	19,320
Custody and accounting fees	6,635
Professional fees	16,091
Registration fees	42,220
Shareholder report expenses	6,603
Trustees’ fees and expenses	8,341
Other fees and expenses	6,342

Total expenses	1,011,340
Less: Fee waivers and/or expense reimbursements	(115,823)

Net expenses	895,517

Net investment income	523,310

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	6,379,449
Net change in unrealized gains (losses) on investments	29,300,130

Net realized and unrealized gains (losses) on investments	35,679,579

Net increase in net assets resulting from operations	$36,202,889

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage C&B Mid Cap Value Fund	13

	Six Months Ended March 31, 2012 (Unaudited)		Year Ended September 30, 2011

Operations
Net investment income		$523,310		$775,389
Net realized gains on investments		6,379,449		26,041,112
Net change in unrealized gains (losses) on investments		29,300,130		(19,558,013)

Net increase in net assets resulting from operations		36,202,889		7,258,488

Distributions to shareholders from
Net investment income
Class A		(76,365)		(94,794)
Administrator Class		(77,026)		(92,905)
Institutional Class		(239,976)		(281,238)
Investor Class		(484,599)		(644,328)

Total distributions to shareholders		(877,966)		(1,113,265)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	82,293	1,360,626	89,121	1,426,303
Class B	3,116	50,464	4,227	67,484
Class C	8,939	149,425	14,660	229,441
Administrator Class	43,102	690,163	381,761	5,924,357
Institutional Class	435,170	7,455,732	622,072	10,206,600
Investor Class	208,567	3,467,292	741,117	12,230,951

		13,173,702		30,085,136

Reinvestment of distributions
Class A	4,737	71,994	5,454	87,537
Administrator Class	4,012	61,627	4,259	69,080
Institutional Class	14,741	225,392	16,748	270,649
Investor Class	30,686	468,578	39,099	630,672

		827,591		1,057,938

Payment for shares redeemed
Class A	(89,709)	(1,455,906)	(298,188)	(4,825,854)
Class B	(73,166)	(1,156,722)	(90,405)	(1,419,993)
Class C	(29,537)	(468,493)	(123,117)	(1,922,935)
Administrator Class	(90,281)	(1,495,382)	(330,553)	(5,427,645)
Institutional Class	(319,924)	(5,185,874)	(1,482,302)	(23,494,903)
Investor Class	(682,028)	(11,292,113)	(3,538,223)	(57,120,914)

		(21,054,490)		(94,212,244)

Net decrease in net assets resulting from capital share transactions		(7,053,197)		(63,069,170)

Total increase (decrease) in net assets		28,271,726		(56,923,947)

Net assets
Beginning of period		132,031,724		188,955,671

End of period		$160,303,450		$132,031,724

Undistributed net investment income		$259,137		$613,793

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage C&B Mid Cap Value Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Year Ended October 31,
Class A		2011	2010[1]	2009	2008	2007	2006
Net asset value, beginning of period	$14.06	$14.16	$12.33	$11.29	$21.80	$23.79	$20.76
Net investment income	0.06	0.06	0.09 [2]	0.11 [2]	0.18 [2]	0.03 [2]	0.05 [2]
Net realized and unrealized gains (losses) on investments	3.91	(0.06)	1.81	1.10	(6.52)	0.70	4.72

Total from investment operations	3.97	0.00	1.90	1.21	(6.34)	0.73	4.77
Distributions to shareholders from
Net investment income	(0.10)	(0.10)	(0.07)	(0.17)	(0.06)	(0.06)	0.00
Net realized gains	0.00	0.00	0.00	0.00	(4.11)	(2.66)	(1.74)

Total distributions to shareholders	(0.10)	(0.10)	(0.07)	(0.17)	(4.17)	(2.72)	(1.74)
Net asset value, end of period	$17.93	$14.06	$14.16	$12.33	$11.29	$21.80	$23.79
Total return[3]	28.34%	(0.10)%	15.44%	11.05%	(34.84)%	2.95%	24.44%
Ratios to average net assets (annualized)
Gross expenses	1.38%	1.35%	1.40%	1.45%	1.43%	1.36%	1.40%
Net expenses	1.20%	1.20%	1.20%	1.20%	1.35%	1.36%	1.38%
Net investment income	0.72%	0.48%	0.70%	1.06%	1.19%	0.15%	0.21%
Supplemental data
Portfolio turnover rate	11%	44%	23%	47%	31%	56%	39%
Net assets, end of period (000’s omitted)	$14,197	$11,174	$14,136	$16,830	$18,246	$50,622	$41,729

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage C&B Mid Cap Value Fund	15

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Year Ended October 31,
Class B		2011	2010[1]	2009	2008	2007	2006
Net asset value, beginning of period	$13.60	$13.72	$11.96	$10.90	$21.29	$23.38	$20.57
Net investment income (loss)	(0.01)[2]	(0.04)[2]	(0.01)[2]	0.04 [2]	0.07 [2]	(0.14)[2]	(0.11)[2]
Net realized and unrealized gains (losses) on investments	3.80	(0.08)	1.77	1.07	(6.35)	0.71	4.66

Total from investment operations	3.79	(0.12)	1.76	1.11	(6.28)	0.57	4.55
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.05)	0.00	0.00	0.00
Net realized gains	0.00	0.00	0.00	0.00	(4.11)	(2.66)	(1.74)

Total distributions to shareholders	0.00	0.00	0.00	(0.05)	(4.11)	(2.66)	(1.74)
Net asset value, end of period	$17.39	$13.60	$13.72	$11.96	$10.90	$21.29	$23.38
Total return[3]	27.87%	(0.87)%	14.72%	10.27%	(35.41)%	2.23%	23.53%
Ratios to average net assets (annualized)
Gross expenses	2.12%	2.10%	2.15%	2.21%	2.18%	2.11%	2.15%
Net expenses	1.95%	1.95%	1.95%	1.95%	2.10%	2.11%	2.13%
Net investment income (loss)	(0.08)%	(0.28)%	(0.05)%	0.34%	0.46%	(0.60)%	(0.54)%
Supplemental data
Portfolio turnover rate	11%	44%	23%	47%	31%	56%	39%
Net assets, end of period (000’s omitted)	$2,133	$2,622	$3,826	$4,177	$5,123	$14,293	$15,491

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage C&B Mid Cap Value Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,			Year Ended October 31,
Class C		2011	2010[1]		2009	2008	2007	2006
Net asset value, beginning of period	$13.59	$13.71	$11.96		$10.91	$21.29	$23.39	$20.57
Net investment income (loss)	(0.00)[2,3]	(0.04)[2]	(0.00	)2,[3]	0.03 [2]	0.07 [2]	(0.14)[2]	(0.12)[2]
Net realized and unrealized gains (losses) on investments	3.79	(0.08)	1.75		1.08	(6.34)	0.70	4.68

Total from investment operations	3.79	(0.12)	1.75		1.11	(6.27)	0.56	4.56
Distributions to shareholders from
Net investment income	0.00	0.00	0.00		(0.06)	0.00	0.00	0.00
Net realized gains	0.00	0.00	0.00		0.00	(4.11)	(2.66)	(1.74)

Total distributions to shareholders	0.00	0.00	0.00		(0.06)	(4.11)	(2.66)	(1.74)
Net asset value, end of period	$17.38	$13.59	$13.71		$11.96	$10.91	$21.29	$23.39
Total return[4]	27.89%	(0.88)%	14.63%		10.24%	(35.26)%	2.18%	23.58%
Ratios to average net assets (annualized)
Gross expenses	2.13%	2.10%	2.15%		2.20%	2.16%	2.11%	2.15%
Net expenses	1.95%	1.95%	1.95%		1.95%	2.09%	2.11%	2.13%
Net investment income (loss)	(0.03)%	(0.27)%	(0.04)%		0.31%	0.46%	(0.60)%	(0.55)%
Supplemental data
Portfolio turnover rate	11%	44%	23%		47%	31%	56%	39%
Net assets, end of period (000’s omitted)	$5,536	$4,611	$6,137		$6,105	$6,147	$16,171	$11,523

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated is based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage C&B Mid Cap Value Fund	17

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Year Ended October 31,
Administrator Class		2011	2010[1]	2009	2008	2007	2006
Net asset value, beginning of period	$14.22	$14.32	$12.47	$11.39	$21.98	$23.93	$20.82
Net investment income	0.06 [2]	0.09 [2]	0.10 [2]	0.12 [2]	0.24 [2]	0.08 [2]	0.10 [2]
Net realized and unrealized gains (losses) on investments	3.95	(0.07)	1.82	1.11	(6.62)	0.71	4.75

Total from investment operations	4.01	0.02	1.92	1.23	(6.38)	0.79	4.85
Distributions to shareholders from
Net investment income	(0.11)	(0.12)	(0.07)	(0.15)	(0.10)	(0.08)	0.00
Net realized gains	0.00	0.00	0.00	0.00	(4.11)	(2.66)	(1.74)

Total distributions to shareholders	(0.11)	(0.12)	(0.07)	(0.15)	(4.21)	(2.74)	(1.74)
Net asset value, end of period	$18.12	$14.22	$14.32	$12.47	$11.39	$21.98	$23.93
Total return[3]	28.32%	0.01%	15.47%	11.13%	(34.77)%	3.18%	24.79%
Ratios to average net assets (annualized)
Gross expenses	1.21%	1.18%	1.22%	1.28%	1.24%	1.18%	1.22%
Net expenses	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
Net investment income	0.76%	0.55%	0.78%	1.11%	1.52%	0.35%	0.46%
Supplemental data
Portfolio turnover rate	11%	44%	23%	47%	31%	56%	39%
Net assets, end of period (000’s omitted)	$12,344	$10,299	$9,582	$13,237	$13,383	$102,201	$82,402

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage C&B Mid Cap Value Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Year Ended October 31,
Institutional Class		2011	2010[1]	2009	2008	2007	2006
Net asset value, beginning of period	$14.19	$14.29	$12.44	$11.43	$22.06	$24.02	$20.88
Net investment income	0.09	0.13	0.13 [2]	0.15 [2]	0.24 [2]	0.14 [2]	0.16 [2]
Net realized and unrealized gains (losses) on investments	3.92	(0.08)	1.82	1.10	(6.60)	0.71	4.76

Total from investment operations	4.01	0.05	1.95	1.25	(6.36)	0.85	4.92
Distributions to shareholders from
Net investment income	(0.15)	(0.15)	(0.10)	(0.24)	(0.16)	(0.15)	(0.04)
Net realized gains	0.00	0.00	0.00	0.00	(4.11)	(2.66)	(1.74)

Total distributions to shareholders	(0.15)	(0.15)	(0.10)	(0.24)	(4.27)	(2.81)	(1.78)
Net asset value, end of period	$18.05	$14.19	$14.29	$12.44	$11.43	$22.06	$24.02
Total return[3]	28.45%	0.21%	15.78%	11.45%	(34.63)%	3.44%	25.12%
Ratios to average net assets (annualized)
Gross expenses	0.95%	0.92%	0.96%	1.02%	0.98%	0.91%	0.95%
Net expenses	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	1.06%	0.76%	1.02%	1.41%	1.58%	0.60%	0.74%
Supplemental data
Portfolio turnover rate	11%	44%	23%	47%	31%	56%	39%
Net assets, end of period (000’s omitted)	$31,237	$22,704	$34,910	$31,421	$33,017	$79,559	$55,799

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage C&B Mid Cap Value Fund	19

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Year Ended October 31,
Investor Class		2011	2010[1]	2009	2008[2]	2007[2]	2006[2]
Net asset value, beginning of period	$14.12	$14.22	$12.37	$11.34	$21.89	$23.86	$20.79
Net investment income	0.06	0.07	0.08 [3]	0.11 [3]	0.20 [3]	0.06 [3]	0.08 [3]
Net realized and unrealized gains (losses) on investments	3.92	(0.09)	1.83	1.10	(6.58)	0.71	4.73

Total from investment operations	3.98	(0.02)	1.91	1.21	(6.38)	0.77	4.81
Distributions to shareholders from
Net investment income	(0.09)	(0.08)	(0.06)	(0.18)	(0.06)	(0.08)	0.00
Net realized gains	0.00	0.00	0.00	0.00	(4.11)	(2.66)	(1.74)

Total distributions to shareholders	(0.09)	(0.08)	(0.06)	(0.18)	(4.17)	(2.74)	(1.74)
Net asset value, end of period	$18.01	$14.12	$14.22	$12.37	$11.34	$21.89	$23.86
Total return[4]	28.28%	(0.19)%	15.39%	11.09%	(34.87)%	3.12%	24.60%
Ratios to average net assets (annualized)
Gross expenses	1.45%	1.42%	1.49%	1.56%	1.47%	1.36%	1.40%
Net expenses	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income	0.66%	0.42%	0.64%	1.01%	1.30%	0.26%	0.35%
Supplemental data
Portfolio turnover rate	11%	44%	23%	47%	31%	56%	39%
Net assets, end of period (000’s omitted)	$94,855	$80,622	$120,364	$163,708	$185,541	$634,872	$611,237

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Effective June 20, 2008, Class D was renamed Investor Class.

3.	Calculated based upon average shares outstanding

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage C&B Mid Cap Value Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage C&B Mid Cap Value Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage C&B Mid Cap Value Fund	21

by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

For Wells Fargo Advantage Funds that participated in securities lending activity prior to February 13, 2009, certain structured investment vehicles purchased in a joint account by the former securities lending agent defaulted or were impaired. Certain of the Wells Fargo Advantage Funds still hold ownership interest in these structured investment vehicles, which have since been restructured as pass-through securities. If the Fund holds an ownership interest in such pass-through securities, information regarding this ownership interest can be found in the Portfolio of Investments under the category “Other”.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of September 30, 2011, the Fund had net capital loss carryforwards, which are available to offset future net realized capital gains, in the amount of $149,733,231 with $66,442,910 expiring in 2016, $64,071,649 expiring in 2017 and $19,218,672 expiring in 2018.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All

22	Wells Fargo Advantage C&B Mid Cap Value Fund	Notes to Financial Statements (Unaudited)

shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$153,811,870	$0	$0	$153,811,870

Other	0	0	780,510	780,510

Short-term investments
Investment companies	6,160,275	33,968,900	0	40,129,175
	$159,972,145	$33,968,900	$780,510	$194,721,555

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended March 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.70% and declining to 0.60% as the average daily net assets of the Fund increase. For the six months ended March 31, 2012, the advisory fee was equivalent to an annual rate of 0.70% of the Fund’s average daily net assets.

Funds Management has retained the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Cooke & Bieler, L.P., is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage C&B Mid Cap Value Fund	23

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.33

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.20% for Class A, 1.95% for Class B, 1.95% for Class C, 1.15% for Administrator Class, 0.90% for Institutional Class and 1.25% for Investor Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended March 31, 2012, Wells Fargo Funds Distributor, LLC received $345 from the sale of Class A shares and $381 and $41 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities, for the six months ended March 31, 2012 were $15,171,028 and $28,020,472, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended March 31, 2012, the Fund paid $151 in commitment fees.

For the six months ended March 31, 2012, there were no borrowings by the Fund under the agreement.

24	Wells Fargo Advantage C&B Mid Cap Value Fund	Notes to Financial Statements (Unaudited)

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210 Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update’s adoption on the Fund’s financial statement disclosures.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

Other Information (Unaudited)	Wells Fargo Advantage C&B Mid Cap Value Fund	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Advantage C&B Mid Cap Value Fund	Other Information (Unaudited)

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 137 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage C&B Mid Cap Value Fund	27

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

28	Wells Fargo Advantage C&B Mid Cap Value Fund	Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 29-30, 2012 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage C&B Mid Cap Value Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Cooke & Bieler, L.P. (“Cooke & Bieler”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Cooke & Bieler are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Cooke & Bieler and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

In providing information to the Board, Funds Management was guided by a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf at the start of the Board’s annual contract renewal process earlier in 2012. In approving the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee likely attributed different weights to various factors.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Cooke & Bieler under the Advisory Agreements. The Board also received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Cooke & Bieler, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Cooke & Bieler. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Cooke & Bieler about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Cooke & Bieler supported the re-approval of the Advisory Agreements. Although the Board considered the continuation of the Advisory Agreements for the Fund as part of the larger process of considering the continuation of the advisory agreements for all of the funds in the complex, its decision to continue the Advisory Agreements for the Fund was ultimately made on a fund-by-fund basis.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2011. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund, and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe. The Board

Other Information (Unaudited)	Wells Fargo Advantage C&B Mid Cap Value Fund	29

noted that, except for the three- and five-year period, the performance of the Fund was higher than or in range of the median performance of the Universe for the other periods under review. The Board also noted that the Fund’s performance results warranted further discussion. As part of its further review, the Board received an analysis of, and discussed factors contributing to, the underperformance of the Fund relative to the Universe. The Board received a report that noted a portfolio manager change occurred in December 2011. The Board was satisfied that Funds Management was taking appropriate actions with respect to the Fund’s investment performance.

The Board received and considered information regarding the Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund’s Expense Group. The Board noted that the net operating expense ratios of the Fund were lower than or in range of the Fund’s Expense Group’s median net operating expense ratios.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Cooke & Bieler for investment sub-advisory services (the “Sub-Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the “Net Advisory Rate”).

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate with those of other funds in the Fund’s Expense Group median. The Board noted that the Advisory Agreement Rate and Net Advisory Rate for the Fund were in range of the median rates for the Fund’s Expense Group, except for the Investor and A share classes. The Board further noted that Funds Management had agreed to continue and, with respect to the Investor class, reduce contractual fee cap arrangements for the Fund designed to lower the Fund’s expenses.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fees to Cooke & Bieler for sub-advisory services. The Board also considered this amount in comparison to the median amount paid by a sub-advised expense Universe that was determined by Lipper to be similar to the Fund.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Cooke & Bieler to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

The Board determined that the Advisory Agreement Rate for the Fund, both with and without an administration fee rate and before and after waivers, was reasonable in light of the Fund’s Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was reasonable in light of the services covered by the sub-advisory agreement, the sub-advised expense information provided by Lipper, and other information provided.

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Fund. It considered that the information provided to

30	Wells Fargo Advantage C&B Mid Cap Value Fund	Other Information (Unaudited)

it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of the Fund’s Advisory Agreement Rate in isolation. It noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability reported by Funds Management was not unreasonable.

The Board did not consider separate profitability information with respect to Cooke & Bieler, which is not affiliated with Funds Management. The Board considered that the sub-advisory fees paid to Cooke & Bieler had been negotiated by Funds Management on an arm’s-length basis and that Cooke & Bieler’s profitability from its relationship with the Fund was not a material factor in determining whether to renew the sub-advisory agreement.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would have on-going opportunities to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale, if any, with the Fund. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and Cooke & Bieler

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates and Cooke & Bieler as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Cooke & Bieler with the Fund and benefits potentially derived from an increase in Funds Management’s and Cooke & Bieler’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates or Cooke & Bieler).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Fund’s shares, including the channels through which the Fund’s shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Cooke & Bieler annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations	Wells Fargo Advantage C&B Mid Cap Value Fund	31

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

208987 05-12 SA228/SAR228 3-12

Wells Fargo Advantage Common Stock Fund

Semi-Annual Report

March 31, 2012

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $213 billion in assets under management, as of March 31, 2012.

Equity Funds
Asia Pacific Fund	Equity Value Fund	Precious Metals Fund
C&B Large Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Mid Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
Capital Growth Fund	Index Fund	Small Cap Value Fund
Common Stock Fund	International Equity Fund	Small Company Growth Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Value Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Common Stock Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The period was marked by increased confidence that the U.S. economy was staging a fragile recovery, offset by continued concerns about the possible effect on the global economy of the ongoing European sovereign debt crisis—which began in Greece and later spread to the larger economies of Italy and Spain.

In contrast to worrisome data from the eurozone, U.S. economic data remained moderately positive.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Common Stock Fund for the six-month period that ended March 31, 2012. The period was marked by increased confidence that the U.S. economy was staging a fragile recovery, offset by continued concerns about the possible effect on the global economy of the ongoing European sovereign debt crisis—which began in Greece and later spread to the larger economies of Italy and Spain. U.S. stock indexes posted solid gains for the period.

Macroeconomic optimism faded as global growth slowed and worries rose.

Prior to the reporting period, investors worried that the global economy was returning to a recession. Although second quarter U.S. gross domestic product (GDP) grew at a 1.3% annual rate, it was below the levels set in 2010 and seemed to confirm that the economy had slowed from its previous pace. Moreover, the drawn-out political debate over the raising of the U.S. debt ceiling reduced confidence that the national government would be able to work together to address the country’s problems. Partly as a result, Standard & Poor’s rating service downgraded U.S. long-term debt from AAA to AA+1 in August 2011.

Throughout the six-month period, concerns about the eurozone sovereign debt situation returned to center stage. Investors became increasingly concerned that Greece would default on its debt, a scenario that only seemed more likely as eurozone leaders began to openly discuss a “voluntary” haircut on Greek debt for private investors. Because many eurozone banks owned Greek debt and many U.S. banks had financial ties to eurozone banks, investors worried about the effect of such an event on the financial systems and the global economy. In October 2011, market participants turned their attention to the debt burdens of Italy—which also had its credit rating downgraded by Standard & Poor’s—because even though it had a relatively modest budget deficit, it had a high amount of outstanding debt and a stagnant economy. French banks were heavily exposed to Italian debt, so Italy’s woes led to fears of a state bailout of French banks and a resulting increase in France’s required expenditures.

After months of rumors and worries, the Greek credit crisis was finally addressed in March 2012 when the country came to an agreement with its creditors allowing it to write down the principal on most of its bonds in exchange for increased financial austerity. By the end of the reporting period, the Greek agreement, combined with unprecedented support for eurozone banks by the European Central Bank (ECB), seemed to calm investor concerns, at least temporarily.

The U.S. economy reported relatively solid news.

In contrast to worrisome data from the eurozone, U.S. economic data remained moderately positive. After disappointing reports for first and second quarter GDP growth, reported GDP came in at a 1.8% annualized rate in the third quarter of 2011, and then accelerated to a 3.0% annualized rate in the fourth quarter. The major banks appeared to have taken steps toward repairing their balance sheets; in March, the Federal Reserve (Fed) announced that 15 of the 19 major banks had passed a “stress test,” in which the Fed attempted to gauge whether the banks could survive a severe recession that included a 50% drop in the stock market and a 21% percent decline in housing prices.

1.	The ratings indicated are from Standard & Poor’s. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

Letter to Shareholders	Wells Fargo Advantage Common Stock Fund	3

Bank stocks rebounded strongly after the Fed released details of the stress test, but all major market sectors rallied as investors became increasingly confident that the U.S. would not return to recession. Small-cap stocks modestly outperformed large-cap stocks, and growth stocks outperformed value stocks by an even smaller margin.

Central banks continued to provide stimulus.

Throughout the reporting period, the Federal Open Market Committee (FOMC) kept its key interest rates effectively at zero in order to support the economy and financial system. In the second quarter of 2011, the Fed completed its second round of monetary stimulus, in which it had planned to purchase $600 billion in long-term U.S. Treasuries as well as reinvest an additional $250 billion to $300 billion in Treasuries with the proceeds from earlier investments. Even though the Fed seemed to rule out further monetary stimulus, it remained accommodative. In early August 2011, in response to extreme market volatility and signs of a weakening economy, the Fed announced its intention to keep interest rates low until at least late 2014.

At the beginning of the period, the ECB had a key rate of 1.50%, which it had raised in early 2011 in an attempt to keep inflation in check. However, in response to weakness in the southern European economies, the ECB lowered its key rate to 1.25% in November and to 1.0% in December. In August, after a sell-off in the sovereign debts of Spain and Italy, the ECB announced plans to purchase the debt of those countries in exchange for increased deficit reduction. The ECB also continued to provide virtually unlimited liquidity for banks, announcing a long-term refinancing operation (LTRO) in December through which it provided low cost, three-year loans to lenders.

We use time-tested investment strategies, even as many variables are at work in the market.

The full effect of the credit crisis remains unknown. Elevated unemployment and debt defaults continue to pressure consumers and businesses alike.

In our experience strict adherence to time-tested investment strategies has its rewards. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, we believe it helps in managing risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage Common Stock Fund	Letter to Shareholders

Notice to Shareholders

The Board of Trustees for Wells Fargo Advantage Funds has unanimously approved the following modifications to certain net asset value (NAV) waiver privileges and commission schedules:

■	Effective May 1, 2012, automatic investment plan (AIP) purchases and proceeds received from systematic withdrawals will no longer qualify for NAV repurchase privileges.

■

Effective May 1, 2012, discretionary rights to waive the upfront commission for Class C and “jumbo” Class A share purchases will no longer be granted to broker/dealers. However, we will continue to waive the Class C shares contingent deferred sales charge for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

■

Effective July 31, 2012, NAV purchase privileges for former Evergreen Class IS and Class R shareholders are being modified to remove the ability to purchase Class A shares at NAV unless those shares are held directly with the Fund on or after July 31, 2012.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

Performance Highlights (Unaudited)	Wells Fargo Advantage Common Stock Fund	5

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

Ann M. Miletti

FUND INCEPTION

December 29, 1989

TEN LARGEST EQUITY HOLDINGS[1] (AS OF MARCH 31, 2012)
Grand Canyon Education Incorporated	2.22%
CapitalSource Incorporated	1.92%
Wabash National Corporation	1.78%
Parexel International Corporation	1.66%
SPX Corporation	1.60%
Express Incorporated	1.53%
Hologic Incorporated	1.46%
Mohawk Industries Incorporated	1.42%
Steelcase Incorporated	1.40%
Red Hat Incorporated	1.38%

SECTOR DISTRIBUTION[2] (AS OF MARCH 31, 2012)

1.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

2.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Common Stock Fund	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF MARCH 31, 2012)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (SCSAX)	11/30/2000	22.35	(2.72)	4.52	7.27	29.84	3.24	5.76	7.90	1.31%	1.27%
Class B (SCSKX)**	11/30/2000	24.33	(2.50)	4.62	7.32	29.33	2.50	4.95	7.32	2.06%	2.02%
Class C (STSAX)	11/30/2000	28.41	1.50	4.96	7.07	29.41	2.50	4.96	7.07	2.06%	2.02%
Administrator Class (SCSDX)	07/30/2010					29.97	3.47	5.82	7.93	1.15%	1.11%
Institutional Class (SCNSX)	07/30/2010					30.12	3.70	5.91	7.97	0.88%	0.88%
Investor Class (STCSX)	12/29/1989					29.88	3.26	5.73	7.96	1.38%	1.30%
Russell 2500TM Index[6]						29.39	1.33	3.03	7.49

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Historical performance shown for the Administrator Class and Institutional Class shares prior to their inception reflects the performance of the Class A shares, and includes the higher expenses applicable to the Class A shares. If these expenses had not been included, the returns would be higher.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through January 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.26% for Class A, 2.01% for Class B, 2.01% for Class C, 1.10% for Administrator Class, 0.90% for Institutional Class and 1.29% for Investor Class. Without this cap, the Fund’s returns would have been lower.

6.

The Russell 2500TM Index measures the performance of the 2,500 smallest companies in the Russell 3000® Index, which represents approximately 16% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

Fund Expenses (Unaudited)	Wells Fargo Advantage Common Stock Fund	7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2011 to March 31, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10-01-2011	Ending Account Value 03-31-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,298.41	$7.24	1.26%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.36	1.26%
Class B
Actual	$1,000.00	$1,293.27	$11.52	2.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.95	$10.13	2.01%
Class C
Actual	$1,000.00	$1,294.12	$11.53	2.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.95	$10.13	2.01%
Administrator Class
Actual	$1,000.00	$1,299.70	$6.09	1.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.35	1.06%
Institutional Class
Actual	$1,000.00	$1,301.24	$5.01	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.65	$4.39	0.87%
Investor Class
Actual	$1,000.00	$1,298.76	$7.41	1.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.55	$6.51	1.29%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8	Wells Fargo Advantage Common Stock Fund	Portfolio of Investments—March 31, 2012 (Unaudited)

Security Name	Shares	Value

Common Stocks: 95.38%

Consumer Discretionary: 19.12%

Auto Components: 0.59%
BorgWarner Incorporated «†	82,036	$6,918,916

Diversified Consumer Services: 3.36%
Capella Education Company †	373,982	13,444,653
Grand Canyon Education Incorporated †	1,475,570	26,206,123

		39,650,776

Hotels, Restaurants & Leisure: 1.11%
Royal Caribbean Cruises Limited	444,180	13,072,217

Household Durables: 1.42%
Mohawk Industries Incorporated †	250,951	16,690,751

Internet & Catalog Retail: 1.14%
Liberty Media Corporation Interactive Series A †	706,017	13,477,865

Media: 4.91%
Cablevision Systems Corporation New York Group Class A	746,000	10,951,280
Interpublic Group of Companies Incorporated	1,350,646	15,410,871
Scripps Networks Interactive Incorporated	331,000	16,116,390
Time Warner Cable Incorporated	189,808	15,469,352

		57,947,893

Specialty Retail: 6.59%
Ann Incorporated †	561,074	16,069,159
Children’s Place Retail Stores Incorporated «†	174,823	9,033,104
Express Incorporated †	721,300	18,018,074
PetSmart Incorporated	269,540	15,423,079
Tractor Supply Company	98,124	8,886,109
Urban Outfitters Incorporated «†	351,213	10,223,810

		77,653,335

Consumer Staples: 1.34%

Household Products: 1.34%
Church & Dwight Company Incorporated	321,016	15,790,777

Energy: 7.00%

Energy Equipment & Services: 3.58%
Cameron International Corporation †	305,000	16,113,150
Helmerich & Payne Incorporated «	217,000	11,707,150
Noble Corporation «	386,449	14,480,244

		42,300,544

Oil, Gas & Consumable Fuels: 3.42%
Forest Oil Corporation †	1,111,238	13,468,205
Newfield Exploration Company †	397,637	13,790,051

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—March 31, 2012 (Unaudited)	Wells Fargo Advantage Common Stock Fund	9

Security Name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Plains Exploration & Product Company †	305,827	$13,043,522

		40,301,778

Financials: 17.30%

Capital Markets: 2.33%
Greenhill & Company Incorporated «	264,829	11,557,138
Waddell & Reed Financial Incorporated «	490,141	15,885,470

		27,442,608

Commercial Banks: 3.96%
CapitalSource Incorporated	3,432,000	22,651,200
City National Corporation	277,299	14,549,879
MB Financial Incorporated	453,000	9,508,470

		46,709,549

Diversified Financial Services: 1.18%
NBH Holdings Corporation Class A †144A(a)	572,000	9,295,000
NBH Holdings Corporation †(a)	283,000	4,598,750

		13,893,750

Insurance: 4.77%
Arch Capital Group Limited †	356,608	13,280,082
CNO Financial Group Incorporated †	1,969,606	15,323,535
Reinsurance Group of America Incorporated	208,873	12,421,677
RenaissanceRe Holdings Limited	201,190	15,236,119

		56,261,413

REITs: 5.06%
BioMed Realty Trust Incorporated	702,614	13,335,614
Campus Crest Communities Incorporated	916,000	10,680,560
DuPont Fabros Technology Incorporated «	601,896	14,716,357
Hersha Hospitality Trust	2,737,361	14,945,991
Mid-America Apartment Communities Incorporated	89,387	5,991,611

		59,670,133

Health Care: 8.17%

Health Care Equipment & Supplies: 5.21%
CareFusion Corporation †	598,000	15,506,140
DENTSPLY International Incorporated «	356,997	14,326,290
Hologic Incorporated †	799,000	17,218,450
Varian Medical Systems Incorporated «†	207,866	14,334,439

		61,385,319

Health Care Providers & Services: 1.30%
Universal Health Services Class B	365,480	15,317,267

Life Sciences Tools & Services: 1.66%
Parexel International Corporation †	726,684	19,598,667

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Common Stock Fund	Portfolio of Investments—March 31, 2012 (Unaudited)

Security Name	Shares	Value

Industrials: 15.22%

Aerospace & Defense: 0.31%
Spirit AeroSystems Holdings Incorporated †	148,551	$3,633,557

Airlines: 1.76%
Alaska Air Group Incorporated †	368,000	13,181,760
United Continental Holdings Incorporated «†	352,000	7,568,000

		20,749,760

Commercial Services & Supplies: 3.79%
Herman Miller Incorporated «	530,000	12,168,800
Republic Services Incorporated	522,000	15,952,320
Steelcase Incorporated «	1,723,600	16,546,560

		44,667,680

Electrical Equipment: 1.18%
AMETEK Incorporated	287,357	13,939,688

Machinery: 4.59%
Pentair Incorporated «	299,064	14,238,437
SPX Corporation	244,000	18,917,320
Wabash National Corporation †	2,023,047	20,938,536

		54,094,293

Road & Rail: 2.56%
Avis Budget Group Incorporated †	1,100,451	15,571,382
Ryder System Incorporated	277,710	14,663,088

		30,234,470

Trading Companies & Distributors: 1.03%
GATX Corporation «	303,000	12,210,900

Information Technology: 20.13%

Communications Equipment: 1.22%
Riverbed Technology Incorporated †	513,115	14,408,269

Computers & Peripherals: 0.87%
Diebold Incorporated	266,197	10,253,908

Electronic Equipment, Instruments & Components: 3.81%
Ingram Micro Incorporated Class A †	778,480	14,448,589
Molex Incorporated Class A	646,057	15,150,037
Trimble Navigation Limited †	282,697	15,384,371

		44,982,997

IT Services: 5.58%
Alliance Data Systems Corporation «†	94,131	11,856,741
Amdocs Limited †	429,000	13,547,820
Cognizant Technology Solutions Corporation Class A †	173,000	13,312,350

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—March 31, 2012 (Unaudited)	Wells Fargo Advantage Common Stock Fund	11

Security Name	Shares	Value

IT Services (continued)
Gartner Incorporated †	326,000	$13,900,640
Global Payments Incorporated	276,532	13,126,974

		65,744,525

Semiconductors & Semiconductor Equipment: 3.90%
Integrated Device Technology Incorporated †	2,172,000	15,529,800
ON Semiconductor Corporation †	1,785,000	16,082,850
Xilinx Incorporated	395,000	14,389,850

		46,002,500

Software: 4.75%
Activision Blizzard Incorporated «	946,000	12,127,720
Ansys Incorporated «†	200,250	13,020,255
Nuance Communications Incorporated «†	571,700	14,624,086
Red Hat Incorporated †	271,500	16,260,135

		56,032,196

Materials: 5.84%

Chemicals: 1.19%
International Flavors & Fragrances Incorporated	240,000	14,064,000

Containers & Packaging: 2.46%
Crown Holdings Incorporated †	397,000	14,621,510
Packaging Corporation of America	485,956	14,379,438

		29,000,948

Metals & Mining: 2.19%
Agnico-Eagle Mines Limited	213,500	7,126,630
Royal Gold Incorporated	106,127	6,921,603
Steel Dynamics Incorporated	804,326	11,694,900

		25,743,133

Telecommunication Services: 1.26%

Diversified Telecommunication Services: 1.26%
Time Warner Telecom Incorporated «†	670,632	14,861,205

Total Common Stocks (Cost $824,765,338)		1,124,707,587

	Principal

Other: 0.27%
Gryphon Funding Limited, Pass-Through Entity (a)(v)(i)	$4,204,277	1,177,197
VFNC Corporation, Pass-Through Entity, 0.24% 144A(a)(v)(i)±	4,651,913	1,953,803

Total Other (Cost $1,282,040)		3,131,000

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Common Stock Fund	Portfolio of Investments—March 31, 2012 (Unaudited)

Security Name	Yield	Shares	Value

Short-Term Investments: 15.39%

Investment Companies: 15.39%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10%	51,016,220	$51,016,220
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.18	130,523,038	130,523,038

Total Short-Term Investments (Cost $181,539,258)			181,539,258

Total Investments in Securities
(Cost $1,007,586,636) *	111.04%	1,309,377,845
Other Assets and Liabilities, Net	(11.04)	(130,131,991)

Total Net Assets	100.00%	$1,179,245,854

«	All or a portion of this security is on loan.

†	Non-income earning security

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(v)	Security represents investment of cash collateral received from securities on loan.

(i)	Illiquid security

±	Variable rate investment

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $1,022,007,378 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$296,810,709
Gross unrealized depreciation	(9,440,242)

Net unrealized appreciation	$287,370,467

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—March 31, 2012 (Unaudited)	Wells Fargo Advantage Common Stock Fund	13

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$1,127,838,587
In affiliated securities, at value (see cost below)	181,539,258

Total investments, at value (see cost below)	1,309,377,845
Receivable for investments sold	2,447,779
Receivable for Fund shares sold	1,009,134
Receivable for dividends	1,495,062
Receivable for securities lending income	13,132
Prepaid expenses and other assets	26,148

Total assets	1,314,369,100

Liabilities
Payable for investments purchased	722,460
Payable for Fund shares redeemed	1,309,916
Payable upon receipt of securities loaned	131,805,078
Advisory fee payable	667,966
Distribution fees payable	14,734
Due to other related parties	354,349
Accrued expenses and other liabilities	248,743

Total liabilities	135,123,246

Total net assets	$1,179,245,854

NET ASSETS CONSIST OF
Paid-in capital	$858,805,692
Undistributed net investment loss	(1,058,382)
Accumulated net realized gains on investments	19,707,335
Net unrealized gains on investments	301,791,209

Total net assets	$1,179,245,854

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$215,102,713
Shares outstanding – Class A	10,314,495
Net asset value per share – Class A	$20.85
Maximum offering price per share – Class A2	$22.12
Net assets – Class B	$1,256,821
Shares outstanding – Class B	68,124
Net asset value per share – Class B	$18.45
Net assets – Class C	$21,345,326
Shares outstanding – Class C	1,157,135
Net asset value per share – Class C	$18.45
Net assets – Administrator Class	$20,218,761
Shares outstanding – Administrator Class	966,831
Net asset value per share – Administrator Class	$20.91
Net assets – Institutional Class	$73,646,199
Shares outstanding – Institutional Class	3,507,671
Net asset value per share – Institutional Class	$21.00
Net assets – Investor Class	$847,676,034
Shares outstanding – Investor Class	39,787,607
Net asset value per share – Investor Class	$21.31

Investments in unaffiliated securities, at cost	$826,047,378

Investments in affiliated securities, at cost	$181,539,258

Total investments, at cost	$1,007,586,636

Securities on loan, at value	$128,797,367

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Common Stock Fund	Statement of Operations—March 31, 2012 (Unaudited)

Investment income
Dividends	$5,701,429
Securities lending income, net	120,747
Income from affiliated securities	25,059

Total investment income	5,847,235

Expenses
Advisory fee	3,875,665
Administration fees
Fund level	269,498
Class A	240,894
Class B	1,756
Class C	26,134
Administrator Class	10,163
Institutional Class	14,234
Investor Class	1,345,286
Shareholder servicing fees
Class A	231,629
Class B	1,688
Class C	25,129
Administrator Class	19,826
Investor Class	1,016,670
Distribution fees
Class B	5,065
Class C	75,387
Custody and accounting fees	31,727
Professional fees	18,786
Registration fees	37,448
Shareholder report expenses	53,233
Trustees’ fees and expenses	7,913
Other fees and expenses	2,918

Total expenses	7,311,049
Less: Fee waivers and/or expense reimbursements	(405,432)

Net expenses	6,905,617

Net investment loss	(1,058,382)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	33,991,287
Net change in unrealized gains (losses) on investments	242,074,783

Net realized and unrealized gains (losses) on investments	276,066,070

Net increase in net assets resulting from operations	$275,007,688

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Common Stock Fund	15

	Six Months Ended March 31, 2012 (Unaudited)		Year Ended September 30, 2011

Operations
Net investment loss		$(1,058,382)		$(3,148,426)
Net realized gains on investments		33,991,287		75,995,759
Net change in unrealized gains (losses) on investments		242,074,783		(128,495,541)

Net increase (decrease) in net assets resulting from operations		275,007,688		(55,648,208)

Distributions to shareholders from
Net realized gains
Class A		(11,099,363)		(1,404,311)
Class B		(93,074)		(69,802)
Class C		(1,417,106)		(275,410)
Administrator Class		(1,290,310)		(367,463)
Institutional Class		(1,221,970)		(27,553)
Investor Class		(50,921,053)		(10,251,225)

Total distributions to shareholders		(66,042,876)		(12,395,764)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,246,157	43,598,687	6,090,833	124,471,269
Class B	4,636	82,346	18,209	332,389
Class C	53,339	918,360	284,610	5,194,168
Administrator Class	71,121	1,365,376	1,855,833	35,929,881
Institutional Class	2,797,799	55,502,997	1,069,310	21,868,363
Investor Class	842,866	16,576,207	4,638,350	95,106,351

		118,043,973		282,902,421

Reinvestment of distributions
Class A	593,442	10,960,870	68,402	1,359,826
Class B	5,433	88,990	3,729	66,793
Class C	73,222	1,199,381	12,959	232,092
Administrator Class	55,926	1,035,183	14,807	294,511
Institutional Class	49,167	913,022	1,384	27,553
Investor Class	2,603,273	49,123,785	486,118	9,863,325

		63,321,231		11,844,100

Payment for shares redeemed
Class A	(1,498,504)	(29,232,326)	(3,971,644)	(77,483,331)
Class B	(49,723)	(842,769)	(601,505)	(10,853,568)
Class C	(134,441)	(2,334,315)	(226,229)	(4,113,863)
Administrator Class	(268,594)	(5,244,318)	(762,834)	(15,765,307)
Institutional Class	(295,507)	(5,906,689)	(132,421)	(2,703,097)
Investor Class	(5,006,516)	(100,216,341)	(4,774,766)	(97,697,974)

		(143,776,758)		(208,617,140)

Net increase in net assets resulting from capital share transactions		37,588,446		86,129,381

Total increase in net assets		246,553,258		18,085,409

Net assets
Beginning of period		932,692,596		914,607,187

End of period		$1,179,245,854		$932,692,596

Undistributed net investment loss		$(1,058,382)		$0

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Common Stock Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Year Ended October 31,
Class A		2011	2010[1]	2009	2008		2007	2006
Net asset value, beginning of period	$17.15	$18.20	$15.10	$12.26	$22.66		$23.84	$22.97
Net investment income (loss)	(0.02)	(0.06)	(0.04)	0.02 [2]	0.00	[2],[3]	(0.05)[2]	(0.03)[2]
Net realized and unrealized gains (losses) on investments	4.98	(0.74)	3.16	2.82	(6.68)		3.98	4.08

Total from investment operations	4.96	(0.80)	3.12	2.84	(6.68)		3.93	4.05
Distributions to shareholders from
Net investment income	0.00	0.00	(0.02)	0.00	(0.10)		0.00	0.00
Net realized gains	(1.26)	(0.25)	0.00	0.00	(3.61)		(5.11)	(3.18)
Tax basis return of capital	0.00	0.00	0.00	0.00	(0.01)		0.00	0.00

Total distributions to shareholders	(1.26)	(0.25)	(0.02)	0.00	(3.72)		(5.11)	(3.18)
Net asset value, end of period	$20.85	$17.15	$18.20	$15.10	$12.26		$22.66	$23.84
Total return[4]	29.84%	(4.61)%	20.80%	23.08%	(34.55)%		19.74%	19.11%
Ratios to average net assets (annualized)
Gross expenses	1.31%	1.30%	1.33%	1.37%	1.34%		1.37%	1.34%
Net expenses	1.26%	1.26%	1.26%	1.26%	1.29%		1.31%	1.31%
Net investment income (loss)	(0.17)%	(0.24)%	(0.25)%	0.19%	0.03%		(0.25)%	(0.15)%
Supplemental data
Portfolio turnover rate	17%	41%	47%	58%	81%		58%	56%
Net assets, end of period (000’s omitted)	$215,103	$153,921	$123,495	$112,900	$88,049		$62,456	$64,915

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Common Stock Fund	17

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Year Ended October 31,
Class B		2011	2010[1]	2009	2008	2007	2006
Net asset value, beginning of period	$15.35	$16.44	$13.71	$11.23	$21.10	$22.67	$22.13
Net investment loss	(0.08)[2]	(0.20)[2]	(0.14)[2]	(0.06)[2]	(0.12)[2]	(0.20)[2]	(0.20)[2]
Net realized and unrealized gains (losses) on investments	4.44	(0.64)	2.87	2.54	(6.14)	3.74	3.92

Total from investment operations	4.36	(0.84)	2.73	2.48	(6.26)	3.54	3.72
Distributions to shareholders from
Net realized gains	(1.26)	(0.25)	0.00	0.00	(3.61)	(5.11)	(3.18)
Tax basis return of capital	0.00	0.00	0.00	0.00	(0.00)[3]	0.00	0.00

Total distributions to shareholders	(1.26)	(0.25)	0.00	0.00	(3.61)	(5.11)	(3.18)
Net asset value, end of period	$18.45	$15.35	$16.44	$13.71	$11.23	$21.10	$22.67
Total return[4]	29.33%	(5.29)%	19.91%	22.08%	(35.04)%	18.86%	18.23%
Ratios to average net assets (annualized)
Gross expenses	2.05%	2.05%	2.08%	2.12%	2.11%	2.12%	2.09%
Net expenses	2.01%	2.01%	2.01%	2.01%	2.06%	2.06%	2.06%
Net investment loss	(0.97)%	(1.13)%	(1.02)%	(0.51)%	(0.76)%	(1.00)%	(0.90)%
Supplemental data
Portfolio turnover rate	17%	41%	47%	58%	81%	58%	56%
Net assets, end of period (000’s omitted)	$1,257	$1,655	$11,302	$12,487	$14,449	$31,415	$34,205

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Common Stock Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Year Ended October 31,
Class C		2011	2010[1]	2009	2008	2007	2006
Net asset value, beginning of period	$15.35	$16.44	$13.71	$11.23	$21.09	$22.67	$22.13
Net investment loss	(0.09)	(0.18)[2]	(0.14)[2]	(0.06)[2]	(0.12)[2]	(0.20)[2]	(0.20)[2]
Net realized and unrealized gains (losses) on investments	4.45	(0.66)	2.87	2.54	(6.13)	3.73	3.92

Total from investment operations	4.36	(0.84)	2.73	2.48	(6.25)	3.53	3.72
Distributions to shareholders from
Net realized gains	(1.26)	(0.25)	0.00	0.00	(3.61)	(5.11)	(3.18)
Tax basis return of capital	0.00	0.00	0.00	0.00	(0.00)[3]	0.00	0.00

Total distributions to shareholders	(1.26)	(0.25)	0.00	0.00	(3.61)	(5.11)	(3.18)
Net asset value, end of period	$18.45	$15.35	$16.44	$13.71	$11.23	$21.09	$22.67
Total return[4]	29.41%	(5.35)%	20.00%	21.99%	(35.00)%	18.82%	18.24%
Ratios to average net assets (annualized)
Gross expenses	2.06%	2.05%	2.08%	2.12%	2.10%	2.12%	2.09%
Net expenses	2.01%	2.01%	2.01%	2.01%	2.06%	2.06%	2.06%
Net investment loss	(0.93)%	(1.01)%	(1.01)%	(0.56)%	(0.76)%	(1.00)%	(0.90)%
Supplemental data
Portfolio turnover rate	17%	41%	47%	58%	81%	58%	56%
Net assets, end of period (000’s omitted)	$21,345	$17,887	$17,976	$11,750	$9,692	$18,501	$18,885

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Common Stock Fund	19

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,
Administrator Class		2011	2010[1]
Net asset value, beginning of period	$17.18	$18.20	$17.49
Net investment income (loss)	0.01	(0.01)[2]	0.01 [2]
Net realized and unrealized gains (losses) on investments	4.98	(0.76)	0.70

Total from investment operations	4.99	(0.77)	0.71
Distributions to shareholders from
Net realized gains	(1.26)	(0.25)	0.00
Net asset value, end of period	$20.91	$17.18	$18.20
Total return[3]	29.97%	(4.44)%	4.06%
Ratios to average net assets (annualized)
Gross expenses	1.09%	1.10%	1.18%
Net expenses	1.06%	1.09%	1.07%
Net investment income (loss)	0.00%[4]	(0.05)%	0.19%
Supplemental data
Portfolio turnover rate	17%	41%	47%
Net assets, end of period (000’s omitted)	$20,219	$19,044	$10

1.	For the period from July 30, 2010 (commencement of class operations) to September 30, 2010

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

4.	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Common Stock Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,
Institutional Class		2011	2010[1]
Net asset value, beginning of period	$17.23	$18.21	$17.49
Net investment income	0.03 [2]	0.01	0.02 [2]
Net realized and unrealized gains (losses) on investments	5.00	(0.74)	0.70

Total from investment operations	5.03	(0.73)	0.72
Distributions to shareholders from
Net realized gains	(1.26)	(0.25)	0.00
Net asset value, end of period	$21.00	$17.23	$18.21
Total return[3]	30.12%	(4.22)%	4.12%
Ratios to average net assets (annualized)
Gross expenses	0.87%	0.87%	0.94%
Net expenses	0.87%	0.87%	0.89%
Net investment income	0.31%	0.29%	0.60%
Supplemental data
Portfolio turnover rate	17%	41%	47%
Net assets, end of period (000’s omitted)	$73,646	$16,475	$327

1.	For the period from July 30, 2010 (commencement of class operations) to September 30, 2010

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Common Stock Fund	21

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Year Ended October 31,
Investor Class		2011	2010[1]	2009	2008		2007	2006
Net asset value, beginning of period	$17.50	$18.57	$15.41	$12.53	$23.07		$24.18	$23.25
Net investment income (loss)	(0.02)	(0.06)	(0.05)[2]	0.02 [2]	0.00	2,[3]	(0.05)[2]	(0.03)[2]
Net realized and unrealized gains (losses) on investments	5.09	(0.76)	3.23	2.86	(6.81)		4.05	4.14

Total from investment operations	5.07	(0.82)	3.18	2.88	(6.81)		4.00	4.11
Distributions to shareholders from
Net investment income	0.00	0.00	(0.02)	0.00	(0.11)		0.00	0.00
Net realized gains	(1.26)	(0.25)	0.00	0.00	(3.61)		(5.11)	(3.18)
Tax basis return of capital	0.00	0.00	0.00	0.00	(0.01)		0.00	0.00

Total distributions to shareholders	(1.26)	(0.25)	(0.02)	0.00	(3.73)		(5.11)	(3.18)
Net asset value, end of period	$21.31	$17.50	$18.57	$15.41	$12.53		$23.07	$24.18
Total return[4]	29.88%	(4.62)%	20.73%	22.91%	(34.52)%		19.75%	19.14%
Ratios to average net assets (annualized)
Gross expenses	1.38%	1.36%	1.43%	1.47%	1.50%		1.54%	1.51%
Net expenses	1.29%	1.29%	1.29%	1.29%	1.29%		1.29%	1.29%
Net investment income (loss)	(0.21)%	(0.29)%	(0.30)%	0.17%	0.00%		(0.23)%	(0.13)%
Supplemental data
Portfolio turnover rate	17%	41%	47%	58%	81%		58%	56%
Net assets, end of period (000’s omitted)	$847,676	$723,711	$761,497	$657,333	$564,998		$1,057,463	$991,457

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Common Stock Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Common Stock Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Common Stock Fund	23

by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

For Wells Fargo Advantage Funds that participated in securities lending activity prior to February 13, 2009, certain structured investment vehicles purchased in a joint account by the former securities lending agent defaulted or were impaired. Certain of the Wells Fargo Advantage Funds still hold ownership interest in these structured investment vehicles, which have since been restructured as pass-through securities. If the Fund holds an ownership interest in such pass-through securities, information regarding this ownership interest can be found in the Portfolio of Investments under the category “Other”.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in

24	Wells Fargo Advantage Common Stock Fund	Notes to Financial Statements (Unaudited)

per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$1,110,813,837	$0	$13,893,750	$1,124,707,587

Other	0	0	3,131,000	3,131,000

Short-term investments
Investment companies	51,016,220	130,523,038	0	181,539,258
	$1,161,830,057	$130,523,038	$17,024,750	$1,309,377,845

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended March 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common stocks	Other	Total
Balance as of September 30, 2011	$13,435,100	$4,227,523	$17,662,623
Accrued discounts (premiums)	0	0	0
Realized gains (losses)	0	0	0
Change in unrealized gains (losses)	(579,138)	(508,996)	(1,088,134)
Purchases	1,037,788	0	1,037,788
Sales	0	(587,527)	(587,527)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance as of March 31, 2012	$13,893,750	$3,131,000	$17,024,750
Change in unrealized gains (losses) relating to securities still held at March 31, 2012	$(579,138)	$(819,340)	$(1,398,478)

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Common Stock Fund	25

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.75% and declining to 0.60% as the average daily net assets of the Fund increase. For the six months ended March 31, 2012, the advisory fee was equivalent to an annual rate of 0.72% of the Fund’s average daily net assets.

Funds Management has retained the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Wells Capital Management, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.33

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.26% for Class A, 2.01% for Class B, 2.01% for Class C, 1.10% for Administrator Class, 0.90% for Institutional Class and 1.29% for Investor Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended March 31, 2012, Wells Fargo Funds Distributor, LLC received $11,620 from the sale of Class A shares and $457, $163 and $390 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities, for the six months ended March 31, 2012 were $172,603,850 and $200,134,045, respectively.

26	Wells Fargo Advantage Common Stock Fund	Notes to Financial Statements (Unaudited)

6. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended March 31, 2012, the Fund paid $1,079 in commitment fees.

For the six months ended March 31, 2012, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210 Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update’s adoption on the Fund’s financial statement disclosures.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

Other Information (Unaudited)	Wells Fargo Advantage Common Stock Fund	27

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo Advantage Common Stock Fund	Other Information (Unaudited)

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 137 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage Common Stock Fund	29

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

30	Wells Fargo Advantage Common Stock Fund	Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 29-30, 2012 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Common Stock Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

In providing information to the Board, Funds Management and Wells Capital Management were guided by a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf at the start of the Board’s annual contract renewal process earlier in 2012. In approving the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee likely attributed different weights to various factors.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management supported the re-approval of the Advisory Agreements. Although the Board considered the continuation of the Advisory Agreements for the Fund as part of the larger process of considering the continuation of the advisory agreements for all of the funds in the complex, its decision to continue the Advisory Agreements for the Fund was ultimately made on a fund-by-fund basis.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2011. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund, and in comparison to the Fund’s

Other Information (Unaudited)	Wells Fargo Advantage Common Stock Fund	31

benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe. The Board noted that, except for the one-year period, the performance of the Fund was higher than the median performance of the Universe for all other periods under review. The Board also noted that the performance of the Fund was higher than its benchmark, the Lipper Mid-Cap Core Funds Index, for the periods under review.

The Board received and considered information regarding the Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund’s Expense Group. The Board noted that, except for the Investor class, the net operating expense ratios of the Fund were in range of or equal to the Fund’s Expense Group’s median net operating expense ratios. The Board received a report that provided further analysis of the expense results for the Fund’s Investor class, which showed that the Investor class had a higher small cap exposure compared to its Universe.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the “Net Advisory Rate”).

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate with those of other funds in the Fund’s Expense Group median. The Board noted that, except for Investor and A share classes, the Advisory Agreement Rate and Net Advisory Rate for the Fund were in range of the median rates for the Fund’s Expense Group. The Board received a report from Funds Management that noted, unlike the Fund, the Expense Group data did not include transfer agency expenses.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

The Board determined that the Advisory Agreement Rate for the Fund, both with and without an administration fee rate and before and after waivers, was reasonable in light of the Fund’s Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was reasonable in light of the services covered by the sub-advisory agreement, the sub-advised expense information provided by Lipper, and other information provided.

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Fund. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of the Fund’s Advisory Agreement Rate in isolation. It noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability reported by Funds Management was not unreasonable.

32	Wells Fargo Advantage Common Stock Fund	Other Information (Unaudited)

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would have on-going opportunities to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale, if any, with the Fund. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Fund’s shares, including the channels through which the Fund’s shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations	Wells Fargo Advantage Common Stock Fund	33

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

208988 05-12 SA229/SAR229 3-12

Wells Fargo Advantage Discovery FundSM

Semi-Annual Report

March 31, 2012

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $213 billion in assets under management, as of March 31, 2012.

Equity Funds
Asia Pacific Fund	Equity Value Fund	Precious Metals Fund
C&B Large Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Mid Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
Capital Growth Fund	Index Fund	Small Cap Value Fund
Common Stock Fund	International Equity Fund	Small Company Growth Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Value Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Discovery Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The period was marked by increased confidence that the U.S. economy was staging a fragile recovery, offset by continued concerns about the possible effect on the global economy of the ongoing European sovereign debt crisis—which began in Greece and later spread to the larger economies of Italy and Spain.

In contrast to worrisome data from the eurozone, U.S. economic data remained moderately positive.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Discovery Fund for the six-month period that ended March 31, 2012. The period was marked by increased confidence that the U.S. economy was staging a fragile recovery, offset by continued concerns about the possible effect on the global economy of the ongoing European sovereign debt crisis—which began in Greece and later spread to the larger economies of Italy and Spain. U.S. stock indexes posted solid gains for the period.

Macroeconomic optimism faded as global growth slowed and worries rose.

Prior to the reporting period, investors worried that the global economy was returning to a recession. Although second quarter U.S. gross domestic product (GDP) grew at a 1.3% annual rate, it was below the levels set in 2010 and seemed to confirm that the economy had slowed from its previous pace. Moreover, the drawn-out political debate over the raising of the U.S. debt ceiling reduced confidence that the national government would be able to work together to address the country’s problems. Partly as a result, Standard & Poor’s rating service downgraded U.S. long-term debt from AAA to AA+1 in August 2011.

Throughout the six-month period, concerns about the eurozone sovereign debt situation returned to center stage. Investors became increasingly concerned that Greece would default on its debt, a scenario that only seemed more likely as eurozone leaders began to openly discuss a “voluntary” haircut on Greek debt for private investors. Because many eurozone banks owned Greek debt and many U.S. banks had financial ties to eurozone banks, investors worried about the effect of such an event on the financial systems and the global economy. In October 2011, market participants turned their attention to the debt burdens of Italy—which also had its credit rating downgraded by Standard & Poor’s—because even though it had a relatively modest budget deficit, it had a high amount of outstanding debt and a stagnant economy. French banks were heavily exposed to Italian debt, so Italy’s woes led to fears of a state bailout of French banks and a resulting increase in France’s required expenditures.

After months of rumors and worries, the Greek credit crisis was finally addressed in March 2012 when the country came to an agreement with its creditors allowing it to write down the principal on most of its bonds in exchange for increased financial austerity. By the end of the reporting period, the Greek agreement, combined with unprecedented support for eurozone banks by the European Central Bank (ECB), seemed to calm investor concerns, at least temporarily.

The U.S. economy reported relatively solid news.

In contrast to worrisome data from the eurozone, U.S. economic data remained moderately positive. After disappointing reports for first and second quarter GDP growth, reported GDP came in at a 1.8% annualized rate in the third quarter of 2011, and then accelerated to a 3.0% annualized rate in the fourth quarter. The major banks appeared to have taken steps toward repairing their balance sheets; in March, the Federal Reserve (Fed) announced that 15 of the 19 major banks had passed a “stress test,” in which the Fed attempted to gauge whether the banks could survive a severe recession that included a 50% drop in the stock market and a 21% percent decline in housing prices.

1.	The ratings indicated are from Standard & Poor’s. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

Letter to Shareholders	Wells Fargo Advantage Discovery Fund	3

Bank stocks rebounded strongly after the Fed released details of the stress test, but all major market sectors rallied as investors became increasingly confident that the U.S. would not return to recession. Small-cap stocks modestly outperformed large-cap stocks, and growth stocks outperformed value stocks by an even smaller margin.

Central banks continued to provide stimulus.

Throughout the reporting period, the Federal Open Market Committee (FOMC) kept its key interest rates effectively at zero in order to support the economy and financial system. In the second quarter of 2011, the Fed completed its second round of monetary stimulus, in which it had planned to purchase $600 billion in long-term U.S. Treasuries as well as reinvest an additional $250 billion to $300 billion in Treasuries with the proceeds from earlier investments. Even though the Fed seemed to rule out further monetary stimulus, it remained accommodative. In early August 2011, in response to extreme market volatility and signs of a weakening economy, the Fed announced its intention to keep interest rates low until at least late 2014.

At the beginning of the period, the ECB had a key rate of 1.50%, which it had raised in early 2011 in an attempt to keep inflation in check. However, in response to weakness in the southern European economies, the ECB lowered its key rate to 1.25% in November and to 1.0% in December. In August, after a sell-off in the sovereign debts of Spain and Italy, the ECB announced plans to purchase the debt of those countries in exchange for increased deficit reduction. The ECB also continued to provide virtually unlimited liquidity for banks, announcing a long-term refinancing operation (LTRO) in December through which it provided low cost, three-year loans to lenders.

We use time-tested investment strategies, even as many variables are at work in the market.

The full effect of the credit crisis remains unknown. Elevated unemployment and debt defaults continue to pressure consumers and businesses alike.

In our experience strict adherence to time-tested investment strategies has its rewards. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, we believe it helps in managing risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage Discovery Fund	Letter to Shareholders

Notice to Shareholders

The Board of Trustees for Wells Fargo Advantage Funds has unanimously approved the following modifications to certain net asset value (NAV) waiver privileges and commission schedules:

■	Effective May 1, 2012, automatic investment plan (AIP) purchases and proceeds received from systematic withdrawals will no longer qualify for NAV repurchase privileges.

■

Effective May 1, 2012, discretionary rights to waive the upfront commission for Class C and “jumbo” Class A share purchases will no longer be granted to broker/dealers. However, we will continue to waive the Class C shares contingent deferred sales charge for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

■

Effective July 31, 2012, NAV purchase privileges for former Evergreen Class IS and Class R shareholders are being modified to remove the ability to purchase Class A shares at NAV unless those shares are held directly with the Fund on or after July 31, 2012.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

Performance Highlights (Unaudited)	Wells Fargo Advantage Discovery Fund	5

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Thomas J. Pence, CFA

Michael T. Smith, CFA

Chris Warner, CFA

FUND INCEPTION

December 31, 1987

TEN LARGEST EQUITY HOLDINGS[1] (AS OF MARCH 31, 2012)
Kansas City Southern	2.76%
Airgas Incorporated	2.65%
TransDigm Group Incorporated	2.42%
Gartner Incorporated	2.24%
SBA Communications Corporation Class A	1.95%
Broadsoft Incorporated	1.92%
Monster Beverage Corporation	1.71%
Chart Industries Incorporated	1.66%
Fortinet Incorporated	1.66%
Alexion Pharmaceuticals Incorporated	1.66%

SECTOR DISTRIBUTION[2] (AS OF MARCH 31, 2012)

1.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified

2.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Discovery Fund	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF MARCH 31, 2012)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (WFDAX)	07/31/2007	26.01	0.81	6.22	8.89	33.67	6.98	7.48	9.54	1.34%	1.23%
Class C (WDSCX)	07/31/2007	32.19	5.17	6.66	8.76	33.19	6.17	6.66	8.76	2.09%	1.98%
Administrator Class (WFDDX)	04/08/2005					33.67	7.08	7.63	9.68	1.18%	1.16%
Institutional Class (WFDSX)	08/31/2006					33.92	7.41	7.89	9.82	0.91%	0.91%
Investor Class (STDIX)	12/31/1987					33.61	6.89	7.39	9.50	1.41%	1.30%
Russell 2500TM Growth Index[6]						30.09	2.70	4.90	6.99

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – wellsfargoadvantagefunds.com

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Historical performance shown for Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Class A and Administrator Class shares prior to their inception reflects the performance of the Investor Class shares and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.22% for Class A, 1.97% for Class C, 1.15% for Administrator Class, 0.90% for Institutional Class and 1.29% for Investor Class. Without this cap, the Fund’s returns would have been lower.

6.	The Russell 2500™ Growth Index measures the performance of those Russell 2500™ companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

Fund Expenses (Unaudited)	Wells Fargo Advantage Discovery Fund	7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2011 to March 31, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10-01-2011	Ending Account Value 03-31-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,336.74	$7.13	1.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.16	1.22%
Class C
Actual	$1,000.00	$1,331.86	$11.48	1.97%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.15	$9.92	1.97%
Administrator Class
Actual	$1,000.00	$1,336.70	$6.66	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.76	1.14%
Institutional Class
Actual	$1,000.00	$1,339.16	$5.09	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.65	$4.39	0.87%
Investor Class
Actual	$1,000.00	$1,336.11	$7.53	1.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.55	$6.51	1.29%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8	Wells Fargo Advantage Discovery Fund	Portfolio of Investments—March 31, 2012 (Unaudited)

Security Name	Shares	Value

Common Stocks: 95.80%

Consumer Discretionary: 14.29%

Auto Components: 1.53%
BorgWarner Incorporated «†	248,600	$20,966,924

Automobiles: 1.30%
Tesla Motors Incorporated «†	481,387	17,926,852

Household Durables: 1.55%
SodaStream International Limited «†	219,000	7,375,920
Tempur-Pedic International Incorporated «†	164,200	13,863,406

		21,239,326

Internet & Catalog Retail: 1.35%
HomeAway Incorporated «†	356,515	9,044,786
Shutterfly Incorporated †	302,700	9,483,591

		18,528,377

Specialty Retail: 4.55%
DSW Incorporated Class A	184,700	10,116,019
GNC Holdings Incorporated Class A	507,216	17,696,766
Ulta Salon Cosmetics & Fragrance Incorporated	223,200	20,733,048
Vitamin Shoppe Incorporated †	314,700	13,912,887

		62,458,720

Textiles, Apparel & Luxury Goods: 4.01%
Deckers Outdoor Corporation «†	192,100	12,111,905
PVH Corporation	191,000	17,062,030
Under Armour Incorporated «†	138,900	13,056,600
Vera Bradley Incorporated «†	427,300	12,900,187

		55,130,722

Consumer Staples: 4.17%

Beverages: 2.91%
Boston Beer Company Incorporated «†	154,462	16,494,997
Monster Beverage Corporation †	378,700	23,513,483

		40,008,480

Food Products: 1.26%
Hain Celestial Group Incorporated «†	393,800	17,252,378

Energy: 8.11%

Energy Equipment & Services: 2.93%
Atwood Oceanics Incorporated †	294,500	13,220,105
GulfMark Offshore Incorporated Class A †	180,300	8,286,588
Oil States International Incorporated †	239,200	18,671,952

		40,178,645

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—March 31, 2012 (Unaudited)	Wells Fargo Advantage Discovery Fund	9

Security Name	Shares	Value

Oil, Gas & Consumable Fuels: 5.18%
Approach Resources Incorporated †	390,817	$14,440,688
Cabot Oil & Gas Corporation	293,500	9,148,395
Gulfport Energy Corporation †	276,000	8,037,120
Kodiak Oil & Gas Corporation «†	1,467,600	14,617,296
Pioneer Natural Resources Company	127,100	14,183,089
Plains Exploration & Product Company †	252,200	10,756,330

		71,182,918

Financials: 2.77%

Capital Markets: 1.82%
Affiliated Managers Group Incorporated †	200,500	22,417,905
LPL Investment Holdings Incorporated	67,140	2,547,292

		24,965,197

Real Estate Management & Development: 0.95%
CBRE Group Incorporated †	654,400	13,061,824

Health Care: 13.98%

Biotechnology: 4.41%
Alexion Pharmaceuticals Incorporated †	244,900	22,741,414
BioMarin Pharmaceutical Incorporated «†	478,657	16,394,002
Cubist Pharmaceuticals Incorporated †	410,200	17,741,150
Threshold Pharmaceuticals Incorporated †	426,603	3,754,106

		60,630,672

Health Care Equipment & Supplies: 2.52%
Alere Incorporated †	455,991	11,860,326
Edwards Lifesciences Corporation †	66,599	4,843,745
Gen-Probe Incorporated †	160,100	10,632,241
HeartWare International Incorporated «†	110,000	7,225,900

		34,562,212

Health Care Providers & Services: 3.11%
AmerisourceBergen Corporation	296,000	11,745,280
MEDNAX Incorporated †	234,600	17,447,202
Team Health Holdings LLC †	659,800	13,565,488

		42,757,970

Health Care Technology: 0.97%
athenahealth Incorporated «†	179,200	13,282,304

Life Sciences Tools & Services: 0.94%
Bruker BioSciences Corporation †	843,300	12,910,923

Pharmaceuticals: 2.03%
Auxilium Pharmaceuticals Incorporated †	702,200	13,039,854
Impax Laboratories Incorporated «†	602,500	14,809,450

		27,849,304

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Discovery Fund	Portfolio of Investments—March 31, 2012 (Unaudited)

Security Name	Shares	Value

Industrials: 19.33%

Aerospace & Defense: 3.86%
TransDigm Group Incorporated †	286,800	$33,199,968
Triumph Group Incorporated «	317,300	19,882,018

		53,081,986

Airlines: 0.37%
Copa Holdings SA	64,954	5,144,357

Machinery: 5.87%
Chart Industries Incorporated «†	311,600	22,849,628
Colfax Corporation †	393,545	13,868,526
Graco Incorporated	375,600	19,929,336
Rexnord Corporation †	319,732	6,746,345
Wabtec Corporation	228,400	17,214,508

		80,608,343

Marine: 1.33%
Kirby Corporation †	277,000	18,223,830

Professional Services: 1.00%
Verisk Analytics Incorporated Class A †	292,400	13,734,028

Road & Rail: 4.05%
Hertz Global Holdings Incorporated †	1,179,190	17,735,018
Kansas City Southern	529,200	37,938,348

		55,673,366

Trading Companies & Distributors: 1.61%
WESCO International Incorporated «†	337,470	22,040,166

Transportation Infrastructure: 1.24%
Wesco Aircraft Holdings Incorporated †	1,049,771	17,006,290

Information Technology: 27.45%

Communications Equipment: 1.92%
F5 Networks Incorporated †	126,500	17,072,440
Ubiquiti Networks Incorporated «†	293,724	9,290,490

		26,362,930

Electronic Equipment, Instruments & Components: 2.12%
M/A-COM Technology Solutions Incorporated †	357,337	7,411,169
Trimble Navigation Limited †	398,900	21,708,138

		29,119,307

Internet Software & Services: 6.42%
Angie’s List Incorporated «†	456,794	8,628,839
DealerTrack Holdings Incorporated «†	679,972	20,575,953
Equinix Incorporated «†	95,183	14,986,563
ExactTarget Incorporated †	61,988	1,611,688

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—March 31, 2012 (Unaudited)	Wells Fargo Advantage Discovery Fund	11

Security Name	Shares	Value

Internet Software & Services (continued)
Liquidity Services Incorporated †	210,200	$9,416,960
LogMeIn Incorporated «†	373,348	13,153,050
Mercadolibre Incorporated	202,000	19,753,580

		88,126,633

IT Services: 4.04%
Alliance Data Systems Corporation †	80,600	10,217,726
Gartner Incorporated †	720,396	30,717,685
ServiceSource International Incorporated «†	943,810	14,610,179

		55,545,590

Semiconductors & Semiconductor Equipment: 3.90%
Avago Technologies Limited	426,800	16,632,396
Ceva Incorporated «†	462,900	10,512,459
EZchip Semiconductor Limited «†	277,500	12,024,075
LSI Corporation †	1,655,900	14,373,212

		53,542,142

Software: 9.05%
Aspen Technology Incorporated †	1,019,000	20,920,070
Autodesk Incorporated †	425,800	18,019,856
Broadsoft Incorporated «†	689,900	26,388,675
CommVault Systems Incorporated †	13,634	669,001
Fortinet Incorporated †	824,455	22,796,181
Qlik Technologies Incorporated †	426,491	13,647,712
TIBCO Software Incorporated †	718,271	21,907,266

		124,348,761

Materials: 2.64%

Chemicals: 2.64%
Airgas Incorporated	408,700	36,362,039

Telecommunication Services: 3.06%

Diversified Telecommunication Services: 1.11%
Iridium Communications Incorporated «†	1,735,250	15,200,790

Wireless Telecommunication Services: 1.95%
SBA Communications Corporation Class A «†	528,351	26,845,514

Total Common Stocks (Cost $1,107,527,600)		1,315,859,820

	Principal
Other: 0.09%
Gryphon Funding Limited, Pass-Through Entity (v)(a)(i)	$1,710,560	478,956
VFNC Corporation, Pass-Through Entity, 0.24% (v)(a)(i)144A±	1,892,686	794,928

Total Other (Cost $521,613)		1,273,884

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Discovery Fund	Portfolio of Investments—March 31, 2012 (Unaudited)

Security Name	Yield	Shares	Value

Short-Term Investments: 23.81%

Investment Companies: 23.81%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10%	79,239,689	$79,239,689
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.18	247,892,314	247,892,314

Total Short-Term Investments (Cost $327,132,003)			327,132,003

Total Investments in Securities
(Cost $1,435,181,216) *	119.70%	1,644,265,707
Other Assets and Liabilities, Net	(19.70)	(270,667,108)

Total Net Assets	100.00%	$1,373,598,599

«	All or a portion of this security is on loan.

†	Non-income earning security

(v)	Security represents investment of cash collateral received from securities on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investment

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $1,438,994,093 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$231,089,557
Gross unrealized depreciation	(25,817,943)

Net unrealized appreciation	$205,271,614

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—March 31, 2012 (Unaudited)	Wells Fargo Advantage Discovery Fund	13

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$1,317,133,704
In affiliated securities, at value (see cost below)	327,132,003

Total investments, at value (see cost below)	1,644,265,707
Receivable for investments sold	22,262,073
Receivable for Fund shares sold	29,236,837
Receivable for dividends	270,894
Receivable for securities lending income	658,334
Prepaid expenses and other assets	32,166

Total assets	1,696,726,011

Liabilities
Payable for investments purchased	57,982,028
Payable for Fund shares redeemed	15,462,875
Payable upon receipt of securities loaned	248,413,927
Advisory fee payable	788,861
Distribution fees payable	6,111
Due to other related parties	248,591
Accrued expenses and other liabilities	225,019

Total liabilities	323,127,412

Total net assets	$1,373,598,599

NET ASSETS CONSIST OF
Paid-in capital	$1,084,826,654
Undistributed net investment loss	(2,758,091)
Accumulated net realized gains on investments	82,445,545
Net unrealized gains on investments	209,084,491

Total net assets	$1,373,598,599

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$76,447,352
Shares outstanding – Class A	2,808,172
Net asset value per share – Class A	$27.22
Maximum offering price per share – Class A2	$28.88
Net assets – Class C	$10,428,357
Shares outstanding – Class C	397,987
Net asset value per share – Class C	$26.20
Net assets – Administrator Class	$431,430,108
Shares outstanding – Administrator Class	15,617,716
Net asset value per share – Administrator Class	$27.62
Net assets – Institutional Class	$428,865,015
Shares outstanding – Institutional Class	15,307,709
Net asset value per share – Institutional Class	$28.02
Net assets – Investor Class	$426,427,767
Shares outstanding – Investor Class	15,734,007
Net asset value per share – Investor Class	$27.10

Investments in unaffiliated securities, at cost	$1,108,049,213

Investments in affiliated securities, at cost	$327,132,003

Total investments, at cost	$1,435,181,216

Securities on loan, at value	$242,492,407

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Discovery Fund	Statement of Operations—Six Months Ended March 31, 2012 (Unaudited)

Investment income
Dividends*	$1,488,896
Securities lending income, net	1,813,885
Income from affiliated securities	20,511

Total investment income	3,323,292

Expenses
Advisory fee	3,915,309
Administration fees
Fund level	273,057
Class A	70,519
Class C	8,801
Administrator Class	173,214
Institutional Class	136,207
Investor Class	568,040
Shareholder servicing fees
Class A	67,807
Class C	8,462
Administrator Class	431,947
Investor Class	430,333
Distribution fees
Class C	25,386
Custody and accounting fees	34,832
Professional fees	7,861
Registration fees	40,726
Shareholder report expenses	37,415
Trustees’ fees and expenses	7,841
Other fees and expenses	15,339

Total expenses	6,253,096
Less: Fee waivers and/or expense reimbursements	(172,336)

Net expenses	6,080,760

Net investment loss	(2,757,468)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	93,699,698
Net change in unrealized gains (losses) on investments	215,985,439

Net realized and unrealized gains (losses) on investments	309,685,137

Net increase in net assets resulting from operations	$306,927,669

* Net of foreign dividend withholding taxes of	$12,432

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Discovery Fund	15

	Six Months Ended March 31, 2012 (Unaudited)		Year Ended September 30, 2011

Operations
Net investment loss		$(2,757,468)		$(5,531,512)
Net realized gains on investments		93,699,698		94,566,284
Net change in unrealized gains (losses) on investments		215,985,439		(113,827,336)

Net increase (decrease) in net assets resulting from operations		306,927,669		(24,792,564)

Distributions to shareholders from
Net realized gains
Class A		(1,927,768)		0
Class C		(248,530)		0
Administrator Class		(14,784,852)		0
Institutional Class		(12,862,945)		0
Investor Class		(13,211,150)		0

Total distributions to shareholders		(43,035,245)		0

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,164,398	29,225,209	1,095,297	27,452,345
Class C	174,192	4,345,422	148,549	3,590,156
Administrator Class	7,169,862	171,891,838	5,191,652	126,543,495
Institutional Class	3,792,356	99,328,221	9,263,173	222,854,410
Investor Class	3,895,725	98,386,399	6,857,139	169,186,037

		403,177,089		549,626,443

Reinvestment of distributions
Class A	77,157	1,858,725	0	0
Class C	9,308	216,331	0	0
Administrator Class	571,489	13,967,192	0	0
Institutional Class	458,139	11,348,097	0	0
Investor Class	535,087	12,836,737	0	0

		40,227,082		0

Payment for shares redeemed
Class A	(390,887)	(9,178,340)	(386,635)	(9,369,870)
Class C	(39,243)	(918,084)	(47,396)	(1,103,405)
Administrator Class	(1,604,380)	(41,460,542)	(1,559,935)	(38,591,381)
Institutional Class	(1,535,560)	(38,986,054)	(2,131,822)	(49,902,368)
Investor Class	(1,939,897)	(47,441,225)	(6,571,868)	(157,069,883)

		(137,984,245)		(256,036,907)

Net asset value of shares issued in acquisition
Class A	0	0	889,490	19,144,806
Class C	0	0	1,860	38,754
Administrator Class	0	0	7,885	172,065
Institutional Class	0	0	129,416	2,857,998

		0		22,213,623

Net increase in net assets resulting from capital share transactions		305,419,926		315,803,159

Total increase in net assets		569,312,350		291,010,595

Net assets
Beginning of period		804,286,249		513,275,654

End of period		$1,373,598,599		$804,286,249

Undistributed net investment loss		$(2,758,091)		$(623)

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Discovery Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Year Ended October 31,
Class A		2011	2010[1]	2009	2008	2007[2]
Net asset value, beginning of period	$21.20	$20.71	$15.69	$14.52	$28.07	$25.25
Net investment loss	(0.07)[3]	(0.21)[3]	(0.18)	(0.09)[3]	(0.17)[3]	(0.06)[3]
Net realized and unrealized gains (losses) on investments	7.08	0.70	5.20	1.26	(9.40)	2.88

Total from investment operations	7.01	0.49	5.02	1.17	(9.57)	2.82
Distributions to shareholders from
Net realized gains	(0.99)	0.00	0.00	0.00	(3.98)	0.00
Net asset value, end of period	$27.22	$21.20	$20.71	$15.69	$14.52	$28.07
Total return[4]	33.67%	2.37%	31.99%	8.06%	(39.00)%	11.17%
Ratios to average net assets (annualized)
Gross expenses	1.30%	1.34%	1.37%	1.43%	1.41%	1.38%
Net expenses	1.22%	1.30%	1.33%	1.33%	1.33%	1.30%
Net investment loss	(0.60)%	(0.86)%	(0.97)%	(0.68)%	(0.85)%	(0.87)%
Supplemental data
Portfolio turnover rate	58%	111%	93%	221%	153%	137%
Net assets, end of period (000’s omitted)	$76,447	$41,507	$7,442	$3,750	$3,150	$220

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	For the period from July 31, 2007 (commencement of class operations) to October 31, 2007

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Discovery Fund	17

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Year Ended October 31,
Class C		2011	2010[1]	2009	2008	2007[2]
Net asset value, beginning of period	$20.51	$20.19	$15.41	$14.36	$28.04	$25.25
Net investment loss	(0.16)[3]	(0.38)[3]	(0.29)	(0.20)[3]	(0.32)[3]	(0.19)[3]
Net realized and unrealized gains (losses) on investments	6.84	0.70	5.07	1.25	(9.38)	2.98

Total from investment operations	6.68	0.32	4.78	1.05	(9.70)	2.79
Distributions to shareholders from
Net realized gains	(0.99)	0.00	0.00	0.00	(3.98)	0.00
Net asset value, end of period	$26.20	$20.51	$20.19	$15.41	$14.36	$28.04
Total return[4]	33.19%	1.59%	31.10%	7.24%	(39.57)%	11.05%
Ratios to average net assets (annualized)
Gross expenses	2.06%	2.09%	2.13%	2.18%	2.18%	2.02%
Net expenses	1.97%	2.07%	2.08%	2.08%	2.08%	1.88%
Net investment loss	(1.35)%	(1.62)%	(1.73)%	(1.47)%	(1.59)%	(2.85)%
Supplemental data
Portfolio turnover rate	58%	111%	93%	221%	153%	137%
Net assets, end of period (000’s omitted)	$10,428	$5,205	$3,043	$2,334	$1,471	$362

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	For the period from July 31, 2007 (commencement of class operations) to October 31, 2007

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Discovery Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Year Ended October 31,
Administrator Class		2011	2010[1]	2009	2008	2007	2006
Net asset value, beginning of period	$21.50	$20.96	$15.86	$14.65	$28.23	$22.42	$20.89
Net investment loss	(0.07)[2]	(0.20)	(0.13)	(0.07)[2]	(0.13)[2]	(0.16)[2]	(0.56)
Net realized and unrealized gains (losses) on investments	7.18	0.74	5.23	1.28	(9.47)	7.13	3.62

Total from investment operations	7.11	0.54	5.10	1.21	(9.60)	6.97	3.06
Distributions to shareholders from
Net realized gains	(0.99)	0.00	0.00	0.00	(3.98)	(1.16)	(1.53)
Net asset value, end of period	$27.62	$21.50	$20.96	$15.86	$14.65	$28.23	$22.42
Total return[3]	33.67%	2.58%	32.16%	8.26%	(38.87)%	32.49%	15.22%
Ratios to average net assets (annualized)
Gross expenses	1.14%	1.17%	1.20%	1.25%	1.24%	1.22%	1.25%
Net expenses	1.14%	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
Net investment loss	(0.52)%	(0.70)%	(0.81)%	(0.52)%	(0.62)%	(0.65)%	(0.69)%
Supplemental data
Portfolio turnover rate	58%	111%	93%	221%	153%	137%	120%
Net assets, end of period (000’s omitted)	$431,430	$203,820	$122,451	$103,576	$82,359	$122,576	$68,374

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Discovery Fund	19

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Year Ended October 31,
Institutional Class		2011	2010[1]	2009	2008	2007	2006[2]
Net asset value, beginning of period	$21.76	$21.17	$15.99	$14.73	$28.31	$22.43	$21.42
Net investment loss	(0.05)	(0.14)	(0.11)	(0.05)[3]	(0.09)[3]	(0.08)[3]	(0.01)
Net realized and unrealized gains (losses) on investments	7.30	0.73	5.29	1.31	(9.51)	7.12	1.02

Total from investment operations	7.25	0.59	5.18	1.26	(9.60)	7.04	1.01
Distributions to shareholders from
Net realized gains	(0.99)	0.00	0.00	0.00	(3.98)	(1.16)	0.00
Net asset value, end of period	$28.02	$21.76	$21.17	$15.99	$14.73	$28.31	$22.43
Total return[4]	33.92%	2.79%	32.48%	8.49%	(38.74)%	32.80%	4.72%
Ratios to average net assets (annualized)
Gross expenses	0.87%	0.91%	0.93%	0.96%	1.00%	0.96%	0.87%
Net expenses	0.87%	0.90%	0.93%	0.95%	0.95%	0.95%	0.87%
Net investment loss	(0.27)%	(0.45)%	(0.58)%	(0.37)%	(0.45)%	(0.32)%	(0.37)%
Supplemental data
Portfolio turnover rate	58%	111%	93%	221%	153%	137%	120%
Net assets, end of period (000’s omitted)	$428,865	$274,039	$112,874	$68,395	$23,455	$6,359	$10

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	For the period from August 31, 2006 (commencement of class operations) to October 31, 2007

3.	Calculated based upon average shares outstanding

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Discovery Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Year Ended October 31,
Investor Class		2011	2010[1]	2009	2008	2007	2006
Net asset value, beginning of period	$21.12	$20.64	$15.65	$14.49	$28.02	$22.31	$20.84
Net investment loss	(0.08)[2]	(0.24)	(0.14)	(0.10)[2]	(0.18)[2]	(0.22)[2]	(0.20)
Net realized and unrealized gains (losses) on investments	7.05	0.72	5.13	1.26	(9.37)	7.09	3.20

Total from investment operations	6.97	0.48	4.99	1.16	(9.55)	6.87	3.00
Distributions to shareholders from
Net realized gains	(0.99)	0.00	0.00	0.00	(3.98)	(1.16)	(1.53)
Net asset value, end of period	$27.10	$21.12	$20.64	$15.65	$14.49	$28.02	$22.31
Total return[3]	33.61%	2.33%	31.89%	8.01%	(39.00)%	32.19%	14.96%
Ratios to average net assets (annualized)
Gross expenses	1.37%	1.40%	1.47%	1.53%	1.56%	1.57%	1.58%
Net expenses	1.29%	1.37%	1.38%	1.38%	1.38%	1.38%	1.38%
Net investment loss	(0.68)%	(0.93)%	(1.03)%	(0.74)%	(0.84)%	(0.89)%	(0.91)%
Supplemental data
Portfolio turnover rate	58%	111%	93%	221%	153%	137%	120%
Net assets, end of period (000’s omitted)	$426,428	$279,715	$267,466	$180,898	$179,913	$309,759	$218,187

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Discovery Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Discovery Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy

22	Wells Fargo Advantage Discovery Fund	Notes to Financial Statements (Unaudited)

by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

For Wells Fargo Advantage Funds that participated in securities lending activity prior to February 13, 2009, certain structured investment vehicles purchased in a joint account by the former securities lending agent defaulted or were impaired. Certain of the Wells Fargo Advantage Funds still hold ownership interest in these structured investment vehicles, which have since been restructured as pass-through securities. If the Fund holds an ownership interest in such pass-through securities, information regarding this ownership interest can be found in the Portfolio of Investments under the category “Other”.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than be considered all short-term as under previous law.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Discovery Fund	23

and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$1,315,859,820	$0	$0	$1,315,859,820
Other	0	0	1,273,884	1,273,884
Short-term investments
Investment companies	79,239,689	247,892,314	0	327,132,003
	$1,395,099,509	$247,892,314	$1,273,884	$1,644,265,707

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended March 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.75% and declining to 0.60% as the average daily net assets of the Fund increase. For the six months ended March 31, 2012, the advisory fee was equivalent to an annual rate of 0.72% of the Fund’s average daily net assets.

Funds Management has retained the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Wells Capital Management, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.35% as the average daily net assets of the Fund increase.

24	Wells Fargo Advantage Discovery Fund	Notes to Financial Statements (Unaudited)

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.33

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.22% for Class A, 1.97% for Class C, 1.15% for Administrator Class, 0.90% for Institutional Class and 1.29% for Investor Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

For the six months ended March 31, 2012, Wells Fargo Funds Distributor, LLC received $11,256 from the sale of Class A shares and $645 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities, for the six months ended March 31, 2012 were $855,103,798 and $616,384,810, respectively.

6. ACQUISITION

After the close of business on August 26, 2011, the Fund acquired the net assets of Wells Fargo Advantage Growth Opportunities Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding Class A, Class C, Administrator Class and Institutional Class shares of Wells Fargo Advantage Growth Opportunities Fund received Class A, Class C, Administrator Class and Institutional Class shares, respectively, of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Wells Fargo Advantage Growth Opportunities Fund for 1,028,651 shares of the Fund valued at $22,213,623 at an exchange ratio of 0.39, 0.41, 0.39 and 0.39 for Class A, Class C, Administrator Class and Institutional Class shares, respectively. The investment portfolio of Wells Fargo Advantage Growth Opportunities Fund with a fair value of $22,345,279, identified cost of $24,880,014 and unrealized losses of $2,534,735 at August 26, 2011 were the principal assets acquired by the Fund. The aggregate net assets of Wells Fargo Advantage Growth Opportunities Fund and the Fund immediately prior to the acquisition were $22,213,623 and $688,866,341, respectively. The aggregate net assets of the Fund immediately after the acquisition were $711,079,964. For financial reporting purposes, assets received and

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Discovery Fund	25

shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage Growth Opportunities Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed October 1, 2010, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the year ended September 30, 2011 would have been:

Net investment loss	$(5,384,715)
Net realized and unrealized gains (losses) on investments	$(15,881,575)
Net decrease in net assets resulting from operations	$(21,266,290)

7. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended March 31, 2012, the Fund paid $925 in commitment fees.

For the six months ended March 31, 2012, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210 Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update’s adoption on the Fund’s financial statement disclosures.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

26	Wells Fargo Advantage Discovery Fund	Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited)	Wells Fargo Advantage Discovery Fund	27

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 137 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

28	Wells Fargo Advantage Discovery Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

Other Information (Unaudited)	Wells Fargo Advantage Discovery Fund	29

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 29-30, 2012 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Discovery Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

In providing information to the Board, Funds Management and Wells Capital Management were guided by a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf at the start of the Board’s annual contract renewal process earlier in 2012. In approving the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee likely attributed different weights to various factors.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management supported the re-approval of the Advisory Agreements. Although the Board considered the continuation of the Advisory Agreements for the Fund as part of the larger process of considering the continuation of the advisory agreements for all of the funds in the complex, its decision to continue the Advisory Agreements for the Fund was ultimately made on a fund-by-fund basis.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2011. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund, and in comparison to the Fund’s

30	Wells Fargo Advantage Discovery Fund	Other Information (Unaudited)

benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe. The Board noted that the performance of the Fund was higher than the median performance of the Universe and its benchmark index, the Lipper Mid-Cap Growth Funds Index, for all periods under review.

The Board received and considered information regarding the Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund’s Expense Group. The Board noted that the net operating expense ratios of the Fund were in range of the Fund’s Expense Group’s median net operating expense ratios.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the “Net Advisory Rate”).

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate with those of other funds in the Fund’s Expense Group median. The Board noted that, except for the Administrator class, the Advisory Agreement Rate and Net Advisory Rate for the Fund were higher than the median rates for the Fund’s Expense Group. The Board received a report from Funds Management that noted that the Fund was benefiting from Advisory Agreement Rate breakpoints, the Fund’s expense caps had been lowered the previous year and the expense caps would be extended until January 31, 2014.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

The Board determined that the Advisory Agreement Rate for the Fund, both with and without an administration fee rate and before and after waivers, was reasonable in light of the Fund’s Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was reasonable in light of the services covered by the sub-advisory agreement, the sub-advised expense information provided by Lipper, and other information provided.

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Fund. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of the Fund’s Advisory Agreement Rate in isolation. It noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability reported by Funds Management was not unreasonable.

Other Information (Unaudited)	Wells Fargo Advantage Discovery Fund	31

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would have on-going opportunities to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale, if any, with the Fund. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Fund’s shares, including the channels through which the Fund’s shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

32	Wells Fargo Advantage Discovery Fund	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

208989 05-12 SA230/SAR230 3-12

Wells Fargo Advantage Enterprise FundSM

Semi-Annual Report

March 31, 2012

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $213 billion in assets under management, as of March 31, 2012.

Equity Funds
Asia Pacific Fund	Equity Value Fund	Precious Metals Fund
C&B Large Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Mid Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
Capital Growth Fund	Index Fund	Small Cap Value Fund
Common Stock Fund	International Equity Fund	Small Company Growth Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Value Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Enterprise Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The period was marked by increased confidence that the U.S. economy was staging a fragile recovery, offset by continued concerns about the possible effect on the global economy of the ongoing European sovereign debt crisis—which began in Greece and later spread to the larger economies of Italy and Spain.

In contrast to worrisome data from the eurozone, U.S. economic data remained moderately positive.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Enterprise Fund for the six-month period that ended March 31, 2012. The period was marked by increased confidence that the U.S. economy was staging a fragile recovery, offset by continued concerns about the possible effect on the global economy of the ongoing European sovereign debt crisis—which began in Greece and later spread to the larger economies of Italy and Spain. U.S. stock indexes posted solid gains for the period.

Macroeconomic optimism faded as global growth slowed and worries rose.

Prior to the reporting period, investors worried that the global economy was returning to a recession. Although second quarter U.S. gross domestic product (GDP) grew at a 1.3% annual rate, it was below the levels set in 2010 and seemed to confirm that the economy had slowed from its previous pace. Moreover, the drawn-out political debate over the raising of the U.S. debt ceiling reduced confidence that the national government would be able to work together to address the country’s problems. Partly as a result, Standard & Poor’s rating service downgraded U.S. long-term debt from AAA to AA+1 in August 2011.

Throughout the six-month period, concerns about the eurozone sovereign debt situation returned to center stage. Investors became increasingly concerned that Greece would default on its debt, a scenario that only seemed more likely as eurozone leaders began to openly discuss a “voluntary” haircut on Greek debt for private investors. Because many eurozone banks owned Greek debt and many U.S. banks had financial ties to eurozone banks, investors worried about the effect of such an event on the financial systems and the global economy. In October 2011, market participants turned their attention to the debt burdens of Italy—which also had its credit rating downgraded by Standard & Poor’s—because even though it had a relatively modest budget deficit, it had a high amount of outstanding debt and a stagnant economy. French banks were heavily exposed to Italian debt, so Italy’s woes led to fears of a state bailout of French banks and a resulting increase in France’s required expenditures.

After months of rumors and worries, the Greek credit crisis was finally addressed in March 2012 when the country came to an agreement with its creditors allowing it to write down the principal on most of its bonds in exchange for increased financial austerity. By the end of the reporting period, the Greek agreement, combined with unprecedented support for eurozone banks by the European Central Bank (ECB), seemed to calm investor concerns, at least temporarily.

The U.S. economy reported relatively solid news.

In contrast to worrisome data from the eurozone, U.S. economic data remained moderately positive. After disappointing reports for first and second quarter GDP growth, reported GDP came in at a 1.8% annualized rate in the third quarter of 2011, and then accelerated to a 3.0% annualized rate in the fourth quarter. The major banks appeared to have taken steps toward repairing their balance sheets; in March, the Federal Reserve (Fed) announced that 15 of the 19 major banks had passed a “stress test,” in which the Fed attempted to gauge whether the banks could survive a severe recession that included a 50% drop in the stock market and a 21% percent decline in housing prices.

1.	The ratings indicated are from Standard & Poor’s. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

Letter to Shareholders	Wells Fargo Advantage Enterprise Fund	3

Bank stocks rebounded strongly after the Fed released details of the stress test, but all major market sectors rallied as investors became increasingly confident that the U.S. would not return to recession. Small-cap stocks modestly outperformed large-cap stocks, and growth stocks outperformed value stocks by an even smaller margin.

Central banks continued to provide stimulus.

Throughout the reporting period, the Federal Open Market Committee (FOMC) kept its key interest rates effectively at zero in order to support the economy and financial system. In the second quarter of 2011, the Fed completed its second round of monetary stimulus, in which it had planned to purchase $600 billion in long-term U.S. Treasuries as well as reinvest an additional $250 billion to $300 billion in Treasuries with the proceeds from earlier investments. Even though the Fed seemed to rule out further monetary stimulus, it remained accommodative. In early August 2011, in response to extreme market volatility and signs of a weakening economy, the Fed announced its intention to keep interest rates low until at least late 2014.

At the beginning of the period, the ECB had a key rate of 1.50%, which it had raised in early 2011 in an attempt to keep inflation in check. However, in response to weakness in the southern European economies, the ECB lowered its key rate to 1.25% in November and to 1.0% in December. In August, after a sell-off in the sovereign debts of Spain and Italy, the ECB announced plans to purchase the debt of those countries in exchange for increased deficit reduction. The ECB also continued to provide virtually unlimited liquidity for banks, announcing a long-term refinancing operation (LTRO) in December through which it provided low cost, three-year loans to lenders.

We use time-tested investment strategies, even as many variables are at work in the market.

The full effect of the credit crisis remains unknown. Elevated unemployment and debt defaults continue to pressure consumers and businesses alike.

In our experience strict adherence to time-tested investment strategies has its rewards. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, we believe it helps in managing risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage Enterprise Fund	Letter to Shareholders

Notice to Shareholders

The Board of Trustees for Wells Fargo Advantage Funds has unanimously approved the following modifications to certain net asset value (NAV) waiver privileges and commission schedules:

■	Effective May 1, 2012, automatic investment plan (AIP) purchases and proceeds received from systematic withdrawals will no longer qualify for NAV repurchase privileges.

■

Effective May 1, 2012, discretionary rights to waive the upfront commission for Class C and “jumbo” Class A share purchases will no longer be granted to broker/dealers. However, we will continue to waive the Class C shares contingent deferred sales charge for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

■

Effective July 31, 2012, NAV purchase privileges for former Evergreen Class IS and Class R shareholders are being modified to remove the ability to purchase Class A shares at NAV unless those shares are held directly with the Fund on or after July 31, 2012.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

Performance Highlights (Unaudited)	Wells Fargo Advantage Enterprise Fund	5

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Thomas J. Pence, CFA

Michael T. Smith, CFA

Chris Warner, CFA

FUND INCEPTION

September 30, 1998

TEN LARGEST EQUITY HOLDINGS[1] (AS OF MARCH 31, 2012)
Discovery Communications Incorporated	2.59%
Airgas Incorporated	2.49%
Alexion Pharmaceuticals Incorporated	2.43%
Kansas City Southern	2.22%
TransDigm Group Incorporated	2.12%
Gartner Incorporated	2.10%
F5 Networks Incorporated	2.07%
Dollar General Corporation	2.03%
BorgWarner Incorporated	1.99%
Citrix Systems Incorporated	1.98%

SECTOR DISTRIBUTION[2] (AS OF MARCH 31, 2012)

1.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified

2.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Enterprise Fund	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF MARCH 31, 2012)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (SENAX)	02/24/2000	25.34	(2.30)	2.69	5.39	32.97	3.67	3.91	6.02	1.33%	1.18%
Class B (WENBX)**	08/26/2011	27.46	(2.07)	2.95	5.94	32.46	2.93	3.30	5.94	2.08%	1.93%
Class C (WENCX)	03/31/2008	31.46	1.93	3.15	5.34	32.46	2.93	3.15	5.34	2.08%	1.93%
Administrator Class (SEPKX)	08/30/2002					33.01	3.78	4.13	6.26	1.17%	1.15%
Institutional Class (WFEIX)	06/30/2003					33.18	4.06	4.39	6.43	0.90%	0.85%
Investor Class (SENTX)	09/30/1998					32.90	3.61	3.81	5.82	1.40%	1.25%
Russell Midcap® Growth Index[6]						27.39	4.43	4.44	6.92

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – wellsfargoadvantagefunds.com

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Effective June 20, 2008, the Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Historical performance shown for the Class A shares through June 20, 2008, includes Advisor Class expenses. Historical performance shown for Class B shares prior to their inception reflects the performance of Class C shares. Historical performance shown for Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for the Administrator Class and Institutional Class shares prior to their inception reflects the performance of the Investor Class shares and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown above. Without this cap, the Fund’s returns would have been lower.

6.

The Russell Midcap® Growth Index measures the performance of those Russell Midcap® companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth index. You cannot invest directly in an index.

Fund Expenses (Unaudited)	Wells Fargo Advantage Enterprise Fund	7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2011 to March 31, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10-01-2011	Ending Account Value 03-31-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,329.67	$6.87	1.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$5.96	1.18%
Class B
Actual	$1,000.00	$1,324.56	$11.22	1.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.35	$9.72	1.93%
Class C
Actual	$1,000.00	$1,324.56	$11.22	1.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.35	$9.72	1.93%
Administrator Class
Actual	$1,000.00	$1,330.10	$6.52	1.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.65	1.12%
Institutional Class
Actual	$1,000.00	$1,331.80	$4.96	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.75	$4.29	0.85%
Investor Class
Actual	$1,000.00	$1,329.04	$7.28	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.31	1.25%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8	Wells Fargo Advantage Enterprise Fund	Portfolio of Investments—March 31, 2012 (Unaudited)

Security Name	Shares	Value

Common Stocks: 98.52%

Consumer Discretionary: 23.28%

Auto Components: 2.96%
BorgWarner Incorporated «†	167,400	$14,118,516
Delphi Automotive plc †	217,300	6,866,680

		20,985,196

Hotels, Restaurants & Leisure: 0.65%
Chipotle Mexican Grill Incorporated †	11,100	4,639,800

Household Durables: 0.98%
Tempur-Pedic International Incorporated «†	82,000	6,923,260

Internet & Catalog Retail: 1.35%
priceline.com Incorporated †	13,300	9,542,750

Media: 3.88%
CBS Corporation Class B	269,395	9,135,184
Discovery Communications Incorporated †	391,400	18,348,832

		27,484,016

Multiline Retail: 4.00%
Dollar General Corporation †	311,847	14,407,331
JCPenney Company Incorporated «	125,300	4,439,379
Nordstrom Incorporated	170,000	9,472,400

		28,319,110

Specialty Retail: 5.13%
GNC Holdings Incorporated Class A	262,392	9,154,857
Limited Brands Incorporated	270,500	12,984,000
Ross Stores Incorporated	74,300	4,316,830
Ulta Salon Cosmetics & Fragrance Incorporated	106,400	9,883,496

		36,339,183

Textiles, Apparel & Luxury Goods: 4.33%
Deckers Outdoor Corporation «†	94,600	5,964,530
lululemon athletica incorporated †	96,500	7,206,620
Ralph Lauren Corporation	61,000	10,634,130
Under Armour Incorporated †	73,200	6,880,800

		30,686,080

Consumer Staples: 3.14%

Beverages: 1.50%
Monster Beverage Corporation †	170,700	10,598,763

Food & Staples Retailing: 1.64%
Whole Foods Market Incorporated	139,700	11,623,040

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—March 31, 2012 (Unaudited)	Wells Fargo Advantage Enterprise Fund	9

Security Name	Shares	Value

Energy: 9.28%

Energy Equipment & Services: 3.55%
Cameron International Corporation «†	240,625	$12,712,219
Ensco International plc ADR	66,400	3,514,552
Oil States International Incorporated †	114,220	8,916,013

		25,142,784

Oil, Gas & Consumable Fuels: 5.73%
Cabot Oil & Gas Corporation «	155,200	4,837,584
Concho Resources Incorporated †	107,500	10,973,600
Kodiak Oil & Gas Corporation «†	549,900	5,477,004
Pioneer Natural Resources Company	123,015	13,727,244
Plains Exploration & Product Company †	131,900	5,625,535

		40,640,967

Financials: 4.15%

Capital Markets: 1.75%
Ameriprise Financial Incorporated	134,105	7,661,419
TD Ameritrade Holding Corporation	238,400	4,706,016

		12,367,435

Consumer Finance: 1.15%
Discover Financial Services	245,000	8,168,300

Real Estate Management & Development: 1.25%
CBRE Group Incorporated †	443,500	8,852,260

Health Care: 12.58%

Biotechnology: 3.54%
Alexion Pharmaceuticals Incorporated †	185,110	17,189,315
BioMarin Pharmaceutical Incorporated «†	229,724	7,868,047

		25,057,362

Health Care Equipment & Supplies: 3.34%
Alere Incorporated †	248,521	6,464,031
Edwards Lifesciences Corporation «†	71,166	5,175,903
Intuitive Surgical Incorporated †	22,200	12,026,850

		23,666,784

Health Care Providers & Services: 2.30%
Cardinal Health Incorporated	149,703	6,453,696
Humana Incorporated	106,400	9,839,872

		16,293,568

Health Care Technology: 1.75%
Cerner Corporation «†	163,000	12,414,080

Life Sciences Tools & Services: 0.31%
Illumina Incorporated «†	42,175	2,218,827

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Enterprise Fund	Portfolio of Investments—March 31, 2012 (Unaudited)

Security Name	Shares	Value

Pharmaceuticals: 1.34%
Shire plc ADR	99,801	$9,456,145

Industrials: 16.08%

Aerospace & Defense: 3.09%
TransDigm Group Incorporated †	129,752	15,020,092
Triumph Group Incorporated «	109,800	6,880,068

		21,900,160

Electrical Equipment: 1.52%
Rockwell Automation Incorporated	135,215	10,776,636

Machinery: 2.89%
Colfax Corporation †	203,781	7,181,242
Cummins Incorporated «	79,821	9,581,713
Gardner Denver Incorporated «	58,500	3,686,670

		20,449,625

Marine: 1.26%
Kirby Corporation †	135,300	8,901,387

Professional Services: 1.00%
Verisk Analytics Incorporated Class A †	150,800	7,083,076

Road & Rail: 3.39%
Hertz Global Holdings Incorporated «†	552,100	8,303,584
Kansas City Southern †	219,475	15,734,163

		24,037,747

Trading Companies & Distributors: 2.93%
W.W. Grainger Incorporated «	45,519	9,777,936
WESCO International Incorporated «†	168,500	11,004,735

		20,782,671

Information Technology: 25.72%

Communications Equipment: 2.07%
Comverse Technology Incorporated †	538	3,696
F5 Networks Incorporated †	108,600	14,656,656

		14,660,352

Electronic Equipment, Instruments & Components: 3.01%
Agilent Technologies Incorporated †	195,095	8,683,678
M/A-COM Technology Solutions Holdings Incorporated †	72,981	1,513,626
Trimble Navigation Limited †	205,100	11,161,542

		21,358,846

Internet Software & Services: 2.38%
Equinix Incorporated «†	48,764	7,677,892
Mercadolibre Incorporated	94,265	9,218,174

		16,896,066

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—March 31, 2012 (Unaudited)	Wells Fargo Advantage Enterprise Fund	11

Security Name		Shares	Value

IT Services: 3.99%
Cognizant Technology Solutions Corporation Class A †		125,795	$9,679,925
Gartner Incorporated †		348,828	14,874,026
Teradata Corporation †		54,300	3,700,545

			28,254,496

Semiconductors & Semiconductor Equipment: 5.06%
Altera Corporation		214,000	8,521,480
ARM Holdings plc ADR «		281,600	7,966,464
Avago Technologies Limited		303,805	11,839,281
LSI Corporation †		863,400	7,494,312

			35,821,537

Software: 9.21%
Autodesk Incorporated †		289,400	12,247,408
Check Point Software Technologies Limited «†		120,333	7,682,059
Citrix Systems Incorporated †		177,370	13,996,267
CommVault Systems Incorporated †		7,118	349,270
Fortinet Incorporated †		414,600	11,463,690
Intuit Incorporated		155,200	9,332,176
TIBCO Software Incorporated †		333,518	10,172,299

			65,243,169

Materials: 2.49%

Chemicals: 2.49%
Airgas Incorporated		198,405	17,652,092

Telecommunication Services: 1.80%

Wireless Telecommunication Services: 1.80%
SBA Communications Corporation Class A †		251,385	12,772,871

Total Common Stocks (Cost $608,973,884)			698,010,441

		Principal
Other: 0.25%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)		$2,396,523	671,027
VFNC Corporation, Pass-Through Entity, 0.24% (a)(i)(v)144A±		2,651,685	1,113,708

Total Other (Cost $730,789)			1,784,735

	Yield	Shares
Short-Term Investments: 17.06%

Investment Companies: 17.06%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)	0.10%	10,934,136	10,934,136
Wells Fargo Securities Lending Cash Investments, LLC (v)(u)(l)(r)	0.18	109,915,011	109,915,011

Total Short-Term Investments (Cost $120,849,147)			120,849,147

Total Investments in Securities
(Cost $730,553,820) *	115.83%	820,644,323
Other Assets and Liabilities, Net	(15.83)	(112,140,901)

Total Net Assets	100.00%	$708,503,422

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Enterprise Fund	Portfolio of Investments—March 31, 2012 (Unaudited)

«	All or a portion of this security is on loan.

†	Non-income earning security

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

(v)	Security represents investment of cash collateral received from securities on loan.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investment

(u)	Rate shown is the 7-day annualized yield at period end.

(l)	Investment in an affiliate

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $728,973,609 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$104,147,108
Gross unrealized depreciation	(12,476,394)

Net unrealized appreciation	$91,670,714

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—March 31, 2012 (Unaudited)	Wells Fargo Advantage Enterprise Fund	13

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$699,795,176
In affiliated securities, at value (see cost below)	120,849,147

Total investments, at value (see cost below)	820,644,323
Receivable for investments sold	4,459,553
Receivable for Fund shares sold	146,776
Receivable for dividends	284,049
Receivable for securities lending income	13,828
Prepaid expenses and other assets	86,699

Total assets	825,635,228

Liabilities
Payable for investments purchased	4,625,395
Payable for Fund shares redeemed	1,161,227
Payable upon receipt of securities loaned	110,645,800
Advisory fee payable	385,540
Distribution fees payable	8,150
Due to other related parties	132,638
Accrued expenses and other liabilities	173,056

Total liabilities	117,131,806

Total net assets	$708,503,422

NET ASSETS CONSIST OF
Paid-in capital	$659,909,571
Undistributed net investment loss	(1,764,401)
Accumulated net realized losses on investments	(39,732,251)
Net unrealized gains on investments	90,090,503

Total net assets	$708,503,422

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$385,058,575
Shares outstanding – Class A	9,953,606
Net asset value per share – Class A	$38.69
Maximum offering price per share – Class A2	$41.05
Net assets – Class B	$4,621,857
Shares outstanding – Class B	124,167
Net asset value per share – Class B	$37.22
Net assets – Class C	$7,989,486
Shares outstanding – Class C	214,626
Net asset value per share – Class C	$37.23
Net assets – Administrator Class	$18,128,727
Shares outstanding – Administrator Class	455,374
Net asset value per share – Administrator Class	$39.81
Net assets – Institutional Class	$110,909,693
Shares outstanding – Institutional Class	2,741,049
Net asset value per share – Institutional Class	$40.46
Net assets – Investor Class	$181,795,084
Shares outstanding – Investor Class	4,757,625
Net asset value per share – Investor Class	$38.21

Investments in unaffiliated securities, at cost	$609,704,673

Investments in affiliated securities, at cost	$120,849,147

Total investments, at cost	$730,553,820

Securities on loan, at value	$108,255,201

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Enterprise Fund	Statement of Operations—Six Months Ended March 31, 2012 (Unaudited)

Investment income
Dividends*	$2,109,598
Securities lending income, net	85,171
Income from affiliated securities	2,819

Total investment income	2,197,588

Expenses
Advisory fee	2,379,522
Administration fees
Fund level	171,656
Class A	457,278
Class B	6,218
Class C	9,395
Administrator Class	12,029
Institutional Class	53,319
Investor Class	273,089
Shareholder servicing fees
Class A	439,690
Class B	5,751
Class C	9,034
Administrator Class	28,841
Investor Class	206,886
Distribution fees
Class B	17,936
Class C	27,102
Custody and accounting fees	40,262
Professional fees	14,307
Registration fees	31,634
Shareholder report expenses	27,246
Trustees’ fees and expenses	7,696
Other fees and expenses	5,729

Total expenses	4,224,620
Less: Fee waivers and/or expense reimbursements	(297,747)

Net expenses	3,926,873

Net investment loss	(1,729,285)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	9,654,540
Net change in unrealized gains (losses) on investments	185,773,418

Net realized and unrealized gains (losses) on investments	195,427,958

Net increase in net assets resulting from operations	$193,698,673

* Net of foreign dividend withholding taxes of	$9,645

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Enterprise Fund	15

	Six Months Ended March 31, 2012 (Unaudited)		Year Ended September 30, 2011

Operations
Net investment loss		$(1,729,285)		$(2,039,089)
Net realized gains on investments		9,654,540		62,555,728
Net change in unrealized gains (losses) on investments		185,773,418		(77,494,357)

Net increase (decrease) in net assets resulting from operations		193,698,673		(16,977,718)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	58,191	2,020,600	15,541	534,697
Class B	1,334	49,586	181 [1]	5,270 [1]
Class C	10,700	362,629	12,782	444,034
Administrator Class	77,230	2,855,262	121,351	4,324,090
Institutional Class	375,216	14,392,154	391,905	14,582,728
Investor Class	100,959	3,492,472	724,545	24,904,707

		23,172,703		44,795,526

Payment for shares redeemed
Class A	(681,451)	(23,682,813)	(136,638)	(4,253,646)
Class B	(44,263)	(1,483,603)	(8,088)[1]	(241,508)[1]
Class C	(24,825)	(808,785)	(10,239)	(333,954)
Administrator Class	(383,945)	(14,414,148)	(217,786)	(7,725,772)
Institutional Class	(1,637,023)	(63,071,462)	(1,132,371)	(40,632,468)
Investor Class	(382,987)	(13,076,767)	(1,168,954)	(40,505,514)

		(116,537,578)		(93,692,862)

Net asset value of shares issued in acquisition
Class A	0	0	10,668,880	321,938,695
Class B	0	0	175,003 [1]	5,104,055 [1]
Class C	0	0	220,298	6,425,031
Administrator Class	0	0	318,417	9,884,076
Institutional Class	0	0	1,339,792	42,203,714
Investor Class	0	0	979,896	29,217,885

		0		414,773,456

Net increase (decrease) in net assets resulting from capital share transactions		(93,364,875)		365,876,120

Total increase in net assets		100,333,798		348,898,402

Net assets
Beginning of period		608,169,624		259,271,222

End of period		$708,503,422		$608,169,624

Undistributed net investment loss		$(1,764,401)		$(35,116)

1.	Class commenced operations on August 26, 2011.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Enterprise Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Year Ended October 31,
Class A		2011	2010[1]	2009	2008[2]	2007[2]	2006[2]
Net asset value, beginning of period	$29.10	$30.21	$24.24	$21.77	$37.95	$29.31	$25.57
Net investment loss	(0.10)	(0.17)[3]	(0.22)[3]	(0.14)[3]	(0.25)[3]	(0.26)[3]	(0.31)[3]
Net realized and unrealized gains (losses) on investments	9.69	(0.94)	6.19	2.61	(15.93)	8.90	4.05

Total from investment operations	9.59	(1.11)	5.97	2.47	(16.18)	8.64	3.74
Net asset value, end of period	$38.69	$29.10	$30.21	$24.24	$21.77	$37.95	$29.31
Total return[4]	32.97%	(3.71)%	24.63%	11.35%	(42.63)%	29.48%	14.63%
Ratios to average net assets (annualized)
Gross expenses	1.29%	1.34%	1.38%	1.44%	1.45%	1.42%	1.42%
Net expenses	1.18%	1.18%	1.34%	1.36%	1.40%	1.40%	1.39%
Net investment loss	(0.54)%	(0.51)%	(0.85)%	(0.64)%	(0.79)%	(0.79)%	(0.89)%
Supplemental data
Portfolio turnover rate	51%	104%	108%	203%	179%	117%	118%
Net assets, end of period (000’s omitted)	$385,059	$307,735	$878	$824	$851	$1,769	$1,761

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	On June 20, 2008, Advisor Class was renamed Class A.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Enterprise Fund	17

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30, 2011[1]
Class B
Net asset value, beginning of period	$28.10	$29.17
Net investment loss	(0.20)	(0.04)[2]
Net realized and unrealized gains (losses) on investments	9.32	(1.03)

Total from investment operations	9.12	(1.07)
Net asset value, end of period	$37.22	$28.10
Total return[3]	32.46%	(3.67)%
Ratios to average net assets (annualized)
Gross expenses	2.03%	2.09%
Net expenses	1.93%	1.93%
Net investment loss	(1.30)%	(1.26)%
Supplemental data
Portfolio turnover rate	51%	104%
Net assets, end of period (000’s omitted)	$4,622	$4,695

1.	For the period from August 26, 2011 (commencement of class operations) to September 30, 2011

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Enterprise Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Year Ended October 31,
Class C		2011	2010[1]	2009	2008[2]
Net asset value, beginning of period	$28.10	$29.39	$23.75	$21.49	$30.67
Net investment loss	(0.22)	(0.44)[3]	(0.39)[3]	(0.31)[3]	(0.27)[3]
Net realized and unrealized gains (losses) on investments	9.35	(0.85)	6.03	2.57	(8.91)

Total from investment operations	9.13	(1.29)	5.64	2.26	(9.18)
Net asset value, end of period	$37.23	$28.10	$29.39	$23.75	$21.49
Total return[4]	32.46%	(4.39)%	23.80%	10.52%	(29.96)%
Ratios to average net assets (annualized)
Gross expenses	2.04%	2.09%	2.13%	2.19%	2.18%
Net expenses	1.93%	1.97%	2.09%	2.11%	2.15%
Net investment loss	(1.29)%	(1.35)%	(1.60)%	(1.43)%	(1.58)%
Supplemental data
Portfolio turnover rate	51%	104%	108%	203%	179%
Net assets, end of period (000’s omitted)	$7,989	$6,428	$174	$268	$21

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	For the period from March 31, 2008 (commencement of class operations) to October 31, 2008

3.	Calculated based upon average shares outstanding

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Enterprise Fund	19

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Year ended October 31,
Administrator Class		2011	2010[1]	2009	2008	2007	2006
Net asset value, beginning of period	$29.93	$31.03	$24.86	$22.27	$38.71	$29.83	$25.95
Net investment income (loss)	(0.08)[2]	(0.24)	(0.17)[2]	(0.09)[2]	(0.18)[2]	(0.18)[2]	0.07
Net realized and unrealized gains (losses) on investments	9.96	(0.86)	6.34	2.68	(16.26)	9.06	3.81

Total from investment operations	9.88	(1.10)	6.17	2.59	(16.44)	8.88	3.88
Net asset value, end of period	$39.81	$29.93	$31.03	$24.86	$22.27	$38.71	$29.83
Total return[3]	33.01%	(3.54)%	24.87%	11.59%	(42.47)%	29.77%	14.95%
Ratios to average net assets (annualized)
Gross expenses	1.12%	1.17%	1.21%	1.26%	1.26%	1.24%	1.23%
Net expenses	1.12%	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
Net investment loss	(0.48)%	(0.62)%	(0.66)%	(0.44)%	(0.55)%	(0.54)%	(0.63)%
Supplemental data
Portfolio turnover rate	51%	104%	108%	203%	179%	117%	118%
Net assets, end of period (000’s omitted)	$18,129	$22,811	$16,760	$16,000	$14,677	$3,358	$2,553

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Enterprise Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Year Ended October 31,
Institutional Class		2011	2010[1]	2009	2008	2007	2006
Net asset value, beginning of period	$30.38	$31.42	$25.11	$22.44	$38.90	$29.90	$25.95
Net investment loss	(0.04)[2]	(0.13)[2]	(0.11)[2]	(0.04)[2]	(0.10)[2]	(0.10)[2]	(0.34)[2]
Net realized and unrealized gains (losses) on investments	10.12	(0.91)	6.42	2.71	(16.36)	9.10	4.29

Total from investment operations	10.08	(1.04)	6.31	2.67	(16.46)	9.00	3.95
Net asset value, end of period	$40.46	$30.38	$31.42	$25.11	$22.44	$38.90	$29.90
Total return[3]	33.18%	(3.31)%	25.13%	11.90%	(42.31)%	30.10%	15.22%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.90%	0.94%	0.99%	0.98%	0.97%	0.98%
Net expenses	0.85%	0.89%	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment loss	(0.21)%	(0.37)%	(0.41)%	(0.18)%	(0.29)%	(0.30)%	(0.39)%
Supplemental data
Portfolio turnover rate	51%	104%	108%	203%	179%	117%	118%
Net assets, end of period (000’s omitted)	$110,910	$121,618	$106,931	$113,467	$104,121	$126,347	$36,587

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Enterprise Fund	21

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Year Ended October 31,
Investor Class		2011	2010[1]	2009	2008	2007	2006
Net asset value, beginning of period	$28.75	$29.87	$23.99	$21.56	$37.62	$29.11	$25.43
Net investment loss	(0.10)[2]	(0.29)[2]	(0.24)[2]	(0.16)[2]	(0.29)[2]	(0.32)[2]	(0.33)[2]
Net realized and unrealized gains (losses) on investments	9.56	(0.83)	6.12	2.59	(15.77)	8.83	4.01

Total from investment operations	9.46	(1.12)	5.88	2.43	(16.06)	8.51	3.68
Net asset value, end of period	$38.21	$28.75	$29.87	$23.99	$21.56	$37.62	$29.11
Total return[3]	32.90%	(3.75)%	24.56%	11.22%	(42.69)%	29.23%	14.47%
Ratios to average net assets (annualized)
Gross expenses	1.36%	1.40%	1.48%	1.54%	1.57%	1.59%	1.59%
Net expenses	1.25%	1.36%	1.43%	1.46%	1.53%	1.57%	1.56%
Net investment loss	(0.61)%	(0.84)%	(0.94)%	(0.74)%	(0.91)%	(0.96)%	(1.05)%
Supplemental data
Portfolio turnover rate	51%	104%	108%	203%	179%	117%	118%
Net assets, end of period (000’s omitted)	$181,795	$144,883	$134,528	$117,725	$112,689	$209,651	$192,533

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Enterprise Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Enterprise Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Enterprise Fund	23

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

For Wells Fargo Advantage Funds that participated in securities lending activity prior to February 13, 2009, certain structured investment vehicles purchased in a joint account by the former securities lending agent defaulted or were impaired. Certain of the Wells Fargo Advantage Funds still hold ownership interest in these structured investment vehicles, which have since been restructured as pass-through securities. If the Fund holds an ownership interest in such pass-through securities, information regarding this ownership interest can be found in the Portfolio of Investments under the category “Other”.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

24	Wells Fargo Advantage Enterprise Fund	Notes to Financial Statements (Unaudited)

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of September 30, 2011, the Fund had net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $46,381,136 with $20,942,524 expiring in 2015, $22,887,718 expiring in 2017 and $2,550,894 expiring in 2019.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$698,010,441	$0	$0	$698,010,441
Other	0	0	1,784,735	1,784,735
Short-term investments
Investment companies	10,934,136	109,915,011	0	120,849,147
	$708,944,577	$109,915,011	$1,784,735	$820,644,323

Further details on the major security types listed above can be found in the Portfolio of Investments.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Enterprise Fund	25

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended March 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.70% and declining to 0.60% as the average daily net assets of the Fund increase. For the six months ended March 31, 2012, the advisory fee was equivalent to an annual rate of 0.69% of the Fund’s average daily net assets.

Funds Management has retained the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Wells Capital Management, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.33

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.18% for Class A, 1.93% for Class B, 1.93% for Class C, 1.15% for Administrator Class, 0.85% for Institutional Class and 1.25% for Investor Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended March 31, 2012, Wells Fargo Funds Distributor, LLC received $1,704 from the sale of Class A shares and $61, $1,508 and $365 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

26	Wells Fargo Advantage Enterprise Fund	Notes to Financial Statements (Unaudited)

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities, for the six months ended March 31, 2012 were $344,884,138 and $447,891,275, respectively.

6. ACQUISITION

After the close of business on August 26, 2011, the Fund acquired the net assets of Wells Fargo Advantage Mid Cap Growth Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding Class A, Class B, Class C, Administrator Class, Institutional Class and Investor shares of Wells Fargo Advantage Mid Cap Growth Fund received Class A, Class A, Class C, Administrator Class, Institutional Class and Investor Class shares, respectively, of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Wells Fargo Advantage Mid Cap Growth Fund for 13,702,286 shares of Wells Fargo Advantage Enterprise Fund valued at $414,773,456 at an exchange ratio of 0.16, 0.15, 0.15, 0.16, 0.16, and 0.16 for Class A, Class B, Class C, Administrator Class, Institutional Class and Investor Class shares, respectively. The investment portfolio of Wells Fargo Advantage Mid Cap Growth Fund with a fair value of $412,740,595, identified cost of $473,427,369 and unrealized losses of $60,686,774 at August 26, 2011 were the principal assets acquired by the Fund. The aggregate net assets of Wells Fargo Advantage Mid Cap Growth Fund and the Fund immediately prior to the acquisition were $414,773,456 and $224,429,514, respectively. The aggregate net assets of the Fund immediately after the acquisition were $639,202,970. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage Mid Cap Growth Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed October 1, 2010, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the year ended September 30, 2011 would have been:

Net investment loss	$(4,691,686)
Net realized and unrealized gains on investments	$38,867,844
Net increase in net assets resulting from operations	$34,176,158

7. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended March 31, 2012, the Fund paid $536 in commitment fees.

For the six months ended March 31, 2012, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210 Balance Sheet, creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Enterprise Fund	27

master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update’s adoption on the Fund’s financial statement disclosures.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

28	Wells Fargo Advantage Enterprise Fund	Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited)	Wells Fargo Advantage Enterprise Fund	29

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 137 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

30	Wells Fargo Advantage Enterprise Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

Other Information (Unaudited)	Wells Fargo Advantage Enterprise Fund	31

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 29-30, 2012 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Enterprise Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

In providing information to the Board, Funds Management and Wells Capital Management were guided by a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf at the start of the Board’s annual contract renewal process earlier in 2012. In approving the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee likely attributed different weights to various factors.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management supported the re-approval of the Advisory Agreements. Although the Board considered the continuation of the Advisory Agreements for the Fund as part of the larger process of considering the continuation of the advisory agreements for all of the funds in the complex, its decision to continue the Advisory Agreements for the Fund was ultimately made on a fund-by-fund basis.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2011. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund, and in comparison to the Fund’s

32	Wells Fargo Advantage Enterprise Fund	Other Information (Unaudited)

benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe. The Board noted that, except for the one-year period, the performance of the Fund was higher than or in range of the median performance of the Universe and its benchmark index, the Lipper Multi-Cap Growth Funds Index, for all other periods under review.

The Board received and considered information regarding the Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund’s Expense Group. The Board noted that the net operating expense ratios of the Fund were equal to or lower than the Fund’s Expense Group’s median net operating expense ratios.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the “Net Advisory Rate”).

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate with those of other funds in the Fund’s Expense Group median. The Board noted that, except for the Institutional class, the Advisory Agreement Rate and Net Advisory Rate for the Fund were higher than the median rates for the Fund’s Expense Group. The Board received a report from Funds Management that noted that the Fund was benefiting from Advisory Agreement Rate breakpoints, the Fund’s net operating expense caps had been lowered the previous year and the expense caps would be extended until January 31, 2014.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

The Board determined that the Advisory Agreement Rate for the Fund, both with and without an administration fee rate and before and after waivers, was reasonable in light of the Fund’s Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was reasonable in light of the services covered by the Sub-Advisory Agreement, the sub-advised expense information provided by Lipper, and other information provided.

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Fund. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of the Fund’s Advisory Agreement Rate in isolation. It noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability reported by Funds Management was not unreasonable.

Other Information (Unaudited)	Wells Fargo Advantage Enterprise Fund	33

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would have on-going opportunities to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale, if any, with the Fund. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Fund’s shares, including the channels through which the Fund’s shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

34	Wells Fargo Advantage Enterprise Fund	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

208990 05-12 SA231/SAR231 3-12

Wells Fargo Advantage Opportunity FundSM

Semi-Annual Report

March 31, 2012

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $213 billion in assets under management, as of March 31, 2012.

Equity Funds
Asia Pacific Fund	Equity Value Fund	Precious Metals Fund
C&B Large Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Mid Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
Capital Growth Fund	Index Fund	Small Cap Value Fund
Common Stock Fund	International Equity Fund	Small Company Growth Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Value Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Opportunity Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The period was marked by increased confidence that the U.S. economy was staging a fragile recovery, offset by continued concerns about the possible effect on the global economy of the ongoing European sovereign debt crisis—which began in Greece and later spread to the larger economies of Italy and Spain. U.S. stock indexes posted solid gains for the period.

In contrast to worrisome data from the eurozone, U.S. economic data remained moderately positive.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Opportunity Fund for the six-month period that ended March 31, 2012. The period was marked by increased confidence that the U.S. economy was staging a fragile recovery, offset by continued concerns about the possible effect on the global economy of the ongoing European sovereign debt crisis—which began in Greece and later spread to the larger economies of Italy and Spain. U.S. stock indexes posted solid gains for the period.

Macroeconomic optimism faded as global growth slowed and worries rose.

Prior to the reporting period, investors worried that the global economy was returning to a recession. Although second quarter U.S. gross domestic product (GDP) grew at a 1.3% annual rate, it was below the levels set in 2010 and seemed to confirm that the economy had slowed from its previous pace. Moreover, the drawn-out political debate over the raising of the U.S. debt ceiling reduced confidence that the national government would be able to work together to address the country’s problems. Partly as a result, Standard & Poor’s rating service downgraded U.S. long-term debt from AAA to AA+1 in August 2011.

Throughout the six-month period, concerns about the eurozone sovereign debt situation returned to center stage. Investors became increasingly concerned that Greece would default on its debt, a scenario that only seemed more likely as eurozone leaders began to openly discuss a “voluntary” haircut on Greek debt for private investors. Because many eurozone banks owned Greek debt and many U.S. banks had financial ties to eurozone banks, investors worried about the effect of such an event on the financial systems and the global economy. In October 2011, market participants turned their attention to the debt burdens of Italy—which also had its credit rating downgraded by Standard & Poor’s—because even though it had a relatively modest budget deficit, it had a high amount of outstanding debt and a stagnant economy. French banks were heavily exposed to Italian debt, so Italy’s woes led to fears of a state bailout of French banks and a resulting increase in France’s required expenditures.

After months of rumors and worries, the Greek credit crisis was finally addressed in March 2012 when the country came to an agreement with its creditors allowing it to write down the principal on most of its bonds in exchange for increased financial austerity. By the end of the reporting period, the Greek agreement, combined with unprecedented support for eurozone banks by the European Central Bank (ECB), seemed to calm investor concerns, at least temporarily.

The U.S. economy reported relatively solid news.

In contrast to worrisome data from the eurozone, U.S. economic data remained moderately positive. After disappointing reports for first and second quarter GDP growth, reported GDP came in at a 1.8% annualized rate in the third quarter of 2011, and then accelerated to a 3.0% annualized rate in the fourth quarter. The major banks appeared to have taken steps toward repairing their balance sheets; in March, the Federal Reserve (Fed) announced that 15 of the 19 major banks had passed a “stress test,” in which the Fed attempted to gauge whether the banks could survive a severe recession that included a 50% drop in the stock market and a 21% percent decline in housing prices.

1.	The ratings indicated are from Standard & Poor’s. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

Letter to Shareholders	Wells Fargo Advantage Opportunity Fund	3

Bank stocks rebounded strongly after the Fed released details of the stress test, but all major market sectors rallied as investors became increasingly confident that the U.S. would not return to recession. Small-cap stocks modestly outperformed large-cap stocks, and growth stocks outperformed value stocks by an even smaller margin.

Central banks continued to provide stimulus.

Throughout the reporting period, the Federal Open Market Committee (FOMC) kept its key interest rates effectively at zero in order to support the economy and financial system. In the second quarter of 2011, the Fed completed its second round of monetary stimulus, in which it had planned to purchase $600 billion in long-term U.S. Treasuries as well as reinvest an additional $250 billion to $300 billion in Treasuries with the proceeds from earlier investments. Even though the Fed seemed to rule out further monetary stimulus, it remained accommodative. In early August 2011, in response to extreme market volatility and signs of a weakening economy, the Fed announced its intention to keep interest rates low until at least late 2014.

At the beginning of the period, the ECB had a key rate of 1.50%, which it had raised in early 2011 in an attempt to keep inflation in check. However, in response to weakness in the southern European economies, the ECB lowered its key rate to 1.25% in November and to 1.0% in December. In August, after a sell-off in the sovereign debts of Spain and Italy, the ECB announced plans to purchase the debt of those countries in exchange for increased deficit reduction. The ECB also continued to provide virtually unlimited liquidity for banks, announcing a long-term refinancing operation (LTRO) in December through which it provided low cost, three-year loans to lenders.

We use time-tested investment strategies, even as many variables are at work in the market.

The full effect of the credit crisis remains unknown. Elevated unemployment and debt defaults continue to pressure consumers and businesses alike.

In our experience strict adherence to time-tested investment strategies has its rewards. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, we believe it helps in managing risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage Opportunity Fund	Letter to Shareholders

Notice to Shareholders

The Board of Trustees for Wells Fargo Advantage Funds has unanimously approved the following modifications to certain net asset value (NAV) waiver privileges and commission schedules:

■	Effective May 1, 2012, automatic investment plan (AIP) purchases and proceeds received from systematic withdrawals will no longer qualify for NAV repurchase privileges.

■

Effective May 1, 2012, discretionary rights to waive the upfront commission for Class C and “jumbo” Class A share purchases will no longer be granted to broker/dealers. However, we will continue to waive the Class C shares contingent deferred sales charge for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

■

Effective July 31, 2012, NAV purchase privileges for former Evergreen Class IS and Class R shareholders are being modified to remove the ability to purchase Class A shares at NAV unless those shares are held directly with the Fund on or after July 31, 2012.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

Performance Highlights (Unaudited)	Wells Fargo Advantage Opportunity Fund	5

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management, LLC

PORTFOLIO MANAGERS

Ann M. Miletti

Thomas D. Wooden, CFA

FUND INCEPTION

December 31, 1985

TEN LARGEST EQUITY HOLDINGS[1] (AS OF MARCH 31, 2012)
Praxair Incorporated	1.86%
Fifth Third Bancorp	1.80%
Covidien plc	1.63%
National Oilwell Varco Incorporated	1.61%
NetApp Incorporated	1.56%
Whirlpool Corporation	1.56%
Kohl’s Corporation	1.55%
Republic Services Incorporated	1.50%
Bemis Company Incorporated	1.47%
Autodesk Incorporated	1.46%

SECTOR DISTRIBUTION[2] (AS OF MARCH 31, 2012)

1.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

2.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Opportunity Fund	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF MARCH 31, 2012)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (SOPVX)	02/24/2000	17.95	(6.52)	1.47	4.54	25.16	(0.82)	2.67	5.16	1.26%	1.26%
Class B (SOPBX)**	08/26/2011	19.69	(6.56)	1.70	4.85	24.69	(1.56)	2.07	4.85	2.01%	2.01%
Class C (WFOPX)	03/31/2008	23.69	(2.56)	1.91	4.48	24.69	(1.56)	1.91	4.48	2.01%	2.01%
Administrator Class (WOFDX)	08/30/2002					25.30	(0.59)	2.92	5.43	1.10%	1.01%
Institutional Class (WOFNX)	07/30/2010					25.45	(0.38)	3.00	5.47	0.83%	0.76%
Investor Class (SOPFX)	12/31/1985					25.12	(0.87)	2.61	5.16	1.33%	1.33%
Russell Midcap® Index[6]						26.84	3.31	3.03	7.85

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – wellsfargoadvantagefunds.com

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Effective June 20, 2008, the Advisor Classwas renamed Class A and modified to assume the features and attributes of Class A. Historical performance shown for the Class A shares through June 20, 2008, includes Advisor Class expenses. Historical performance shown for Class B shares prior to their inception reflects the performance of Class C shares. Historical performance shown for Class C shares prior to their inception reflects the performance of Class A shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for the Institutional Class prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.25% for Class A, 2.00% for Class B, 2.00% for Class C, 1.00% for Administrator Class, 0.75% for Institutional Class and 1.32% for Investor Class. Without this cap, the Fund’s returns would have been lower.

6.

The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 25% of the total market capitalization of the Russell 1000® Index. You cannot invest directly in an index.

Fund Expenses (Unaudited)	Wells Fargo Advantage Opportunity Fund	7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2011 to March 31, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10-01-2011	Ending Account Value 03-31-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,251.56	$7.04	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.31	1.25%
Class B
Actual	$1,000.00	$1,246.94	$11.18	1.99%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.05	$10.02	1.99%
Class C
Actual	$1,000.00	$1,246.94	$11.23	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.00	$10.08	2.00%
Administrator Class
Actual	$1,000.00	$1,252.99	$5.63	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.05	1.00%
Institutional Class
Actual	$1,000.00	$1,254.47	$4.23	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.25	$3.79	0.75%
Investor Class
Actual	$1,000.00	$1,251.22	$7.43	1.32%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.66	1.32%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8	Wells Fargo Advantage Opportunity Fund	Portfolio of Investments—March 31, 2012 (Unaudited)

Security Name	Shares	Value

Common Stocks: 97.61%

Consumer Discretionary: 19.19%

Auto Components: 1.15%
Johnson Controls Incorporated	727,018	$23,613,545

Diversified Consumer Services: 1.12%
K12 Incorporated †«	970,018	22,921,525

Hotels, Restaurants & Leisure: 1.15%
Carnival Corporation «	738,647	23,695,796

Household Durables: 2.09%
Tempur-Pedic International Incorporated †«	128,583	10,856,263
Whirlpool Corporation «	417,000	32,050,620

		42,906,883

Internet & Catalog Retail: 1.15%
Liberty Interactive Corporation Series A †	1,235,892	23,593,178

Media: 6.05%
Cablevision Systems Corporation New York Group Class A «	1,370,611	20,120,569
Comcast Corporation Class A	876,960	25,879,090
Discovery Communications Incorporated †	569,515	26,698,863
Liberty Global Incorporated Class A †	494,368	24,757,949
Omnicom Group Incorporated «	529,298	26,808,944

		124,265,415

Multiline Retail: 4.64%
Best Buy Company Incorporated «	893,209	21,151,189
Family Dollar Stores Incorporated	212,963	13,476,299
Kohl’s Corporation	637,882	31,913,236
Nordstrom Incorporated «	516,503	28,779,547

		95,320,271

Specialty Retail: 1.84%
Abercrombie & Fitch Company Class A «	458,877	22,764,888
Express Incorporated †«	597,539	14,926,524

		37,691,412

Consumer Staples: 4.04%

Food & Staples Retailing: 1.45%
Kroger Company «	1,232,793	29,870,574

Food Products: 1.24%
General Mills Incorporated	643,602	25,390,099

Household Products: 1.35%
Church & Dwight Company Incorporated	563,222	27,704,890

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—March 31, 2012 (Unaudited)	Wells Fargo Advantage Opportunity Fund	9

Security Name	Shares	Value

Energy: 9.69%

Energy Equipment & Services: 4.57%
McDermott International Incorporated †	1,043,765	$13,370,630
National Oilwell Varco Incorporated	416,606	33,107,679
Superior Energy Services Incorporated †	927,074	24,437,671
Weatherford International Limited †	1,513,517	22,838,972

		93,754,952

Oil, Gas & Consumable Fuels: 5.12%
Apache Corporation	142,008	14,263,284
Cabot Oil & Gas Corporation	694,765	21,655,825
Newfield Exploration Company †	698,120	24,210,802
Peabody Energy Corporation	726,242	21,031,968
Southwestern Energy Company †	785,248	24,028,589

		105,190,468

Financials: 16.27%

Capital Markets: 2.83%
Invesco Limited	1,093,611	29,166,605
TD Ameritrade Holding Corporation	1,469,586	29,009,628

		58,176,233

Commercial Banks: 4.15%
Branch Banking & Trust Corporation «	714,185	22,418,267
City National Corporation «	489,691	25,694,087
Fifth Third Bancorp	2,634,598	37,016,102

		85,128,456

Consumer Finance: 1.23%
MasterCard Incorporated	60,176	25,306,415

Diversified Financial Services: 0.80%
InterContinental Exchange Incorporated †	119,000	16,352,980

Insurance: 5.00%
ACE Limited	376,179	27,536,303
Reinsurance Group of America Incorporated	366,708	21,808,125
RenaissanceRe Holdings Limited	380,248	28,796,181
Willis Group Holdings plc	702,631	24,578,032

		102,718,641

REITs: 2.26%
American Tower Corporation	336,940	21,233,959
BioMed Realty Trust Incorporated «	1,330,681	25,256,325

		46,490,284

Health Care: 10.69%

Health Care Equipment & Supplies: 4.16%
C.R. Bard Incorporated	262,927	25,956,153

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Opportunity Fund	Portfolio of Investments—March 31, 2012 (Unaudited)

Security Name	Shares	Value

Health Care Equipment & Supplies (continued)
Covidien plc	612,219	$33,476,135
Zimmer Holdings Incorporated	403,858	25,959,992

		85,392,280

Health Care Providers & Services: 2.46%
Health Management Associates Incorporated Class A †	4,038,702	27,140,077
McKesson Corporation	265,592	23,311,010

		50,451,087

Life Sciences Tools & Services: 4.07%
Covance Incorporated †«	600,827	28,617,390
Thermo Fisher Scientific Incorporated	506,569	28,560,360
Waters Corporation †	286,442	26,541,716

		83,719,466

Industrials: 13.86%

Airlines: 2.04%
Delta Air Lines Incorporated †	2,827,762	28,023,121
United Continental Holdings Incorporated †«	649,746	13,969,539

		41,992,660

Commercial Services & Supplies: 2.80%
Manpower Incorporated	563,440	26,690,153
Republic Services Incorporated	1,009,167	30,840,144

		57,530,297

Construction & Engineering: 0.83%
Quanta Services Incorporated †	820,104	17,140,174

Electrical Equipment: 4.32%
AMETEK Incorporated	508,626	24,673,447
Babcock & Wilcox Company †	942,588	24,271,641
Regal-Beloit Corporation	343,622	22,524,422
Rockwell Automation Incorporated	216,361	17,243,972

		88,713,482

Machinery: 1.16%
Dover Corporation «	377,689	23,771,746

Road & Rail: 2.71%
Hertz Global Holdings Incorporated †«	1,939,328	29,167,493
J.B. Hunt Transport Services Incorporated «	485,781	26,411,913

		55,579,406

Information Technology: 16.63%

Communications Equipment: 1.17%
Polycom Incorporated †	1,264,416	24,112,413

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—March 31, 2012 (Unaudited)	Wells Fargo Advantage Opportunity Fund	11

Security Name	Shares	Value

Computers & Peripherals: 1.56%
NetApp Incorporated †	713,727	$31,953,558

Electronic Equipment, Instruments & Components: 1.57%
Agilent Technologies Incorporated	80,814	3,597,031
Amphenol Corporation Class A «	479,312	28,648,478

		32,245,509

Internet Software & Services: 1.12%
Equinix Incorporated †«	145,384	22,890,711

IT Services: 3.32%
Alliance Data Systems Corporation †«	167,086	21,046,153
Cognizant Technology Solutions Corporation Class A †	312,981	24,083,888
Global Payments Incorporated	485,260	23,035,292

		68,165,333

Semiconductors & Semiconductor Equipment: 5.05%
Altera Corporation	586,727	23,363,469
ARM Holdings plc	2,375,680	22,495,422
Avago Technologies Limited	734,138	28,609,358
ON Semiconductor Corporation †	3,243,266	29,221,827

		103,690,076

Software: 2.84%
Autodesk Incorporated †	706,539	29,900,730
Red Hat Incorporated †	475,373	28,470,089

		58,370,819

Materials: 7.24%

Chemicals: 1.86%
Praxair Incorporated	333,427	38,224,072

Containers & Packaging: 4.18%
Bemis Company Incorporated «	933,453	30,141,197
Crown Holdings Incorporated †«	706,326	26,013,987
Owens-Illinois Incorporated †	1,276,637	29,796,708

		85,951,892

Metals & Mining: 1.20%
Agnico-Eagle Mines Limited	373,507	12,467,664
Royal Gold Incorporated	185,653	12,108,286

		24,575,950

Total Common Stocks (Cost $1,589,591,946)		2,004,562,948

	Principal
Other: 0.24%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)	$10,290,702	2,881,397
VFNC Corporation, Pass-Through Entity, 0.24% (a)(i)(v)144A±	4,971,686	2,088,108

Total Other (Cost $6,453,075)		4,969,505

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Opportunity Fund	Portfolio of Investments—March 31, 2012 (Unaudited)

Security Name	Yield	Shares	Value

Short-Term Investments: 10.92%

Investment Companies: 10.92%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10%	68,779,712	$68,779,712
Wells Fargo Securities Lending Cash Investments (v)(l)(u)(r)	0.18	155,584,049	155,584,049

Total Short-Term Investments (Cost $224,363,761)			224,363,761

Total Investments in Securities
(Cost $1,820,408,782) *	108.77%	2,233,896,214
Other Assets and Liabilities, Net	(8.77)	(180,181,021)

Total Net Assets	100.00%	$2,053,715,193

†	Non-income earning security

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

(v)	All or a portion of the security represents investment of cash collateral received from securities on loan.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investment

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $1,842,731,447 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$434,231,078
Gross unrealized depreciation	(43,066,311)

Net unrealized appreciation	$391,164,767

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—March 31, 2012 (Unaudited)	Wells Fargo Advantage Opportunity Fund	13

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$2,009,532,453
In affiliated securities, at value (see cost below)	224,363,761

Total investments, at value (see cost below)	2,233,896,214
Foreign currency, at value (see cost below)	93
Receivable for investments sold	2,881,607
Receivable for Fund shares sold	395,134
Receivable for dividends and interest	1,803,056
Receivable for securities lending income	16,044
Prepaid expenses and other assets	123,004

Total assets	2,239,115,152

Liabilities
Payable for investments purchased	23,662,136
Payable for Fund shares redeemed	2,240,974
Payable upon receipt of securities loaned	156,954,217
Advisory fee payable	1,184,368
Distribution fees payable	43,984
Due to other related parties	566,127
Accrued expenses and other liabilities	748,153

Total liabilities	185,399,959

Total net assets	$2,053,715,193

NET ASSETS CONSIST OF
Paid-in capital	$1,657,269,967
Undistributed net investment loss	(947,208)
Accumulated net realized losses on investments	(16,098,323)
Net unrealized gains on investments	413,490,757

Total net assets	$2,053,715,193

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$445,293,100
Shares outstanding – Class A	11,090,323
Net asset value per share – Class A	$40.15
Maximum offering price per share – Class A2	$42.60
Net assets – Class B	$15,444,912
Shares outstanding – Class B	388,187
Net asset value per share – Class B	$39.79
Net assets – Class C	$48,872,091
Shares outstanding – Class C	1,228,316
Net asset value per share – Class C	$39.79
Net assets – Administrator Class	$432,413,304
Shares outstanding – Administrator Class	10,319,864
Net asset value per share – Administrator Class	$41.90
Net assets – Institutional Class	$10,879,719
Shares outstanding – Institutional Class	258,737
Net asset value per share – Institutional Class	$42.05
Net assets – Investor Class	$1,100,812,067
Shares outstanding – Investor Class	26,857,523
Net asset value per share – Investor Class	$40.99
Investments in unaffiliated securities, at cost	$1,596,045,021

Investments in affiliated securities, at cost	$224,363,761

Total investments, at cost	$1,820,408,782

Securities on loan, at value	$153,219,063

Foreign currency, at cost	$92

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Opportunity Fund	Statement of Operations—Six Months Ended March 31, 2012 (Unaudited)

Investment income
Dividends*	$11,270,387
Securities lending income, net	104,635
Income from affiliated securities	42,166
Interest	17,312

Total investment income	11,434,500

Expenses
Advisory fee	6,517,516
Administration fees
Fund level	487,171
Class A	557,417
Class B	20,799
Class C	62,196
Administrator Class	202,265
Institutional Class	5,623
Investor Class	1,711,826
Shareholder servicing fees
Class A	535,978
Class B	19,699
Class C	59,804
Administrator Class	505,384
Investor Class	1,296,838
Distribution fees
Class B	59,997
Class C	179,413
Custody and accounting fees	38,862
Professional fees	6,948
Registration fees	29,804
Shareholder report expenses	40,671
Trustees’ fees and expenses	69,115
Other fees and expenses	5,025

Total expenses	12,412,351
Less: Fee waivers and/or expense reimbursements	(192,029)

Net expenses	12,220,322

Net investment loss	(785,822)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	16,562,203
Net change in unrealized gains (losses) on investments	417,385,537

Net realized and unrealized gains (losses) on investments	433,947,740

Net increase in net assets resulting from operations	$433,161,918

* Net of foreign dividend withholding taxes of	$33,709

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Opportunity Fund	15

	Six Months Ended March 31, 2012 (Unaudited)		Year Ended September 30, 2011

Operations
Net investment loss		$(785,822)		$(1,318,061)
Net realized gains on investments		16,562,203		85,442,197
Net change in unrealized gains (losses) on investments		417,385,537		(175,968,841)

Net increase (decrease) in net assets resulting from operations		433,161,918		(91,844,705)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	175,730	6,451,217	132,465	4,924,569
Class B	503	19,062	43 [1]	1,522 [1]
Class C	10,978	399,974	23,548	905,341
Administrator Class	465,865	17,739,822	1,368,552	54,348,199
Institutional Class	206,879	8,000,315	178,908	6,917,374
Investor Class	355,457	13,279,589	1,754,217	67,656,154

		45,889,979		134,753,159

Payment for shares redeemed
Class A	(1,372,803)	(50,840,527)	(457,402)	(15,987,248)
Class B	(118,591)	(4,305,308)	(24,944)[1]	(832,546)[1]
Class C	(195,894)	(7,156,225)	(39,103)	(1,342,163)
Administrator Class	(941,084)	(36,472,762)	(1,380,151)	(52,714,107)
Institutional Class	(366,643)	(14,596,384)	(31,927)	(1,320,637)
Investor Class	(2,226,882)	(83,576,395)	(5,052,303)	(197,448,386)

		(196,947,601)		(269,645,087)

Net asset value of shares issued in acquisition
Class A	0	0	11,953,930	403,612,992
Class B	0	0	531,176 [1]	17,851,453 [1]
Class C	0	0	1,420,682	47,745,717
Administrator Class	0	0	5,444,176	191,545,214
Institutional Class	0	0	271,220	9,562,903

		0		670,318,279

Net increase (decrease) in net assets resulting from capital share transactions		(151,057,622)		535,426,351

Total increase in net assets		282,104,296		443,581,646

Net assets
Beginning of period		1,771,610,897		1,328,029,251

End of period		$2,053,715,193		$1,771,610,897

Undistributed net investment loss		$(947,208)		$(161,386)

1.	Class commenced operations on August 26, 2011.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Opportunity Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Year Ended October 31,
Class A		2011	2010[1]	2009	2008[2]	2007[2]	2006[2]
Net asset value, beginning of period	$32.08	$34.08	$28.81	$23.24	$45.42	$47.74	$46.57
Net investment income (loss)	(0.01)	0.06 [3]	(0.03)[3]	0.07 [3]	0.08 [3]	0.24 [3]	0.23
Net realized and unrealized gains (losses) on investments	8.08	(2.06)	5.37	5.50	(15.15)	5.94	5.87

Total from investment operations	8.07	(2.00)	5.34	5.57	(15.07)	6.18	6.10
Distributions to shareholders from
Net investment income	0.00	0.00	(0.07)	0.00	(0.47)	(0.06)	0.00
Net realized gains	0.00	0.00	0.00	0.00	(6.47)	(8.44)	(4.93)
Tax basis return of capital	0.00	0.00	0.00	0.00	(0.17)	0.00	0.00

Total distributions to shareholders	0.00	0.00	(0.07)	0.00	(7.11)	(8.50)	(4.93)
Net asset value, end of period	$40.15	$32.08	$34.08	$28.81	$23.24	$45.42	$47.74
Total return[4]	25.16%	(5.87)%	18.55%	23.97%	(38.55)%	14.89%	13.86%
Ratios to average net assets (annualized)
Gross expenses	1.25%	1.27%	1.31%	1.35%	1.34%	1.36%	1.30%
Net expenses	1.25%	1.25%	1.29%	1.29%	1.29%	1.29%	1.29%
Net investment income (loss)	(0.07)%	0.15%	(0.11)%	0.28%	0.22%	0.55%	0.39%
Supplemental data
Portfolio turnover rate	19%	31%	42%	55%	73%	56%	39%
Net assets, end of period (000’s omitted)	$445,293	$394,194	$22,437	$21,108	$20,695	$44,558	$51,489

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	On June 20, 2008, Advisor Class was renamed Class A.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Opportunity Fund	17

(For a share outstanding throughout each period)

Class B	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30, 2011[1]
Net asset value, beginning of period	$31.91	$33.61
Net investment loss	(0.16)	(0.01)
Net realized and unrealized gains (losses) on investments	8.04	(1.69)

Total from investment operations	7.88	(1.70)
Net asset value, end of period	$39.79	$31.91
Total return[2]	24.69%	(5.06)%
Ratios to average net assets (annualized)
Gross expenses	1.99%	2.02%
Net expenses	1.99%	2.00%
Net investment loss	(0.82)%	(0.45)%
Supplemental data
Portfolio turnover rate	19%	31%
Net assets, end of period (000’s omitted)	$15,445	$16,154

1.	For the period from August 26, 2011 (commencement of class operations) to September 30, 2011

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Opportunity Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Year Ended October 31,
Class C		2011	2010[1]	2009	2008[2]
Net asset value, beginning of period	$31.91	$34.15	$29.12	$23.66	$33.56
Net investment loss	(0.16)	(0.18)[3]	(0.25)[3]	(0.17)[3]	(0.06)[3]
Net realized and unrealized gains (losses) on investments	8.04	(2.06)	5.41	5.63	(9.84)

Total from investment operations	7.88	(2.24)	5.16	5.46	(9.90)
Distributions to shareholders from
Net investment income	0.00	0.00	(0.13)	0.00	0.00
Net asset value, end of period	$39.79	$31.91	$34.15	$29.12	$23.66
Total return[4]	24.69%	(6.56)%	17.76%	23.08%	(29.50)%
Ratios to average net assets (annualized)
Gross expenses	2.00%	2.02%	2.07%	2.08%	2.10%
Net expenses	2.00%	2.00%	2.04%	2.04%	2.04%
Net investment loss	(0.83)%	(0.50)%	(0.87)%	(0.63)%	(0.33)%
Supplemental data
Portfolio turnover rate	19%	31%	42%	55%	73%
Net assets, end of period (000’s omitted)	$48,872	$45,096	$277	$150	$7

1	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	For the period from March 31, 2008 (commencement of class operations) to October 31, 2008

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Opportunity Fund	19

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Year Ended October 31,
Administrator Class		2011	2010[1]	2009	2008	2007	2006
Net asset value, beginning of period	$33.44	$35.44	$29.95	$24.10	$46.86	$49.05	$47.61
Net investment income	0.04	0.07 [2]	0.04 [2]	0.13 [2]	0.17 [2]	0.33 [2]	0.19
Net realized and unrealized gains (losses) on investments	8.42	(2.07)	5.59	5.72	(15.69)	6.14	6.18

Total from investment operations	8.46	(2.00)	5.63	5.85	(15.52)	6.47	6.37
Distributions to shareholders from
Net investment income	0.00	0.00	(0.14)	0.00	(0.60)	(0.22)	0.00
Net realized gains	0.00	0.00	0.00	0.00	(6.47)	(8.44)	(4.93)
Tax basis return of capital	0.00	0.00	0.00	0.00	(0.17)	0.00	0.00

Total distributions to shareholders	0.00	0.00	(0.14)	0.00	(7.24)	(8.66)	(4.93)
Net asset value, end of period	$41.90	$33.44	$35.44	$29.95	$24.10	$46.86	$49.05
Total return[3]	25.30%	(5.64)%	18.84%	24.27%	(38.41)%	15.17%	14.15%
Ratios to average net assets (annualized)
Gross expenses	1.09%	1.09%	1.14%	1.17%	1.17%	1.18%	1.13%
Net expenses	1.00%	1.03%	1.04%	1.04%	1.04%	1.04%	1.04%
Net investment income	0.17%	0.17%	0.13%	0.51%	0.49%	0.73%	0.48%
Supplemental data
Portfolio turnover rate	19%	31%	42%	55%	73%	56%	39%
Net assets, end of period (000’s omitted)	$432,413	$360,968	$190,054	$124,175	$97,243	$151,776	$167,560

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Opportunity Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,
Institutional Class		2011	2010[1]
Net asset value, beginning of period	$33.52	$35.45	$33.36
Net investment income	0.07 [2]	0.24 [2]	0.02 [2]
Net realized and unrealized gains (losses) on investments	8.46	(2.17)	2.07

Total from investment operations	8.53	(1.93)	2.09
Net asset value, end of period	$42.05	$33.52	$35.45
Total return[3]	25.45%	(5.44)%	6.26%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.83%	0.81%
Net expenses	0.75%	0.78%	0.81%
Net investment income	0.38%	0.61%	0.36%
Supplemental data
Portfolio turnover rate	19%	31%	42%
Net assets, end of period (000’s omitted)	$10,880	$14,027	$11

1	For the period from July 30, 2010 (commencement of class operations) to September 30, 2010

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Opportunity Fund	21

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Year Ended October 31,
Investor Class		2011	2010[1]	2009	2008	2007	2006
Net asset value, beginning of period	$32.76	$34.82	$29.44	$23.76	$46.28	$48.54	$47.29
Net investment income (loss)	(0.03)	(0.07)	(0.05)[2]	0.05 [2]	0.06 [2]	0.23 [2]	0.09
Net realized and unrealized gains (losses) on investments	8.26	(1.99)	5.49	5.63	(15.48)	6.04	6.09

Total from investment operations	8.23	(2.06)	5.44	5.68	(15.42)	6.27	6.18
Distributions to shareholders from
Net investment income	0.00	0.00	(0.06)	0.00	(0.46)	(0.09)	0.00
Net realized gains	0.00	0.00	0.00	0.00	(6.47)	(8.44)	(4.93)
Tax basis return of capital	0.00	0.00	0.00	0.00	(0.17)	0.00	0.00

Total distributions to shareholders	0.00	0.00	(0.06)	0.00	(7.10)	(8.53)	(4.93)
Net asset value, end of period	$40.99	$32.76	$34.82	$29.44	$23.76	$46.28	$48.54
Total return[3]	25.12%	(5.92)%	18.48%	23.91%	(38.60)%	14.81%	13.81%
Ratios to average net assets (annualized)
Gross expenses	1.32%	1.32%	1.41%	1.46%	1.49%	1.53%	1.47%
Net expenses	1.32%	1.32%	1.35%	1.35%	1.35%	1.35%	1.35%
Net investment income (loss)	(0.14)%	(0.15)%	(0.17)%	0.21%	0.17%	0.50%	0.18%
Supplemental data
Portfolio turnover rate	19%	31%	42%	55%	73%	56%	39%
Net assets, end of period (000’s omitted)	$1,100,812	$941,172	$1,115,250	$1,030,766	$895,916	$1,721,922	$1,834,134

1	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Opportunity Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Opportunity Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Opportunity Fund	23

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

For Wells Fargo Advantage Funds that participated in securities lending activity prior to February 13, 2009, certain structured investment vehicles purchased in a joint account by the former securities lending agent defaulted or were impaired. Certain of the Wells Fargo Advantage Funds still hold ownership interest in these structured investment vehicles, which have since been restructured as pass-through securities. If the Fund holds an ownership interest in such pass-through securities, information regarding this ownership interest can be found in the Portfolio of Investments under the category “Other”.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

24	Wells Fargo Advantage Opportunity Fund	Notes to Financial Statements (Unaudited)

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of September 30, 2011, the Fund had net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $8,304,841 expiring in 2019.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Opportunity Fund	25

As of March 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$2,004,562,948	$0	$0	$2,004,562,948
Other	0	0	4,969,505	4,969,505
Short-term investments
Investment companies	68,779,712	155,584,049	0	224,363,761
	$2,073,342,660	$155,584,049	$4,969,505	$2,233,896,214

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended March 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.70% and declining to 0.60% as the average daily net assets of the Fund increase. For the six months ended March 31, 2012, the advisory fee was equivalent to an annual rate of 0.67% of the Fund’s average daily net assets.

Funds Management has retained the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Wells Capital Management, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.33

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.25% for Class A, 2.00% for Class B, 2.00% for Class C, 1.00% for Administrator Class, 0.75% for Institutional Class and 1.32% for Investor Class.

26	Wells Fargo Advantage Opportunity Fund	Notes to Financial Statements (Unaudited)

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended March 31, 2012, Wells Fargo Funds Distributor, LLC received $4,219 from the sale of Class A shares and $6,251 and $2,108 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities, for the six months ended March 31, 2012 were $363,157,865 and $519,645,647, respectively.

6. ACQUISITION

After the close of business on August 26, 2011, the Fund acquired the net assets of Wells Fargo Advantage Core Equity Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding Class A, Class B, Class C, Administrator Class and Institutional Class shares of Wells Fargo Advantage Core Equity Fund received Class A, Class B, Class C, Administrator Class and Institutional Class shares, respectively, of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Wells Fargo Advantage Core Equity Fund for 19,621,184 shares of the Fund valued at $670,318,279 at an exchange ratio of 0.53, 0.47, 0.47, 0.52, and 0.52 for Class A, Class B, Class C, Administrator Class and Institutional Class shares, respectively. The investment portfolio of Wells Fargo Advantage Core Equity Fund with a fair value of $666,385,431, identified cost of $756,097,944 and unrealized losses of $89,712,513 at August 26, 2011 were the principal assets acquired by the Fund. The aggregate net assets of Wells Fargo Advantage Core Equity Fund and the Fund immediately prior to the acquisition were $670,318,279 and $1,218,175, 749, respectively. The aggregate net assets of the Fund immediately after the acquisition were $1,888,494,028. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage Core Equity Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed October 1, 2010, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the year ended September 30, 2011 would have been:

Net investment income	$1,341,554
Net realized and unrealized losses on investments	$(2,878,219)
Net decrease in net assets resulting from operations	$(1,536,665)

7. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended March 31, 2012, the Fund paid $1,762 in commitment fees.

For the six months ended March 31, 2012, there were no borrowings by the Fund under the agreement.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Opportunity Fund	27

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210 Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update’s adoption on the Fund’s financial statement disclosures.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

28	Wells Fargo Advantage Opportunity Fund	Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited)	Wells Fargo Advantage Opportunity Fund	29

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 137 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

30	Wells Fargo Advantage Opportunity Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

Other Information (Unaudited)	Wells Fargo Advantage Opportunity Fund	31

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 29-30, 2012 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Opportunity Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

In providing information to the Board, Funds Management and Wells Capital Management were guided by a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf at the start of the Board’s annual contract renewal process earlier in 2012. In approving the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee likely attributed different weights to various factors.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management supported the re-approval of the Advisory Agreements. Although the Board considered the continuation of the Advisory Agreements for the Fund as part of the larger process of considering the continuation of the advisory agreements for all of the funds in the complex, its decision to continue the Advisory Agreements for the Fund was ultimately made on a fund-by-fund basis.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2011. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund, and in comparison to the Fund’s

32	Wells Fargo Advantage Opportunity Fund	Other Information (Unaudited)

benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe. The Board noted that, except for the one-year period, the performance of the Fund was higher than or in range of the median performance of the Universe for all other periods under review. The Board also noted that the performance of the Fund was higher than its benchmark index, the Lipper Multi-Cap Funds Index, for the longer-term periods under review. The Board noted that the Fund’s one-year performance results warranted further discussion. As part of its further review, the Board received an analysis of, and discussed factors contributing to, the recent underperformance of the Fund relative to the Universe. The Board was satisfied that the Fund’s investment performance was being appropriately monitored and that Funds Management and Wells Capital Management were taking appropriate actions with respect to the Fund’s investment performance.

The Board received and considered information regarding the Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund’s Expense Group. The Board noted that, except for the Investor class, the net operating expense ratios of the Fund were in range of or lower than the Fund’s Expense Group’s median net operating expense ratios. The Board received a report that provided further analysis of the expense results for the Fund’s Investor class. The Board noted that Funds Management had agreed to lower contractual fee cap arrangements for the Fund with respect to the Investor class and certain other classes to lower the Fund’s net operating expense ratios.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the “Net Advisory Rate”).

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate with those of other funds in the Fund’s Expense Group median. The Board noted that the Advisory Agreement Rate was higher than the median rates for the Fund’s Expense Group. The Board also noted that, except for Investor and A share classes, the Fund’s Net Advisory Rate was in range of the median rates for the Fund’s Expense Group. The Board received a report from Funds Management that noted that the Fund was benefiting from Advisory Agreement Rate breakpoints, the Fund’s net operating expense caps had been lowered the previous year, net operating expense caps for certain share classes would be further lowered and the expense caps would be extended until January 31, 2014.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

The Board determined that the Advisory Agreement Rate for the Fund, both with and without an administration fee rate and before and after waivers, was reasonable in light of the Fund’s Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was reasonable in light of the services covered by the sub-advisory agreement, the sub-advised expense information provided by Lipper, and other information provided.

Other Information (Unaudited)	Wells Fargo Advantage Opportunity Fund	33

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Fund. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of the Fund’s Advisory Agreement Rate in isolation. It noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability reported by Funds Management was not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would have on-going opportunities to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale, if any, with the Fund. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Fund’s shares, including the channels through which the Fund’s shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

34	Wells Fargo Advantage Opportunity Fund	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

208991 05-12 SA232/SAR232 3-12

Wells Fargo Advantage

Small/Mid Cap Core Fund

Semi-Annual Report

March 31, 2012

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $213 billion in assets under management, as of March 31, 2012.

Equity Funds
Asia Pacific Fund	Equity Value Fund	Precious Metals Fund
C&B Large Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Mid Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
Capital Growth Fund	Index Fund	Small Cap Value Fund
Common Stock Fund	International Equity Fund	Small Company Growth Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Value Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Small/Mid Cap Core Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The period was marked by increased confidence that the U.S. economy was staging a fragile recovery, offset by continued concerns about the possible effect on the global economy of the ongoing European sovereign debt crisis—which began in Greece and later spread to the larger economies of Italy and Spain.

In contrast to worrisome data from the eurozone, U.S. economic data remained moderately positive.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Small/Mid Cap Core Fund for the six-month period that ended March 31, 2012. The period was marked by increased confidence that the U.S. economy was staging a fragile recovery, offset by continued concerns about the possible effect on the global economy of the ongoing European sovereign debt crisis—which began in Greece and later spread to the larger economies of Italy and Spain. U.S. stock indexes posted solid gains for the period.

Macroeconomic optimism faded as global growth slowed and worries rose.

Prior to the reporting period, investors worried that the global economy was returning to a recession. Although second quarter U.S. gross domestic product (GDP) grew at a 1.3% annual rate, it was below the levels set in 2010 and seemed to confirm that the economy had slowed from its previous pace. Moreover, the drawn-out political debate over the raising of the U.S. debt ceiling reduced confidence that the national government would be able to work together to address the country’s problems. Partly as a result, Standard & Poor’s rating service downgraded U.S. long-term debt from AAA to AA+1 in August 2011.

Throughout the six-month period, concerns about the eurozone sovereign debt situation returned to center stage. Investors became increasingly concerned that Greece would default on its debt, a scenario that only seemed more likely as eurozone leaders began to openly discuss a “voluntary” haircut on Greek debt for private investors. Because many eurozone banks owned Greek debt and many U.S. banks had financial ties to eurozone banks, investors worried about the effect of such an event on the financial systems and the global economy. In October 2011, market participants turned their attention to the debt burdens of Italy—which also had its credit rating downgraded by Standard & Poor’s—because even though it had a relatively modest budget deficit, it had a high amount of outstanding debt and a stagnant economy. French banks were heavily exposed to Italian debt, so Italy’s woes led to fears of a state bailout of French banks and a resulting increase in France’s required expenditures.

After months of rumors and worries, the Greek credit crisis was finally addressed in March 2012 when the country came to an agreement with its creditors allowing it to write down the principal on most of its bonds in exchange for increased financial austerity. By the end of the reporting period, the Greek agreement, combined with unprecedented support for eurozone banks by the European Central Bank (ECB), seemed to calm investor concerns, at least temporarily.

The U.S. economy reported relatively solid news.

In contrast to worrisome data from the eurozone, U.S. economic data remained moderately positive. After disappointing reports for first and second quarter GDP growth, reported GDP came in at a 1.8% annualized rate in the third quarter of 2011, and then accelerated to a 3.0% annualized rate in the fourth quarter. The major banks appeared to have taken steps toward repairing their balance sheets; in March, the Federal Reserve (Fed) announced that 15 of the 19 major banks had passed a “stress test,” in which the Fed attempted to gauge whether the banks could survive a severe recession that included a 50% drop in the stock market and a 21% percent decline in housing prices.

1.	The ratings indicated are from Standard & Poor’s. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

Letter to Shareholders	Wells Fargo Advantage Small/Mid Cap Core Fund	3

Bank stocks rebounded strongly after the Fed released details of the stress test, but all major market sectors rallied as investors became increasingly confident that the U.S. would not return to recession. Small-cap stocks modestly outperformed large-cap stocks, and growth stocks outperformed value stocks by an even smaller margin.

Central banks continued to provide stimulus.

Throughout the reporting period, the Federal Open Market Committee (FOMC) kept its key interest rates effectively at zero in order to support the economy and financial system. In the second quarter of 2011, the Fed completed its second round of monetary stimulus, in which it had planned to purchase $600 billion in long-term U.S. Treasuries as well as reinvest an additional $250 billion to $300 billion in Treasuries with the proceeds from earlier investments. Even though the Fed seemed to rule out further monetary stimulus, it remained accommodative. In early August 2011, in response to extreme market volatility and signs of a weakening economy, the Fed announced its intention to keep interest rates low until at least late 2014.

At the beginning of the period, the ECB had a key rate of 1.50%, which it had raised in early 2011 in an attempt to keep inflation in check. However, in response to weakness in the southern European economies, the ECB lowered its key rate to 1.25% in November and to 1.0% in December. In August, after a sell-off in the sovereign debts of Spain and Italy, the ECB announced plans to purchase the debt of those countries in exchange for increased deficit reduction. The ECB also continued to provide virtually unlimited liquidity for banks, announcing a long-term refinancing operation (LTRO) in December through which it provided low cost, three-year loans to lenders.

We use time-tested investment strategies, even as many variables are at work in the market.

The full effect of the credit crisis remains unknown. Elevated unemployment and debt defaults continue to pressure consumers and businesses alike.

In our experience strict adherence to time-tested investment strategies has its rewards. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, we believe it helps in managing risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage Small/Mid Cap Core Fund	Letter to Shareholders

Notice to Shareholders

The Board of Trustees for Wells Fargo Advantage Funds has unanimously approved the following modifications to certain net asset value (NAV) waiver privileges and commission schedules:

■	Effective May 1, 2012, automatic investment plan (AIP) purchases and proceeds received from systematic withdrawals will no longer qualify for NAV repurchase privileges.

■

Effective May 1, 2012, discretionary rights to waive the upfront commission for Class C and “jumbo” Class A share purchases will no longer be granted to broker/dealers. However, we will continue to waive the Class C shares contingent deferred sales charge for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

■

Effective July 31, 2012, NAV purchase privileges for former Evergreen Class IS and Class R shareholders are being modified to remove the ability to purchase Class A shares at NAV unless those shares are held directly with the Fund on or after July 31, 2012.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

Performance Highlights (Unaudited)	Wells Fargo Advantage Small/Mid Cap Core Fund	5

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Golden Capital Management, LLC

PORTFOLIO MANAGER

John R. Campbell, CFA

FUND INCEPTION

December 17, 2007

TEN LARGEST EQUITY HOLDINGS[1] (AS OF MARCH 31, 2012)
FMC Corporation	2.73%
TIBCO Software Incorporated	2.53%
Family Dollar Stores Incorporated	2.52%
Domino’s Pizza Incorporated	2.51%
IAC InterActive Corporation	2.50%
Financial Engines Incorporated	2.42%
Skullcandy Incorporated	2.38%
Constant Contact Incorporated	2.34%
American Financial Group Incorporated	2.34%
Helmerich & Payne Incorporated	2.30%

SECTOR DISTRIBUTION[2] (AS OF MARCH 31, 2012)

1.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

2.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Small/Mid Cap Core Fund	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF MARCH 31, 2012)

		Including Sales Charge			Excluding Sales Charge			Expense Ratios[4]
	Inception Date	6 Months*	1 Year	Life of Fund	6 Months*	1 Year	Life of Fund	Gross	Net[5]
Class A (ECOAX)	12/17/2007	15.26	(11.29)	(2.32)	22.32	(5.89)	(0.96)	1.71%	1.40%
Class C (ECOCX)	12/17/2007	20.73	(7.81)	(1.68)	21.73	(6.81)	(1.68)	2.46%	2.15%
Administrator Class (ECOIX)	12/17/2007				22.50	(5.74)	(0.72)	1.55%	1.15%
Institutional Class (ECONX)	07/30/2010				22.45	(5.64)	(0.66)	1.28%	0.95%
Russell 2500TM Index[6]					29.39	1.33	4.72

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – wellsfargoadvantagefunds.com

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). Consult the Fund’s prospectus for additional information on these and other risks.

3.	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for all classes of the Fund prior to July 19, 2010 is based on the performance of the Fund’s predecessor, Evergreen Golden Core Opportunities Fund.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown above. Without this cap, the Fund’s returns would have been lower.

6.

The Russell 2500TM Index measures the performance of the 2,500 smallest companies in the Russell 3000® Index, which represents approximately 16% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

Fund Expenses (Unaudited)	Wells Fargo Advantage Small/Mid Cap Core Fund	7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2011 to March 31, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10-01-2011	Ending Account Value 03-31-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,223.21	$7.78	1.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$7.06	1.40%
Class C
Actual	$1,000.00	$1,217.28	$11.92	2.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.25	$10.83	2.15%
Administrator Class
Actual	$1,000.00	$1,225.03	$6.40	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.81	1.15%
Institutional Class
Actual	$1,000.00	$1,224.46	$5.28	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.25	$4.80	0.95%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8	Wells Fargo Advantage Small/Mid Cap Core Fund	Portfolio of Investments—March 31, 2012 (Unaudited)

Security Name	Shares	Value

Common Stocks: 101.97%

Consumer Discretionary: 15.33%

Hotels, Restaurants & Leisure: 2.51%
Domino’s Pizza Incorporated «	18,241	$662,148

Household Durables: 2.38%
Skullcandy Incorporated †«	39,620	627,185

Media: 2.04%
Gannett Company Incorporated	35,060	537,470

Multiline Retail: 4.42%
Big Lots Incorporated †	11,668	501,956
Family Dollar Stores Incorporated	10,526	666,085

		1,168,041

Specialty Retail: 2.06%
Sotheby’s Holdings Incorporated «	13,813	543,403

Textiles, Apparel & Luxury Goods: 1.92%
Wolverine World Wide Incorporated «	13,654	507,656

Consumer Staples: 3.90%

Food & Staples Retailing: 2.09%
The Andersons Incorporated «	11,290	549,710

Food Products: 1.81%
Fresh del Monte Produce Incorporated	20,942	478,315

Energy: 9.20%

Energy Equipment & Services: 5.70%
Core Laboratories NV	4,188	551,015
Helmerich & Payne Incorporated «	11,256	607,261
Patterson-UTI Energy Incorporated	20,120	347,875

		1,506,151

Oil, Gas & Consumable Fuels: 3.50%
Cimarex Energy Company	5,633	425,123
Whiting Petroleum Corporation †	9,177	498,311

		923,434

Financials: 20.71%

Capital Markets: 4.44%
Financial Engines Incorporated †«	28,524	637,797
Raymond James Financial Incorporated	14,610	533,703

		1,171,500

Commercial Banks: 1.73%
Commerce Bancshares Incorporated «	11,271	456,701

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—March 31, 2012 (Unaudited)	Wells Fargo Advantage Small/Mid Cap Core Fund	9

Security Name	Shares	Value

Diversified Financial Services: 2.02%
NASDAQ OMX Group Incorporated †	20,567	$532,685

Insurance: 2.34%
American Financial Group Incorporated	16,004	617,434

Real Estate Management & Development: 1.82%
CBRE Group Incorporated Class A †	24,027	479,579

REITs: 6.21%
Digital Reality Trust Incorporated «	7,369	545,085
Post Properties Incorporated	11,795	552,714
Sabra Health Care REIT Incorporated	32,925	541,287

		1,639,086

Thrifts & Mortgage Finance: 2.15%
Ocwen Financial Corporation †	36,418	569,213

Health Care: 13.84%

Biotechnology: 1.66%
Momenta Pharmaceuticals Incorporated †«	28,674	439,286

Health Care Providers & Services: 8.05%
AmerisourceBergen Corporation	13,222	524,649
AmSurg Corporation †	21,153	591,861
Laboratory Corporation of America Holdings †«	5,950	544,663
Magellan Health Services Incorporated †	9,482	462,816

		2,123,989

Pharmaceuticals: 4.13%
Endo Pharmaceuticals Holdings Incorporated †	14,239	551,476
Medicines Company †	26,832	538,518

		1,089,994

Industrials: 11.67%

Commercial Services & Supplies: 3.48%
Brink’s Company «	15,669	374,019
Copart Incorporated †	20,870	544,081

		918,100

Construction & Engineering: 2.07%
Shaw Group Incorporated †	17,250	546,998

Electrical Equipment: 1.95%
Polypore International Incorporated †«	14,624	514,180

Machinery: 4.17%
AGCO Corporation †	11,959	564,584
Pall Corporation	9,014	537,505

		1,102,089

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Small/Mid Cap Core Fund	Portfolio of Investments—March 31, 2012 (Unaudited)

Security Name		Shares	Value

Information Technology: 18.60%

Communications Equipment: 4.12%
Brocade Communications Systems Incorporated †		93,545	$537,884
InterDigital Incorporated «		15,730	548,348

			1,086,232

Electronic Equipment, Instruments & Components: 2.16%
Vishay Intertechnology Incorporated †«		46,879	570,049

Internet Software & Services: 4.84%
Constant Contact Incorporrated †«		20,745	617,994
IAC InterActive Corporation		13,461	660,800

			1,278,794

Semiconductors & Semiconductor Equipment: 2.05%
Novellus Systems Incorporated †		10,832	540,625

Software: 5.43%
BMC Software Incorporated †		13,087	525,574
TeleNav Incorporated †		34,159	239,796
TIBCO Software Incorporated †		21,919	668,530

			1,433,900

Materials: 6.48%

Chemicals: 4.68%
Albemarle Corporation		8,067	515,643
FMC Corporation		6,809	720,801

			1,236,444

Metals & Mining: 1.80%
Coeur D’alene Mines Corporation †		19,994	474,658

Utilities: 2.24%

Electric Utilities: 2.24%
Alliant Energy Corporation		13,655	591,535

Total Common Stocks (Cost $21,705,504)			26,916,584

	Yield
Short-Term Investments: 28.87%

Investment Companies: 28.87%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10%	284,578	284,578
Wells Fargo Securities Lending Cash Investments, LLC (r)(v)(l)(u)	0.18	7,335,625	7,335,625

Total Short-Term Investments (Cost $7,620,203)			7,620,203

Total Investments in Securities
(Cost $29,325,707) *	130.84%	34,536,787
Other Assets and Liabilities, Net	(30.84)	(8,139,756)

Total Net Assets	100.00%	$26,397,031

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—March 31, 2012 (Unaudited)	Wells Fargo Advantage Small/Mid Cap Core Fund	11

†	Non-income earning security

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $29,341,898 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$5,936,604
Gross unrealized depreciation	(741,715)

Net unrealized appreciation	$5,194,889

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Small/Mid Cap Core Fund	Statement of Assets and Liabilities—March 31, 2012 (Unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$26,916,584
In affiliated securities, at value (see cost below)	7,620,203

Total investments, at value (see cost below)	34,536,787
Receivable for investments sold	2,207,778
Receivable for Fund shares sold	24,141
Receivable for dividends	70,743
Receivable for securities lending income	3,575
Prepaid expenses and other assets	50,697

Total assets	36,893,721

Liabilities
Payable for investments purchased	2,156,136
Payable for Fund shares redeemed	958,629
Payable upon receipt of securities loaned	7,335,625
Advisory fee payable	2,605
Distribution fees payable	2,550
Due to other related parties	6,916
Accrued expenses and other liabilities	34,229

Total liabilities	10,496,690

Total net assets	$26,397,031

NET ASSETS CONSIST OF
Paid-in capital	$44,247,631
Accumulated net investment loss	(4,918)
Accumulated net realized losses on investments	(23,056,762)
Net unrealized gains on investments	5,211,080

Total net assets	$26,397,031

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$16,664,791
Shares outstanding – Class A	1,738,293
Net asset value per share – Class A	$9.59
Maximum offering price per share – Class A2	$10.18
Net assets – Class C	$3,751,584
Shares outstanding – Class C	403,221
Net asset value per share – Class C	$9.30
Net assets – Administrator Class	$5,377,324
Shares outstanding – Administrator Class	555,056
Net asset value per share – Administrator Class	$9.69
Net assets – Institutional Class	$603,332
Shares outstanding – Institutional Class	62,105
Net asset value per share – Institutional Class	$9.71

Investments in unaffiliated securities, at cost	$21,705,504

Investments in affiliated securities, at cost	$7,620,203

Total investments, at cost	$29,325,707

Securities on loan, at value	$7,167,125

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Six Months Ended March 31, 2012 (Unaudited)	Wells Fargo Advantage Small/Mid Cap Core Fund	13

Investment income
Dividends*	$183,896
Securities lending income, net	12,422
Income from affiliated securities	137

Total investment income	196,455

Expenses
Advisory fee	102,385
Administration fees
Fund level	6,826
Class A	21,050
Class C	4,864
Administrator Class	3,366
Institutional Class	255
Shareholder servicing fees
Class A	20,241
Class C	4,677
Administrator Class	7,296
Distribution fees
Class C	14,030
Custody and accounting fees	10,048
Professional fees	22,068
Registration fees	4,323
Shareholder report expenses	13,626
Trustees’ fees and expenses	7,933
Other fees and expenses	3,464

Total expenses	246,452
Less: Fee waivers and/or expense reimbursements	(51,150)

Net expenses	195,302

Net investment income	1,153

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	333,884
Net change in unrealized gains (losses) on investments	5,101,879

Net realized and unrealized gains (losses) on investments	5,435,763

Net increase in net assets resulting from operations	$5,436,916

* Net of foreign dividend withholding taxes of	$434

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Small/Mid Cap Core Fund	Statements of Changes in Net Assets

	Six Months Ended March 31, 2012 (Unaudited)		Year Ended September 30, 2011

Operations
Net investment income (loss)		$1,153		$(149,651)
Net realized gains on investments		333,884		2,272,674
Net change in unrealized gains (losses) on investments		5,101,879		(2,829,350)

Net increase (decrease) in net assets resulting from operations		5,436,916		(706,327)

Distributions to shareholders from
Net investment income
Class A		0		(7,704)
Administrator Class		0		(5,516)
Institutional Class		0		(12)

Total distributions to shareholders		0		(13,232)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	45,595	419,761	224,431	2,106,290
Class C	6,160	53,545	216,480	2,027,495
Administrator Class	45,998	429,286	390,700	3,589,824
Institutional Class	0	0	69,106	680,000

		902,592		8,403,609

Reinvestment of distributions
Class A	0	0	803	7,289
Administrator Class	0	0	532	4,865
Institutional Class	0	0	1	12

		0		12,166

Payment for shares redeemed
Class A	(215,986)	(1,932,338)	(481,738)	(4,463,681)
Class C	(68,531)	(581,401)	(140,564)	(1,224,060)
Administrator Class	(331,036)	(3,066,469)	(346,516)	(3,202,738)
Institutional Class	(8,325)	(80,000)	0	0

		(5,660,208)		(8,890,479)

Net decrease in net assets resulting from capital share transactions		(4,757,616)		(474,704)

Total increase (decrease) in net assets		679,300		(1,194,263)

Net assets
Beginning of period		25,717,731		26,911,994

End of period		$26,397,031		$25,717,731

Accumulated (overdistributed) net investment income (loss)		$(4,918)		$(6,071)

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Small/Mid Cap Core Fund	15

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Year Ended July 31,
Class A		2011	2010¹	2010²	2009²	2008²,³
Net asset value, beginning of period	$7.84	$8.03	$7.51	$6.30	$9.06	$10.00
Net investment income (loss)	0.00 [4]	(0.04)	0.00 [4]	0.00 [4]	0.00 [4]	(0.02)
Net realized and unrealized gains (losses) on investments	1.75	(0.15)	0.52	1.21	(2.76)	(0.92)

Total from investment operations	1.75	(0.19)	0.52	1.21	(2.76)	(0.94)
Distribution to shareholders from
Net investment income	0.00	(0.00)[4]	0.00	0.00	0.00	0.00
Net asset value, end of period	$9.59	$7.84	$8.03	$7.51	$6.30	$9.06
Total return[5]	22.32%	(2.33)%	6.92%	19.21%	(30.46)%	(9.40)%
Ratios to average net assets (annualized)
Gross expenses	1.76%	1.72%	2.48%	2.31%	2.35%	5.15%
Net expenses	1.40%	1.40%	1.40%	1.50%	1.50%	1.50%
Net investment income (loss)	0.05%	(0.43)%	0.33%	(0.01)%	(0.07)%	(0.44)%
Supplemental data
Portfolio turnover rate	16%	48%	17%	23%	230%	23%
Net assets, end of period (000’s omitted)	$16,665	$14,957	$17,392	$16,583	$14,915	$563

1.	For the two months ended September 30, 2010. The Fund changed its fiscal year end from July 31 to September 30, effective September 30, 2010.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Golden Core Opportunities Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class A of Evergreen Golden Core Opportunities Fund.

3.	For the period from December 17, 2007 (commenced of class operations) to July 31, 2008

4.	Amount is less than $0.005.

5.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Small/Mid Cap Core Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Year Ended July 31,
Class C		2011	2010¹	2010²	2009²	2008²,³
Net asset value, beginning of period	$7.64	$7.89	$7.38	$6.24	$9.04	$10.00
Net investment loss	(0.03)[4]	(0.09)	(0.01)	(0.08)	(0.05)[4]	(0.07)
Net realized and unrealized gains (losses) on investments	1.69	(0.16)	0.52	1.22	(2.75)	(0.89)

Total from investment operations	1.66	(0.25)	0.51	1.14	(2.80)	(0.96)
Net asset value, end of period	$9.30	$7.64	$7.89	$7.38	$6.24	$9.04
Total return[5]	21.73%	(3.17)%	6.91%	18.27%	(30.97)%	(9.60)%
Ratios to average net assets (annualized)
Gross expenses	2.51%	2.43%	3.23%	3.06%	3.10%	5.90%
Net expenses	2.15%	2.15%	2.15%	2.25%	2.25%	2.25%
Net investment loss	(0.71)%	(1.18)%	(0.42)%	(0.76)%	(0.80)%	(1.18)%
Supplemental data
Portfolio turnover rate	16%	48%	17%	23%	230%	23%
Net assets, end of period (000’s omitted)	$3,752	$3,557	$3,074	$2,976	$3,553	$477

1.	For the two months ended September 30, 2010. The Fund changed its fiscal year end from July 31 to September 30, effective September 30, 2010.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Golden Core Opportunities Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class C of Evergreen Golden Core Opportunities Fund.

3.	For the period from December 17, 2007 (commencement of class operations) to July 31, 2008

4.	Calculated based upon average shares outstanding

5.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Small/Mid Cap Core Fund	17

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Year Ended July 31,
Administrator Class		2011	2010¹	2010²	2009²	2008²,³
Net asset value, beginning of period	$7.91	$8.09	$7.56	$6.33	$9.07	$10.00
Net investment income (loss)	0.01 [4]	(0.02)	0.01	0.04	0.00 [5]	(0.01)
Net realized and unrealized gains (losses) on investments	1.77	(0.15)	0.52	1.19	(2.74)	(0.92)

Total from investment operations	1.78	(0.17)	0.53	1.23	(2.74)	(0.93)
Distributions to shareholders from
Net investment income	0.00	(0.01)	0.00	0.00	0.00	0.00
Net asset value, end of period	$9.69	$7.91	$8.09	$7.56	$6.33	$9.07
Total return[6]	22.50%	(2.16)%	7.01%	19.43%	(30.21)%	(9.30)%
Ratios to average net assets (annualized)
Gross expenses	1.56%	1.52%	2.32%	2.06%	2.10%	4.90%
Net expenses	1.15%	1.15%	1.15%	1.24%	1.25%	1.25%
Net investment income (loss)	0.25%	(0.18)%	0.57%	0.26%	0.22%	(0.18)%
Supplemental data
Portfolio turnover rate	16%	48%	17%	23%	230%	23%
Net assets, end of period (000’s omitted)	$5,377	$6,646	$6,435	$6,708	$9,521	$3,221

1.	For the two months ended September 30, 2010. The Fund changed its fiscal year end from July 31 to September 30, effective September 30, 2010.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Golden Core Opportunities Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class I of Evergreen Golden Core Opportunities Fund.

3.	For the period from December 17, 2007 (commencement of class operations) to July 31, 2008

4.	Calculated based upon average shares outstanding

5.	Amount is less than $0.005.

6.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Small/Mid Cap Core Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Year Ended July 31, 2010²
Institutional Class		2011	2010¹
Net asset value, beginning of period	$7.93	$8.10	$7.56	$7.56
Net investment income	0.03	0.00 [3]	0.01	0.00 [4]
Net realized and unrealized gains (losses) on investments	1.75	(0.16)	0.53	0.00

Total from investment operations	1.78	(0.16)	0.54	0.00 [4]
Distribution to shareholders from
Net investment income	0.00	(0.01)	0.00	0.00
Net asset value, end of period	$9.71	$7.93	$8.10	$7.56
Total return[5]	22.45%	(2.00)%	7.14%	0.00%
Ratios to average net assets (annualized)
Gross expenses	1.33%	1.13%	2.05%	0.00%
Net expenses	0.95%	0.95%	0.95%	0.00%
Net investment income	0.52%	0.32%	0.78%	0.00%
Supplemental data
Portfolio turnover rate	16%	48%	17%	23%
Net assets, end of period (000’s omitted)	$603	$558	$11	$10

1.	For the two months ended September 30, 2010. The Fund changed its fiscal year end from July 31 to September 30, effective September 30, 2010.

2.	For the period July 30, 2010 (commencement of class operations) to July 31, 2010

3.	Amount is less than $0.005.

4.	Calculated based upon average shares outstanding

5.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Small/Mid Cap Core Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Small/Mid Cap Core Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or

20	Wells Fargo Advantage Small/Mid Cap Core Fund	Notes to Financial Statements (Unaudited)

may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of September 30, 2011, the Fund had net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $23,364,948 with $10,783,608 expiring in 2016 and $12,581,340 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Small/Mid Cap Core Fund	21

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$26,916,584	$0	$0	$26,916,584
Short-term investments
Investment companies	284,578	7,335,625	0	7,620,203
	$27,201,162	$7,335,625	$0	$34,536,787

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended March 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.75% and declining to 0.60% as the average daily net assets of the Fund increase. For the six months ended March 31, 2012, the advisory fee was equivalent to an annual rate of 0.75% of the Fund’s average daily net assets.

Funds Management has retained the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Golden Capital Management, LLC, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.35% as the average daily net assets of the Fund increase.

22	Wells Fargo Advantage Small/Mid Cap Core Fund	Notes to Financial Statements (Unaudited)

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.40% for Class A, 2.15% for Class C, 1.15% for Administrator and 0.95% for Institutional Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

For the six months ended March 31, 2012, Wells Fargo Funds Distributor, LLC received $544 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities, for the six months ended March 31, 2012 were $4,272,326 and $8,241,943, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended March 31, 2012, the Fund paid $30 in commitment fees.

For the six months ended March 31, 2012, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Small/Mid Cap Core Fund	23

8. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210 Balance Sheet, creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update’s adoption on the Fund’s financial statement disclosures.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

24	Wells Fargo Advantage Small/Mid Cap Core Fund	Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited)	Wells Fargo Advantage Small/Mid Cap Core Fund	25

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 137 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

26	Wells Fargo Advantage Small/Mid Cap Core Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

Other Information (Unaudited)	Wells Fargo Advantage Small/Mid Cap Core Fund	27

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 29-30, 2012 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Small/Mid Cap Core Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Golden Capital Management, LLC (“Golden”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Golden are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Golden and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

In providing information to the Board, Funds Management and Golden were guided by a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf at the start of the Board’s annual contract renewal process earlier in 2012. In approving the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee likely attributed different weights to various factors.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Golden under the Advisory Agreements. The Board also received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Golden, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Golden. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Golden about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Golden supported the re-approval of the Advisory Agreements. Although the Board considered the continuation of the Advisory Agreements for the Fund as part of the larger process of considering the continuation of the advisory agreements for all of the funds in the complex, its decision to continue the Advisory Agreements for the Fund was ultimately made on a fund-by-fund basis.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2011. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund, and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The

28	Wells Fargo Advantage Small/Mid Cap Core Fund	Other Information (Unaudited)

Board received a description of the methodology used by Lipper to select the mutual funds in the Universe. The Board noted that the performance of the Fund was in range of the median performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was in range of or higher than its benchmark index, the Lipper Mid Cap Core Funds Index, for the periods under review.

The Board received and considered information regarding the Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund’s Expense Group. The Board noted that the net operating expense ratios of the Fund were lower than, equal to or in range of the Fund’s Expense Group’s median net operating expense ratios.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Golden for investment sub-advisory services (the “Sub-Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the “Net Advisory Rate”).

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate with those of other funds in the Fund’s Expense Group median. The Board noted that, except for class A, the Advisory Agreement Rate for the Fund was in range of the median rates for the Fund’s Expense Group. The Board also noted that the Net Advisory Rate for the Fund was in range of or lower than the median rates for the Fund’s Expense Group.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Golden to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

The Board determined that the Advisory Agreement Rate for the Fund, both with and without an administration fee rate and before and after waivers, was reasonable in light of the Fund’s Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was reasonable in light of the services covered by the sub-advisory agreement, the sub-advised expense information provided by Lipper, and other information provided.

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Fund. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of the Fund’s Advisory Agreement Rate in isolation. It noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability reported by Funds Management was not unreasonable.

The Board did not consider separate profitability information with respect to Golden, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Other Information (Unaudited)	Wells Fargo Advantage Small/Mid Cap Core Fund	29

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would have on-going opportunities to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale, if any, with the Fund. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and Golden

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Golden, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Golden with the Fund and benefits potentially derived from an increase in Funds Management’s and Golden’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Golden).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Fund’s shares, including the channels through which the Fund’s shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Golden annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

30	Wells Fargo Advantage Small/Mid Cap Core Fund	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

208992 05-12 SA233/SAR233 3-12

Wells Fargo Advantage

Special Mid Cap Value Fund

Semi-Annual Report

March 31, 2012

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The views expressed and any forward-looking statements are as of March 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $213 billion in assets under management, as of March 31, 2012.

Equity Funds
Asia Pacific Fund	Equity Value Fund	Precious Metals Fund
C&B Large Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Mid Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
Capital Growth Fund	Index Fund	Small Cap Value Fund
Common Stock Fund	International Equity Fund	Small Company Growth Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Value Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Special Mid Cap Value Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The period was marked by increased confidence that the U.S. economy was staging a fragile recovery, offset by continued concerns about the possible effect on the global economy of the ongoing European sovereign debt crisis—which began in Greece and later spread to the larger economies of Italy and Spain.

In contrast to worrisome data from the eurozone, U.S. economic data remained moderately positive.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Special Mid Cap Value Fund for the six-month period that ended March 31, 2012. The period was marked by increased confidence that the U.S. economy was staging a fragile recovery, offset by continued concerns about the possible effect on the global economy of the ongoing European sovereign debt crisis—which began in Greece and later spread to the larger economies of Italy and Spain. U.S. stock indexes posted solid gains for the period.

Macroeconomic optimism faded as global growth slowed and worries rose.

Prior to the reporting period, investors worried that the global economy was returning to a recession. Although second quarter U.S. gross domestic product (GDP) grew at a 1.3% annual rate, it was below the levels set in 2010 and seemed to confirm that the economy had slowed from its previous pace. Moreover, the drawn-out political debate over the raising of the U.S. debt ceiling reduced confidence that the national government would be able to work together to address the country’s problems. Partly as a result, Standard & Poor’s rating service downgraded U.S. long-term debt from AAA to AA+1 in August 2011.

Throughout the six-month period, concerns about the eurozone sovereign debt situation returned to center stage. Investors became increasingly concerned that Greece would default on its debt, a scenario that only seemed more likely as eurozone leaders began to openly discuss a “voluntary” haircut on Greek debt for private investors. Because many eurozone banks owned Greek debt and many U.S. banks had financial ties to eurozone banks, investors worried about the effect of such an event on the financial systems and the global economy. In October 2011, market participants turned their attention to the debt burdens of Italy—which also had its credit rating downgraded by Standard & Poor’s—because even though it had a relatively modest budget deficit, it had a high amount of outstanding debt and a stagnant economy. French banks were heavily exposed to Italian debt, so Italy’s woes led to fears of a state bailout of French banks and a resulting increase in France’s required expenditures.

After months of rumors and worries, the Greek credit crisis was finally addressed in March 2012 when the country came to an agreement with its creditors allowing it to write down the principal on most of its bonds in exchange for increased financial austerity. By the end of the reporting period, the Greek agreement, combined with unprecedented support for eurozone banks by the European Central Bank (ECB), seemed to calm investor concerns, at least temporarily.

The U.S. economy reported relatively solid news.

In contrast to worrisome data from the eurozone, U.S. economic data remained moderately positive. After disappointing reports for first and second quarter GDP growth, reported GDP came in at a 1.8% annualized rate in the third quarter of 2011, and then accelerated to a 3.0% annualized rate in the fourth quarter. The major banks appeared to have taken steps toward repairing their balance sheets; in March, the Federal Reserve (Fed) announced that 15 of the 19 major banks had passed a “stress test,” in which the Fed attempted to gauge whether the banks

1.	The ratings indicated are from Standard & Poor’s. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

Letter to Shareholders	Wells Fargo Advantage Special Mid Cap Value Fund	3

could survive a severe recession that included a 50% drop in the stock market and a 21% percent decline in housing prices.

Bank stocks rebounded strongly after the Fed released details of the stress test, but all major market sectors rallied as investors became increasingly confident that the U.S. would not return to recession. Small-cap stocks modestly outperformed large-cap stocks, and growth stocks outperformed value stocks by an even smaller margin.

Central banks continued to provide stimulus.

Throughout the reporting period, the Federal Open Market Committee (FOMC) kept its key interest rates effectively at zero in order to support the economy and financial system. In the second quarter of 2011, the Fed completed its second round of monetary stimulus, in which it had planned to purchase $600 billion in long-term U.S. Treasuries as well as reinvest an additional $250 billion to $300 billion in Treasuries with the proceeds from earlier investments. Even though the Fed seemed to rule out further monetary stimulus, it remained accommodative. In early August 2011, in response to extreme market volatility and signs of a weakening economy, the Fed announced its intention to keep interest rates low until at least late 2014.

At the beginning of the period, the ECB had a key rate of 1.50%, which it had raised in early 2011 in an attempt to keep inflation in check. However, in response to weakness in the southern European economies, the ECB lowered its key rate to 1.25% in November and to 1.0% in December. In August, after a sell-off in the sovereign debts of Spain and Italy, the ECB announced plans to purchase the debt of those countries in exchange for increased deficit reduction. The ECB also continued to provide virtually unlimited liquidity for banks, announcing a long-term refinancing operation (LTRO) in December through which it provided low cost, three-year loans to lenders.

We use time-tested investment strategies, even as many variables are at work in the market.

The full effect of the credit crisis remains unknown. Elevated unemployment and debt defaults continue to pressure consumers and businesses alike.

In our experience strict adherence to time-tested investment strategies has its rewards. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, we believe it helps in managing risk.

4	Wells Fargo Advantage Special Mid Cap Value Fund	Letter to Shareholders

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Notice to Shareholders

The Board of Trustees for Wells Fargo Advantage Funds has unanimously approved the following modifications to certain net asset value (NAV) waiver privileges and commission schedules:

■	Effective May 1, 2012, automatic investment plan (AIP) purchases and proceeds received from systematic withdrawals will no longer qualify for NAV repurchase privileges.

■

Effective May 1, 2012, discretionary rights to waive the upfront commission for Class C and “jumbo” Class A share purchases will no longer be granted to broker/dealers. However, we will continue to waive the Class C shares contingent deferred sales charge for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

■

Effective July 31, 2012, NAV purchase privileges for former Evergreen Class IS and Class R shareholders are being modified to remove the ability to purchase Class A shares at NAV unless those shares are held directly with the Fund on or after July 31, 2012.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

Performance Highlights (Unaudited)	Wells Fargo Advantage Special Mid Cap Value Fund	5

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management, Incorporated

PORTFOLIO MANAGERS

James M. Tringas, CFA, CPA

Bryant VanCronkhite, CFA, CPA

FUND INCEPTION

December 31, 1998

TEN LARGEST EQUITY HOLDINGS[1] (AS OF MARCH 31, 2012)
Allstate Corporation	3.14%
CIGNA Corporation	2.85%
Tyco International Limited	2.57%
Paccar Incorporated	2.54%
Emcor Group Incorporated	2.43%
Arch Capital Group Limited	2.34%
DaVita Incorporated	2.31%
Northern Trust Corporation	2.29%
Sysco Corporation	2.24%
IAC InterActive Corporation	2.23%

SECTOR DISTRIBUTION[2] (AS OF MARCH 31, 2012)

1.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

2.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Special Mid Cap Value Fund	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF MARCH 31, 2012)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (WFPAX)	07/31/2007	19.79	(4.32)	1.20	6.82	27.11	1.51	2.41	7.46	1.30%	1.26%
Class C (WFPCX)	07/31/2007	25.59	(0.28)	1.66	6.73	26.59	0.72	1.66	6.73	2.05%	2.01%
Administrator Class (WFMDX)	04/08/2005					27.19	1.61	2.54	7.56	1.14%	1.14%
Institutional Class (WFMIX)	04/08/2005					27.32	1.88	2.79	7.74	0.87%	0.87%
Investor Class (SMCDX)	12/31/1998					27.05	1.46	2.35	7.42	1.37%	1.32%
Russell Midcap® Value Index[6]						26.30	2.28	1.26	8.02

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – wellsfargoadvantagefunds.com

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Historical performance shown for Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Class A, Administrator Class and Institutional Class shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.25% for Class A, 2.00% for Class C, 1.14% for Administrator Class, 0.87% for Institutional Class and 1.31% for Investor Class. Without this cap, the Fund’s returns would have been lower.

6.

The Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index. You cannot invest directly in an index.

Fund Expenses (Unaudited)	Wells Fargo Advantage Special Mid Cap Value Fund	7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2011 to March 31, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10-01-2011	Ending Account Value 03-31-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,271.10	$7.10	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.31	1.25%
Class C
Actual	$1,000.00	$1,265.91	$11.33	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.00	$10.08	2.00%
Administrator Class
Actual	$1,000.00	$1,271.87	$6.42	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.35	$5.70	1.13%
Institutional Class
Actual	$1,000.00	$1,273.20	$4.94	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.65	$4.39	0.87%
Investor Class
Actual	$1,000.00	$1,270.46	$7.44	1.31%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.45	$6.61	1.31%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8	Wells Fargo Advantage Special Mid Cap Value Fund	Portfolio of Investments—March 31, 2012 (Unaudited)

Security Name	Shares	Value

Common Stocks: 97.05%

Consumer Discretionary: 9.76%

Auto Components: 1.97%
Lear Corporation	234,000	$10,878,660

Hotels, Restaurants & Leisure: 1.66%
WMS Industries Incorporated †	385,900	9,157,407

Household Durables: 1.45%
Mohawk Industries Incorporated †	120,271	7,999,224

Media: 1.26%
Interpublic Group of Companies Incorporated «	607,100	6,927,011

Multiline Retail: 1.69%
Kohl’s Corporation	186,800	9,345,604

Specialty Retail: 1.73%
Best Buy Company Incorporated «	225,200	5,332,736
Guess Incorporated	135,000	4,218,750

		9,551,486

Consumer Staples: 2.24%

Food & Staples Retailing: 2.24%
Sysco Corporation «	413,000	12,332,180

Energy: 6.47%

Energy Equipment & Services: 2.02%
Ensco International plc ADR	75,366	3,989,122
Nabors Industries Limited †	407,604	7,128,994

		11,118,116

Oil, Gas & Consumable Fuels: 4.45%
Cimarex Energy Company «	123,910	9,351,488
Comstock Resources Incorporated †«	303,719	4,807,872
Patterson-UTI Energy Incorporated	178,300	3,082,807
Southwestern Energy Company †	239,400	7,325,640

		24,567,807

Financials: 20.60%

Capital Markets: 2.29%
Northern Trust Corporation	265,800	12,612,210

Commercial Banks: 4.01%
CapitalSource Incorporated	1,351,891	8,922,481
KeyCorp Incorporated	540,600	4,595,100
UMB Financial Corporation «	192,780	8,624,013

		22,141,594

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—March 31, 2012 (Unaudited)	Wells Fargo Advantage Special Mid Cap Value Fund	9

Security Name	Shares	Value

Insurance: 14.30%
Allstate Corporation	526,000	$17,315,920
Arch Capital Group Limited †	347,100	12,926,004
Brown & Brown Incorporated «	258,903	6,156,713
Everest Reinsurance Group Limited	19,700	1,822,644
Fidelity National Title Group Incorporated	391,147	7,052,380
Stewart Information Services Corporation	517,800	7,357,938
Validus Holdings Limited	297,969	9,222,141
W.R. Berkley Corporation «	291,900	10,543,428
Willis Group Holdings plc	185,300	6,481,794

		78,878,962

Health Care: 12.60%

Health Care Equipment & Supplies: 3.60%
Becton Dickinson & Company	131,100	10,179,915
CareFusion Corporation †	373,800	9,692,634

		19,872,549

Health Care Providers & Services: 9.00%
CIGNA Corporation	319,675	15,743,994
DaVita Incorporated †«	141,100	12,722,987
Omnicare Incorporated «	313,955	11,167,379
Patterson Companies Incorporated	299,400	9,999,960

		49,634,320

Industrials: 21.27%

Building Products: 1.88%
Quanex Building Products Corporation	486,230	8,572,235
Simpson Manufacturing Company Incorporated	56,100	1,809,225

		10,381,460

Commercial Services & Supplies: 4.23%
Avery Dennison Corporation	348,700	10,506,331
GEO Group Incorporated †«	598,707	11,381,420
Sykes Enterprises Incorporated †	91,800	1,450,440

		23,338,191

Construction & Engineering: 2.43%
Emcor Group Incorporated	483,528	13,403,396

Electrical Equipment: 2.55%
GrafTech International Limited †	724,700	8,652,918
Regal-Beloit Corporation «	82,300	5,394,765

		14,047,683

Industrial Conglomerates: 2.57%
Tyco International Limited	252,700	14,196,686

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Special Mid Cap Value Fund	Portfolio of Investments—March 31, 2012 (Unaudited)

Security Name	Shares	Value

Machinery: 4.27%
Gardner Denver Incorporated	4,300	$270,986
Ingersoll-Rand plc «	224,200	9,270,670
Paccar Incorporated «	299,500	14,025,585

		23,567,241

Professional Services: 1.52%
Manpower Incorporated	176,800	8,375,016

Transportation Infrastructure: 1.82%
Macquarie Infrastucture Company LLC	304,414	10,042,618

Information Technology: 17.99%

Communications Equipment: 3.27%
Juniper Networks Incorporated †	413,600	9,463,168
Riverbed Technology Incorporated †	306,000	8,592,480

		18,055,648

Computers & Peripherals: 1.17%
SanDisk Corporation †	129,900	6,441,741

Electronic Equipment, Instruments & Components: 4.06%
Agilent Technologies Incorporated	131,000	5,830,810
Ingram Micro Incorporated Class A †	503,393	9,342,974
Vishay Intertechnology Incorporated †	591,000	7,186,560

		22,360,344

Internet Software & Services: 2.23%
IAC InterActive Corporation	250,572	12,300,579

IT Services: 1.79%
Broadridge Financial Solutions Incorporated	336,115	8,036,510
Global Payments Incorporated	38,700	1,830,811

		9,867,321

Semiconductors & Semiconductor Equipment: 5.47%
Applied Materials Incorporated	821,800	10,223,192
ATMI Incorporated †	408,380	9,515,254
ON Semiconductor Corporation †	1,160,100	10,452,501

		30,190,947

Materials: 4.77%

Containers & Packaging: 1.71%
Silgan Holdings Incorporated	213,083	9,418,269

Metals & Mining: 3.06%
Allegheny Technologies Incorporated	181,022	7,452,676
IAMGOLD Corporation	21,100	280,248
Royal Gold Incorporated	21,600	1,408,752

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—March 31, 2012 (Unaudited)	Wells Fargo Advantage Special Mid Cap Value Fund	11

Security Name		Shares	Value

Metals & Mining (continued)
Steel Dynamics Incorporated		410,200	$5,964,308
Walter Industries Incorporated		29,800	1,764,458

			16,870,442

Utilities: 1.35%

Electric Utilities: 1.35%
Westar Energy Incorporated		266,665	7,447,953

Total Common Stocks (Cost $457,408,600)			535,322,665

		Principal

Other: 0.21%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)		$1,535,893	430,050
VFNC Corporation, Pass-Through Entity, 0.24% (a)(i)(v)±144A		1,699,422	713,757

Total Other (Cost $468,351)			1,143,807

	Yield	Shares

Short-Term Investments: 14.43%

Investment Companies: 14.43%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10%	19,005,681	19,005,681
Wells Fargo Securities Lending Cash Investment, LLC (v)(l)(u)(r)	0.18	60,607,484	60,607,484

Total Short-Term Investments (Cost $79,613,165)			79,613,165

Total Investments in Securities
(Cost $537,490,116) *	111.69%	616,079,637
Other Assets and Liabilities, Net	(11.69)	(64,502,789)

Total Net Assets	100.00%	$551,576,848

†	Non-income earning security

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

(v)	Security represents investment of cash collateral received from securities on loan.

±	Variable rate investment

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $540,372,430 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$85,059,843
Gross unrealized depreciation	(9,352,636)

Net unrealized appreciation	$75,707,207

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Special Mid Cap Value Fund	Statement of Assets and Liabilities—March 31, 2012 (Unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$536,466,472
In affiliated securities, at value (see cost below)	79,613,165

Total investments, at value (see cost below)	616,079,637
Receivable for investments sold	1,152,056
Receivable for Fund shares sold	285,830
Receivable for dividends	578,342
Receivable for securities lending income	6,249
Prepaid expenses and other assets	26,102

Total assets	618,128,216

Liabilities
Payable for investments purchased	2,671,893
Payable for Fund shares redeemed	2,156,812
Payable upon receipt of securities loaned	61,075,835
Advisory fee payable	329,109
Distribution fees payable	1,903
Due to other related parties	130,180
Accrued expenses and other liabilities	185,636

Total liabilities	66,551,368

Total net assets	$551,576,848

NET ASSETS CONSIST OF
Paid-in capital	$517,748,339
Undistributed net investment income	163,817
Accumulated net realized losses on investments	(44,924,829)
Net unrealized gains on investments	78,589,521

Total net assets	$551,576,848

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$11,340,772
Shares outstanding – Class A	500,943
Net asset value per share – Class A	$22.64
Maximum offering price per share – Class A2	$24.02
Net assets – Class C	$2,962,064
Shares outstanding – Class C	132,950
Net asset value per share – Class C	$22.28
Net assets – Administrator Class	$63,626,858
Shares outstanding – Administrator Class	2,780,045
Net asset value per share – Administrator Class	$22.89
Net assets – Institutional Class	$133,870,744
Shares outstanding – Institutional Class	5,842,272
Net asset value per share – Institutional Class	$22.91
Net assets – Investor Class	$339,776,410
Shares outstanding – Investor Class	14,838,854
Net asset value per share – Investor Class	$22.90

Investments in unaffiliated securities, at cost	$457,876,951

Investments in affiliated securities, at cost	$79,613,165

Total investments, at cost	$537,490,116

Securities on loan, at value	$59,620,920

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Six Months Ended March 31, 2012 (Unaudited)	Wells Fargo Advantage Special Mid Cap Value Fund	13

Investment income
Dividends	$4,504,666
Securities lending income, net	58,714
Income from affiliated securities	13,787

Total investment income	4,577,167

Expenses
Advisory fee	1,998,110
Administration fees
Fund level	143,404
Class A	14,214
Class C	2,835
Administrator Class	32,044
Institutional Class	49,382
Investor Class	615,380
Shareholder servicing fees
Class A	13,667
Class C	2,726
Administrator Class	77,314
Investor Class	466,198
Distribution fees
Class C	8,178
Custody and accounting fees	19,846
Professional fees	24,079
Registration fees	36,938
Shareholder report expenses	45,024
Trustees’ fees and expenses	5,589
Other fees and expenses	10,074

Total expenses	3,565,002
Less: Fee waivers and/or expense reimbursements	(131,999)

Net expenses	3,433,003

Net investment income	1,144,164

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	11,685,582
Net change in unrealized gains (losses) on investments	123,205,847

Net realized and unrealized gains (losses) on investments	134,891,429

Net increase in net assets resulting from operations	$136,035,593

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Special Mid Cap Value Fund	Statements of Changes in Net Assets

	Six Months Ended March 31, 2012 (Unaudited)		Year Ended September 30, 2011

Operations
Net investment income		$1,144,164		$1,303,413
Net realized gains on investments		11,685,582		65,371,085
Net change in unrealized gains (losses) on investments		123,205,847		(71,257,180)

Net increase (decrease) in net assets resulting from operations		136,035,593		(4,582,682)

Distributions to shareholders from
Net investment income
Class A		(16,595)		(152,090)
Class C		0		(15,966)
Administrator Class		(146,995)		(1,170,880)
Institutional Class		(682,086)		(2,346,840)
Investor Class		(299,809)		(4,991,023)

Total distributions to shareholders		(1,145,485)		(8,676,799)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	54,208	1,127,309	178,082	3,727,338
Class C	59,563	1,293,476	43,943	939,785
Administrator Class	215,904	4,613,671	1,459,040	30,967,227
Institutional Class	376,886	8,053,695	838,865	17,848,227
Investor Class	777,695	16,683,210	2,996,888	64,191,914

		31,771,361		117,674,491

Reinvestment of distributions
Class A	798	15,794	7,335	149,934
Class C	0	0	624	12,659
Administrator Class	7,136	142,719	54,840	1,132,446
Institutional Class	33,315	666,632	112,591	2,327,271
Investor Class	14,511	290,518	232,935	4,814,783

		1,115,663		8,437,093

Payment for shares redeemed
Class A	(106,175)	(2,198,747)	(197,628)	(4,122,393)
Class C	(24,041)	(512,706)	(34,322)	(681,203)
Administrator Class	(886,635)	(18,659,222)	(2,101,566)	(44,740,100)
Institutional Class	(333,579)	(7,244,589)	(2,077,046)	(44,904,369)
Investor Class	(4,596,561)	(101,871,000)	(5,043,796)	(106,447,949)

		(130,486,264)		(200,896,014)

Net decrease in net assets resulting from capital share transactions		(97,599,240)		(74,784,430)

Total increase (decrease) in net assets		37,290,868		(88,043,911)

Net assets
Beginning of period		514,285,980		602,329,891

End of period		$551,576,848		$514,285,980

Undistributed net investment income		$163,817		$165,138

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Special Mid Cap Value Fund	15

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Year Ended October 31,
Class A		2011	2010[1]	2009	2008	2007[2]
Net asset value, beginning of period	$17.84	$18.60	$15.98	$13.90	$23.12	$22.85
Net investment income	0.03 [3]	0.03	0.30	0.13 [3]	0.28	0.07 [3]
Net realized and unrealized gains (losses) on investments	4.80	(0.52)	2.49	2.14	(7.34)	0.20

Total from investment operations	4.83	(0.49)	2.79	2.27	(7.06)	0.27
Distributions to shareholders from
Net investment income	(0.03)	(0.27)	(0.17)	(0.19)	(0.28)	0.00
Net realized gains	0.00	0.00	0.00	0.00	(1.88)	0.00

Total distributions to shareholders	(0.03)	(0.27)	(0.17)	(0.19)	(2.16)	0.00
Net asset value, end of period	$22.64	$17.84	$18.60	$15.98	$13.90	$23.12
Total return[4]	27.11%	(2.82)%	17.55%	16.67%	(33.17)%	1.18%
Ratios to average net assets (annualized)
Gross expenses	1.31%	1.29%	1.35%	1.35%	1.38%	1.39%
Net expenses	1.25%	1.25%	1.25%	1.23%	1.25%	1.20%
Net investment income	0.33%	0.14%	1.80%	0.94%	0.65%	1.17%
Supplemental data
Portfolio turnover rate	40%	78%	84%	106%	158%	113%
Net assets, end of period (000’s omitted)	$11,341	$9,850	$10,497	$7,738	$1,273	$104

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	For the period from July 31, 2007 (commencement of class operations) to October 31, 2007

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Special Mid Cap Value Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Year Ended October 31,
Class C		2011	2010[1]	2009	2008	2007[2]
Net asset value, beginning of period	$17.60	$18.40	$15.85	$13.83	$23.08	$22.85
Net investment income (loss)	(0.04)[3]	(0.13)	0.24	0.02 [3]	0.14	0.05 [3]
Net realized and unrealized gains (losses) on investments	4.72	(0.49)	2.41	2.14	(7.31)	0.18

Total from investment operations	4.68	(0.62)	2.65	2.16	(7.17)	0.23
Distributions to shareholders from
Net investment income	0.00	(0.18)	(0.10)	(0.14)	(0.20)	0.00
Net realized gains	0.00	0.00	0.00	0.00	(1.88)	0.00

Total distributions to shareholders	0.00	(0.18)	(0.10)	(0.14)	(2.08)	0.00
Net asset value, end of period	$22.28	$17.60	$18.40	$15.85	$13.83	$23.08
Total return[4]	26.59%	(3.52)%	16.76%	15.81%	(33.66)%	1.01%
Ratios to average net assets (annualized)
Gross expenses	2.06%	2.04%	2.09%	2.11%	2.01%	2.12%
Net expenses	2.00%	2.00%	2.00%	1.98%	2.00%	1.98%
Net investment income (loss)	(0.39)%	(0.60)%	1.64%	0.11%	(0.08)%	0.79%
Supplemental data
Portfolio turnover rate	40%	78%	84%	106%	158%	113%
Net assets, end of period (000’s omitted)	$2,962	$1,714	$1,604	$707	$78	$10

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	For the period from July 31, 2007 (commencement of class operations) to October 31, 2007

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Special Mid Cap Value Fund	17

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Year Ended October 31,
Administrator Class		2011	2010[1]	2009	2008	2007	2006
Net asset value, beginning of period	$18.04	$18.80	$16.14	$13.99	$23.16	$23.40	$23.25
Net investment income	0.05 [2]	0.06 [2]	0.31	0.17 [2]	0.13	0.21 [2]	0.12
Net realized and unrealized gains (losses) on investments	4.85	(0.54)	2.53	2.15	(7.20)	1.11	3.47

Total from investment operations	4.90	(0.48)	2.84	2.32	(7.07)	1.32	3.59
Distributions to shareholders from
Net investment income	(0.05)	(0.28)	(0.18)	(0.17)	(0.22)	(0.15)	(0.02)
Net realized gains	0.00	0.00	0.00	0.00	(1.88)	(1.41)	(3.42)

Total distributions to shareholders	(0.05)	(0.28)	(0.18)	(0.17)	(2.10)	(1.56)	(3.44)
Net asset value, end of period	$22.89	$18.04	$18.80	$16.14	$13.99	$23.16	$23.40
Total return[3]	27.19%	(2.72)%	17.66%	16.83%	(33.08)%	5.75%	17.47%
Ratios to average net assets (annualized)
Gross expenses	1.14%	1.13%	1.17%	1.19%	1.21%	1.17%	1.20%
Net expenses	1.13%	1.13%	1.14%	1.11%	1.15%	1.15%	1.15%
Net investment income	0.45%	0.26%	1.65%	1.21%	0.81%	0.91%	0.70%
Supplemental data
Portfolio turnover rate	40%	78%	84%	106%	158%	113%	125%
Net assets, end of period (000’s omitted)	$63,627	$62,122	$75,775	$95,005	$85,786	$119,079	$97,014

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Special Mid Cap Value Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Year Ended October 31,
Institutional Class		2011	2010[1]	2009	2008	2007	2006
Net asset value, beginning of period	$18.10	$18.86	$16.19	$14.05	$23.26	$23.47	$23.28
Net investment income	0.08	0.10	0.33	0.21 [2]	0.18	0.29 [2]	0.20
Net realized and unrealized gains (losses) on investments	4.85	(0.52)	2.56	2.14	(7.22)	1.10	3.46

Total from investment operations	4.93	(0.42)	2.89	2.35	(7.04)	1.39	3.66
Distributions to shareholders from
Net investment income	(0.12)	(0.34)	(0.22)	(0.21)	(0.29)	(0.19)	(0.05)
Net realized gains	0.00	0.00	0.00	0.00	(1.88)	(1.41)	(3.42)

Total distributions to shareholders	(0.12)	(0.34)	(0.22)	(0.21)	(2.17)	(1.60)	(3.47)
Net asset value, end of period	$22.91	$18.10	$18.86	$16.19	$14.05	$23.26	$23.47
Total return[3]	27.32%	(2.46)%	17.97%	17.04%	(32.89)%	6.04%	17.77%
Ratios to average net assets (annualized)
Gross expenses	0.88%	0.86%	0.91%	0.92%	0.96%	0.90%	0.92%
Net expenses	0.87%	0.86%	0.89%	0.85%	0.90%	0.90%	0.90%
Net investment income	0.72%	0.52%	2.02%	1.46%	1.06%	1.23%	0.93%
Supplemental data
Portfolio turnover rate	40%	78%	84%	106%	158%	113%	125%
Net assets, end of period (000’s omitted)	$133,871	$104,360	$129,945	$131,036	$112,753	$157,342	$137,471

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Special Mid Cap Value Fund	19

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Year Ended October 31,
Investor Class		2011	2010[1]	2009	2008	2007	2006
Net asset value, beginning of period	$18.04	$18.80	$16.13	$13.97	$23.11	$23.36	$23.23
Net investment income	0.03 [2]	0.02	0.28	0.14	0.14 [2]	0.18 [2]	0.10
Net realized and unrealized gains (losses) on investments	4.85	(0.53)	2.54	2.14	(7.23)	1.10	3.45

Total from investment operations	4.88	(0.51)	2.82	2.28	(7.09)	1.28	3.55
Distributions to shareholders from
Net investment income	(0.02)	(0.25)	(0.15)	(0.12)	(0.17)	(0.12)	0.00
Net realized gains	0.00	0.00	0.00	0.00	(1.88)	(1.41)	(3.42)

Total distributions to shareholders	(0.02)	(0.25)	(0.15)	(0.12)	(2.05)	(1.53)	(3.42)
Net asset value, end of period	$22.90	$18.04	$18.80	$16.13	$13.97	$23.11	$23.36
Total return[3]	27.05%	(2.88)%	17.53%	16.55%	(33.19)%	5.58%	17.26%
Ratios to average net assets (annualized)
Gross expenses	1.38%	1.36%	1.44%	1.48%	1.54%	1.52%	1.54%
Net expenses	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%
Net investment income	0.29%	0.08%	1.57%	1.02%	0.67%	0.76%	0.53%
Supplemental data
Portfolio turnover rate	40%	78%	84%	106%	158%	113%	125%
Net assets, end of period (000’s omitted)	$339,776	$336,239	$384,509	$362,184	$374,417	$839,228	$756,815

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Special Mid Cap Value Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Special Mid Cap Value Fund Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Special Mid Cap Value Fund	21

by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

For Wells Fargo Advantage Funds that participated in securities lending activity prior to February 13, 2009, certain structured investment vehicles purchased in a joint account by the former securities lending agent defaulted or were impaired. Certain of the Wells Fargo Advantage Funds still hold ownership interest in these structured investment vehicles, which have since been restructured as pass-through securities. If the Fund holds an ownership interest in such pass-through securities, information regarding this ownership interest can be found in the Portfolio of Investments under the category “Other”.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of September 30, 2011, the Fund had net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $53,960,596 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes.

22	Wells Fargo Advantage Special Mid Cap Value Fund	Notes to Financial Statements (Unaudited)

Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follow:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$535,322,665	$0	$0	$535,322,665

Other	0	0	1,143,807	1,143,807

Short-term investments
Investment companies	19,005,681	60,607,484	0	79,613,165
	$554,328,346	$60,607,484	$1,143,807	$616,079,637

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended March 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.70% and declining to 0.60% as the average daily net assets of the Fund increase. For the six months ended March 31, 2012, the advisory fee was equivalent to an annual rate of 0.70% of the Fund’s average daily net assets.

Funds Management has retained the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Wells Capital Management, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Special Mid Cap Value Fund	23

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.33

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.25% for Class A, 2.00% for Class C, 1.14% for Administrator Class, 0.87% for Institutional Class and 1.31% for Investor Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of its average daily net assets.

For the six months ended March 31, 2012, Wells Fargo Funds Distributor, LLC received $1,520 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities, for the six months ended March 31, 2012 were $217,245,741 and $306,963,237, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended March 31, 2012, the Fund paid $602 in commitment fees.

For the six months ended March 31, 2012, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter

24	Wells Fargo Advantage Special Mid Cap Value Fund	Notes to Financial Statements (Unaudited)

into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210 Balance Sheet, creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update’s adoption on the Fund’s financial statement disclosures.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

Other Information (Unaudited)	Wells Fargo Advantage Special Mid Cap Value Fund	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Advantage Special Mid Cap Value Fund	Other Information (Unaudited)

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 137 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage Special Mid Cap Value Fund	27

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

28	Wells Fargo Advantage Special Mid Cap Value Fund	Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 29-30, 2012 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Special Mid Cap Value Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

In providing information to the Board, Funds Management and Wells Capital Management were guided by a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf at the start of the Board’s annual contract renewal process earlier in 2012. In approving the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee likely attributed different weights to various factors.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management supported the re-approval of the Advisory Agreements. Although the Board considered the continuation of the Advisory Agreements for the Fund as part of the larger process of considering the continuation of the advisory agreements for all of the funds in the complex, its decision to continue the Advisory Agreements for the Fund was ultimately made on a fund-by-fund basis.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2011. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund, and in comparison to the Fund’s

Other Information (Unaudited)	Wells Fargo Advantage Special Mid Cap Value Fund	29

benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe. The Board noted that the performance of the Fund was higher than the median performance of the Universe and its benchmark index, the Lipper Multi-Cap Value Funds Index, for all periods under review.

The Board received and considered information regarding the Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund’s Expense Group. The Board noted that the net operating expense ratios of the Fund were in range of or equal to the Fund’s Expense Group’s median net operating expense ratios.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the “Net Advisory Rate”).

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate with those of other funds in the Fund’s Expense Group median. The Board noted that, except for the Advisory Agreement Rate and Net Advisory Rate of the Institutional class, the Advisory Agreement Rate and Net Advisory Rate for the Fund were higher than the median rates for the Fund’s Expense Group. The Board received a report from Funds Management that noted, unlike the Fund, the Expense Group data did not include transfer agency expenses, the Fund was benefiting from Advisory Agreement Rate breakpoints and the net operating expense caps would be extended until January 31, 2014.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

The Board determined that the Advisory Agreement Rate for the Fund, both with and without an administration fee rate and before and after waivers, was reasonable in light of the Fund’s Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was reasonable in light of the services covered by the sub-advisory agreement, the sub-advised expense information provided by Lipper, and other information provided.

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Fund. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of the Fund’s Advisory Agreement Rate in isolation. It noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability reported by Funds Management was not unreasonable.

30	Wells Fargo Advantage Special Mid Cap Value Fund	Other Information (Unaudited)

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would have on-going opportunities to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale, if any, with the Fund. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Fund’s shares, including the channels through which the Fund’s shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations	Wells Fargo Advantage Special Mid Cap Value Fund	31

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

208998 05-12 SA234/SAR234 3-12

ITEM 2.	CODE OF ETHICS

Not required in this filing

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6.	SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASES

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Governance Committee (the “Committee”) of the Board of Trustees of the registrant (the “Trust”) has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee’s consideration.

The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch President

Date: May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:	/s/ Karla M. Rabusch
Karla M. Rabusch President

Date: May 23, 2012

By:	/s/ Kasey L. Phillips
Kasey L. Phillips Treasurer

Date: May 23, 2012